PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face amount	Value
Asset-backed securities—8.1%
Ameriquest Mortgage Securities, Inc.
Pass-Through Certificates,
Series 2005-R1, Class M4,
1 mo. USD LIBOR + 1.110%,
6.130%, due 03/25/35[1]	$200,000	$194,091
AMMC CLO 16 Ltd.,
Series 2015-16A, Class AR2,
3 mo. USD LIBOR + 0.980%,
6.231%, due 04/14/29[1,2]	331,767	330,633
Amortizing Residential Collateral Trust,
Series 2004-1, Class A5,
1 mo. USD LIBOR + 1.000%,
6.020%, due 10/25/34[1]	87,805	85,314
Bear Stearns Asset-Backed Securities Trust,
Series 2004-2, Class M1,
1 mo. USD LIBOR + 1.200%,
6.220%, due 08/25/34[1]	2,095,474	2,130,509
Chase Funding Trust,
Series 2002-3, Class 2A1,
1 mo. USD LIBOR + 0.640%,
5.660%, due 08/25/32[1]	125,924	117,973
Series 2002-4, Class 2A1,
1 mo. USD LIBOR + 0.740%,
5.760%, due 10/25/32[1]	6,413	6,075
CIT Mortgage Loan Trust,
Series 2007-1, Class 1A,
1 mo. USD LIBOR + 1.350%,
6.370%, due 10/25/37[1,2]	122,406	121,886
Countrywide Asset-Backed Certificates,
Series 2004-2, Class 3A4,
1 mo. USD LIBOR + 0.500%,
5.520%, due 07/25/34[1]	64,535	61,186
CWABS, Inc. Asset-Backed Certificates Trust,
Series 2004-4, Class M1,
1 mo. USD LIBOR + 0.720%,
5.740%, due 07/25/34[1]	35,899	35,193
Series 2004-6, Class M1,
1 mo. USD LIBOR + 0.900%,
5.920%, due 10/25/34[1]	69,156	67,332
Dryden Senior Loan Fund,
Series 2017-47A, Class A1R,
3 mo. USD LIBOR + 0.980%,
6.240%, due 04/15/28[1,2]	1,484,280	1,473,496
EMC Mortgage Loan Trust,
Series 2003-A, Class A2,
1 mo. USD LIBOR + 1.500%,
6.520%, due 08/25/40[1,2]	45,190	43,051

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face amount	Value
Asset-backed securities—(continued)
EquiFirst Loan Securitization Trust,
Series 2007-1, Class A1,
1 mo. USD LIBOR + 0.170%,
5.190%, due 04/25/37[1,2]	$1,270,873	$1,076,310
Gallatin CLO VIII Ltd.,
Series 2017-1A, Class A1R,
3 mo. USD LIBOR + 1.090%,
6.350%, due 07/15/31[1,2]	1,400,000	1,380,372
KGS-Alpha SBA COOF Trust,
Series 2012-5, Class A,
1.026%, due 04/25/38[2,3,4,5]	7,020,493	150,218
LCM XX LP,
Series 20A, Class AR,
3 mo. USD LIBOR + 1.040%,
6.290%, due 10/20/27[1,2]	31,386	31,283
Option One Mortgage Loan Trust,
Series 2007-4, Class 2A2,
1 mo. USD LIBOR + 0.180%,
5.200%, due 04/25/37[1]	47,851	26,917
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2005-WHQ3, Class M4,
1 mo. USD LIBOR + 0.945%,
5.965%, due 06/25/35[1]	25,297	24,961
PRET LLC,
Series 2021-RN2, Class A1,
1.744%, due 07/25/51[2,5,6]	4,213,942	3,943,464
Series 2022-RN1, Class A1,
3.721%, due 07/25/51[2,5,6]	1,372,793	1,290,847
RASC Trust,
Series 2005-KS11, Class M2,
1 mo. USD LIBOR + 0.630%,
5.650%, due 12/25/35[1]	74,346	73,573
Renaissance Home Equity Loan Trust,
Series 2003-2, Class A,
1 mo. USD LIBOR + 0.880%,
4.288%, due 08/25/33[1]	106,046	95,780
Saxon Asset Securities Trust,
Series 2005-3, Class M3,
1 mo. USD LIBOR + 0.750%,
1.458%, due 11/25/35[1]	936,479	888,595
Sound Point CLO XIV Ltd.,
Series 2016-3A, Class AR2,
3 mo. USD LIBOR + 0.990%,
6.263%, due 01/23/29[1,2]	110,334	109,898
Soundview Home Loan Trust,
Series 2007-OPT1, Class 1A1,
1 mo. USD LIBOR + 0.200%,
5.220%, due 06/25/37[1]	573,861	394,526

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face amount	Value
Asset-backed securities—(continued)
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-EQ1A, Class A1,
1 mo. USD LIBOR + 0.135%,
5.155%, due 07/25/36[1,2]	$38,238	$37,718
Structured Asset Securities Corp. Trust,
Series 2005-AR1, Class M2,
1 mo. USD LIBOR + 0.690%,
5.710%, due 09/25/35[1]	951,806	898,655
Symphony CLO XVII Ltd.,
Series 2016-17A, Class AR,
3 mo. USD LIBOR + 0.880%,
6.140%, due 04/15/28[1,2]	123,297	122,692
Venture 33 CLO Ltd.,
Series 2018-33A, Class A1LR,
3 mo. USD LIBOR + 1.060%,
6.320%, due 07/15/31[1,2]	500,000	492,160
Venture 36 CLO Ltd.,
Series 2019-36A, Class A1AR,
3 mo. USD LIBOR + 1.130%,
6.380%, due 04/20/32[1,2]	800,000	784,067
Vibrant CLO VI Ltd.,
Series 2017-6A, Class AR,
3 mo. USD LIBOR + 0.950%,
5.913%, due 06/20/29[1,2]	824,528	815,010
Total asset-backed securities (cost—$17,580,168)		17,303,785

Mortgage-backed securities—17.7%
Adjustable Rate Mortgage Trust
Series 2005-8, Class 3A21,
3.611%, due 11/25/35[5]	273,229	206,851
BCAP LLC Trust
Series 2010-RR1, Class 1A4,
3.857%, due 03/26/37[2,5]	58,814	46,803
Series 2013-RR1, Class 3A4,
6.000%, due 10/26/37[2,5]	139,395	106,364
Bear Stearns ARM Trust
Series 2002-11, Class 1A2,
3.250%, due 02/25/33[5]	1,227	921
Series 2004-2, Class 12A2,
3.609%, due 05/25/34[5]	20,632	18,601
Bear Stearns Asset-Backed Securities I Trust
Series 2004-AC3, Class A2,
5.500%, due 06/25/34[5,6]	328,597	320,946
Bear Stearns Asset-Backed Securities Trust
Series 2003-AC5, Class A1,
5.750%, due 10/25/33[5,6]	177,440	181,733

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face amount	Value
Mortgage-backed securities—(continued)
Chevy Chase Funding LLC
Mortgage-Backed Certificates
Series 2004-1A, Class A1,
1 mo. USD LIBOR + 0.280%,
5.718%, due 01/25/35[1,2]	$13,496	$12,536
CHL Mortgage Pass-Through Trust
Series 2003-HYB1, Class 1A1,
3.874%, due 05/19/33[5]	2,849	2,420
Series 2007-15, Class 2A2,
6.500%, due 09/25/37	24,159	10,474
Citigroup Commercial Mortgage Trust
Series 2019-SMRT, Class A,
4.149%, due 01/10/36[2]	3,200,000	3,138,595
Citigroup Mortgage Loan Trust, Inc.
Series 2021-INV3, Class A3A,
2.500%, due 05/25/51[2,5]	2,933,992	2,410,688
CSMC Trust
Series 2021-INV1, Class A3,
2.500%, due 07/25/56[2,5]	249,690	205,155
Series 2013-MH1, Class A,
4.698%, due 05/27/53[2,5]	905,021	763,832
FHLMC GNMA
Series 23, Class KZ,
6.500%, due 11/25/23	309	307
Series 13, Class B,
7.000%, due 06/25/23	89	0
FHLMC REMIC
Series 4265, Class ES,
(3.200)* 1 mo. USD LIBOR + 13.760%,
0.000%, due 11/15/43[1]	828,981	737,739
Series 2614, Class WO,
0.010%, due 05/15/33[7]	378,875	318,197
Series 4839, Class UO,
0.010%, due 08/15/56[7]	448,563	369,641
Series 4836, Class PO,
0.010%, due 10/15/58[7]	738,809	549,433
Series 4338, Class SB,
0.030%, due 10/15/41[5]	65,047	2,908
Series 4263, Class SD,
(2.667)* 1 mo. USD LIBOR + 12.267%,
0.032%, due 11/15/43[1]	340,389	287,194
Series 4438, Class WI,
0.073%, due 11/15/38[5]	123,467	5,662
Series 4255, Class SN,
(2.667)* 1 mo. USD LIBOR + 12.267%,
0.092%, due 05/15/35[1]	310,763	288,448
Series 4394, Class WI,
0.121%, due 08/15/41[5]	38,256	1,721

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face amount	Value
Mortgage-backed securities—(continued)
Series 3962, Class KS,
0.180%, due 06/15/38[5]	$109,484	$6,485
Series 3598, Class JI,
0.188%, due 10/15/37[5]	16,346	513
Series 4463, Class IO,
0.197%, due 02/15/38[5]	79,900	3,408
Series 3684, Class JI,
0.200%, due 11/15/36[5]	140,581	8,966
Series 4324, Class IO,
0.439%, due 08/15/36[5]	51,458	1,555
Series 3635, Class IB,
0.487%, due 10/15/37[5]	50,050	2,024
Series 3621, Class WI,
0.573%, due 05/15/37[5]	26,626	1,151
Series 4367, Class GS,
0.575%, due 03/15/37[5]	44,069	2,414
Series 4076, Class SW,
(1.000)* 1 mo. USD LIBOR + 6.050%,
1.102%, due 07/15/42[1]	1,033,754	119,815
Series 4156, Class SA,
(1.000)* 1 mo. USD LIBOR + 6.200%,
1.252%, due 01/15/33[1]	745,622	50,174
Series 3339, Class LI,
(1.000)* 1 mo. USD LIBOR + 6.480%,
1.532%, due 07/15/37[1]	492,029	48,692
Series 5034, Class MI,
2.000%, due 11/25/50	694,248	89,150
Series 4182, Class YI,
2.500%, due 03/15/28	1,188,734	51,961
Series 4037, Class PI,
3.000%, due 04/15/27	440,664	10,954
Series 4100, Class HI,
3.000%, due 08/15/27	108,123	4,628
Series 4182, Class QI,
3.000%, due 02/15/33	64,773	3,884
Series 4165, Class TI,
3.000%, due 12/15/42	571,366	42,202
Series 2513, Class AS,
(1.000)* 1 mo. USD LIBOR + 8.000%,
3.052%, due 02/15/32[1]	131,912	14,308
Series 4457, Class DI,
4.000%, due 08/15/24	64,994	1,032
Series 4544, Class IP,
4.000%, due 01/15/46	1,046,529	165,581
Series 4832, Class FW,
1 mo. USD LIBOR + 0.350%,
4.162%, due 04/15/38[1]	889,218	865,284

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face amount	Value
Mortgage-backed securities—(continued)
Series 4945, Class F,
1 mo. USD LIBOR + 0.500%,
4.172%, due 12/15/46[1]	$138,336	$135,102
Series 3442, Class MT,
1 mo. USD LIBOR,
4.948%, due 07/15/34[1]	32,142	30,670
Series 1534, Class Z,
5.000%, due 06/15/23	233	233
Series 2411, Class FJ,
1 mo. USD LIBOR + 0.350%,
5.298%, due 12/15/29[1]	6,111	6,085
Series 3096, Class FL,
1 mo. USD LIBOR + 0.400%,
5.348%, due 01/15/36[1]	65,589	64,903
Series 3114, Class PF,
1 mo. USD LIBOR + 0.400%,
5.348%, due 02/15/36[1]	355,841	352,232
Series 3153, Class UF,
1 mo. USD LIBOR + 0.430%,
5.378%, due 05/15/36[1]	88,519	87,791
Series 2400, Class FQ,
1 mo. USD LIBOR + 0.500%,
5.448%, due 01/15/32[1]	25,299	25,312
Series 4068, Class UF,
1 mo. USD LIBOR + 0.500%,
5.448%, due 06/15/42[1]	432,308	423,635
Series 3667, Class FW,
1 mo. USD LIBOR + 0.550%,
5.498%, due 02/15/38[1]	7,750	7,678
Series 3864, Class NT,
(9.167)* 1 mo. USD LIBOR + 60.500%,
5.500%, due 03/15/39[1]	235,567	238,990
Series 4940, Class FE,
1 mo. USD LIBOR + 0.550%,
5.570%, due 01/25/50[1]	271,204	265,086
Series 3671, Class FQ,
1 mo. USD LIBOR + 0.850%,
5.798%, due 12/15/36[1]	525,795	531,980
Series 1694, Class Z,
6.500%, due 03/15/24	3,826	3,828
Series 1573, Class PZ,
7.000%, due 09/15/23	170	170
Series 1658, Class GZ,
7.000%, due 01/15/24	310	310
Series 2136, Class GD,
7.000%, due 03/15/29	727	78
Series 2178, Class PI,
7.500%, due 08/15/29	4,535	620
Series 1775, Class Z,
8.500%, due 03/15/25	363	371

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face amount	Value
Mortgage-backed securities—(continued)
FHLMC STRIPs
Series 386, Class C3,
2.500%, due 03/15/52	$471,913	$72,362
Series 389, Class C40,
2.500%, due 10/15/52	4,991,922	782,021
Series 303, Class C19,
3.500%, due 01/15/43	431,456	68,229
Series 345, Class C13,
3.500%, due 08/15/45	568,733	91,688
Series 330, Class F4,
1 mo. USD LIBOR + 0.350%,
4.137%, due 10/15/37[1]	197,672	193,550
Series 326, Class F2,
1 mo. USD LIBOR + 0.550%,
5.498%, due 03/15/44[1]	262,484	257,641
FHLMC Whole Loan Securities Trust
Series 2015-SC02, Class 1A,
3.000%, due 09/25/45	218,734	195,091
Series 2017-SC01, Class 1A,
3.000%, due 12/25/46	367,314	326,177
Series 2017-SC01, Class 2A,
3.500%, due 12/25/46	416,349	378,311
FNMA Aces
Series 2020-M33, Class X2,
2.348%, due 01/25/31[5]	588,778	58,378
Series 2016-M11, Class AL,
2.944%, due 07/25/39	475,517	432,307
FNMA REMIC
Series 2020-70, Class IO,
0.000%, due 10/25/50[5]	11,259,755	643,658
Series 2012-111, Class HS,
(0.833)* 1 mo. USD LIBOR + 3.667%,
0.009%, due 10/25/42[1]	37,214	24,488
Series 2014-42, Class SA,
0.012%, due 07/25/44[5]	129,603	4,616
Series 2016-76, Class CS,
0.023%, due 10/25/46[5]	45,714	1,958
Series 2015-64, Class KS,
0.036%, due 09/25/45[5]	164,649	7,499
Series 2014-45, Class SA,
0.061%, due 08/25/44[5]	103,322	4,026
Series 2016-17, Class CS,
0.078%, due 04/25/46[5]	93,904	5,513
Series 2015-10, Class SA,
0.092%, due 03/25/45[5]	248,395	11,953
Series 2015-58, Class AI,
0.101%, due 08/25/55[5]	122,726	4,239
Series 2014-92, Class SB,
0.118%, due 01/25/45[5]	131,067	6,848
Series 2015-50, Class SB,
0.126%, due 07/25/45[5]	660,876	33,602

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face amount	Value
Mortgage-backed securities—(continued)
Series 2014-84, Class AI,
(1.000)* 1 mo. USD LIBOR + 6.150%,
0.200%, due 02/25/43[1]	$269,850	$1,924
Series 2022-3, Class SD,
(1.000)* 30 day USD SOFR
Average + 2.550%,
0.269%, due 02/25/52[1]	4,017,445	86,008
Series 2015-19, Class AI,
0.310%, due 04/25/55[5]	206,095	8,436
Series 2014-43, Class BS,
0.340%, due 07/25/44[5]	219,436	10,345
Series 2014-47, Class BI,
0.396%, due 08/25/54[5]	212,285	9,342
Series 2012-77, Class IO,
0.453%, due 07/25/52[5]	129,980	5,066
Series 2015-73, Class ES,
(2.333)* 1 mo. USD LIBOR + 9.333%,
0.542%, due 10/25/45[1]	176,805	114,002
Series 2019-62, Class SN,
(1.000)* 1 mo. USD LIBOR + 6.000%,
0.980%, due 11/25/49[1]	211,530	31,227
Series 2013-28, Class YS,
(1.000)* 1 mo. USD LIBOR + 6.150%,
1.130%, due 07/25/42[1]	370,411	48,324
Series 2013-34, Class PS,
(1.000)* 1 mo. USD LIBOR + 6.150%,
1.130%, due 08/25/42[1]	353,860	22,728
Series 2010-76, Class SA,
(1.000)* 1 mo. USD LIBOR + 6.500%,
1.480%, due 07/25/40[1]	438,036	39,424
Series 2013-30, Class GI,
3.000%, due 01/25/43	685,177	61,067
Series 2013-45, Class IK,
3.000%, due 02/25/43	509,338	57,538
Series 2013-30, Class JI,
3.000%, due 04/25/43	261,194	35,148
Series 2013-116, Class IY,
3.000%, due 09/25/43	183,640	12,738
Series 2016-14, Class IO,
3.000%, due 03/25/46	373,587	48,760
Series 2016-20, Class EI,
3.000%, due 04/25/46	118,404	15,505
Series 2016-52, Class PI,
3.000%, due 04/25/46	291,891	34,941
Series 2016-64, Class IA,
3.000%, due 05/25/46	300,075	38,212

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face amount	Value
Mortgage-backed securities—(continued)
Series 2018-28, Class CA,
3.000%, due 05/25/48	$254,661	$234,340
Series 2020-54, Class WF,
1 mo. USD LIBOR + 0.450%,
3.161%, due 08/25/50[1]	538,980	509,913
Series 2016-63, Class YI,
3.500%, due 04/25/46	58,727	4,316
Series 2003-70, Class SH,
(2.000)* 1 mo. USD LIBOR + 14.000%,
3.959%, due 07/25/23[1]	4,592	4,565
Series 2015-47, Class GI,
4.000%, due 06/25/44	43,916	4,337
Series 2012-122, Class LI,
4.500%, due 07/25/41	317,956	25,619
Series 2018-85, Class FE,
1 mo. USD LIBOR + 0.300%,
5.320%, due 12/25/48[1]	1,587,018	1,546,667
Series 2007-67, Class FB,
1 mo. USD LIBOR + 0.320%,
5.340%, due 07/25/37[1]	31,249	30,592
Series 2012-128, Class FK,
1 mo. USD LIBOR + 0.350%,
5.370%, due 11/25/42[1]	130,719	126,976
Series 2002-60, Class F1,
1 mo. USD LIBOR + 0.400%,
5.420%, due 06/25/32[1]	38,281	38,127
Series 2019-10, Class FA,
1 mo. USD LIBOR + 0.400%,
5.420%, due 03/25/49[1]	2,616,417	2,559,210
Series 2012-90, Class FB,
1 mo. USD LIBOR + 0.440%,
5.460%, due 08/25/42[1]	46,358	45,277
Series 2010-141, Class FA,
1 mo. USD LIBOR + 0.500%,
5.520%, due 12/25/40[1]	131,419	128,969
Series 2009-33, Class FB,
1 mo. USD LIBOR + 0.820%,
5.840%, due 03/25/37[1]	297,109	299,686
Series G94-6, Class PJ,
8.000%, due 05/17/24	100	101
FNMA REMICS
Series 2021-3, Class TI,
2.500%, due 02/25/51	800,635	129,967
FNMA STRIPs
Series 426, Class C25,
2.000%, due 01/25/52	1,051,806	138,494
Series 419, Class C3,
3.000%, due 11/25/43	92,608	13,373
Series 413, Class 111,
4.000%, due 07/25/42[5]	462,093	67,340

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face amount	Value
Mortgage-backed securities—(continued)
Series 386, Class 14,
6.500%, due 04/25/38	$34,256	$9,947
Fremont Home Loan Trust
Series 2004-A, Class M1,
1 mo. USD LIBOR + 0.825%,
5.845%, due 01/25/34[1]	321,535	301,190
GNMA
Series 2007-18, Class CO,
0.010%, due 03/20/35[7]	15,515	14,179
Series 2015-166, Class SA,
0.011%, due 06/20/42[5]	159,820	3,899
Series 2015-127, Class AS,
0.059%, due 06/20/43[5]	158,865	4,851
Series 2017-57, Class WI,
0.088%, due 12/20/45[5]	73,990	2,109
Series 2015-180, Class SA,
0.152%, due 06/20/42[5]	172,933	3,743
Series 2017-15, Class WI,
0.196%, due 11/20/45[5]	172,754	3,490
Series 2016-180, Class WI,
0.447%, due 09/20/45[5]	270,246	5,214
Series 2016-138, Class WI,
0.463%, due 08/20/45[5]	147,221	2,713
Series 2015-126, Class GS,
(2.333)* 1 mo. USD LIBOR + 9.333%,
0.542%, due 09/20/45[1]	323,052	217,668
Series 2013-77, Class GI,
3.000%, due 02/20/43	777,929	77,339
Series 2017-H23, Class MA,
3.000%, due 11/20/67	669,871	637,137
Series 2014-158, Class IA,
3.500%, due 10/20/29	305,302	21,519
Series 2013-23, Class IP,
3.500%, due 08/20/42	512,955	62,538
Series 2015-165, Class IB,
3.500%, due 11/20/42	175,211	17,939
Series 2016-118, Class IE,
3.500%, due 09/20/46	32,128	5,503
Series 2015-H29, Class FJ,
1 mo. USD LIBOR + 0.680%,
4.498%, due 11/20/65[1]	1,224,104	1,207,768
Series 2015-H27, Class FA,
1 mo. USD LIBOR + 0.750%,
4.518%, due 09/20/65[1]	1,626,911	1,609,014
Series 2016-H14, Class FA,
1 mo. USD LIBOR + 0.800%,
4.620%, due 06/20/66[1]	318,803	316,692
Series 2015-H29, Class FA,
1 mo. USD LIBOR + 0.700%,
4.654%, due 10/20/65[1]	2,506	2,482

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face amount	Value
Mortgage-backed securities—(continued)
Series 2015-H30, Class FA,
1 mo. USD LIBOR + 0.680%,
4.811%, due 08/20/61[1]	$4,138	$4,078
Series 2013-H19, Class DF,
1 mo. USD LIBOR + 0.650%,
5.351%, due 05/20/63[1]	296,924	294,537
Series 2013-H23, Class TA,
1 mo. USD LIBOR + 0.720%,
5.421%, due 09/20/63[1]	226,637	226,104
Series 2010-H01, Class FA,
1 mo. USD LIBOR + 0.820%,
5.651%, due 01/20/60[1]	767,052	765,717
Series 2013-H20, Class FB,
1 mo. USD LIBOR + 1.000%,
5.701%, due 08/20/63[1]	258,168	258,282
GS Mortgage-Backed Securities Trust
Series 2021-INV1, Class A2,
2.500%, due 12/25/51[2,5]	346,730	284,887
Series 2021-GR2, Class A2,
2.500%, due 02/25/52[2,5]	516,541	424,411
Series 2022-MM1, Class A2,
2.500%, due 07/25/52[2,5]	1,631,980	1,340,901
GSR Mortgage Loan Trust
Series 2004-14, Class 2A1,
1 mo. USD LIBOR + 0.330%,
5.350%, due 12/25/34[1]	2,889	2,771
IndyMac INDX Mortgage Loan Trust
Series 2005-AR2, Class 2A1A,
1 mo. USD LIBOR + 0.640%,
5.660%, due 02/25/35[1]	184,087	164,263
J.P. Morgan Alternative Loan Trust
Series 2008-R4, Class 2A1,
1 mo. USD LIBOR + 0.500%,
5.345%, due 06/27/37[1,2]	462,182	326,873
JP Morgan Mortgage Trust
Series 2021-INV6, Class A2,
3.000%, due 04/25/52[2,5]	1,256,504	1,073,183
Series 2019-6, Class A11,
1 mo. USD LIBOR + 0.900%,
5.745%, due 12/25/49[1,2]	456,612	431,659
Series 2019-INV2, Class A11,
1 mo. USD LIBOR + 0.900%,
5.745%, due 02/25/50[1,2]	554,749	518,923
Merrill Lynch Mortgage Investors Trust
Series 2004-1, Class 2A2,
3.766%, due 12/25/34[5]	69,961	64,983
Series 2004-A, Class A1,
1 mo. USD LIBOR + 0.460%,
5.480%, due 04/25/29[1]	13,086	11,798

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face amount	Value
Mortgage-backed securities—(continued)
Morgan Stanley Mortgage Loan Trust
Series 2004-11AR, Class 1A1,
1 mo. USD LIBOR + 0.320%,
5.340%, due 01/25/35[1]	$16,189	$14,193
Morgan Stanley Re-REMIC Trust
Series 2010-R4, Class 4B,
1 mo. USD LIBOR + 0.230%,
2.702%, due 02/26/37[1,2]	101,896	92,342
Mortgage Equity Conversion Asset Trust
Series 2007-FF3, Class A,
1 yr. CMT + 0.500%,
5.280%, due 05/25/42[1,2]	1,946,828	1,857,287
OBX Trust
Series 2022-INV2, Class A1,
3.000%, due 01/25/52[2,5]	571,946	486,244
Pepper Residential Securities Trust No. 22
Series 22A, Class A1U,
1 mo. USD LIBOR + 1.000%,
5.953%, due 06/20/60[1,2]	164,646	164,515
Residential Asset Securitization Trust
Series 2006-A7CB, Class 1A1,
1 mo. USD LIBOR + 0.500%,
5.520%, due 07/25/36[1]	210,492	152,130
Sequoia Mortgage Trust
Series 5, Class A,
1 mo. USD LIBOR + 0.700%,
5.651%, due 10/19/26[1]	25,229	23,873
Series 11, Class A,
1 mo. USD LIBOR + 0.900%,
5.853%, due 12/20/32[1]	96,305	85,836
Structured Adjustable Rate Mortgage Loan Trust
Series 2007-4, Class 1A2,
1 mo. USD LIBOR + 0.440%,
5.460%, due 05/25/37[1]	87,121	75,436
Structured Asset Mortgage Investments II Trust
Series 2006-AR3, Class 11A1,
1 mo. USD LIBOR + 0.420%,
5.440%, due 04/25/36[1]	194,916	169,237
Thornburg Mortgage Securities Trust
Series 2005-1, Class A3,
3.859%, due 04/25/45[5]	22,322	20,814
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR9, Class 2A,
4.164%, due 09/25/33[5]	33,298	29,796
Total mortgage-backed securities (cost—$42,727,129)		37,741,190

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face amount	Value
U.S. government agency obligations: 151.0%
FHLMC
1.500%, due 04/01/37	$959,657	$842,757
2.000%, due 04/01/36	764,090	690,790
2.500%, due 01/01/31	96,787	91,681
2.500%, due 11/01/31	28,798	27,231
2.500%, due 07/01/32	51,520	48,266
2.500%, due 08/01/32	231,825	217,180
2.500%, due 09/01/32	307,060	287,662
2.500%, due 11/01/32	9,951	9,323
2.500%, due 12/01/32	280,676	262,945
2.500%, due 01/01/33	69,499	65,109
2.500%, due 12/01/50	1,121,553	974,470
2.500%, due 08/01/51	5,194,581	4,545,835
2.500%, due 09/01/51	888,966	775,178
2.500%, due 03/01/52	1,371,413	1,190,032
2.500%, due 04/01/52	102,237	88,611
3.000%, due 01/01/33	783,918	753,595
3.000%, due 02/01/40	1,141,268	1,079,329
3.000%, due 06/01/42	1,582,093	1,445,800
3.000%, due 07/01/42	180,975	165,385
3.000%, due 08/01/42	64,042	58,524
3.000%, due 04/01/43	131,063	121,138
3.000%, due 05/01/43	71,728	66,296
3.000%, due 12/01/44	134,671	123,967
3.000%, due 04/01/45	628,409	576,749
3.000%, due 08/01/46	137,416	122,763
3.000%, due 12/01/46	666,617	611,287
3.000%, due 06/01/50	562,166	511,534
3.000%, due 04/01/51	1,642,534	1,480,844
3.000%, due 06/01/51	825,293	743,842
3.000%, due 07/01/51	4,088,192	3,722,958
3.000%, due 10/01/51	174,082	157,971
3.000%, due 12/01/51	1,401,495	1,261,292
3.000%, due 02/01/52	458,143	411,535
3.000%, due 03/01/52	1,141,990	1,027,853
3.000%, due 04/01/52	2,922,240	2,629,545
3.500%, due 09/01/32	213,134	207,778
3.500%, due 12/01/33	129,336	126,181
3.500%, due 06/01/34	75,455	73,423
3.500%, due 07/01/34	30,936	30,103
3.500%, due 03/01/35	442,834	430,909
3.500%, due 04/01/35	235,965	229,158
3.500%, due 03/01/42	895	855
3.500%, due 07/01/43	727	695
3.500%, due 05/01/48	655,418	621,019
3.500%, due 02/01/50	281,793	264,426
3.500%, due 11/01/51	249,300	232,363
3.500%, due 01/01/52	214,433	199,832
4.000%, due 01/01/37	151,980	149,433
4.000%, due 07/01/43	86,055	84,271

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
4.000%, due 08/01/44	$1,272,234	$1,251,342
4.000%, due 11/01/47	136,367	132,478
4.000%, due 01/01/48	380,207	369,362
4.000%, due 02/01/48	17,477	16,979
4.000%, due 03/01/48	12,567	12,187
4.000%, due 04/01/48	27,149	26,329
4.000%, due 06/01/48	121,080	115,971
4.000%, due 10/01/48	1,685,059	1,632,573
4.000%, due 12/01/48	158,104	153,329
4.000%, due 04/01/49	592,188	572,333
4.500%, due 09/01/34	551,419	547,651
4.500%, due 01/01/36	10,604	10,532
4.500%, due 05/01/37	1,137	1,128
4.500%, due 05/01/38	28,501	28,204
4.500%, due 02/01/49	59,541	59,087
4.500%, due 06/01/50	361,347	356,926
5.000%, due 10/01/25	8,408	8,351
5.000%, due 11/01/27	1,730	1,730
5.000%, due 09/01/33	77,642	78,916
5.000%, due 06/01/34	3,598	3,664
5.000%, due 04/01/35	26,476	26,965
5.000%, due 05/01/35	35,738	36,478
5.000%, due 07/01/35	64,422	65,756
5.000%, due 08/01/35	9,703	9,904
5.000%, due 10/01/35	9,082	9,270
5.000%, due 12/01/35	268	274
5.000%, due 07/01/38	123,059	126,080
5.000%, due 11/01/38	85,538	87,588
5.000%, due 06/01/39	20,183	20,695
5.000%, due 03/01/40	2,140	2,195
5.000%, due 07/01/40	90,136	92,439
5.000%, due 09/01/40	82,728	84,803
5.000%, due 11/01/40	27,620	28,326
5.000%, due 02/01/41	111,964	114,850
5.000%, due 03/01/41	18,542	18,537
5.000%, due 04/01/41	42,221	43,309
5.000%, due 05/01/41	29,099	29,849
5.000%, due 07/01/41	17,586	18,039
5.000%, due 08/01/44	21,200	21,708
5.000%, due 03/01/49	673,182	680,843
5.500%, due 02/01/32	586	604
5.500%, due 12/01/32	1,031	1,064
5.500%, due 02/01/33	26,980	27,879
5.500%, due 05/01/33	252	260
5.500%, due 06/01/33	96,955	100,188
5.500%, due 12/01/33	20,778	21,471
5.500%, due 12/01/34	16,798	17,397
5.500%, due 06/01/35	278,177	288,131
5.500%, due 07/01/35	2,211	2,285
5.500%, due 10/01/35	92,942	96,489

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
5.500%, due 12/01/35	$34,410	$35,724
5.500%, due 06/01/36	157,075	162,670
5.500%, due 12/01/36	240,637	251,101
5.500%, due 03/01/37	29,776	31,082
5.500%, due 07/01/37	46,346	48,103
5.500%, due 10/01/37	1,218	1,271
5.500%, due 04/01/38	46,056	48,058
5.500%, due 05/01/38	4,402	4,601
5.500%, due 12/01/38	904	945
5.500%, due 01/01/39	22,162	23,134
5.500%, due 09/01/39	68,953	71,978
5.500%, due 02/01/40	2,804	2,931
5.500%, due 03/01/40	2,895	3,026
5.500%, due 05/01/40	40,772	42,616
5.500%, due 03/01/41	41,709	43,596
6.000%, due 11/01/37	429,142	455,971
7.000%, due 08/01/25	31	31
FHLMC ARM
1 yr. USD LIBOR + 1.760%,
4.009%, due 11/01/36[1]	209,029	208,770
1 yr. USD LIBOR + 1.866%,
4.091%, due 11/01/41[1]	553,196	557,716
1 yr. CMT + 2.258%,
4.191%, due 10/01/23[1]	135	133
1 yr. CMT + 2.115%,
4.243%, due 04/01/29[1]	1,284	1,268
1 yr. USD LIBOR + 1.771%,
4.254%, due 10/01/39[1]	534,573	532,705
1 yr. CMT + 2.137%,
4.262%, due 01/01/28[1]	4,204	4,142
1 yr. CMT + 2.250%,
4.266%, due 09/01/34[1]	301,666	304,884
1 yr. CMT + 2.225%,
4.300%, due 11/01/29[1]	33,679	33,249
1 yr. CMT + 2.282%,
4.352%, due 07/01/28[1]	32,465	32,087
1 yr. CMT + 2.221%,
4.427%, due 07/01/24[1]	4,174	4,115
1 yr. CMT + 2.415%,
4.487%, due 01/01/29[1]	28,863	28,492
1 yr. CMT + 2.442%,
4.532%, due 10/01/27[1]	24,730	24,537
1 yr. CMT + 2.415%,
4.615%, due 11/01/25[1]	18,809	18,502
1 yr. CMT + 2.464%,
4.631%, due 10/01/27[1]	21,888	21,630
1 yr. CMT + 2.525%,
4.650%, due 12/01/29[1]	4,021	4,003
1 yr. CMT + 2.625%,
4.750%, due 01/01/30[1]	15,512	15,509

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
1 yr. CMT + 2.150%,
4.808%, due 11/01/27[1]	$23,798	$23,508
1 yr. CMT + 2.282%,
5.187%, due 06/01/28[1]	12,268	12,168
FNMA
1.500%, due 08/01/51	496,146	391,891
2.000%, due 05/01/28	90,001	85,689
2.000%, due 09/01/31	73,828	69,086
2.000%, due 11/01/31	282,996	264,818
2.000%, due 01/01/32	55,357	51,801
2.500%, due 06/01/28	61,334	58,394
2.500%, due 07/01/28	573,972	546,461
2.500%, due 08/01/28	170,428	162,259
2.500%, due 09/01/30	13,834	13,104
2.500%, due 11/01/30	22,256	21,082
2.500%, due 01/01/33	219,883	202,355
2.500%, due 11/01/50	435,113	378,179
2.500%, due 01/01/51	1,159,228	1,006,825
2.500%, due 02/01/51	541,716	470,329
2.500%, due 04/01/51	1,560,218	1,355,833
2.500%, due 09/01/51	1,775,795	1,547,806
2.500%, due 01/01/52	1,725,976	1,500,679
2.500%, due 03/01/52	778,150	675,226
2.500%, due 04/01/52	1,434,650	1,244,582
3.000%, due 11/01/26	114,097	110,648
3.000%, due 05/01/28	67,025	64,671
3.000%, due 02/01/30	85,689	82,990
3.000%, due 04/01/30	29,093	27,978
3.000%, due 05/01/30	34,445	33,125
3.000%, due 10/01/30	12,052	11,590
3.000%, due 04/01/31	860,446	827,479
3.000%, due 01/01/38	285,879	269,762
3.000%, due 04/01/38	268,752	253,599
3.000%, due 05/01/42	188,964	172,687
3.000%, due 06/01/42	193,058	176,428
3.000%, due 07/01/42	377,741	345,203
3.000%, due 10/01/42	267,293	246,915
3.000%, due 01/01/43	1,037,808	958,686
3.000%, due 04/01/43	315,508	291,326
3.000%, due 05/01/43	334,735	309,078
3.000%, due 06/01/43	43,501	40,166
3.000%, due 09/01/43	493,816	455,965
3.000%, due 11/01/46	1,213,234	1,120,046
3.000%, due 12/01/46	2,863,749	2,629,104
3.000%, due 02/01/47	229,314	211,738
3.000%, due 09/01/49	838,962	759,668
3.000%, due 11/01/49	245,942	224,848
3.000%, due 02/01/50	1,645,343	1,489,836
3.000%, due 03/01/50	3,773,200	3,418,605
3.000%, due 07/01/50	615,510	556,823

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
3.000%, due 12/01/50	$479,237	$432,766
3.000%, due 04/01/51	3,458,880	3,119,278
3.000%, due 05/01/51	3,637,287	3,279,138
3.000%, due 08/01/51	458,709	412,124
3.000%, due 10/01/51	193,428	174,085
3.000%, due 11/01/51	248,165	223,222
3.000%, due 12/01/51	446,580	401,826
3.000%, due 02/01/52	128,827	116,365
3.000%, due 03/01/52	1,012,748	909,761
3.000%, due 04/01/52	4,315,523	3,877,042
3.000%, due 07/01/52	492,341	443,134
3.000%, due 02/01/57	591,874	538,436
3.000%, due 05/01/58	644,033	586,022
3.500%, due 11/01/25	59,310	58,050
3.500%, due 08/01/26	216,962	212,090
3.500%, due 06/01/28	110,347	107,602
3.500%, due 08/01/29	17,858	17,448
3.500%, due 09/01/32	555,574	542,515
3.500%, due 11/01/33	47,048	45,901
3.500%, due 02/01/34	76,825	74,952
3.500%, due 01/01/35	143,633	139,767
3.500%, due 02/01/35	140,910	137,117
3.500%, due 04/01/35	138,345	134,356
3.500%, due 05/01/35	917,040	895,258
3.500%, due 03/01/42	192,646	183,979
3.500%, due 04/01/42	12,782	12,157
3.500%, due 07/01/42	339	325
3.500%, due 09/01/42	65,336	62,397
3.500%, due 12/01/42	784,973	750,927
3.500%, due 03/01/43	472,682	451,868
3.500%, due 05/01/43	1,986	1,899
3.500%, due 07/01/43	2,691,476	2,559,923
3.500%, due 08/01/43	6,325,493	6,016,379
3.500%, due 01/01/44	89,730	85,694
3.500%, due 06/01/45	1,362,976	1,289,225
3.500%, due 08/01/45	23,124	21,872
3.500%, due 10/01/45	8,516	8,107
3.500%, due 09/01/46	604,559	575,838
3.500%, due 02/01/47	1,677,616	1,601,099
3.500%, due 08/01/47	149,875	141,219
3.500%, due 09/01/47	211,619	201,429
3.500%, due 11/01/47	283,732	267,924
3.500%, due 12/01/47	280,128	263,948
3.500%, due 02/01/48	246,345	231,941
3.500%, due 03/01/48	888,257	836,320
3.500%, due 02/01/50	97,020	91,042
3.500%, due 03/01/50	4,322,491	4,050,901
3.500%, due 04/01/50	358,649	336,068
3.500%, due 06/01/56	783,108	739,650
3.500%, due 01/01/57	708,292	668,689

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
3.500%, due 01/01/59	$1,060,789	$996,851
3.575%, due 02/01/26	500,000	488,430
4.000%, due 07/01/25	928	912
4.000%, due 09/01/25	783	770
4.000%, due 10/01/25	1,324	1,303
4.000%, due 11/01/25	2,340	2,300
4.000%, due 01/01/26	45,602	44,819
4.000%, due 02/01/26	104,792	102,956
4.000%, due 03/01/26	10,591	10,404
4.000%, due 04/01/26	245,559	241,312
4.000%, due 08/01/32	1,292	1,281
4.000%, due 06/01/33	42,161	41,791
4.000%, due 07/01/33	270,107	267,737
4.000%, due 08/01/33	870,908	858,032
4.000%, due 07/01/34	367,294	364,075
4.000%, due 07/01/35	787,403	780,627
4.000%, due 04/01/37	576,779	572,227
4.000%, due 03/01/38	460,374	457,754
4.000%, due 07/01/38	553,019	546,207
4.000%, due 08/01/38	243,046	241,042
4.000%, due 09/01/38	296,393	292,742
4.000%, due 05/01/39	55,829	54,743
4.000%, due 09/01/39	144,672	142,073
4.000%, due 09/01/40	1,003,187	981,454
4.000%, due 12/01/40	783,847	770,251
4.000%, due 11/01/41	308,537	303,184
4.000%, due 12/01/41	407,943	400,865
4.000%, due 07/01/42	1,662,676	1,635,352
4.000%, due 09/01/42	2,530,008	2,486,130
4.000%, due 10/01/42	2,015,241	1,980,292
4.000%, due 08/01/44	107,755	106,213
4.000%, due 12/01/44	7,237	7,063
4.000%, due 06/01/45	10,442	10,181
4.000%, due 08/01/45	847,997	826,854
4.000%, due 02/01/47	77,379	75,246
4.000%, due 03/01/47	32,074	31,142
4.000%, due 04/01/47	113,202	109,908
4.000%, due 05/01/47	232,015	225,184
4.000%, due 06/01/47	5,331	5,198
4.000%, due 11/01/47	24,694	23,967
4.000%, due 01/01/48	100,860	97,890
4.000%, due 02/01/48	203,528	195,139
4.000%, due 03/01/48	106,757	102,686
4.000%, due 12/01/48	252,969	242,053
4.000%, due 06/01/49	809,861	788,463
4.490%, due 04/01/33	300,000	307,053
4.500%, due 06/01/29	7,823	7,828
4.500%, due 06/01/35	13,346	13,242
4.500%, due 12/01/38	156,670	157,642
4.500%, due 01/01/39	520	523

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
4.500%, due 02/01/39	$62,509	$62,664
4.500%, due 03/01/39	3,846	3,874
4.500%, due 06/01/39	23,785	23,960
4.500%, due 07/01/39	1,814	1,830
4.500%, due 08/01/39	63,510	63,734
4.500%, due 10/01/39	1,927	1,941
4.500%, due 12/01/39	148,211	149,560
4.500%, due 01/01/40	1,631	1,633
4.500%, due 02/01/40	1,624	1,639
4.500%, due 03/01/40	34,130	34,437
4.500%, due 08/01/40	26,692	26,933
4.500%, due 11/01/40	274,193	277,182
4.500%, due 07/01/41	177,705	178,972
4.500%, due 08/01/41	340,029	343,736
4.500%, due 01/01/42	879,638	887,566
4.500%, due 08/01/42	2,005	2,023
4.500%, due 09/01/43	144,134	146,069
4.500%, due 11/01/43	29,094	29,356
4.500%, due 07/01/44	127,137	128,139
4.500%, due 12/01/44	991	994
4.500%, due 09/01/48	167,967	166,685
4.500%, due 01/01/49	148,990	147,849
4.500%, due 04/01/59	745,488	738,561
4.700%, due 04/01/33	313,000	324,863
5.000%, due 03/01/25	2,571	2,549
5.000%, due 03/01/33	2,686	2,661
5.000%, due 05/01/37	3,518	3,537
5.000%, due 09/01/37	7,890	7,837
5.000%, due 06/01/38	33,723	33,515
5.000%, due 06/01/48	99,684	100,515
5.000%, due 07/01/48	36,058	36,429
5.000%, due 03/01/49	31,488	31,732
5.500%, due 11/01/32	21,046	21,709
5.500%, due 12/01/33	485	501
5.500%, due 04/01/34	11,721	12,126
5.500%, due 01/01/35	63,813	66,018
5.500%, due 05/01/37	75,639	78,866
5.500%, due 07/01/37	38,305	39,939
5.500%, due 06/01/38	57,005	59,515
5.500%, due 11/01/39	146,486	152,936
5.500%, due 07/01/40	171,582	179,137
5.500%, due 02/01/42	98,199	102,389
6.000%, due 12/01/32	4,514	4,745
6.000%, due 02/01/33	8,300	8,724
6.000%, due 09/01/34	45,655	48,114
6.000%, due 05/01/35	10,355	10,976
6.000%, due 06/01/35	5,748	6,092
6.000%, due 07/01/35	18,708	19,830
6.000%, due 09/01/35	724	767
6.000%, due 01/01/36	11,112	11,778

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
6.000%, due 06/01/36	$195	$206
6.000%, due 09/01/36	17,581	18,653
6.000%, due 12/01/36	59,299	62,915
6.000%, due 03/01/37	4,883	5,183
6.000%, due 10/01/37	18,021	18,976
6.000%, due 11/01/38	153,377	162,797
6.000%, due 05/01/39	18,930	20,093
6.000%, due 11/01/40	211,695	224,697
6.000%, due 05/01/49	339,887	346,851
6.500%, due 10/01/36	192,993	206,908
6.500%, due 02/01/37	2,705	2,900
6.500%, due 07/01/37	27,265	29,234
6.500%, due 08/01/37	22,094	23,689
6.500%, due 09/01/37	21,690	23,256
6.500%, due 12/01/37	40,005	42,894
6.500%, due 05/01/40	415,788	445,935
7.500%, due 11/01/26	526	524
FNMA ARM
1 yr. CMT + 2.104%,
3.305%, due 05/01/30[1]	16,897	16,408
1 yr. USD LIBOR + 1.731%,
3.893%, due 05/01/38[1]	495,708	495,428
1 yr. CMT + 2.239%,
3.897%, due 01/01/36[1]	163,049	164,798
1 yr. CMT + 2.095%,
4.095%, due 09/01/26[1]	6	6
1 yr. CMT + 2.235%,
4.143%, due 10/01/37[1]	789,740	800,930
1 yr. USD LIBOR + 1.790%,
4.272%, due 02/01/42[1]	69,139	68,784
1 yr. CMT + 2.155%,
4.324%, due 09/01/41[1]	136,385	136,878
1 yr. MTA + 1.200%,
4.338%, due 03/01/44[1]	72,750	70,705
1 yr. CMT + 2.283%,
4.373%, due 05/01/35[1]	71,408	71,899
1 yr. CMT + 2.504%,
4.629%, due 12/01/27[1]	9,001	8,957
GNMA
3.000%, due 11/15/42	32,165	29,875
3.000%, due 02/15/43	396,595	368,355
3.000%, due 05/15/43	408,841	378,360
3.000%, due 06/15/43	136,392	126,650
3.000%, due 07/15/43	24,928	23,148
3.000%, due 01/15/45	268,533	248,937
3.000%, due 02/15/45	19,521	18,010
3.000%, due 07/15/45	382,067	352,500
3.000%, due 10/15/45	682,328	627,837
3.000%, due 02/20/53	989,788	910,173
3.500%, due 11/15/42	361,765	342,571
3.500%, due 03/15/45	119,629	114,229

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
3.500%, due 04/15/45	$120,701	$114,023
3.500%, due 10/20/52	1,094,567	1,026,884
3.500%, due 02/20/53	396,132	373,635
4.000%, due 12/15/41	763,835	751,563
4.000%, due 01/15/47	37,284	36,323
4.000%, due 02/15/47	188,775	183,906
4.000%, due 04/15/47	350,051	340,954
4.000%, due 05/15/47	58,475	56,955
4.000%, due 06/15/47	44,263	43,155
4.000%, due 07/15/47	73,398	71,490
4.000%, due 08/15/47	99,259	96,774
4.000%, due 12/15/47	19,304	18,802
4.000%, due 07/15/49	31,927	30,672
4.500%, due 09/15/39	226,917	227,715
4.500%, due 06/15/40	113,394	113,799
4.500%, due 12/15/45	9,790	9,714
4.500%, due 08/15/46	8,016	7,953
4.500%, due 09/15/46	140,058	138,961
4.500%, due 10/15/46	177,353	175,964
4.500%, due 01/15/47	273,948	271,803
5.000%, due 12/15/34	11,110	11,091
5.000%, due 04/15/38	49,781	50,839
5.000%, due 12/15/39	3,922	4,038
5.000%, due 05/15/40	90,538	93,201
5.000%, due 05/15/41	32,038	32,653
5.500%, due 08/15/35	10,262	10,702
5.500%, due 02/15/38	949	995
5.500%, due 04/15/38	85,308	89,336
5.500%, due 05/15/38	81,136	85,066
5.500%, due 06/15/38	53,208	55,864
5.500%, due 10/15/38	243,428	255,071
5.500%, due 11/15/38	13,160	13,794
5.500%, due 12/15/38	2,868	3,006
5.500%, due 03/15/39	28,113	28,742
5.500%, due 05/15/39	21,788	22,840
5.500%, due 09/15/39	113,664	119,183
5.500%, due 01/15/40	3,693	3,850
5.500%, due 03/15/40	141,183	147,502
6.500%, due 02/15/29	135	137
6.500%, due 01/15/36	8,318	8,552
6.500%, due 09/15/36	74,059	78,093
6.500%, due 02/15/37	1,134	1,177
6.500%, due 04/15/37	4,569	4,891
6.500%, due 01/15/38	5,244	5,546
6.500%, due 06/15/38	12,488	13,287
6.500%, due 07/15/38	1,202	1,230
6.500%, due 11/15/38	2,215	2,443
4.000% due	2,000,000	1,922,636
GNMA II
2.500%, due 09/20/51	5,882,108	5,207,319

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
3.000%, due 01/20/43	$462,134	$431,972
3.000%, due 02/20/43	467,240	436,744
3.000%, due 11/20/43	95,984	89,535
3.000%, due 09/20/47	485,716	450,102
3.000%, due 02/20/48	297,826	275,989
3.000%, due 04/20/50	1,777,490	1,636,708
3.000%, due 10/20/51	171,941	157,595
3.500%, due 04/20/45	3,832	3,638
3.500%, due 11/20/45	550,217	525,015
3.500%, due 12/20/45	226,961	217,008
3.500%, due 04/20/46	363,285	346,108
3.500%, due 05/20/46	363,187	346,016
3.500%, due 04/20/47	318,003	302,746
3.500%, due 07/20/47	2,432,191	2,315,497
3.500%, due 08/20/47	248,322	236,408
3.500%, due 09/20/47	98,268	93,553
3.500%, due 11/20/47	324,786	309,204
3.500%, due 12/20/47	84,662	80,600
3.500%, due 01/20/48	1,598,419	1,521,728
3.500%, due 02/20/48	1,236,817	1,177,371
3.500%, due 03/20/48	1,874,850	1,784,896
3.500%, due 09/20/48	529,371	503,972
3.750%, due 05/20/30	346,092	329,522
4.000%, due 12/20/40	123,362	119,576
4.000%, due 07/20/41	44,113	43,348
4.000%, due 12/20/47	56,581	55,192
4.000%, due 01/20/48	147,329	143,713
4.000%, due 03/20/48	210,688	204,991
4.000%, due 04/20/48	454,619	442,329
4.000%, due 05/20/48	144,581	140,672
4.000%, due 06/20/48	153,216	149,075
4.000%, due 07/20/48	43,475	42,300
4.500%, due 10/20/44	55,192	54,662
4.500%, due 08/20/45	77,046	77,274
4.500%, due 04/20/48	21,868	21,728
4.500%, due 05/20/48	61,777	61,381
4.500%, due 06/20/48	151,371	150,408
4.500%, due 10/20/48	169,972	166,758
4.500%, due 01/20/49	145,520	144,594
4.500%, due 02/20/49	255,474	253,849
5.000%, due 12/20/33	77,668	79,755
5.000%, due 01/20/34	40,518	41,607
5.000%, due 02/20/38	53,613	54,927
5.000%, due 04/20/38	61,049	62,540
5.000%, due 08/20/41	8,249	8,455
5.000%, due 12/20/42	10,587	10,847
5.000%, due 08/20/43	850,203	871,225
5.000%, due 09/20/48	95,251	96,106
5.000%, due 10/20/48	166,221	167,713
5.000%, due 11/20/48	215,488	217,422

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
5.000%, due 12/20/48	$195,106	$196,857
5.500%, due 09/20/48	33,622	34,025
6.000%, due 10/20/38	1,253	1,299
6.500%, due 09/20/32	630	662
6.500%, due 12/20/38	4,668	4,941
9.000%, due 04/20/25	1,203	1,210
9.000%, due 12/20/26	1,035	1,050
9.000%, due 01/20/27	4,799	4,876
9.000%, due 09/20/30	773	791
9.000%, due 10/20/30	2,396	2,512
9.000%, due 11/20/30	2,952	3,024
GNMA II ARM
1 yr. CMT + 1.500%,
2.625%, due 01/20/24[1]	2,091	2,072
1 yr. CMT + 1.500%,
2.625%, due 01/20/25[1]	460	452
1 yr. CMT + 1.500%,
2.625%, due 02/20/25[1]	897	881
1 yr. CMT + 1.500%,
2.625%, due 03/20/25[1]	2,356	2,313
1 yr. CMT + 1.500%,
2.625%, due 08/20/25[1]	2,604	2,537
1 yr. CMT + 1.500%,
2.625%, due 09/20/25[1]	3,945	3,841
1 yr. CMT + 1.500%,
2.625%, due 03/20/26[1]	2,036	1,991
1 yr. CMT + 1.500%,
2.625%, due 08/20/26[1]	4,885	4,735
1 yr. CMT + 1.500%,
2.625%, due 01/20/27[1]	31,750	30,979
1 yr. CMT + 1.500%,
2.625%, due 02/20/27[1]	2,116	2,064
1 yr. CMT + 1.500%,
2.625%, due 07/20/27[1]	1,984	1,926
1 yr. CMT + 1.500%,
2.625%, due 01/20/28[1]	3,010	2,939
1 yr. CMT + 1.500%,
2.625%, due 02/20/28[1]	1,557	1,518
1 yr. CMT + 1.500%,
2.625%, due 07/20/30[1]	11,955	11,622
1 yr. CMT + 1.500%,
2.875%, due 04/20/24[1]	3,088	3,049
1 yr. CMT + 1.500%,
2.875%, due 04/20/26[1]	21,435	20,938
1 yr. CMT + 1.500%,
2.875%, due 06/20/26[1]	8,610	8,406
1 yr. CMT + 1.500%,
2.875%, due 04/20/27[1]	5,355	5,221
1 yr. CMT + 1.500%,
2.875%, due 04/20/30[1]	2,107	2,066
1 yr. CMT + 1.500%,
2.875%, due 05/20/30[1]	23,653	23,221

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
1 yr. CMT + 1.500%,
3.000%, due 05/20/25[1]	$765	$750
1 yr. CMT + 1.500%,
3.000%, due 09/20/26[1]	610	594
1 yr. CMT + 1.500%,
3.000%, due 04/20/27[1]	974	951
1 yr. CMT + 1.500%,
3.000%, due 08/20/27[1]	6,643	6,459
1 yr. CMT + 1.500%,
3.000%, due 04/20/30[1]	1,936	1,893
1 yr. CMT + 1.500%,
3.000%, due 05/20/30[1]	100,476	98,864
1 yr. CMT + 1.500%,
3.000%, due 07/20/30[1]	4,645	4,548
1 yr. CMT + 1.500%,
3.000%, due 08/20/30[1]	20,722	20,251
1 yr. CMT + 1.500%,
3.500%, due 05/20/25[1]	3,781	3,723
1 yr. CMT + 1.500%,
3.500%, due 06/20/25[1]	3,867	3,807
1 yr. CMT + 1.500%,
3.500%, due 07/20/30[1]	5,129	5,021
1 yr. CMT + 1.500%,
3.500%, due 08/20/30[1]	1,129	1,104
1 yr. CMT + 1.500%,
3.500%, due 10/20/30[1]	3,353	3,270
GNMA TBA
2.000%	6,700,000	5,734,584
3.000%	17,450,000	15,936,719
3.500%	5,000,000	4,693,665
4.500%	6,360,000	6,239,351
5.000%	5,000,000	4,977,245
5.500%	4,500,000	4,529,790
UMBS TBA
1.500%	3,000,000	2,362,875
2.000%	30,550,000	25,545,172
2.500%	21,450,000	18,581,735
3.000%	1,350,000	1,284,282
3.500%	1,500,000	1,452,289
4.000%	2,600,000	2,484,277
4.500%	16,400,000	16,069,931
5.000%	9,400,000	9,368,263
5.500%	9,500,000	9,577,900
6.000%	11,900,000	12,124,196
6.500%	16,000,000	16,480,895
Total U.S. government agency obligations (cost—$335,986,708)		321,807,767

Repurchase agreements: 2.1%
Repurchase agreement dated 04/28/23 with BNP Paribas SA, 4.830% due 05/01/23, collateralized by $4,687,500 US Treasury Note, 2.750% due 04/30/27; (value --$4,687,500); proceeds: $4,501,811
(cost—$4,500,000)	4,500,000	4,500,000

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Number of
	shares	Value
Short-term investments—0.8%
Investment companies: 0.7%
State Street Institutional U.S. Government Money Market Fund, 4.756%[8] (cost $1,560,719)	$1,560,719	$1,560,719

Short-term U.S. Treasury obligations—0.1%
U.S. Treasury Bills
4.333% due 06/01/23[8,9]	63,000	62,769
4.800% due 05/25/23[8,9]	41,000	40,872
Total short-term U.S. Treasury obligations (cost—$103,641)		103,641
Total Short-term investments (cost—$1,664,360)		1,664,360

	Number of	Notional
	contracts	amount
Options Purchased: 0.0%†
UMBS TBA, 5.500%, strike @ $99, expires 07/06/23 (Counterparty CITI), (cost—$1,094)	700,000	69,139,000	746

Swaptions Purchased: 0.5%
Call swaptions: 0.3%
7 Year USD SOFR Interest Rate Swap, strike @ 2.770%, expires 12/21/23 (Counterparty: MSCI; pay floating rate); underlying swap terminates 12/26/30	7,300,000	7,300,000	134,186
7 Year USD SOFR Interest Rate Swap, strike @ 2.800%, expires 12/20/23 (Counterparty: BNP; pay floating rate); underlying swap terminates 12/22/30	700,000	700,000	13,311
7 Year USD SOFR Interest Rate Swap, strike @ 2.800%, expires 12/20/23 (Counterparty: BB; pay floating rate); underlying swap terminates 12/22/30	800,000	800,000	15,213
10 Year USD SOFR Interest Rate Swap, strike @ 2.875%, expires 01/03/24 (Counterparty: DB; pay floating rate); underlying swap terminates 01/05/34	100,000	100,000	2,481
10 Year USD SOFR Interest Rate Swap, strike @ 2.040%, expires 01/11/24 (Counterparty: DB; pay floating rate); underlying swap terminates 01/16/34	3,000,000	3,000,000	19,423
10 Year USD SOFR Interest Rate Swap, strike @ 1.500%, expires 01/24/24 (Counterparty: BOA; pay floating rate); underlying swap terminates 01/26/34	200,000	200,000	518
10 Year USD SOFR Interest Rate Swap, strike @ 2.430% expires 02/27/24 (Counterparty: MSCI; pay floating rate); underlying swap terminates 02/28/34	1,300,000	1,300,000	19,256
7 Year USD SOFR Interest Rate Swap, strike @ 3.560%, expires 05/04/23 (Counterparty: MSCI; pay floating rate); underlying swap terminates 05/08/30	2,900,000	2,900,000	67,828
7 Year USD SOFR Interest Rate Swap, strike @ 3.540%, expires 05/04/23 (Counterparty: MSCI; pay floating rate); underlying swap terminates 05/08/30	400,000	400,000	9,021
7 Year USD SOFR Interest Rate Swap, strike @ 3.210%, expires 03/08/24 (Counterparty: BB; pay floating rate); underlying swap terminates 03/12/31	2,300,000	2,300,000	83,761
7 Year USD SOFR Interest Rate Swap, strike @ 2.660%, expires 06/06/23 (Counterparty: MSCI; pay floating rate); underlying swap terminates 06/08/30	2,100,000	2,100,000	4,537
7 Year USD SOFR Interest Rate Swap, strike @ 2.510%, expires 04/05/24 (Counterparty: MSCI; pay floating rate); underlying swap terminates 04/09/31	2,200,000	2,200,000	38,038
7 Year USD SOFR Interest Rate Swap, strike @ 2.660%, expires 06/06/23 (Counterparty: DB; pay floating rate); underlying swap terminates 06/08/30	2,100,000	2,100,000	4,561
7 Year USD SOFR Interest Rate Swap, strike @ 2.670%, expires 04/11/24 (Counterparty: MSCI; pay floating rate); underlying swap terminates 04/15/31	2,300,000	2,300,000	48,740

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Number of	Notional
	contracts	amount	Value
Swaptions Purchased—(continued)
Call swaptions—(continued)
7 Year USD SOFR Interest Rate Swap, strike @ 2.732% expires 04/24/24 (Counterparty: MSCI; pay floating rate); underlying swap terminates 04/26/31	1,600,000	$1,600,000	$37,327

Put swaptions: 0.2%
7 Year USD SOFR Interest Rate Swap, strike @ 3.520%, expires 12/21/23 (Counterparty: MSCI; pay floating rate); underlying swap terminates 12/26/30	7,300,000	7,300,000	82,456
7 Year USD SOFR Interest Rate Swap, strike @ 3.550%, expires 12/20/23 (Counterparty: BNP; pay floating rate); underlying swap terminates 12/22/30	2,200,000	2,200,000	23,746
7 Year USD SOFR Interest Rate Swap, strike @ 3.550%, expires 12/20/23 (Counterparty: BB; pay floating rate); underlying swap terminates 12/22/30	2,200,000	2,200,000	23,746
10 Year USD SOFR Interest Rate Swap, strike @ 3.625%, expires 01/03/24 (Counterparty: DB; pay floating rate); underlying swap terminates 01/05/34	100,000	100,000	1,161
10 Year USD SOFR Interest Rate Swap, strike @ 4.040%, expires 01/11/24 (Counterparty: DB; pay floating rate); underlying swap terminates 01/16/34	3,000,000	3,000,000	18,346
1 Year USD SOFR Interest Rate Swap, strike @ 4.600%, expires 01/31/24 (Counterparty: DB; pay floating rate); underlying swap terminates 02/02/25	16,000,000	16,000,000	28,413
1 Year USD SOFR Interest Rate Swap, strike @ 4.100%, expires 02/01/24 (Counterparty: DB; pay floating rate); underlying swap terminates 02/05/25	15,500,000	15,500,000	49,755
1 Year USD SOFR Interest Rate Swap, strike @ 4.100%, expires 02/01/24 (Counterparty: GS; pay floating rate); underlying swap terminates 02/05/25	14,000,000	14,000,000	44,940
1 Year USD SOFR Interest Rate Swap, strike @ 4.100%, expires 02/02/24 (Counterparty: MSCI; pay floating rate); underlying swap terminates 02/06/25	27,500,000	27,500,000	48,356
7 Year USD SOFR Interest Rate Swap, strike @ 3.710%, expires 03/08/24 (Counterparty: BB; pay floating rate); underlying swap terminates 03/12/31	2,300,000	2,300,000	23,517
7 Year USD SOFR Interest Rate Swap, strike @ 3.010%, expires 04/05/24 (Counterparty: MSCI; pay floating rate); underlying swap terminates 04/09/31	2,200,000	2,200,000	54,496

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Number of	Notional
	contracts	amount	Value
Swaptions Purchased—(continued)
Put swaptions—(continued)
7 Year USD SOFR Interest Rate Swap, strike @ 3.170%, expires 04/11/24 (Counterparty: MSCI; pay floating rate); underlying swap terminates 04/15/31	2,300,000	$2,300,000	$47,946
10 Year USD SOFR Interest Rate Swap, strike @ 3.260%, expires 06/06/23 (Counterparty: MSCI; pay floating rate); underlying swap terminates 06/08/33	700,000	700,000	5,284
7 Year USD SOFR Interest Rate Swap, strike @ 3.232% expires 04/24/24 (Counterparty: MSCI; pay floating rate); underlying swap terminates 04/26/31	1,600,000	1,600,000	31,558
Total swaptions purchased (cost—$1,014,090)			981,921
Total investments before investments sold short (cost—$403,473,549)—180.1%			$383,999,769

	Number of shares
Investments sold short: (30.1)%
U.S. government agency obligations: (30.1)%
GNMA TBA
2.500%	(3,900,000)	(3,454,815)
4.000%	(450,000)	(432,688)
UMBS TBA
3.000%	(1,750,000)	(1,571,673)
3.000%	(33,550,000)	(30,171,481)
3.500%	(500,000)	(464,641)
3.500%	(9,050,000)	(8,418,844)
4.000%	(14,875,000)	(14,225,558)
4.000%	(2,500,000)	(2,455,480)
4.000%	(2,600,000)	(2,484,277)
6.500%	(500,000)	(515,895)
Total U.S. government agency obligations (cost—$(64,231,684))		(64,195,352)
Total investments (cost—$339,241,865)—150.0%		319,804,417
Liabilities in excess of other assets—(50.0)%		(106,615,400)
Net assets—100.0%		$213,189,017

Reverse Repurchase Agreement: 6.6%
Reverse repurchase agreement dated 4/12/23 with Wells Fargo, 4.940%, to be repurchased 05/04/23 for $(8,893,302), collateralized by 9,671,561 Government National Mortgage Association obligation, 3.000% - 5.500% due 09/15/39 - 12/20/48; (value --$(9,671,561)); (proceeds --$(8,866,534))	(8,866,534)	(8,866,534)
Reverse repurchase agreement dated 4/12/23 with Wells Fargo, 4.970%, to be repurchased 05/11/23 for $(5,259,591), collateralized by 5,721,245 Government National Mortgage Association obligation, 3.000% - 5.500% due 9/20/38 - 01/20/48; (value --$(5,721,245)); (proceeds --$(5,238,617))	(5,238,617)	(5,238,617)
Total Reverse Repurchase Agreement (cost—$(14,105,152))		14,105,152

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

Options written

Notional amount (000)		Number of contracts	Call options	Counterparty	Expiration date	Premiums received	Current Value	Unrealized appreciation (depreciation)
USD	346,710,000	3,500,000	UMBS TBA, 5.000% , strike @ 99.06	JPMCB	05/04/23	$22,012	$(16,503)	$5,509
USD	49,580,000	500,000	UMBS TBA, 5.000%, strike @ 99.16	CITI	05/04/23	3,144	(2,005)	1,139
USD	396,440,000	4,000,000	UMBS TBA, 4.500%, strike @ 99.11	CITI	05/04/23	13,750	(286)	13,464
USD	242,200,000	2,500,000	UMBS TBA, 4.000%, strike @ 96.88	BOA	05/04/23	9,766	(908)	8,858
USD	95,230,000	1,000,000	UMBS TBA, 4.000%, strike @ 95.23	JPMCB	05/04/23	3,321	(6,008)	(2,687)
USD	405,320,000	4,000,000	UMBS TBA, 5.000%, strike @ 101.33	CITI	06/06/23	17,812	(2,550)	15,262
USD	48,130,000	500,000	UMBS TBA, 4.000%, strike @ 96.26	JPMCB	06/06/23	2,265	(3,104)	(839)
Total						$72,070	$(31,364)	$40,706

Notional amount (000)		Number of contracts	Put options	Counterparty	Expiration date	Premiums received	Current Value	Unrealized appreciation (depreciation)
USD	388,440,000	4,000,000	UMBS TBA, 4.500%, strike @ 97.11	CITI	05/04/23	$16,250	$(3,735)	$12,515
USD	237,200,000	2,500,000	UMBS TBA, 4.000%, strike @ 94.88	BOA	05/04/23	12,500	(2,928)	9,572
USD	220,110,000	2,300,000	UMBS TBA, 4.000%, strike @ 95.70	CITI	05/04/23	10,781	(9,377)	1,404
USD	397,320,000	4,000,000	UMBS TBA, 5.000%, strike @ 99.33	CITI	06/06/23	19,375	(20,046)	(671)
USD	191,540,000	2,000,000	UMBS TBA, 4.000%, strike @ 95.77	MSCI	06/06/23	15,078	(18,127)	(3,049)
USD	94,610,000	1,000,000	UMBS TBA, 4.000%, strike @ 94.61	JPMCB	06/06/23	7,187	(4,706)	2,481
USD	47,130,000	500,000	UMBS TBA, 4.000% , strike @ 94.26	JPMCB	06/06/23	2,735	(1,899)	836
Total						$83,906	$(60,818)	$23,088
Total equity options written						$155,976	$(92,182)	$63,794

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

Swaptions written

Notional amount (000)		Number of contracts	Put Swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
USD	15,500	15,500,000	1 Year USD SOFR Interest Rate Swap, strike @ 4.600%, underlying swap terminates 02/05/25	DB	Pay	02/01/24	$17,050	$(27,229)	$(10,179)
USD	14,000	14,000,000	1 Year USD SOFR Interest Rate Swap, strike @ 4.600%, underlying swap terminates 02/05/25	GSI	Pay	02/01/24	13,020	(24,594)	(11,574)
USD	350	350,000	7 Year USD SOFR Interest Rate Swap, strike @ 3.740%, underlying swap terminates 07/10/30	CITI	Pay	07/06/23	1,120	(843)	277
Total							$31,190	$(52,666)	$(21,476)

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
Interest rate futures buy contracts
74	USD	3 Month SOFR Futures	December 2023	$17,557,465	$17,603,675	$46,210
U.S. Treasury futures buy contracts
148	USD	U.S. Treasury Note 10 Year Futures	June 2023	16,534,585	17,050,063	515,478
1	USD	U.S. Treasury Note 5 Year Futures	June 2023	107,781	109,742	1,961
Total				$34,199,831	$34,763,480	$563,649
Interest rate futures sell contracts
37	USD	3 Month SOFR Futures	March 2024	(8,807,932)	(8,838,375)	$(30,443)
37	USD	3 Month SOFR Futures	June 2024	(8,851,967)	(8,884,625)	(32,658)
Net unrealized appreciation (depreciation)						$500,548

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the portfolio[10]	Payments received by the portfolio[10]	Value	Unrealized appreciation (depreciation)
USD	3,400	04/17/25	Annual	3.750	12 Month SOFR	$(23,320)	$(23,320)
USD	3,400	04/18/25	Annual	3.750	12 Month SOFR	(22,920)	(22,920)
USD	6,600	04/24/25	Annual	12 Month SOFR	4.000	(10,686)	(10,686)
USD	3,600	04/25/25	Annual	12 Month SOFR	4.000	(5,916)	(5,916)
USD	18,600	06/21/25	Annual	12 Month SOFR	3.750	56,243	(128,305)
USD	3,000	12/21/27	Annual	12 Month SOFR	2.000	182,073	(13,497)
USD	17,500	06/15/29	Annual	1.750	12 Month SOFR	(1,553,675)	(400,327)
USD	2,300	11/09/29	Annual	12 Month SOFR	3.205	18,430	18,430
USD	2,300	11/09/29	Annual	12 Month SOFR	3.218	16,618	16,618
USD	2,400	11/09/29	Annual	12 Month SOFR	3.217	17,416	17,416
USD	1,300	12/21/29	Annual	12 Month SOFR	2.000	107,458	(829)
USD	1,400	03/08/30	Annual	12 Month SOFR	3.513	(21,583)	(21,583)
USD	1,400	03/08/30	Annual	12 Month SOFR	3.513	(21,539)	(21,539)
USD	500	03/08/30	Annual	12 Month SOFR	3.635	(11,514)	(11,514)
USD	2,900	04/10/30	Annual	3.560	12 Month SOFR	57,786	57,786
USD	6,400	06/21/30	Annual	12 Month SOFR	3.000	67,873	(19,288)
USD	1,400	06/08/32	Annual	12 Month SOFR	2.451	91,292	91,292
USD	7,100	06/15/32	Annual	12 Month SOFR	1.750	834,166	(64,695)
USD	500	06/15/32	Annual	12 Month SOFR	1.750	63,462	29,650
USD	4,000	06/15/32	Annual	12 Month SOFR	2.550	227,057	227,057
USD	17,400	07/08/32	Annual	12 Month SOFR	2.313	1,369,979	1,369,979
USD	2,300	09/16/32	Annual	12 Month SOFR	2.998	48,555	48,555
USD	5,500	10/06/32	Annual	12 Month SOFR	3.275	(14,588)	(14,588)
USD	7,700	11/09/32	Annual	12 Month SOFR	3.275	(19,893)	(19,893)
USD	8,000	11/28/32	Annual	12 Month SOFR	3.368	(87,208)	(87,208)
USD	600	12/21/32	Annual	12 Month SOFR	2.000	63,679	(7,329)
USD	1,400	03/08/33	Annual	12 Month SOFR	3.453	(29,796)	(29,796)
USD	3,100	03/08/33	Annual	12 Month SOFR	3.505	(79,880)	(79,880)
USD	1,000	03/08/33	Annual	3.510	12 Month SOFR	26,195	26,195
USD	29,275	06/21/33	Annual	3.000	12 Month SOFR	(346,921)	753,292
USD	10,800	04/29/23	At Maturity	12 Month US Federal Funds Effective Rate	0.200	312,167	312,167
USD	36,100	06/16/23	Quarterly	3 Month USD LIBOR	0.250	417,071	380,701
USD	8,900	08/04/23	Quarterly	3 Month SOFR	1.500	125,721	125,721
USD	27,000	09/03/23	Quarterly	3 Month SOFR	1.350	589,148	636,129
USD	27,000	03/03/25	Quarterly	3 Month SOFR	0.262	1,088,136	1,088,136
USD	8,900	05/04/25	Quarterly	3 Month SOFR	0.262	392,752	392,752
Total						$3,923,838	$4,608,763

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Asset-backed securities	—	17,153,567	150,218	17,303,785
Mortgage-backed securities	—	37,741,190	—	37,741,190
U.S. government agency obligations	—	321,807,767	—	321,807,767
Repurchase agreements	—	4,500,000	—	4,500,000
Short-term investments	—	1,664,360	—	1,664,360
Reverse Repurchase Agreement	—	14,105,152	—	14,105,152
Options purchased	—	746	—	746
Swaptions Purchased	—	981,921	—	981,921
Futures contracts	563,649	—	—	563,649
Swap agreements	—	6,173,277	—	6,173,277
Total	$563,649	$404,127,980	$150,218	$404,841,847

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Liabilities
Investments sold short	$—	$(64,195,352)	$—	(64,195,352)
Options written	—	(92,182)	—	(92,182)

Swaptions written	—	(52,666)	—	(52,666)

Futures contracts	(63,101)	—	—	(63,101)
Swap agreements	—	(2,249,439)	—	(2,249,439)
Total	$(63,101)	$(66,589,639)	$—	$(66,652,740)

At April 30, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

† Amount represents less than 0.05% or (0.05)%.

1 Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.

2 Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $25,888,303, represented 12.1% of the Portfolios net assets at period end.

3 Security fair valued by the Valuation Committee under the direction of the Board of Trustees.

4 Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

5 Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

6 Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate  at the period end; the maturity date disclosed is the ultimate maturity date.

7 Zero coupon bond.

8 Rates shown reflect yield at April 30, 2023.

9 Security, or portion thereof, pledged as collateral for investments sold short, written options, futures and/or swap agreements.

10 Payments made or received are based on the notional amount.

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face amount	Value
Asset-backed securities—21.6%
Aligned Data Centers Issuer LLC,
Series 2022-1A, Class A2,
6.350%, due 10/15/47[1]	$2,300,000	$2,332,811
American Homes 4 Rent Trust,
Series 2014-SFR3, Class A,
3.678%, due 12/17/36[1]	426,064	414,733
Avis Budget Rental Car Funding
AESOP LLC,
Series 2023-4A, Class A,
5.490%, due 06/20/29[1]	1,620,000	1,641,697
BHG Securitization Trust,
Series 2022-C, Class B,
5.930%, due 10/17/35[1]	1,750,000	1,728,739
Capital One Multi-Asset Execution Trust,
Series 2022-A2, Class A,
3.490%, due 05/15/27	1,189,000	1,165,070
CarMax Auto Owner Trust,
Series 2022-2, Class A2A,
2.810%, due 05/15/25	196,193	194,175
College Ave Student Loans LLC,
Series 2021-A, Class A1,
1 mo. USD LIBOR + 1.100%,
6.120%, due 07/25/51[1,2]	56,975	55,562
Series 2021-B, Class A2,
1.760%, due 06/25/52[1]	70,281	60,097
Series 2021-C, Class A1,
1 mo. USD LIBOR + 0.900%,
5.920%, due 07/26/55[1,2]	219,451	210,580
Series 2021-C, Class B,
2.720%, due 07/26/55[1]	100,000	84,350
Series 2021-C, Class A2,
2.320%, due 07/26/55[1]	110,544	95,786
Credit Acceptance Auto Loan Trust,
Series 2020-2A, Class A,
1.370%, due 07/16/29[1]	16,304	16,267
Series 2021-2A, Class A,
0.960%, due 02/15/30[1]	426,796	415,766
Series 2021-3A, Class A,
1.000%, due 05/15/30[1]	280,000	271,419
Series 2021-4, Class A,
1.260%, due 10/15/30[1]	395,000	376,640
Series 2022-1A, Class A,
4.600%, due 06/15/32[1]	495,000	486,003
Series 2022-3A, Class C,
8.450%, due 02/15/33[1]	2,300,000	2,428,479
Credit Suisse Seasoned Loan Trust,
Series 2006-1, Class A,
1 mo. USD LIBOR + 0.480%,
5.500%, due 10/25/34[1,2]	7,659	7,741

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face amount	Value
Asset-backed securities—(continued)
DataBank Issuer,
Series 2023-1A, Class A2,
5.116%, due 02/25/53[1]	$995,000	$937,483
EDvestinU Private Education Loan Issue No. 3 LLC,
Series 2021-A, Class A,
1.800%, due 11/25/45[1]	65,164	57,209
Elara HGV Timeshare Issuer LLC,
Series 2016-A, Class A,
2.730%, due 04/25/28[1]	21,473	21,431
Ford Credit Auto Lease Trust,
Series 2022-A, Class A2A,
2.780%, due 10/15/24	250,048	248,446
FREED ABS Trust,
Series 2022-4FP, Class B,
7.580%, due 12/18/29[1]	2,150,000	2,148,700
Golub Capital Partners ABS Funding Ltd.,
Series 2022-1A, Class A2B,
6.580%, due 07/22/30[1]	1,910,000	1,803,557
GoodLeap Sustainable Home Solutions Trust,
Series 2021-4GS, Class A,
1.930%, due 07/20/48[1]	184,795	139,971
Series 2021-5CS, Class A,
2.310%, due 10/20/48[1]	103,641	81,905
Series 2022-3CS, Class A,
4.950%, due 07/20/49[1]	216,482	206,023
Lendmark Funding Trust,
Series 2021-1A, Class A,
1.900%, due 11/20/31[1]	210,000	183,497
Mariner Finance Issuance Trust,
Series 2021-AA, Class A,
1.860%, due 03/20/36[1]	180,000	160,764
Series 2022-AA, Class B,
7.200%, due 10/20/37[1]	1,830,000	1,842,937
MCF CLO Ltd.,
Series 2023-1A, Class C,
3 mo. USD SOFR + 4.200,
9.032%, due 04/15/35[1]	630,000	632,116
Monroe Capital ABS Funding II Ltd.,
Series 2023-1A, Class A1,
6.650%, due 04/22/33[1]	1,700,000	1,700,000
Mosaic Solar Loan Trust,
Series 2022-1A, Class A,
2.640%, due 01/20/53[1]	174,612	153,893
Mosaic Solar Loans LLC,
Series 2017-2A, Class C,
2.000%, due 06/22/43[1]	40,702	39,162

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face amount	Value
Asset-backed securities—(continued)
Navient Private Education Refi Loan Trust,
Series 2019-D, Class A2B,
1 mo. USD LIBOR + 1.050%,
5.998%, due 12/15/59[1,2]	$146,075	$143,653
Series 2020-IA, Class B,
2.950%, due 04/15/69[1]	100,000	82,810
Series 2021-A, Class A,
0.840%, due 05/15/69[1]	60,266	52,893
Series 2021-DA, Class A,
U.S. (Fed) Prime Rate -1.990%,
6.010%, due 04/15/60[1,2]	305,517	285,882
Navient Student Loan Trust,
Series 2018-EA, Class A2,
4.000%, due 12/15/59[1]	24,442	23,734
Nelnet Student Loan Trust,
Series 2021-A, Class APT2,
1.360%, due 04/20/62[1]	444,497	399,723
Series 2021-BA, Class AFL,
1 mo. USD LIBOR + 0.780%,
5.733%, due 04/20/62[1,2]	632,899	624,013
Series 2021-CA, Class AFL,
1 mo. USD LIBOR + 0.740%,
5.693%, due 04/20/62[1,2]	397,144	387,801
New Economy Assets Phase 1 Sponsor LLC,
Series 2021-1, Class A1,
1.910%, due 10/20/61[1]	1,150,000	998,593
NextGear Floorplan Master Owner Trust,
Series 2023-1A, Class A2,
5.740%, due 03/15/28[1]	1,740,000	1,752,330
NFAS2 LLC,
Series 2022-1, Class B,
7.590%, due 09/15/28[1]	1,090,000	1,081,936
NMEF Funding LLC,
Series 2022-B, Class A2,
6.070%, due 06/15/29[1]	2,380,000	2,392,158
OneMain Financial Issuance Trust,
Series 2022-3A, Class A,
5.940%, due 05/15/34[1]	1,610,000	1,630,155
Oportun Issuance Trust,
Series 2022-3, Class B,
8.533%, due 01/08/30[1]	2,290,000	2,288,622
Oxford Finance Funding Trust,
Series 2023-1A, Class B,
7.879%, due 02/15/31[1]	1,970,000	1,962,490
Prodigy Finance Ltd.,
Series 2021-1A, Class A,
1 mo. USD LIBOR + 1.250%,
6.270%, due 07/25/51[1,2]	169,965	165,753

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face amount	Value
Asset-backed securities—(continued)
Regional Management Issuance Trust,
Series 2021-2, Class A,
1.900%, due 08/15/33[1]	$245,000	$210,321
Series 2022-2B, Class B,
8.510%, due 11/17/32[1]	2,360,000	2,407,068
Santander Drive Auto Receivables Trust,
Series 2022-7, Class C,
6.690%, due 03/17/31	2,200,000	2,286,421
Sesac Finance LLC,
Series 2019-1, Class A2,
5.216%, due 07/25/49[1]	115,500	109,136
SLM Private Education Loan Trust,
Series 2010-C, Class A5,
1 mo. USD LIBOR + 4.750%,
9.698%, due 10/15/41[1,2]	381,092	412,667
SMB Private Education Loan Trust,
Series 2017-B, Class A2B,
1 mo. USD LIBOR + 0.750%,
5.698%, due 10/15/35[1,2]	71,676	70,805
Series 2018-A, Class A2B,
1 mo. USD LIBOR + 0.800%,
5.748%, due 02/15/36[1,2]	258,852	253,416
Series 2018-C, Class A2B,
1 mo. USD LIBOR + 0.750%,
5.698%, due 11/15/35[1,2]	337,497	330,471
Series 2021-A, Class A2A1,
1 mo. USD LIBOR + 0.730%,
5.678%, due 01/15/53[1,2]	497,288	482,301
Series 2021-A, Class B,
2.310%, due 01/15/53[1]	100,000	90,112
Series 2021-C, Class APT1,
1.390%, due 01/15/53[1]	162,593	143,457
SoFi Professional Loan Program LLC,
Series 2018-A, Class A2B,
2.950%, due 02/25/42[1]	57,369	55,429
Series 2020-C, Class AFX,
1.950%, due 02/15/46[1]	94,445	85,417
Stack Infrastructure Issuer LLC,
Series 2023-1A, Class A2,
5.900%, due 03/25/48[1]	740,000	735,944
Store Master Funding I-VII XIV XIX XX,
Series 2021-1A, Class A1,
2.120%, due 06/20/51[1]	1,010,650	865,037
T-Mobile U.S. Trust,
Series 2022-1A, Class A,
4.910%, due 05/22/28[1]	2,300,000	2,307,135
Vantage Data Centers Issuer LLC,
Series 2023-1A, Class A2,
6.316%, due 03/16/48[1]	1,070,000	1,084,534

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face amount	Value
Asset-backed securities—(concluded)
Westlake Automobile Receivables Trust,
Series 2021-3A, Class A2,
0.570%, due 09/16/24[1]	$29,289	$29,232
Total asset-backed securities (cost—$48,653,139)		48,574,458

Corporate bonds—55.9%
Aerospace & defense: 0.7%
Boeing Co.
3.250%, due 02/01/28	1,600,000	1,490,821

Agriculture: 0.4%
Cargill, Inc.
5.125%, due 10/11/32[1,3]	810,000	840,295

Airlines: 0.2%
Air Canada Pass-Through Trust
Series 2017-1AA,
3.300%, due 01/15/30[1]	43,098	38,437
American Airlines Pass-Through Trust
Series 2016-3, Class AA,
3.000%, due 10/15/28	89,951	79,837
Series AA,
3.200%, due 06/15/28	39,573	36,137
Series AA,
3.575%, due 01/15/28	48,344	44,577
Series 2015-2, Class AA,
3.600%, due 09/22/27	37,430	34,519
Series AA,
3.650%, due 02/15/29	29,110	26,653
Delta Airlines Pass-Through Trust
Series 2020-1, Class AA,
2.000%, due 06/10/28	55,283	48,786
Series AA,
3.204%, due 04/25/24	101,000	98,490
United Airlines Pass-Through Trust
Series AA,
2.700%, due 05/01/32	44,226	38,085
Series 2015-1, Class AA,
3.450%, due 12/01/27	32,228	29,593
Series AA,
3.500%, due 03/01/30	15,687	14,152
Series AA,
4.150%, due 08/25/31	56,256	51,862
		541,128
Auto manufacturers: 1.5%
Ford Motor Credit Co. LLC
7.350%, due 11/04/27	1,240,000	1,275,095
7.350%, due 03/06/30	1,310,000	1,345,580

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Auto manufacturers—(concluded)
General Motors Financial Co., Inc.
5.850%, due 04/06/30	$665,000	$664,670
		3,285,345
Banks: 17.5%
ASB Bank Ltd.
(fixed, converts to FRN on 06/17/27),
5.284%, due 06/17/32[1,2]	1,500,000	1,448,657
5.398%, due 11/29/27[1]	1,260,000	1,285,418
Bank of America Corp.
(fixed, converts to FRN on 01/20/27),
3.824%, due 01/20/28[2]	840,000	801,891
Bank of New York Mellon Corp.
(fixed, converts to FRN on 02/07/27),
3.442%, due 02/07/28[2]	1,400,000	1,340,773
Bank of New Zealand
4.846%, due 02/07/28[1]	1,075,000	1,076,661
Canadian Imperial Bank of Commerce
3.450%, due 04/07/27	1,400,000	1,336,516
Citigroup, Inc.
(fixed, converts to FRN on 06/03/30),
2.572%, due 06/03/31[2]	1,198,000	1,013,741
Series VAR,
(fixed, converts to FRN on 02/24/27),
3.070%, due 02/24/28[2]	742,000	693,667
(fixed, converts to FRN on 03/31/30),
4.412%, due 03/31/31[2]	1,310,000	1,250,699
Comerica Bank
(fixed, converts to FRN on 08/25/32),
5.332%, due 08/25/33[2]	1,280,000	1,077,362
DNB Bank ASA
(fixed, converts to FRN on 10/09/25),
5.896%, due 10/09/26[1,2]	1,175,000	1,181,832
Fifth Third Bancorp
(fixed, converts to FRN on 07/28/29),
4.772%, due 07/28/30[2]	25,000	23,792
(fixed, converts to FRN on 10/27/27),
6.361%, due 10/27/28[2]	1,885,000	1,945,372

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Banks—(continued)
Goldman Sachs Group, Inc.
(fixed, converts to FRN on 02/24/27),
2.640%, due 02/24/28[2]	$1,217,000	$1,114,180
(fixed, converts to FRN on 02/24/32),
3.102%, due 02/24/33[2]	1,128,000	970,607
(fixed, converts to FRN on 03/15/27),
3.615%, due 03/15/28[2]	578,000	550,320
(fixed, converts to FRN on 08/23/27),
4.482%, due 08/23/28[2]	1,280,000	1,255,857
HSBC Holdings PLC
(fixed, converts to FRN on 06/04/30),
2.848%, due 06/04/31[2]	1,800,000	1,514,412
(fixed, converts to FRN on 11/03/27),
7.390%, due 11/03/28[2]	905,000	974,188
Huntington National Bank
5.650%, due 01/10/30	1,240,000	1,235,488
ING Groep NV
(fixed, converts to FRN on 03/28/25),
3.869%, due 03/28/26[2]	1,400,000	1,355,583
JPMorgan Chase & Co.
(fixed, converts to FRN on 02/01/27),
3.782%, due 02/01/28[2]	793,000	761,184
(fixed, converts to FRN on 01/29/26),
3.960%, due 01/29/27[2]	495,000	481,555
KeyBank NA
5.850%, due 11/15/27	1,080,000	1,078,536
Lloyds Banking Group PLC
(fixed, converts to FRN on 03/18/27),
3.750%, due 03/18/28[2]	1,420,000	1,335,635
(fixed, converts to FRN on 11/15/32),
7.953%, due 11/15/33[2]	610,000	677,869
Morgan Stanley
(fixed, converts to FRN on 07/22/27),
3.591%, due 07/22/28[2]	1,420,000	1,345,807
(fixed, converts to FRN on 10/18/32),
6.342%, due 10/18/33[2]	885,000	962,222

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Banks—(concluded)
NatWest Group PLC
(fixed, converts to FRN on 11/10/25),
7.472%, due 11/10/26[2]	$1,030,000	$1,077,536
Royal Bank of Canada
6.000%, due 11/01/27	1,295,000	1,360,947
Santander Holdings USA, Inc.
(fixed, converts to FRN on 09/09/25),
5.807%, due 09/09/26[2]	855,000	847,698
(fixed, converts to FRN on 03/09/28),
6.499%, due 03/09/29[2]	755,000	758,905
State Street Corp.
(fixed, converts to FRN on 11/04/27),
5.820%, due 11/04/28[2]	555,000	579,858
Svenska Handelsbanken AB
3.950%, due 06/10/27[1]	1,400,000	1,360,251
Truist Financial Corp.
(fixed, converts to FRN on 06/06/27),
4.123%, due 06/06/28[2]	1,370,000	1,305,335
(fixed, converts to FRN on 10/28/32),
6.123%, due 10/28/33[2]	580,000	603,170
Wells Fargo & Co.
(fixed, converts to FRN on 03/02/32),
3.350%, due 03/02/33[2]	1,525,000	1,331,111
		39,314,635
Beverages: 1.0%
Brown-Forman Corp.
4.750%, due 04/15/33	900,000	918,994
Constellation Brands, Inc.
4.750%, due 05/09/32	1,400,000	1,395,417
		2,314,411
Commercial services: 0.7%
Ashtead Capital, Inc.
5.500%, due 08/11/32[1]	1,500,000	1,481,592

Computers: 0.5%
Dell International LLC/EMC Corp.
5.750%, due 02/01/33[3]	1,175,000	1,190,666

Diversified financial services: 2.9%
Aviation Capital Group LLC
3.500%, due 11/01/27[1]	1,500,000	1,356,976
Avolon Holdings Funding Ltd.
5.500%, due 01/15/26[1]	1,500,000	1,472,236

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Diversified financial services—(concluded)
Capital One Financial Corp.
(fixed, converts to FRN on 05/10/27),
4.927%, due 05/10/28[2]	$1,400,000	$1,358,706
(fixed, converts to FRN on 05/10/32),
5.268%, due 05/10/33[2]	164,000	156,436
Credit Acceptance Corp.
6.625%, due 03/15/26[3]	1,150,000	1,099,013
Oxford Finance LLC/Oxford Finance
Co.-Issuer II, Inc.
6.375%, due 02/01/27[1]	1,250,000	1,161,321
		6,604,688
Electric: 3.9%
Atlantica Sustainable Infrastructure PLC
4.125%, due 06/15/28[1]	1,110,000	1,012,875
Duke Energy Florida LLC
5.950%, due 11/15/52	880,000	1,001,867
Duke Energy Ohio, Inc.
5.650%, due 04/01/53	590,000	626,429
Edison International
Series A,
(fixed, converts to FRN on 03/15/26),
5.375%, due 03/15/26[2,4]	1,360,000	1,211,114
MidAmerican Energy Co.
3.650%, due 04/15/29	204,000	196,558
Nevada Power Co.
Series GG,
5.900%, due 05/01/53	935,000	1,048,517
Public Service Electric & Gas Co.
3.100%, due 03/15/32	1,465,000	1,319,993
Southern California Edison Co.
5.950%, due 11/01/32	585,000	636,354
Southern Co.
5.700%, due 10/15/32	480,000	506,928
Vistra Operations Co. LLC
5.500%, due 09/01/26[1]	1,210,000	1,185,609
		8,746,244
Healthcare-products: 0.4%
Medtronic Global Holdings SCA
4.500%, due 03/30/33	950,000	958,851

Healthcare-services: 0.5%
CommonSpirit Health
6.073%, due 11/01/27	965,000	1,003,983
Sutter Health
Series 20A,
2.294%, due 08/15/30	20,000	16,914
		1,020,897

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Housewares: 0.4%
Newell Brands, Inc.
6.375%, due 09/15/27	$995,000	$980,075

Insurance: 9.8%
Athene Global Funding
2.550%, due 06/29/25[1]	1,600,000	1,484,328
Athene Holding Ltd.
6.650%, due 02/01/33	1,175,000	1,197,562
Corebridge Financial, Inc.
(fixed, converts to FRN on 12/15/27),
6.875%, due 12/15/52[1,2]	1,280,000	1,159,008
Enstar Finance LLC
(fixed, converts to FRN on 01/15/27),
5.500%, due 01/15/42[2]	1,500,000	1,079,845
Enstar Group Ltd.
4.950%, due 06/01/29	1,400,000	1,326,763
F&G Annuities & Life, Inc.
7.400%, due 01/13/28[1]	2,110,000	2,146,191
Fairfax Financial Holdings Ltd.
5.625%, due 08/16/32[1]	1,400,000	1,385,860
First American Financial Corp.
2.400%, due 08/15/31	1,240,000	963,727
Intact Financial Corp.
5.459%, due 09/22/32[1]	915,000	925,339
Metropolitan Life Global Funding I
4.300%, due 08/25/29[1]	1,690,000	1,646,176
Northwestern Mutual Global Funding
4.350%, due 09/15/27[1]	740,000	737,505
Protective Life Global Funding
3.218%, due 03/28/25[1]	1,400,000	1,347,234
RenaissanceRe Holdings Ltd.
3.600%, due 04/15/29	1,440,000	1,335,601
Stewart Information Services Corp.
3.600%, due 11/15/31	1,700,000	1,341,238
Swiss Re Finance Luxembourg SA
(fixed, converts to FRN on 04/02/29),
5.000%, due 04/02/49[1,2]	2,600,000	2,477,358
Teachers Insurance & Annuity Association of America
4.900%, due 09/15/44[1]	1,500,000	1,397,020
		21,950,755
Investment companies: 1.0%
Blackstone Private Credit Fund
2.350%, due 11/22/24	1,450,000	1,352,283
3.250%, due 03/15/27	209,000	180,101
OWL Rock Core Income Corp.
7.750%, due 09/16/27[1]	710,000	713,352
		2,245,736

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Media: 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.
7.375%, due 03/01/31[1]	$1,005,000	$984,858

Oil & gas: 0.6%
Equinor ASA
2.375%, due 05/22/30	1,555,000	1,382,068

Pharmaceuticals: 1.3%
CVS Health Corp.
5.125%, due 02/21/30	1,005,000	1,022,394
Elanco Animal Health, Inc.
6.650%, due 08/28/28[5]	1,255,000	1,221,906
Teva Pharmaceutical Finance Netherlands III BV
7.875%, due 09/15/29	559,000	583,875
		2,828,175
Pipelines: 3.5%
Buckeye Partners LP
4.350%, due 10/15/24	730,000	709,512
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
7.375%, due 02/01/31[1]	1,160,000	1,160,000
Energy Transfer LP
Series A,
(fixed, converts to FRN on 02/15/23),
8.892%, due 05/15/23[2,4]	2,420,000	2,158,298
EnLink Midstream LLC
6.500%, due 09/01/30[1]	1,115,000	1,126,339
Harvest Midstream I LP
7.500%, due 09/01/28[1]	1,205,000	1,179,033
Hess Midstream Operations LP
5.500%, due 10/15/30[1]	1,500,000	1,396,080
		7,729,262
Real estate investment trusts: 5.3%
Arbor Realty SR, Inc.
Series QIB,
8.500%, due 10/15/27[1]	1,790,000	1,792,994
Blackstone Mortgage Trust, Inc.
3.750%, due 01/15/27[1]	2,635,000	2,201,797
Extra Space Storage LP
5.700%, due 04/01/28	460,000	470,670
Federal Realty OP LP
5.375%, due 05/01/28	905,000	902,428
HAT Holdings I LLC/HAT Holdings II LLC
3.375%, due 06/15/26[1]	1,515,000	1,344,725
Realty Income Corp.
4.850%, due 03/15/30	500,000	497,638

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Real estate investment trusts—(concluded)
Rexford Industrial Realty LP
5.000%, due 06/15/28	$860,000	$854,519
SBA Tower Trust
6.599%, due 01/15/28[1]	2,300,000	2,412,208
Scentre Group Trust 1/Scentre Group Trust 2
4.375%, due 05/28/30[1,3]	1,363,000	1,300,679
		11,777,658
Retail: 1.2%
Nordstrom, Inc.
4.375%, due 04/01/30	1,475,000	1,153,539
Target Corp.
4.500%, due 09/15/32	1,510,000	1,520,763
		2,674,302
Semiconductors: 1.1%
ams-OSRAM AG
7.000%, due 07/31/25[1,3]	1,265,000	1,181,510
Intel Corp.
5.700%, due 02/10/53	1,145,000	1,171,133
		2,352,643
Telecommunications: 0.5%
Connect Finco SARL/Connect
U.S. Finco LLC
6.750%, due 10/01/26[1]	1,255,000	1,196,081

Trucking & leasing: 0.6%
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.550%, due 05/01/28[1]	570,000	573,795
5.700%, due 02/01/28[1]	760,000	768,969
		1,342,764
Total corporate bonds (cost—$125,537,104)		125,233,950

Loan assignments—5.5%
CDK Global, Inc.
2022 USD Term Loan B,
3 mo. USD LIBOR + 4.250%,
9.148%, due 07/06/29[2]	1,147,125	1,145,381
CenturyLink, Inc.
2020 Term Loan A,
1 mo. USD SOFR + 2.000%,
6.922%, due 01/31/25[2]	1,059,125	981,460
Jazz Financing Lux S.a.r.l.
USD Term Loan,
1 mo. USD LIBOR + 3.500%,
8.340%, due 05/05/28[2]	1,183,320	1,181,521
LendingTree, Inc.
3 mo. USD LIBOR + 0.000%,
0.000%, due 09/15/28[2]	1,241,872	1,052,486

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face amount	Value
Loan assignments—(concluded)
Broadcast—(concluded)
Medline Borrower LP
USD Term Loan B,
1 mo. USD LIBOR + 3.250%,
8.090%, due 10/23/28[2]	$1,233,769	$1,196,583
MIP V Waste Holdings, LLC
1 mo. USD LIBOR + 1.060,
4.310%, due 12/08/28[2]	1,135,000	1,112,300
MPH Acquisition Holdings LLC
2021 Term Loan B,
3 mo. USD LIBOR + 4.250%,
9.203%, due 09/01/28[2]	1,293,434	1,106,158
Sotera Health Holdings LLC
2023 Incremental Term Loan B,
6 mo. USD SOFR + 3.750%,
8.816%, due 12/11/26[2]	1,900,000	1,885,750
Starwood Property Trust, Inc.
2022 Term Loan B,
1 mo. USD SOFR + 3.250%,
8.057%, due 11/18/27[2]	763,088	736,379
UGI Energy Services LLC
1 mo. USD LIBOR + 3.250%,
8.157%, due 02/22/30[2]	1,178,983	1,168,420
Verscend Holding Corp.
2021 Term Loan B,
1 mo. USD LIBOR + 4.000%,
8.840%, due 08/27/25[2]	845,696	844,115
Total loan assignments (cost—$12,637,884)		12,410,553

Mortgage-backed securities—11.1%
Arbor Multifamily Mortgage Securities Trust
Series 2020-MF1, Class A5,
2.756%, due 05/15/53[1]	465,000	403,602
BAMLL Commercial Mortgage Securities Trust
Series 2017-SCH, Class AL,
1 mo. USD LIBOR + 0.900%,
5.848%, due 11/15/32[1,2]	1,150,000	1,114,021
BANK
Series 2022-BNK42, Class A5,
4.493%, due 06/15/55[6]	220,000	213,217
Barclays Commercial Mortgage Trust
Series 2019-C3, Class B,
4.096%, due 05/15/52	90,000	79,166
Benchmark Mortgage Trust
Series 2019-B15, Class B,
3.564%, due 12/15/72	210,000	177,214
Series 2019-B15, Class C,
3.837%, due 12/15/72[6]	111,000	85,228

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face amount	Value
Mortgage-backed securities—(continued)
Series 2022-B35, Class A5,
4.593%, due 05/15/55[6]	$270,000	$256,330
BFLD Trust
Series 2019-DPLO, Class A,
1 mo. USD LIBOR + 1.204%,
6.095%, due 10/15/34[1,2]	350,000	345,145
BX Commercial Mortgage Trust
Series 2021-XL2, Class A,
1 mo. USD LIBOR + 0.689%,
5.637%, due 10/15/38[1,2]	291,915	281,410
Series 2021-CIP, Class A,
1 mo. USD LIBOR + 0.921%,
5.869%, due 12/15/38[1,2]	215,000	208,005
Series 2019-XL, Class A,
1 mo. USD SOFR + 1.034%,
5.924%, due 10/15/36[1,2]	309,119	305,819
BX Trust
Series 2021-ARIA, Class A,
1 mo. USD LIBOR + 0.899%,
5.847%, due 10/15/36[1,2]	535,000	516,417
Series 2022-CLS, Class B,
6.300%, due 10/13/27[1]	2,020,000	1,983,446
Series 2022-GPA, Class B,
1 mo. USD SOFR + 2.664%,
7.554%, due 10/15/39[1,2]	1,000,000	992,480
Series 2022-GPA, Class C,
1 mo. USD SOFR + 3.213%,
8.103%, due 10/15/39[1,2]	950,000	940,475
Cantor Commercial Real Estate Lending
Series 2019-CF3, Class B,
3.500%, due 01/15/53[6]	101,000	82,370
CD Mortgage Trust
Series 2017-CD3, Class A4,
3.631%, due 02/10/50	300,000	280,451
Cold Storage Trust
Series 2020-ICE5, Class A,
1 mo. USD LIBOR + 0.900%,
5.848%, due 11/15/37[1,2]	530,815	518,831
COMM Mortgage Trust
Series 2015-CR25, Class A3,
3.505%, due 08/10/48	247,716	238,099
Series 2014-CR16, Class A4,
4.051%, due 04/10/47	145,000	142,127
CSMC Trust
Series 2021-980M, Class B,
2.795%, due 07/15/31[1]	130,000	108,363
Series 2017-CALI, Class A,
3.431%, due 11/10/32[1]	260,000	226,649

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face amount	Value
Mortgage-backed securities—(continued)
Extended Stay America Trust
Series 2021-ESH, Class A,
1 mo. USD LIBOR + 1.080%,
6.028%, due 07/15/38[1,2]	$400,239	$389,964
FHLMC Multifamily Structured Pass-Through Certificates
Series K121, Class X1,
1.119%, due 10/25/30[6]	1,186,361	68,716
Series K038, Class X1,
1.230%, due 03/25/24[6]	2,271,597	14,411
Series KL06, Class XFX,
1.467%, due 12/25/29[6]	720,000	45,148
Series K142, Class A2,
2.400%, due 03/25/32	385,000	335,317
Series K144, Class A2,
2.450%, due 04/25/32	270,000	235,806
Series K145, Class A2,
2.580%, due 05/25/32	605,000	532,868
Series KC02, Class A2,
3.370%, due 07/25/25	537,772	522,450
FHLMC Multifamily WI Certificates
Series K146, Class A2,
2.920%, due 07/25/32	170,000	153,840
FNMA Aces
Series 2022-M5, Class A3,
2.447%, due 01/01/34[6]	325,000	273,739
FRESB Mortgage Trust
Series 2019-SB60, Class A10H,
3.500%, due 01/25/39[6]	182,871	172,053
GS Mortgage Securities Corp. Trust
Series 2022-SHIP, Class A,
1 mo. USD SOFR + 0.731%,
5.621%, due 08/15/36[1,2]	320,000	317,831
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2021-MHC, Class A,
1 mo. USD LIBOR + 0.800%,
5.748%, due 04/15/38[1,2]	85,041	82,908
Series 2022-ACB, Class A,
30 day USD SOFR Average + 1.400%,
6.150%, due 03/15/39[1,2]	360,000	351,888
Series 2019-BKWD, Class A,
1 mo. USD LIBOR + 1.250%,
6.198%, due 09/15/29[1,2]	111,882	103,838
MF1 Trust
Series 2021-W10, Class A,
1 mo. USD SOFR + 1.070%,
5.960%, due 12/15/34[1,2]	100,000	96,238
Series 2021-W10, Class B,
1 mo. USD SOFR + 1.370%,
6.260%, due 12/15/34[1,2]	370,000	347,844

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face amount	Value
Mortgage-backed securities—(concluded)
Morgan Stanley Capital I Trust
Series 2015-MS1, Class A4,
3.779%, due 05/15/48[6]	$520,000	$499,709
Series 2018-SUN, Class A,
1 mo. USD LIBOR + 0.900%,
5.848%, due 07/15/35[1,2]	290,000	284,893
Series 2019-NUGS, Class A,
1 mo. USD LIBOR + 0.950%,
5.898%, due 12/15/36[1,2]	241,000	220,648
MTN Commercial Mortgage Trust
Series 2022-LPFL, Class A,
1 mo. USD SOFR + 1.397%,
6.286%, due 03/15/39[1,2]	2,000,000	1,962,385
OAKST Commercial Mortgage Trust
Series 2023-NLP, Class A,
6.298%, due 03/15/40[1,6]	2,050,000	2,092,193
One Bryant Park Trust
Series 2019-OBP, Class A,
2.516%, due 09/15/54[1]	2,300,000	1,907,819
One New York Plaza Trust
Series 2020-1NYP, Class A,
1 mo. USD LIBOR + 0.950%,
5.898%, due 01/15/36[1,2]	240,000	228,897
SCOTT Trust
Series 2023-SFS, Class A,
5.910%, due 03/15/40[1]	870,000	885,821
Taubman Centers Commercial
Mortgage Trust
Series 2022-DPM, Class A,
1 mo. USD SOFR + 2.186%,
7.076%, due 05/15/37[1,2]	260,000	250,874
Tharaldson Hotel Portfolio Trust
Series 2018-THL, Class A,
1 mo. USD LIBOR + 1.050%,
5.941%, due 11/11/34[1,2]	81,008	79,690
Wells Fargo Commercial Mortgage Trust
Series 2018-C46, Class A4,
4.152%, due 08/15/51	135,000	129,225
Series 2018-C44, Class A5,
4.212%, due 05/15/51	445,000	426,698
WMRK Commercial Mortgage Trust
Series 2022-WMRK, Class C,
1 mo. USD SOFR + 4.083%,
8.973%, due 11/15/27[1,2]	2,330,000	2,312,467
Total mortgage-backed securities (cost—$25,481,442)		24,825,043

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face
	amount	Value
Municipal bonds—0.4%
California: 0.1%
Los Angeles Department of Water & Power Power System Revenue, Revenue Bonds
6.574%, due 07/01/45	$145,000	$176,508
State of California, GO Bonds
7.550%, due 04/01/39	70,000	91,874
		268,382
Michigan: 0.0%†
University of Michigan, Revenue Bonds,
Series B,
3.504%, due 04/01/52	93,000	78,188

Minnesota: 0.0%†
University of Minnesota, Revenue Bonds
4.048%, due 04/01/52	78,000	71,113

New Jersey: 0.1%
New Jersey Transportation Trust Fund Authority, Build America Bonds, Revenue Bonds,
Series B,
6.561%, due 12/15/40	105,000	121,460
New Jersey Turnpike Authority, Taxable Refunding, Revenue Bonds,
Series B,
2.782%, due 01/01/40	25,000	19,040
		140,500
New York: 0.1%
New York State Dormitory Authority, Personal Income Tax, Revenue Bonds
Series C,
2.052%, due 03/15/30	120,000	103,326
Series C,
2.152%, due 03/15/31	165,000	140,063
		243,389
Texas: 0.1%
City of Houston TX, GO Bonds
3.961%, due 03/01/47	85,000	78,542
State of Texas, Public Finance Authority, Taxable Refunding, GO Bonds,
Series B,
2.754%, due 10/01/41	50,000	37,467
		116,009
Total municipal bonds (cost—$1,045,754)		917,581

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face amount	Value
U.S. Treasury obligations: 2.2%
U.S. Treasury Bonds
1.375% due 08/15/50	$7,000,000	$4,211,211
3.625% due 02/15/53	750,000	743,672
Total U.S. Treasury obligations (cost—$5,197,764)		4,954,883

Number of shares
Common stocks: 0.9%
Mortgage real estate investment: 0.9%
Ellington Financial, Inc., Series C2,4 (cost—$2,335,000)	93,400	2,050,130

Short-term investments—2.0%
Investment companies: 1.1%
State Street Institutional U.S. Government Money Market Fund, 4.756%[7] (cost $2,459,582)	2,459,582	2,459,582

	Face amount
Short-term U.S. Treasury obligations—0.9%
U.S. Treasury Bills
4.921% due 10/05/23[8]	$275,000	269,219
4.972% due 10/12/23[8]	1,700,000	1,662,527
Total short-term U.S. Treasury obligations (cost—$1,932,330)		1,931,746
Total Short-term investments (cost—$4,391,912)		4,391,328

	Number of shares
Investment of cash collateral from securities loaned—2.3%
Money market funds: 2.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.790%[7] (cost—$5,109,085)	5,109,085	5,109,085
Total investments (cost—$230,389,084)—101.9%		228,467,011
Liabilities in excess of other assets—(1.9)%		(4,274,129)
Net assets—100.0%		$224,192,882

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
U.S. Treasury futures buy contracts
49	USD	U.S. Long Bond Futures	June 2023	$6,161,878	$6,451,156	$289,278
233	USD	U.S. Treasury Note 10 Year Futures	June 2023	26,001,714	26,842,328	840,614
27	USD	U.S. Treasury Note 2 Year Futures	June 2023	5,513,128	5,566,430	53,302
130	USD	Ultra U.S. Treasury Bond Futures	June 2023	17,913,260	18,382,812	469,552
80	USD	Ultra U.S. Treasury Note 10 Year Futures	June 2023	9,389,846	9,716,250	326,404
Total				$64,979,826	$66,958,976	$1,979,150
U.S. Treasury futures sell contracts
220	USD	U.S. Treasury Note 5 Year Futures	June 2023	$(23,574,428)	$(24,143,281)	$(568,854)
Net unrealized appreciation (depreciation)						$1,410,296

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Asset-backed securities	$—	$46,874,458	$1,700,000	48,574,458
Corporate bonds	—	125,233,950	—	125,233,950
Loan assignments	—	12,410,553	—	12,410,553
Mortgage-backed securities	—	24,825,043	—	24,825,043
Municipal bonds	—	917,581	—	917,581
U.S. Treasury obligations	—	4,954,883	—	4,954,883
Common stocks	2,050,130	—	$—	2,050,130
Short-term investments	—	4,391,328	—	4,391,328
Investment of cash collateral from securities loaned	—	5,109,085	—	5,109,085
Futures contracts	1,979,151	—	—	1,979,151
Total	$4,029,281	$224,716,881	$1,700,000	$230,446,162

Liabilities
Futures contracts	$(568,854)	$—	$—	$(568,854)

At April 30, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

† Amount represents less than 0.05% or (0.05)%.

1 Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $113,481,806, represented 50.6% of the Portfolios net assets at period end.
2 Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.
3 Security, or portion thereof, was on loan at the period end.
4 Perpetual investment. Date shown reflects the next call date.
5 Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.
6 Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
7 Rates shown reflect yield at April 30, 2023.
8 Rate shown is the discount rate at the date of purchase unless otherwise noted.

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face
	amount[1]	Value
Asset-backed securities—13.8%
Accredited Mortgage Loan Trust,
Series 2004-2, Class A1,
1 mo. USD LIBOR + 0.290%,
5.600%, due 07/25/34[2]	355,538	$337,309
Aligned Data Centers Issuer LLC,
Series 2022-1A, Class A2,
6.350%, due 10/15/47[2]	3,000,000	3,042,797
AM Capital Funding LLC,
Series 2018-1, Class A,
4.980%, due 12/15/23[2]	440,000	436,923
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-3A, Class A,
2.360%, due 03/20/26[2]	147,000	139,505
Series 2021-2A, Class B,
1.900%, due 02/20/28[2]	122,000	107,029
Series 2023-4A, Class A,
5.490%, due 06/20/29[2]	2,100,000	2,128,126
BHG Securitization Trust,
Series 2022-C, Class B,
5.930%, due 10/17/35[2]	2,340,000	2,311,571
BPCRE Ltd.,
Series 2022-FL2, Class A,
1 mo. USD SOFR + 2.400%,
7.293%, due 01/16/37[2,3]	500,000	496,839
CHEC Loan Trust,
Series 2004-2, Class M1,
1 mo. USD LIBOR + 0.960%,
5.980%, due 06/25/34[3]	365,284	354,929
Credit Acceptance Auto Loan Trust,
Series 2022-3A, Class C,
8.450%, due 02/15/33[2]	3,050,000	3,220,374
CSAB Mortgage-Backed Trust,
Series 2006-1, Class A6A,
6.672%, due 06/25/36[4,5]	236,239	69,325
CyrusOne Data Centers Issuer I LLC,
Series 2023-1A, Class A2,
4.300%, due 04/20/48[2]	260,000	236,829
DataBank Issuer,
Series 2023-1A, Class A2,
5.116%, due 02/25/53[2,6]	1,285,000	1,210,719
Delta Funding Home Equity Loan Trust,
Series 1999-3, Class A1A,
1 mo. USD LIBOR + 0.820%,
5.768%, due 09/15/29[3]	29,325	27,751
First Franklin Mortgage Loan Trust,
Series 2006-FF13, Class A2D,
1 mo. USD LIBOR + 0.480%,
5.500%, due 10/25/36[3]	1,034,329	693,241

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face
	amount[1]	Value
Asset-backed securities—(continued)
FREED ABS Trust,
Series 2022-4FP, Class B,
7.580%, due 12/18/29[2]	2,850,000	$2,848,277
FS Rialto Issuer LLC,
Series 2022-FL4, Class A,
30 day USD SOFR Average + 1.900%,
6.682%, due 01/19/39[2,3]	800,000	781,377
GLS Auto Receivables Issuer Trust,
Series 2022-1A, Class A,
1.980%, due 08/15/25[2]	375,274	371,291
Golub Capital Partners ABS Funding Ltd.,
Series 2022-1A, Class A2B,
6.580%, due 07/22/30[2]	2,580,000	2,436,218
GSAMP Trust,
Series 2006-HE4, Class A1,
1 mo. USD LIBOR + 0.280%,
5.300%, due 06/25/36[3]	697,239	664,408
HGI CRE CLO Ltd.,
Series 2022-FL3, Class A,
30 day USD SOFR Average + 1.700%,
6.450%, due 04/20/37[2,3]	800,000	782,041
Hilton Grand Vacations Trust,
Series 2022-1D, Class D,
6.790%, due 06/20/34[2]	84,558	81,349
Series 2022-2A, Class A,
4.300%, due 01/25/37[2]	102,321	99,785
KREF Ltd.,
Series 2022-FL3, Class A,
1 mo. USD SOFR + 1.450%,
6.368%, due 02/17/39[2,3]	600,000	587,440
LoanCore Issuer Ltd.,
Series 2021-CRE6, Class A,
1 mo. USD LIBOR + 1.300%,
6.248%, due 11/15/38[2,3]	700,000	672,989
M360 Ltd.,
Series 2021-CRE3, Class A,
1 mo. USD LIBOR + 1.500%,
6.510%, due 11/22/38[2,3]	700,000	681,444
Mariner Finance Issuance Trust,
Series 2021-AA, Class A,
1.860%, due 03/20/36[2]	1,300,000	1,161,073
Series 2022-AA, Class B,
7.200%, due 10/20/37[2]	2,431,000	2,448,185
MCF CLO Ltd.,
Series 2023-1A, Class C,
3 mo. USD SOFR + 4.200,
9.032%, due 04/15/35[2]	820,000	822,754

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face
	amount[1]	Value
Asset-backed securities—(continued)
MetroNet Infrastructure Issuer LLC,
Series 2022-1A, Class A2,
6.350%, due 10/20/52[2]	205,000	$203,428
MF1 Ltd.,
Series 2022-FL8, Class A,
30 day USD SOFR Average + 1.350%,
6.132%, due 02/19/37[2,3]	600,000	581,310
Monroe Capital ABS Funding II Ltd.,
Series 2023-1A, Class A1,
6.650%, due 04/22/33[2]	2,170,000	2,170,000
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2005-HE1, Class M2,
1 mo. USD LIBOR + 0.705%,
5.725%, due 12/25/34[3]	141,417	125,571
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2003-NC1, Class M1,
1 mo. USD LIBOR + 1.575%,
6.595%, due 11/25/32[3]	37,685	37,593
MVW LLC,
Series 2022-1A, Class B,
4.400%, due 11/21/39[2]	161,875	154,764
Navient Private Education Refi Loan Trust,
Series 2021-BA, Class A,
0.940%, due 07/15/69[2]	55,250	48,623
Series 2021-EA, Class A,
0.970%, due 12/16/69[2]	95,267	82,543
Series 2021-FA, Class A,
1.110%, due 02/18/70[2]	562,641	484,763
Series 2021-GA, Class A,
1.580%, due 04/15/70[2]	209,639	183,011
New Economy Assets Phase 1 Sponsor LLC,
Series 2021-1, Class A1,
1.910%, due 10/20/61[2]	1,500,000	1,302,513
NextGear Floorplan Master Owner Trust,
Series 2023-1A, Class A2,
5.740%, due 03/15/28[2]	2,250,000	2,265,944
NFAS2 LLC,
Series 2022-1, Class B,
7.590%, due 09/15/28[2]	1,460,000	1,449,198
NMEF Funding LLC,
Series 2022-B, Class A2,
6.070%, due 06/15/29[2]	3,180,000	3,196,244

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face
	amount[1]	Value
Asset-backed securities—(continued)
OneMain Financial Issuance Trust,
Series 2022-2A, Class A,
4.890%, due 10/14/34[2]	288,000	$284,891
Series 2022-3A, Class A,
5.940%, due 05/15/34[2]	2,120,000	2,146,539
Oportun Issuance Trust,
Series 2022-3, Class B,
8.533%, due 01/08/30[2]	3,040,000	3,038,171
Oxford Finance Funding Trust,
Series 2023-1A, Class B,
7.879%, due 02/15/31[2]	2,560,000	2,550,241
RASC Trust,
Series 2005-KS11, Class M2,
1 mo. USD LIBOR + 0.630%,
5.650%, due 12/25/35[3]	204,453	202,325
Regional Management Issuance Trust,
Series 2022-2B, Class B,
8.510%, due 11/17/32[2]	3,140,000	3,202,624
Santander Drive Auto Receivables Trust,
Series 2022-7, Class C,
6.690%, due 03/17/31	3,000,000	3,117,847
SASCO Mortgage Loan Trust,
Series 2005-GEL1, Class M2,
1 mo. USD LIBOR + 1.350%,
4.605%, due 12/25/34[3]	25,168	24,883
Saxon Asset Securities Trust,
Series 2004-1, Class M1,
1 mo. USD LIBOR + 0.795%,
2.140%, due 03/25/35[3]	84,918	82,065
Series 2006-1, Class M1,
1 mo. USD LIBOR + 0.465%,
5.485%, due 03/25/36[3]	894,338	848,144
Sierra Timeshare Receivables Funding LLC,
Series 2021-2A, Class C,
1.950%, due 09/20/38[2]	92,598	83,832
Series 2021-2A, Class B,
1.800%, due 09/20/38[2]	39,237	35,878
Series 2022-2A, Class B,
5.040%, due 06/20/40[2]	173,560	171,293
Sofi Professional Loan Program LLC,
Series 2019-C, Class BFX,
3.050%, due 11/16/48[2]	158,000	132,106
Stack Infrastructure Issuer LLC,
Series 2023-1A, Class A2,
5.900%, due 03/25/48[2]	950,000	944,794
Store Master Funding I-VII XIV XIX XX,
Series 2021-1A, Class A1,
2.120%, due 06/20/51[2]	1,357,442	1,161,863

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face
	amount[1]	Value
Asset-backed securities—(continued)
Structured Asset Securities Corp.,
Series 2005-WF1, Class M1,
1 mo. USD LIBOR + 0.660%,
5.680%, due 02/25/35[3]	31,601	$31,497
Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 2001-SB1, Class A2,
3.375%, due 08/25/31	47,998	47,533
Sunrun Demeter Issuer LLC,
Series 2021-2A, Class A,
2.270%, due 01/30/57[2]	1,296,887	1,045,302
TAL Advantage VII LLC,
Series 2020-1A, Class A,
2.050%, due 09/20/45[2]	72,875	65,207
T-Mobile U.S. Trust,
Series 2022-1A, Class A,
4.910%, due 05/22/28[2]	3,100,000	3,109,617
United States Small Business Administration,
Series 2005-20H, Class 1,
5.110%, due 08/01/25	39,032	38,644
Series 2007-20D, Class 1,
5.320%, due 04/01/27	142,649	140,980
Vantage Data Centers Issuer LLC,
Series 2023-1A, Class A2,
6.316%, due 03/16/48[2]	1,370,000	1,388,609
VMC Finance LLC,
Series 2022-FL5, Class A,
30 day USD SOFR Average + 1.900%,
6.659%, due 02/18/39[2,3]	800,000	786,781
Total asset-backed securities (cost—$66,225,910)		66,219,069

Corporate bonds—54.1%
Aerospace & defense: 0.7%
Boeing Co.
2.750%, due 02/01/26	300,000	284,347
3.250%, due 02/01/28	1,900,000	1,770,350
5.805%, due 05/01/50	490,000	487,376
Lockheed Martin Corp.
5.700%, due 11/15/54	155,000	175,136
The Boeing Co.
5.930%, due 05/01/60	100,000	98,808

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Aerospace & defense—(continued)
TransDigm, Inc.
6.250%, due 03/15/26[2]	110,000	$110,520
6.375%, due 06/15/26	135,000	134,817
6.750%, due 08/15/28[2]	80,000	81,243
7.500%, due 03/15/27	180,000	180,898
		3,323,495
Agriculture: 0.2%
Cargill, Inc.
5.125%, due 10/11/32[2,7]	1,085,000	1,125,581
Darling Ingredients, Inc.
6.000%, due 06/15/30[2]	15,000	14,839
		1,140,420
Airlines: 0.7%
Air Canada
3.875%, due 08/15/26[2]	55,000	50,913
American Airlines Pass-Through Trust Series AA,
3.200%, due 06/15/28	1,295,100	1,182,652
Series 2015-2, Class AA,
3.600%, due 09/22/27	1,269,962	1,171,195
American Airlines, Inc.
7.250%, due 02/15/28[2]	30,000	29,179
11.750%, due 07/15/25[2]	55,000	60,503
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500%, due 04/20/26[2]	145,000	142,389
5.750%, due 04/20/29[2]	100,000	95,028
Continental Airlines Pass-Through Trust
Series 2-A, Class A,
4.000%, due 10/29/24	105,418	102,198
Delta Air Lines, Inc.
3.750%, due 10/28/29[7]	70,000	62,614
JetBlue Pass-Through Trust
Series 2019, Class A,
2.950%, due 05/15/28	259,763	223,821
Spirit Airlines Pass-Through Trust Series A,
4.100%, due 04/01/28	58,738	54,808
United Airlines Holdings, Inc.
4.875%, due 01/15/25	35,000	34,401
5.000%, due 02/01/24	35,000	34,677
United Airlines Pass-Through Trust
Series A, Class A,
4.150%, due 04/11/24	152,344	149,063
Series 20-1, Class A,
5.875%, due 10/15/27	114,989	114,967
United Airlines, Inc.
4.625%, due 04/15/29[2]	40,000	36,201
		3,544,609

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Apparel: 0.0%†
Crocs, Inc.
4.125%, due 08/15/31[2]		55,000	$46,444
Auto manufacturers: 2.3%
Daimler Truck Finance North America LLC
Secured Overnight Financing Rate + 0.750%,
5.562%, due 12/13/24[3]		1,200,000	1,188,942
Secured Overnight Financing Rate + 0.750%,
5.562%, due 12/13/24[3]		200,000	198,157
Daimler Trucks Finance North America LLC
2.000%, due 12/14/26[2]		200,000	181,185
Ford Motor Co.
3.250%, due 02/12/32		15,000	11,633
4.750%, due 01/15/43		110,000	82,643
5.291%, due 12/08/46		70,000	56,614
9.625%, due 04/22/30		70,000	81,400
Ford Motor Credit Co. LLC
3.375%, due 11/13/25		1,400,000	1,300,123
3.625%, due 06/17/31		25,000	20,609
4.125%, due 08/17/27		5,000	4,588
4.389%, due 01/08/26		10,000	9,501
5.125%, due 06/16/25		55,000	53,539
6.800%, due 05/12/28		10,000	10,006
6.950%, due 03/06/26		80,000	80,734
7.350%, due 11/04/27		1,690,000	1,737,830
7.350%, due 03/06/30		1,690,000	1,735,901
General Motors Financial Co., Inc.
3.800%, due 04/07/25		260,000	252,575
5.850%, due 04/06/30		855,000	854,576
Secured Overnight Financing Rate + 1.200%,
5.933%, due 11/17/23[3]		1,000,000	999,172
Secured Overnight Financing Rate + 1.200%,
5.933%, due 11/17/23[3]		200,000	199,834
Hyundai Capital America
0.875%, due 06/14/24[2]		200,000	190,414
5.875%, due 04/07/25[2]		200,000	202,104
Nissan Motor Acceptance Co. LLC
2.000%, due 03/09/26[2]		100,000	88,126
2.750%, due 03/09/28[2]		200,000	166,422
Nissan Motor Co. Ltd.
3.522%, due 09/17/25[2]		200,000	187,112
4.810%, due 09/17/30[2]		200,000	175,912
Volkswagen Bank GmbH
2.500%, due 07/31/26[8]	EUR	700,000	733,939

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Auto manufacturers—(continued)
Volkswagen Group of America Finance LLC
2.850%, due 09/26/24[2]	200,000	$193,915
		10,997,506
Auto parts & equipment: 0.1%
Clarios Global LP
6.750%, due 05/15/25[2]	40,000	40,056
Goodyear Tire & Rubber Co.
5.000%, due 05/31/26[7]	15,000	14,574
5.000%, due 07/15/29[7]	60,000	53,038
5.250%, due 04/30/31[7]	70,000	60,723
IHO Verwaltungs GmbH
6.375% Cash or 7.125% PIK,
6.375%, due 05/15/29[2,9]	20,000	17,929
ZF North America Capital, Inc.
6.875%, due 04/14/28[2]	60,000	61,751
7.125%, due 04/14/30[2]	25,000	25,805
		273,876
Banks: 14.5%
ABN AMRO Bank NV
(fixed, converts to FRN on 03/13/32),
3.324%, due 03/13/37[2,3]	200,000	155,316
ASB Bank Ltd.
(fixed, converts to FRN on 06/17/27),
5.284%, due 06/17/32[2,3]	1,700,000	1,641,811
5.398%, due 11/29/27[2]	1,680,000	1,713,891
Banco Santander SA
5.147%, due 08/18/25	200,000	198,597
(fixed, converts to FRN on 02/08/24),
7.500%, due 02/08/24[3,8,10]	200,000	192,000

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
Bank of America Corp.
(fixed, converts to FRN on 02/04/24),
1.843%, due 02/04/25[3]	415,000	$402,616
(fixed, converts to FRN on 09/21/31),
2.482%, due 09/21/36[3]	440,000	336,198
(fixed, converts to FRN on 02/13/30),
2.496%, due 02/13/31[3]	290,000	244,820
(fixed, converts to FRN on 04/29/30),
2.592%, due 04/29/31[3]	200,000	169,420
(fixed, converts to FRN on 02/04/32),
2.972%, due 02/04/33[3]	270,000	227,930
4.000%, due 01/22/25	1,500,000	1,471,758
(fixed, converts to FRN on 03/20/50),
4.083%, due 03/20/51[3]	280,000	234,854
4.125%, due 01/22/24	300,000	297,453
Series MM,
(fixed, converts to FRN on 01/28/25),
4.300%, due 01/28/25[3,10]	45,000	40,724
Series RR,
(fixed, converts to FRN on 01/27/27),
4.375%, due 01/27/27[3,10]	145,000	123,612
(fixed, converts to FRN on 07/22/27),
4.948%, due 07/22/28[3]	225,000	224,227
Series FF,
(fixed, converts to FRN on 03/15/28),
5.875%, due 03/15/28[3,10]	85,000	76,925
Series TT,
(fixed, converts to FRN on 04/27/27),
6.125%, due 04/27/27[3,7,10]	115,000	111,500
Series X,
(fixed, converts to FRN on 09/05/24),
6.250%, due 09/05/24[3,10]	102,000	99,715

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
Bank of New York Mellon Corp.
(fixed, converts to FRN on 02/07/27),
3.442%, due 02/07/28[3]	1,760,000	$1,685,544
Series H,
(fixed, converts to FRN on 03/20/26),
3.700%, due 03/20/26[3,10]	23,000	20,312
Series I,
(fixed, converts to FRN on 12/20/26),
3.750%, due 12/20/26[3,10]	75,000	62,673
Bank of New Zealand
4.846%, due 02/07/28[2]	1,390,000	1,392,148
Barclays PLC
4.836%, due 05/09/28	535,000	507,587
(fixed, converts to FRN on 05/16/28),
4.972%, due 05/16/29[3]	200,000	193,345
(fixed, converts to FRN on 06/15/26),
6.125%, due 12/15/25[3,10]	200,000	171,780
(fixed, converts to FRN on 11/02/32),
7.437%, due 11/02/33[3]	400,000	440,515
(fixed, converts to FRN on 09/15/29),
8.000%, due 03/15/29[3,10]	400,000	350,360
BNP Paribas SA
(fixed, converts to FRN on 01/12/27),
4.625%, due 01/12/27[2,3,10]	200,000	156,980
(fixed, converts to FRN on 03/25/24),
6.625%, due 03/25/24[2,3,10]	200,000	190,580
Canadian Imperial Bank of Commerce
3.450%, due 04/07/27[7]	1,760,000	1,680,191

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
Citigroup, Inc.
(fixed, converts to FRN on 11/05/29),
2.976%, due 11/05/30[3]	200,000	$175,549
(fixed, converts to FRN on 03/17/25),
3.290%, due 03/17/26[3]	240,000	231,565
(fixed, converts to FRN on 01/10/27),
3.887%, due 01/10/28[3]	755,000	726,228
4.400%, due 06/10/25	980,000	963,325
(fixed, converts to FRN on 03/31/30),
4.412%, due 03/31/31[3]	1,745,000	1,666,007
Series V,
(fixed, converts to FRN on 01/30/25),
4.700%, due 01/30/25[3,10]	52,000	45,583
Series U,
(fixed, converts to FRN on 09/12/24),
5.000%, due 09/12/24[3,10]	89,000	83,437
Series Z,
(fixed, converts to FRN on 05/15/28),
7.375%, due 05/15/28[10]	140,000	138,250
Citizens Financial Group, Inc.
Series B,
(fixed, converts to FRN on 07/06/23),
6.000%, due 07/06/23[3,10]	60,000	51,450
Series C,
(fixed, converts to FRN on 04/06/24),
6.375%, due 04/06/24[3,10]	80,000	69,200
Comerica Bank
(fixed, converts to FRN on 08/25/32),
5.332%, due 08/25/33[3]	1,690,000	1,422,455
Credit Suisse Group AG
(fixed, converts to FRN on 08/12/32),
6.537%, due 08/12/33[2,3]	200,000	202,719
(fixed, converts to FRN on 11/15/32),
9.016%, due 11/15/33[2,3]	200,000	237,334
Deutsche Bank AG
(fixed, converts to FRN on 11/26/24),
3.961%, due 11/26/25[3,7]	200,000	191,164

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
DNB Bank ASA
(fixed, converts to FRN on 10/09/25),
5.896%, due 10/09/26[2,3]	1,570,000	$1,579,129
Fifth Third Bancorp
(fixed, converts to FRN on 07/28/29),
4.772%, due 07/28/30[3]	35,000	33,308
Series H,
(fixed, converts to FRN on 06/30/23),
5.100%, due 06/30/23[3,10]	115,000	104,075
(fixed, converts to FRN on 10/27/27),
6.361%, due 10/27/28[3]	2,430,000	2,507,827
Goldman Sachs Group, Inc.
(fixed, converts to FRN on 01/24/24),
1.757%, due 01/24/25[3]	415,000	402,795
(fixed, converts to FRN on 04/22/31),
2.615%, due 04/22/32[3]	615,000	513,249
Series U,
(fixed, converts to FRN on 08/10/26),
3.650%, due 08/10/26[3,10]	75,000	61,266
Series T,
(fixed, converts to FRN on 05/10/26),
3.800%, due 05/10/26[3,10]	35,000	29,006
(fixed, converts to FRN on 10/31/37),
4.017%, due 10/31/38[3]	290,000	250,456
Series V,
(fixed, converts to FRN on 11/10/26),
4.125%, due 11/10/26[3,10]	120,000	100,586
(fixed, converts to FRN on 08/23/27),
4.482%, due 08/23/28[3]	1,760,000	1,726,803
Series R,
(fixed, converts to FRN on 02/10/25),
4.950%, due 02/10/25[3,10]	39,000	36,464
Series O,
(fixed, converts to FRN on 11/10/26),
5.300%, due 11/10/26[3,10]	104,000	98,674
3 mo. USD LIBOR + 1.750%,
7.023%, due 10/28/27[3]	200,000	203,497

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
Grupo Aval Ltd.
4.375%, due 02/04/30[2]	70,000	$53,169
HSBC Holdings PLC
(fixed, converts to FRN on 06/04/30),
2.848%, due 06/04/31[3]	2,000,000	1,682,680
(fixed, converts to FRN on 09/09/31),
4.700%, due 03/09/31[3,7,10]	200,000	149,000
(fixed, converts to FRN on 08/11/32),
5.402%, due 08/11/33[3]	200,000	198,233
(fixed, converts to FRN on 05/22/27),
6.000%, due 05/22/27[3,10]	870,000	768,645
(fixed, converts to FRN on 03/09/33),
6.254%, due 03/09/34[3]	600,000	625,211
(fixed, converts to FRN on 11/03/27),
7.390%, due 11/03/28[3]	1,205,000	1,297,124
Huntington Bancshares, Inc.
Series G,
(fixed, converts to FRN on 10/15/27),
4.450%, due 10/15/27[3,10]	8,000	6,619
Series F,
(fixed, converts to FRN on 07/15/30),
5.625%, due 07/15/30[3,10]	19,000	16,948
Series E,
(fixed, converts to FRN on 04/15/23),
8.140%, due 07/15/23[3,10]	124,000	112,344
Huntington National Bank
5.650%, due 01/10/30	1,645,000	1,639,014
ING Groep NV
(fixed, converts to FRN on 03/28/25),
3.869%, due 03/28/26[3]	1,800,000	1,742,892
(fixed, converts to FRN on 11/16/27),
3.875%, due 05/16/27[3,7,10]	227,000	160,239
(fixed, converts to FRN on 11/16/26),
5.750%, due 11/16/26[3,10]	200,000	174,171

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
Intesa Sanpaolo SpA
Series XR,
4.000%, due 09/23/29[2]	200,000	$177,569
(fixed, converts to FRN on 11/21/32),
8.248%, due 11/21/33[2,3]	200,000	214,683
JPMorgan Chase & Co.
(fixed, converts to FRN on 09/22/26),
1.470%, due 09/22/27[3]	1,600,000	1,424,727
(fixed, converts to FRN on 12/10/24),
1.561%, due 12/10/25[3]	320,000	300,451
(fixed, converts to FRN on 06/01/27),
2.182%, due 06/01/28[3]	250,000	224,561
(fixed, converts to FRN on 02/24/27),
2.947%, due 02/24/28[3]	200,000	186,072
(fixed, converts to FRN on 04/22/40),
3.109%, due 04/22/41[3]	470,000	358,903
(fixed, converts to FRN on 04/23/28),
4.005%, due 04/23/29[3]	650,000	622,131
Series HH,
(fixed, converts to FRN on 02/01/25),
4.600%, due 02/01/25[3,10]	41,000	38,027
Series FF,
(fixed, converts to FRN on 08/01/24),
5.000%, due 08/01/24[3,10]	95,000	91,045
Series CC,
3 mo. USD LIBOR + 2.580%,
7.879%, due 08/01/23[3,10]	100,000	99,210
KeyBank NA
5.850%, due 11/15/27[7]	1,435,000	1,433,055
Lloyds Bank PLC
0.000%, due 04/02/32[3,4,8]	2,200,000	1,411,737

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
Lloyds Banking Group PLC
(fixed, converts to FRN on 03/18/27),
3.750%, due 03/18/28[3]	1,785,000	$1,678,950
(fixed, converts to FRN on 09/27/25),
7.500%, due 09/27/25[3,10]	200,000	189,618
(fixed, converts to FRN on 11/15/32),
7.953%, due 11/15/33[3]	810,000	900,121
(fixed, converts to FRN on 03/27/29),
8.000%, due 09/27/29[3,10]	200,000	182,900
M&T Bank Corp.
Series I,
(fixed, converts to FRN on 09/01/26),
3.500%, due 09/01/26[3,10]	190,000	124,925
Series G,
(fixed, converts to FRN on 08/01/24),
5.000%, due 08/01/24[3,10]	56,000	45,208
Mizuho Financial Group, Inc.
(fixed, converts to FRN on 05/22/29),
3.261%, due 05/22/30[3]	200,000	179,258
Morgan Stanley
(fixed, converts to FRN on 09/16/31),
2.484%, due 09/16/36[3]	440,000	338,189
(fixed, converts to FRN on 01/22/30),
2.699%, due 01/22/31[3]	210,000	181,240
(fixed, converts to FRN on 07/22/27),
3.591%, due 07/22/28[3]	2,320,000	2,198,783
(fixed, converts to FRN on 01/19/33),
5.948%, due 01/19/38[3]	90,000	90,478
(fixed, converts to FRN on 10/18/32),
6.342%, due 10/18/33[3]	1,380,000	1,500,414

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
NatWest Group PLC
(fixed, converts to FRN on 11/28/30),
3.032%, due 11/28/35[3]	550,000	$431,192
(fixed, converts to FRN on 05/22/27),
3.073%, due 05/22/28[3]	200,000	183,050
(fixed, converts to FRN on 03/02/33),
6.016%, due 03/02/34[3]	200,000	207,861
(fixed, converts to FRN on 11/10/25),
7.472%, due 11/10/26[3]	1,370,000	1,433,228
PNC Financial Services Group, Inc.
Series T,
(fixed, converts to FRN on 09/15/26),
3.400%, due 09/15/26[3,10]	244,000	186,678
Series S,
(fixed, converts to FRN on 11/01/26),
5.000%, due 11/01/26[3,10]	67,000	60,970
Series W,
(fixed, converts to FRN on 03/15/30),
6.250%, due 03/15/30[3,10]	75,000	68,737
Royal Bank of Canada
3.375%, due 04/14/25	160,000	155,555
6.000%, due 11/01/27	1,730,000	1,818,099
Santander Holdings USA, Inc.
(fixed, converts to FRN on 01/06/27),
2.490%, due 01/06/28[3]	1,400,000	1,227,769
(fixed, converts to FRN on 09/09/25),
5.807%, due 09/09/26[3]	1,140,000	1,130,264
(fixed, converts to FRN on 03/09/28),
6.499%, due 03/09/29[3]	1,370,000	1,377,086
Santander UK Group Holdings PLC
(fixed, converts to FRN on 01/10/28),
6.534%, due 01/10/29[3]	100,000	102,758
Skandinaviska Enskilda Banken AB
(fixed, converts to FRN on 05/13/25),
5.125%, due 05/13/25[3,8,10]	200,000	182,412

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
Societe Generale SA
4.250%, due 09/14/23[2]	200,000	$198,075
(fixed, converts to FRN on 01/10/33),
6.691%, due 01/10/34[2,3]	300,000	311,654
Standard Chartered PLC
(fixed, converts to FRN on 05/21/24),
3.785%, due 05/21/25[2,3]	200,000	195,420
(fixed, converts to FRN on 02/19/29),
4.300%, due 08/19/28[2,3,10]	210,000	148,071
State Street Corp.
(fixed, converts to FRN on 11/04/27),
5.820%, due 11/04/28[3]	740,000	773,144
Svenska Handelsbanken AB
3.950%, due 06/10/27[2]	1,800,000	1,748,895
Truist Financial Corp.
(fixed, converts to FRN on 06/06/27),
4.123%, due 06/06/28[3]	1,720,000	1,638,814
Series Q,
(fixed, converts to FRN on 09/01/30),
5.100%, due 03/01/30[3,10]	15,000	13,231
(fixed, converts to FRN on 01/26/33),
5.122%, due 01/26/34[3]	200,000	193,921
(fixed, converts to FRN on 10/28/32),
6.123%, due 10/28/33[3]	770,000	800,760
Series L,
3 mo. USD LIBOR + 3.102%,
7.968%, due 12/15/24[3,10]	73,000	70,080
UniCredit SpA
7.830%, due 12/04/23[2]	500,000	502,783
US Bancorp
Series N,
(fixed, converts to FRN on 01/15/27),
3.700%, due 01/15/27[3,10]	205,000	157,850
(fixed, converts to FRN on 02/01/33),
4.839%, due 02/01/34[3]	200,000	191,533

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
Wells Fargo & Co.
(fixed, converts to FRN on 02/11/30),
2.572%, due 02/11/31[3]	625,000	$533,780
(fixed, converts to FRN on 03/02/32),
3.350%, due 03/02/33[3]	1,915,000	1,671,526
Series BB,
(fixed, converts to FRN on 03/15/26),
3.900%, due 03/15/26[3,10]	135,000	117,476
Series U,
(fixed, converts to FRN on 06/15/25),
5.875%, due 06/15/25[3,10]	69,000	67,497
Series S,
(fixed, converts to FRN on 06/15/24),
5.900%, due 06/15/24[3,10]	84,000	79,204
Westpac Banking Corp.
(fixed, converts to FRN on 11/18/31),
3.020%, due 11/18/36[3]	240,000	189,263
		69,653,963
Beverages: 0.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.650%, due 02/01/26	260,000	255,573
Brown-Forman Corp.
4.750%, due 04/15/33	1,155,000	1,179,376
Constellation Brands, Inc.
2.250%, due 08/01/31	270,000	224,134
4.750%, due 05/09/32	1,700,000	1,694,435
Molson Coors Beverage Co.
4.200%, due 07/15/46	300,000	252,629
Suntory Holdings Ltd.
2.250%, due 10/16/24[2]	200,000	191,107
		3,797,254
Biotechnology: 0.2%
Amgen, Inc.
2.770%, due 09/01/53	215,000	137,684
5.150%, due 03/02/28	100,000	102,351
5.650%, due 03/02/53	65,000	67,337
5.750%, due 03/02/63	180,000	186,435
Regeneron Pharmaceuticals, Inc.
1.750%, due 09/15/30	300,000	245,074
		738,881

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Building Materials: 0.1%
Builders FirstSource, Inc.
4.250%, due 02/01/32[2]		25,000	$21,904
6.375%, due 06/15/32[2]		90,000	89,524
Fortune Brands Innovations, Inc.
3.250%, due 09/15/29		200,000	179,254
JELD-WEN, Inc.
4.875%, due 12/15/27[2]		130,000	113,750
Knife River Holding Co.
7.750%, due 05/01/31[2]		40,000	40,548
Masonite International Corp.
3.500%, due 02/15/30[2]		70,000	59,944
5.375%, due 02/01/28[2]		55,000	52,937
Standard Industries, Inc.
3.375%, due 01/15/31[2]		15,000	11,871
4.375%, due 07/15/30[2]		45,000	38,842
4.750%, due 01/15/28[2]		75,000	70,098
			678,672
Chemicals: 0.2%
Avient Corp.
7.125%, due 08/01/30[2]		75,000	76,651
INEOS Finance PLC
6.750%, due 05/15/28[2]		50,000	49,403
INEOS Quattro Finance 2 PLC
3.375%, due 01/15/26[2,7]		85,000	77,996
International Flavors & Fragrances, Inc.
2.300%, due 11/01/30[2]		200,000	162,577
NOVA Chemicals Corp.
4.250%, due 05/15/29[2]		50,000	40,433
5.250%, due 06/01/27[2]		234,000	211,768
Olympus Water U.S. Holding Corp.
4.250%, due 10/01/28[2]		90,000	76,776
SPCM SA
3.125%, due 03/15/27[2]		30,000	26,787
Tronox, Inc.
4.625%, due 03/15/29[2]		100,000	83,011
			805,402
Commercial services: 0.7%
ADT Security Corp.
4.125%, due 08/01/29[2]		80,000	69,500
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.625%, due 06/01/28[2]	GBP	40,000	34,746
APi Group DE, Inc.
4.125%, due 07/15/29[2]		25,000	21,632
4.750%, due 10/15/29[2]		35,000	31,710
APX Group, Inc.
6.750%, due 02/15/27[2]		125,000	124,873

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Commercial services—(continued)
ASGN, Inc.
4.625%, due 05/15/28[2]	90,000	$83,171
Ashtead Capital, Inc.
5.500%, due 08/11/32[2]	1,700,000	1,679,138
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.750%, due 07/15/27[2]	10,000	9,370
CoStar Group, Inc.
2.800%, due 07/15/30[2]	200,000	167,362
Duke University
Series 2020,
2.682%, due 10/01/44	300,000	229,380
Emory University
Series 2020,
2.143%, due 09/01/30	200,000	172,001
HealthEquity, Inc.
4.500%, due 10/01/29[2]	70,000	62,594
Korn Ferry
4.625%, due 12/15/27[2]	90,000	85,477
MPH Acquisition Holdings LLC
5.500%, due 09/01/28[2]	65,000	49,689
5.750%, due 11/01/28[2,7]	125,000	79,029
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.750%, due 04/15/26[2]	255,000	253,078
6.250%, due 01/15/28[2]	60,000	56,192
United Rentals North America, Inc.
3.750%, due 01/15/32	65,000	55,734
5.250%, due 01/15/30	95,000	91,885
ZipRecruiter, Inc.
5.000%, due 01/15/30[2]	30,000	26,201
		3,382,762
Computers: 0.6%
Apple, Inc.
2.450%, due 08/04/26	610,000	582,039
2.550%, due 08/20/60	210,000	139,155
Dell International LLC/EMC Corp.
5.750%, due 02/01/33[7]	1,515,000	1,535,200
5.850%, due 07/15/25	200,000	204,256
Presidio Holdings, Inc.
4.875%, due 02/01/27[2]	95,000	89,972
Wipro IT Services LLC
1.500%, due 06/23/26[2]	200,000	180,725
		2,731,347
Distribution & wholesale: 0.0%†
Resideo Funding, Inc.
4.000%, due 09/01/29[2]	70,000	59,288

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Distribution & wholesale—(continued)
Ritchie Bros Holdings, Inc.
6.750%, due 03/15/28[2]	15,000	$15,525
7.750%, due 03/15/31[2]	30,000	31,875
Univar Solutions USA, Inc.
5.125%, due 12/01/27[2]	75,000	75,112
		181,800
Diversified financial services: 2.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.300%, due 01/30/32	290,000	237,531
4.450%, due 04/03/26	1,200,000	1,160,978
Ally Financial, Inc.
2.200%, due 11/02/28	200,000	162,884
Series B,
(fixed, converts to FRN on 05/15/26),
4.700%, due 05/15/26[3,10]	145,000	106,937
Series C,
(fixed, converts to FRN on 05/15/28),
4.700%, due 05/15/28[3,10]	164,000	115,210
5.750%, due 11/20/25	15,000	14,575
6.700%, due 02/14/33	120,000	108,281
American Express Co.
2.550%, due 03/04/27	100,000	92,617
Series D,
(fixed, converts to FRN on 09/15/26),
3.550%, due 09/15/26[3,7,10]	305,000	256,255
Aviation Capital Group LLC
3.500%, due 11/01/27[2]	1,900,000	1,718,836
Avolon Holdings Funding Ltd.
5.500%, due 01/15/26[2]	1,800,000	1,766,683
BGC Partners, Inc.
5.375%, due 07/24/23	200,000	199,315
Capital One Financial Corp.
Series M,
(fixed, converts to FRN on 09/01/26),
3.950%, due 09/01/26[3,7,10]	235,000	173,345
(fixed, converts to FRN on 05/10/27),
4.927%, due 05/10/28[3]	1,700,000	1,649,857

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Diversified financial services—(continued)
Charles Schwab Corp.
1.950%, due 12/01/31	100,000	$78,258
Series H,
(fixed, converts to FRN on 12/01/30),
4.000%, due 12/01/30[3,7,10]	256,000	196,800
Series G,
(fixed, converts to FRN on 06/01/25),
5.375%, due 06/01/25[3,7,10]	40,000	38,075
Credit Acceptance Corp.
6.625%, due 03/15/26[7]	1,500,000	1,433,495
Discover Financial Services
Series C,
(fixed, converts to FRN on 10/30/27),
5.500%, due 10/30/27[3,10]	235,000	178,600
Global Aircraft Leasing Co. Ltd.
6.500% Cash or 7.250% PIK,
6.500%, due 09/15/24[2,9]	260,533	232,583
Lazard Group LLC
4.375%, due 03/11/29	100,000	95,371
LeasePlan Corp. NV
2.875%, due 10/24/24[2]	200,000	191,518
Lehman Brothers Holdings, Inc.
0.000%, due 12/30/16[11]	1,900,000	3,800
1.000%, due 01/24/13[11]	4,500,000	9,000
1.000%, due 12/30/49[11]	900,000	1,800
Navient Corp.
Series A,
5.625%, due 01/25/25	100,000	90,027
OneMain Finance Corp.
3.500%, due 01/15/27	80,000	68,330
3.875%, due 09/15/28	50,000	40,126
4.000%, due 09/15/30	30,000	22,655
6.875%, due 03/15/25	65,000	63,588
7.125%, due 03/15/26	150,000	146,181
Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc.
6.375%, due 02/01/27[2]	1,660,000	1,542,235
		12,195,746
Electric: 5.5%
Adani Electricity Mumbai Ltd.
3.949%, due 02/12/30[2]	300,000	219,431
AES Corp.
2.450%, due 01/15/31	200,000	164,146
American Electric Power Co., Inc.
5.950%, due 11/01/32	195,000	208,763

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Electric—(continued)
Appalachian Power Co.
Series AA,
2.700%, due 04/01/31	200,000	$170,533
Atlantica Sustainable Infrastructure PLC
4.125%, due 06/15/28[2]	1,495,000	1,364,188
Avangrid, Inc.
3.800%, due 06/01/29	1,600,000	1,508,065
Black Hills Corp.
2.500%, due 06/15/30	200,000	168,379
Calpine Corp.
3.750%, due 03/01/31[2]	60,000	51,173
4.625%, due 02/01/29[2]	73,000	63,451
5.000%, due 02/01/31[2]	79,000	66,555
5.125%, due 03/15/28[2]	40,000	36,948
Clearway Energy Operating LLC
3.750%, due 01/15/32[2]	35,000	29,357
Commonwealth Edison Co.
3.700%, due 03/01/45	745,000	604,695
Dominion Energy, Inc.
Series C,
2.250%, due 08/15/31	200,000	166,225
Series C,
(fixed, converts to FRN on 04/15/27),
4.350%, due 01/15/27[3,10]	60,000	50,400
5.375%, due 11/15/32	270,000	277,053
Duke Energy Florida LLC
5.950%, due 11/15/52	1,175,000	1,337,721
Duke Energy Progress LLC
2.000%, due 08/15/31	1,400,000	1,161,014
Edison International
Series B,
(fixed, converts to FRN on 03/15/27),
5.000%, due 12/15/26[3,10]	350,000	299,185
Series A,
(fixed, converts to FRN on 03/15/26),
5.375%, due 03/15/26[3,10]	1,810,000	1,611,850
Enel Finance America LLC
7.100%, due 10/14/27[2]	500,000	536,311
Entergy Louisiana LLC
5.590%, due 10/01/24	307,000	309,718
Exelon Corp.
2.750%, due 03/15/27	200,000	187,615
4.700%, due 04/15/50	160,000	145,687
IPALCO Enterprises, Inc.
4.250%, due 05/01/30	200,000	185,067

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Electric—(continued)
Leeward Renewable Energy Operations LLC
4.250%, due 07/01/29[2]	50,000	$45,005
MidAmerican Energy Co.
3.650%, due 04/15/29	1,400,000	1,348,928
Monongahela Power Co.
3.550%, due 05/15/27[2]	1,800,000	1,715,976
National Rural Utilities Cooperative Finance Corp.
4.800%, due 03/15/28	100,000	101,247
Nevada Power Co.
Series GG,
5.900%, due 05/01/53	1,245,000	1,396,154
New York State Electric & Gas Corp.
2.150%, due 10/01/31[2]	1,400,000	1,134,236
NextEra Energy Capital Holdings, Inc.
3.550%, due 05/01/27	1,700,000	1,640,791
Niagara Mohawk Power Corp.
4.278%, due 12/15/28[2]	300,000	286,601
NRG Energy, Inc.
3.375%, due 02/15/29[2]	25,000	21,170
3.625%, due 02/15/31[2]	70,000	56,664
3.875%, due 02/15/32[2]	25,000	20,186
5.250%, due 06/15/29[2]	110,000	101,465
(fixed, converts to FRN on 03/15/28),
10.250%, due 03/15/28[2,3,10]	55,000	53,959
Pacific Gas and Electric Co.
3.150%, due 01/01/26	100,000	94,252
3.400%, due 08/15/24	200,000	194,388
3.750%, due 02/15/24	200,000	195,626
4.300%, due 03/15/45	425,000	317,903
Public Service Electric & Gas Co.
3.100%, due 03/15/32	1,835,000	1,653,370
Southern California Edison Co.
5.950%, due 11/01/32	775,000	843,033
Southern Co.
Series A,
3.700%, due 04/30/30	1,200,000	1,123,788
Series B,
(fixed, converts to FRN on 01/15/26),
4.000%, due 01/15/51[3]	435,000	408,726
5.700%, due 10/15/32	640,000	675,903
Southwestern Electric Power Co.
Series M,
4.100%, due 09/15/28	200,000	194,696

PACE Strategic Fixed Income Investments
Portfolio of investments – April 30, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Electric—(continued)
Vistra Operations Co. LLC
4.375%, due 05/01/29[2]	75,000	$67,054
5.000%, due 07/31/27[2]	150,000	142,547
5.500%, due 09/01/26[2]	1,595,000	1,562,848
WEC Energy Group, Inc.
1.800%, due 10/15/30	200,000	163,067
		26,483,113
Electrical components & equipment: 0.0%†
Energizer Holdings, Inc.
4.375%, due 03/31/29[2]	25,000	21,861
4.750%, due 06/15/28[2]	30,000	26,979
6.500%, due 12/31/27[2]	40,000	39,019
		87,859
Electronics: 0.0%†
Imola Merger Corp.
4.750%, due 05/15/29[2]	125,000	108,244
Sensata Technologies BV
4.000%, due 04/15/29[2]	20,000	18,074
5.875%, due 09/01/30[2]	50,000	49,099
		175,417
Energy-Alternate Sources: 0.1%
Azure Power Solar Energy Pvt Ltd.
5.650%, due 12/24/24[2]	200,000	169,788
FS Luxembourg SARL
10.000%, due 12/15/25[2]	20,000	19,800
Greenko Solar Mauritius Ltd.
5.950%, due 07/29/26[2]	200,000	187,537
		377,125
Engineering & construction: 0.1%
Global Infrastructure Solutions, Inc.
5.625%, due 06/01/29[2]	80,000	66,657
Sydney Airport Finance Co. Pty Ltd.
3.375%, due 04/30/25[2]	300,000	291,102
		357,759
Entertainment: 0.3%
Caesars Entertainment, Inc.
6.250%, due 07/01/25[2]	100,000	100,122
7.000%, due 02/15/30[2]	35,000	35,313
Cedar Fair LP
5.250%, due 07/15/29[7]	25,000	23,256
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op
5.375%, due 04/15/27	35,000	33,522
5.500%, due 05/01/25[2]	55,000	54,837
Churchill Downs, Inc.
5.500%, due 04/01/27[2]	70,000	68,288
6.750%, due 05/01/31[2]	95,000	95,622

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Entertainment—(continued)
Live Nation Entertainment, Inc.
4.750%, due 10/15/27[2]	35,000	$32,415
4.875%, due 11/01/24[2]	60,000	59,248
6.500%, due 05/15/27[2]	45,000	45,508
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.875%, due 05/01/29[2]	60,000	53,700
Raptor Acquisition Corp./Raptor Co-Issuer LLC
4.875%, due 11/01/26[2]	55,000	51,425
Six Flags Entertainment Corp.
4.875%, due 07/31/24[2]	55,000	55,000
Six Flags Theme Parks, Inc.
7.000%, due 07/01/25[2,7]	33,000	33,404
Warnermedia Holdings, Inc.
4.054%, due 03/15/29[2]	300,000	277,697
5.141%, due 03/15/52[2]	405,000	323,618
		1,342,975
Environmental control: 0.0%†
GFL Environmental, Inc.
4.750%, due 06/15/29[2]	100,000	93,071
Harsco Corp.
5.750%, due 07/31/27[2]	105,000	88,659
		181,730
Food: 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.625%, due 01/15/27[2]	40,000	38,668
5.875%, due 02/15/28[2]	20,000	19,799
6.500%, due 02/15/28[2]	50,000	50,625
Kroger Co.
5.400%, due 01/15/49	115,000	113,809
Performance Food Group, Inc.
4.250%, due 08/01/29[2]	55,000	50,069
5.500%, due 10/15/27[2]	50,000	49,004
Pilgrim's Pride Corp.
3.500%, due 03/01/32	55,000	44,275
4.250%, due 04/15/31	75,000	65,236
6.250%, due 07/01/33	35,000	34,622
Sysco Corp.
3.150%, due 12/14/51	135,000	94,306
6.600%, due 04/01/50	184,000	210,861
US Foods, Inc.
4.625%, due 06/01/30[2]	60,000	54,871
6.250%, due 04/15/25[2]	55,000	55,286
		881,431

PACE Strategic Fixed Income Investments
Portfolio of investments – April 30, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Food service: 0.1%
Aramark Services, Inc.
5.000%, due 04/01/25[2]	165,000	$163,335
5.000%, due 02/01/28[2]	115,000	109,526
		272,861
Gas: 0.1%
National Fuel Gas Co.
2.950%, due 03/01/31	300,000	242,987
NiSource, Inc.
3.600%, due 05/01/30	200,000	185,859
Southern California Gas Co.
2.950%, due 04/15/27	100,000	94,619
Southwest Gas Corp.
4.050%, due 03/15/32	200,000	185,259
		708,724
Healthcare-products: 0.3%
Medline Borrower LP
3.875%, due 04/01/29[2]	65,000	56,872
Medtronic Global Holdings SCA
4.500%, due 03/30/33	1,220,000	1,231,367
Thermo Fisher Scientific, Inc.
1.750%, due 10/15/28	200,000	177,702
		1,465,941
Healthcare-services: 0.5%
Acadia Healthcare Co., Inc.
5.000%, due 04/15/29[2]	60,000	56,782
Centene Corp.
2.625%, due 08/01/31	300,000	245,658
CHS/Community Health Systems, Inc.
5.250%, due 05/15/30[2]	45,000	37,506
CommonSpirit Health
4.350%, due 11/01/42	20,000	17,412
6.073%, due 11/01/27	1,290,000	1,342,112
DaVita, Inc.
3.750%, due 02/15/31[2]	75,000	60,396
4.625%, due 06/01/30[2]	45,000	39,198
HCA, Inc.
3.125%, due 03/15/27[2]	200,000	187,800
4.125%, due 06/15/29	49,000	46,457
5.625%, due 09/01/28	30,000	30,624
5.875%, due 02/01/29	30,000	30,928
Molina Healthcare, Inc.
3.875%, due 05/15/32[2]	85,000	72,844
4.375%, due 06/15/28[2]	35,000	32,802
Roche Holdings, Inc.
2.607%, due 12/13/51[2]	200,000	139,436
Tenet Healthcare Corp.
4.625%, due 06/15/28	65,000	61,596
5.125%, due 11/01/27	25,000	24,257

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Healthcare-services—(continued)
UnitedHealth Group, Inc.
5.875%, due 02/15/53	185,000	$208,926
		2,634,734
Home builders: 0.1%
KB Home
4.000%, due 06/15/31	20,000	17,304
7.250%, due 07/15/30	65,000	66,810
Mattamy Group Corp.
4.625%, due 03/01/30[2]	35,000	30,605
Shea Homes LP / Shea Homes Funding Corp.
4.750%, due 02/15/28	165,000	150,150
4.750%, due 04/01/29	20,000	17,807
Taylor Morrison Communities, Inc.
5.875%, due 06/15/27[2]	35,000	34,899
		317,575
Household products: 0.0%†
Coty, Inc.
5.000%, due 04/15/26[2]	20,000	19,528
6.500%, due 04/15/26[2]	10,000	9,973
Edgewell Personal Care Co.
5.500%, due 06/01/28[2]	40,000	38,281
Natura Cosmeticos SA
4.125%, due 05/03/28[2,7]	40,000	33,145
		100,927
Household products/wares: 0.0%†
Spectrum Brands, Inc.
5.000%, due 10/01/29[2]	15,000	13,575
5.500%, due 07/15/30[2]	30,000	27,635
		41,210
Housewares: 0.3%
Newell Brands, Inc.
6.375%, due 09/15/27	1,340,000	1,319,900

Insurance: 6.6%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.250%, due 10/15/27[2]	55,000	50,355
6.750%, due 04/15/28[2]	105,000	104,867
Athene Global Funding
2.550%, due 06/29/25[2]	1,800,000	1,669,869
Athene Holding Ltd.
6.650%, due 02/01/33	1,555,000	1,584,858
Corebridge Financial, Inc.
4.350%, due 04/05/42[2]	130,000	107,380
(fixed, converts to FRN on 12/15/27),
6.875%, due 12/15/52[2,3]	1,690,000	1,530,253

PACE Strategic Fixed Income Investments
Portfolio of investments – April 30, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Insurance—(continued)
Enstar Finance LLC
(fixed, converts to FRN on 01/15/27),
5.500%, due 01/15/42[3]	2,000,000	$1,439,794
Enstar Group Ltd.
4.950%, due 06/01/29	1,850,000	1,753,222
Equitable Holdings, Inc.
4.350%, due 04/20/28	300,000	289,060
F&G Annuities & Life, Inc.
7.400%, due 01/13/28[2]	2,715,000	2,761,567
Fairfax Financial Holdings Ltd.
5.625%, due 08/16/32[2]	1,800,000	1,781,820
Fidelity National Financial, Inc.
3.400%, due 06/15/30	1,500,000	1,327,394
First American Financial Corp.
2.400%, due 08/15/31	1,645,000	1,278,493
GA Global Funding Trust
0.800%, due 09/13/24[2]	1,400,000	1,307,667
Intact Financial Corp.
5.459%, due 09/22/32[2]	1,220,000	1,233,786
Liberty Mutual Group, Inc.
(fixed, converts to FRN on 12/15/26),
4.125%, due 12/15/51[2,3]	110,000	88,688
Metropolitan Life Global Funding I
4.300%, due 08/25/29[2]	2,240,000	2,181,914
Northwestern Mutual Global Funding
4.350%, due 09/15/27[2]	985,000	981,679
Protective Life Global Funding
3.218%, due 03/28/25[2]	1,755,000	1,688,854
Prudential Financial, Inc.
(fixed, converts to FRN on 02/28/32),
5.125%, due 03/01/52[3]	70,000	63,331
Reliance Standard Life Global Funding II
3.850%, due 09/19/23[2]	200,000	198,451
RenaissanceRe Holdings Ltd.
3.600%, due 04/15/29	1,810,000	1,678,776
Ryan Specialty Group LLC
4.375%, due 02/01/30[2]	30,000	26,888
Stewart Information Services Corp.
3.600%, due 11/15/31	2,000,000	1,577,927
Swiss Re Finance Luxembourg SA
(fixed, converts to FRN on 04/02/29),
5.000%, due 04/02/49[2,3]	3,400,000	3,239,622
Teachers Insurance & Annuity Association of America
4.900%, due 09/15/44[2]	1,700,000	1,583,289
		31,529,804

PACE Strategic Fixed Income Investments
Portfolio of investments – April 30, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Internet: 0.2%
Expedia Group, Inc.
3.800%, due 02/15/28	200,000	$188,764
6.250%, due 05/01/25[2]	196,000	198,301
Gen Digital, Inc.
6.750%, due 09/30/27[2]	30,000	30,231
7.125%, due 09/30/30[2,7]	25,000	25,113
Match Group Holdings II LLC
3.625%, due 10/01/31[2,7]	25,000	20,422
4.625%, due 06/01/28[2]	50,000	46,125
5.625%, due 02/15/29[2,7]	60,000	56,413
Netflix, Inc.
5.875%, due 11/15/28	20,000	21,012
6.375%, due 05/15/29	20,000	21,610
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.
4.750%, due 04/30/27[2]	40,000	34,700
Ziff Davis, Inc.
4.625%, due 10/15/30[2]	88,000	77,320
		720,011
Investment companies: 0.8%
Blackstone Private Credit Fund
2.350%, due 11/22/24	1,820,000	1,697,348
Owl Rock Capital Corp.
2.875%, due 06/11/28	1,300,000	1,065,830
OWL Rock Core Income Corp.
7.750%, due 09/16/27[2]	950,000	954,485
		3,717,663
Iron & steel: 0.1%
ATI, Inc.
4.875%, due 10/01/29	40,000	36,878
5.125%, due 10/01/31	20,000	17,997
Carpenter Technology Corp.
7.625%, due 03/15/30	55,000	56,254
CSN Inova Ventures
6.750%, due 01/28/28[2,7]	145,000	136,690
Metinvest BV
7.650%, due 10/01/27[2]	25,000	15,110
7.750%, due 10/17/29[2]	110,000	61,483
		324,412
Leisure time: 0.1%
Carnival Corp.
4.000%, due 08/01/28[2]	75,000	65,013
5.750%, due 03/01/27[2]	45,000	37,035
7.625%, due 03/01/26[2,7]	25,000	22,860
9.875%, due 08/01/27[2]	25,000	25,631
Carnival Holdings Bermuda Ltd.
10.375%, due 05/01/28[2]	50,000	53,754
Lindblad Expeditions LLC
6.750%, due 02/15/27[2]	25,000	23,500

PACE Strategic Fixed Income Investments
Portfolio of investments – April 30, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Leisure time—(continued)
NCL Corp. Ltd.
5.875%, due 02/15/27[2]	35,000	$33,015
Royal Caribbean Cruises Ltd.
5.500%, due 08/31/26[2]	75,000	68,754
5.500%, due 04/01/28[2,7]	60,000	52,908
7.500%, due 10/15/27	30,000	28,387
		410,857
Lodging: 0.1%
Las Vegas Sands Corp.
3.200%, due 08/08/24	200,000	193,703
Melco Resorts Finance Ltd.
5.625%, due 07/17/27[2]	105,000	93,666
Wyndham Hotels & Resorts, Inc.
4.375%, due 08/15/28[2]	90,000	83,681
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.250%, due 05/15/27[2]	140,000	134,681
5.500%, due 03/01/25[2]	39,000	38,459
Wynn Macau Ltd.
5.500%, due 01/15/26[2]	75,000	69,469
		613,659
Machinery-construction & mining: 0.0%†
Terex Corp.
5.000%, due 05/15/29[2]	65,000	60,457
Vertiv Group Corp.
4.125%, due 11/15/28[2]	70,000	63,188
		123,645
Media: 1.2%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250%, due 02/01/31[2]	25,000	20,475
4.250%, due 01/15/34[2]	30,000	22,852
4.500%, due 08/15/30[2]	65,000	54,581
4.500%, due 05/01/32	25,000	20,014
4.500%, due 06/01/33[2]	25,000	19,900
4.750%, due 03/01/30[2]	80,000	68,832
4.750%, due 02/01/32[2]	50,000	41,374
5.000%, due 02/01/28[2]	100,000	92,459
6.375%, due 09/01/29[2]	25,000	23,759
7.375%, due 03/01/31[2]	1,300,000	1,273,946
Charter Communications Operating LLC/Charter Communications Operating Capital
2.250%, due 01/15/29	1,400,000	1,174,753
3.500%, due 06/01/41[7]	200,000	136,660
3.900%, due 06/01/52	200,000	130,295
4.800%, due 03/01/50	565,000	427,868
Comcast Corp.
2.937%, due 11/01/56	685,000	455,394

PACE Strategic Fixed Income Investments
Portfolio of investments – April 30, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Media—(continued)
CSC Holdings LLC
3.375%, due 02/15/31[2]	55,000	$37,796
4.125%, due 12/01/30[2]	55,000	39,473
4.500%, due 11/15/31[2]	55,000	38,530
5.750%, due 01/15/30[2]	205,000	104,621
6.500%, due 02/01/29[2]	45,000	37,572
7.500%, due 04/01/28[2,7]	45,000	28,115
Discovery Communications LLC
4.650%, due 05/15/50	280,000	211,551
DISH DBS Corp.
5.125%, due 06/01/29	75,000	34,589
5.875%, due 11/15/24	40,000	33,095
7.375%, due 07/01/28	205,000	102,710
Fox Corp.
5.576%, due 01/25/49	310,000	287,945
Paramount Global
4.200%, due 05/19/32[7]	285,000	245,263
4.950%, due 01/15/31	270,000	250,824
Sirius XM Radio, Inc.
3.875%, due 09/01/31[2]	25,000	18,892
4.125%, due 07/01/30[2]	200,000	160,420
5.000%, due 08/01/27[2]	25,000	22,995
5.500%, due 07/01/29[2]	40,000	35,629
Virgin Media Secured Finance PLC
5.500%, due 05/15/29[2]	90,000	82,639
		5,735,821
Mining: 0.1%
Corp. Nacional del Cobre de Chile
3.150%, due 01/14/30[2]	125,000	112,250
First Quantum Minerals Ltd.
6.875%, due 03/01/26[2]	20,000	19,550
6.875%, due 10/15/27[2]	5,000	4,837
7.500%, due 04/01/25[2]	50,000	49,742
FMG Resources August 2006 Pty Ltd.
5.875%, due 04/15/30[2]	25,000	24,245
6.125%, due 04/15/32[2]	30,000	29,026
Hudbay Minerals, Inc.
4.500%, due 04/01/26[2]	100,000	93,122
6.125%, due 04/01/29[2]	70,000	65,471
Novelis Corp.
3.875%, due 08/15/31[2]	70,000	58,618
Volcan Cia Minera SAA
4.375%, due 02/11/26[2]	22,000	16,621
		473,482
Office & business equipment: 0.0%†
CDW LLC/CDW Finance Corp.
3.569%, due 12/01/31	51,000	42,680

PACE Strategic Fixed Income Investments
Portfolio of investments – April 30, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Oil & gas: 0.8%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
7.000%, due 11/01/26[2]	55,000	$53,222
BP Capital Markets America, Inc.
3.633%, due 04/06/30	225,000	215,436
BP Capital Markets PLC
(fixed, converts to FRN on 06/22/30),
4.875%, due 03/22/30[3,10]	540,000	496,141
Chesapeake Energy Corp.
6.750%, due 04/15/29[2]	80,000	79,194
Comstock Resources, Inc.
5.875%, due 01/15/30[2]	45,000	38,631
6.750%, due 03/01/29[2]	115,000	104,118
Continental Resources, Inc.
5.750%, due 01/15/31[2]	200,000	195,560
CrownRock LP/CrownRock Finance, Inc.
5.625%, due 10/15/25[2]	35,000	34,552
Ecopetrol SA
5.875%, due 05/28/45	65,000	42,299
Equinor ASA
2.375%, due 05/22/30	1,975,000	1,755,360
Hess Corp.
5.600%, due 02/15/41	65,000	63,200
Hilcorp Energy I LP/Hilcorp Finance Co.
5.750%, due 02/01/29[2]	29,000	27,093
6.000%, due 04/15/30[2]	35,000	32,619
6.000%, due 02/01/31[2]	11,000	10,138
6.250%, due 11/01/28[2]	25,000	23,944
KazMunayGas National Co. JSC
5.750%, due 04/19/47[2]	65,000	51,281
Medco Bell Pte Ltd.
6.375%, due 01/30/27[2]	55,000	50,146
Noble Finance II LLC
8.000%, due 04/15/30[2]	50,000	51,201
Occidental Petroleum Corp.
5.550%, due 03/15/26	50,000	50,420
6.125%, due 01/01/31	50,000	52,268
Odebrecht Offshore Drilling Finance Ltd.
7.720%, due 12/01/26[5,8]	272,021	53,095
PDC Energy, Inc.
5.750%, due 05/15/26	145,000	140,754
Pertamina Persero PT
6.450%, due 05/30/44[2]	40,000	41,420
Petrobras Global Finance BV
5.500%, due 06/10/51	15,000	11,858
Petroleos Mexicanos
6.350%, due 02/12/48	85,000	49,785

PACE Strategic Fixed Income Investments
Portfolio of investments – April 30, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Oil & gas—(continued)
Pioneer Natural Resources Co.
5.100%, due 03/29/26	100,000	$100,993
Range Resources Corp.
8.250%, due 01/15/29	45,000	46,967
Rio Oil Finance Trust
Series 2014-1,
9.250%, due 07/06/24[2]	55,744	56,294
Rockcliff Energy II LLC
5.500%, due 10/15/29[2]	25,000	22,608
Southwestern Energy Co.
4.750%, due 02/01/32	95,000	83,767
Valaris Ltd.
8.375%, due 04/30/30[2]	35,000	35,015
		4,069,379
Oil & gas services: 0.0%†
Odebrecht Oil & Gas Finance Ltd.
0.000%, due 05/29/23[2,10,12]	74,037	37

Packaging & containers: 0.2%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
6.000%, due 06/15/27[2]	60,000	59,703
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.125%, due 08/15/26[2]	40,000	37,681
Ball Corp.
2.875%, due 08/15/30	25,000	20,945
3.125%, due 09/15/31	25,000	20,821
6.875%, due 03/15/28	30,000	31,195
Berry Global, Inc.
5.625%, due 07/15/27[2]	40,000	39,402
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC
6.000%, due 09/15/28[2]	60,000	49,873
Mauser Packaging Solutions Holding Co.
7.875%, due 08/15/26[2]	90,000	91,289
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.
4.375%, due 10/15/28[2]	75,000	66,046
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC
4.000%, due 10/15/27[2]	5,000	4,500
Sealed Air Corp.
6.125%, due 02/01/28[2]	55,000	55,809
Trivium Packaging Finance BV
5.500%, due 08/15/26[2]	70,000	67,960

PACE Strategic Fixed Income Investments
Portfolio of investments – April 30, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Packaging & containers—(continued)
WRKCo, Inc.
4.650%, due 03/15/26	200,000	$197,596
4.900%, due 03/15/29	100,000	98,957
		841,777
Pharmaceuticals: 2.3%
180 Medical, Inc.
3.875%, due 10/15/29[2]	55,000	48,980
AbbVie, Inc.
3.800%, due 03/15/25	305,000	299,839
4.700%, due 05/14/45	120,000	112,575
Bayer U.S. Finance II LLC
3 mo. USD LIBOR + 1.010%,
5.876%, due 12/15/23[2,3]	1,900,000	1,896,093
Cigna Group
4.375%, due 10/15/28	1,400,000	1,390,468
CVS Health Corp.
2.125%, due 09/15/31[7]	200,000	164,081
5.050%, due 03/25/48	575,000	536,777
5.125%, due 02/21/30	1,295,000	1,317,413
CVS Pass-Through Trust
Series 2013,
4.704%, due 01/10/36[2]	2,512,195	2,306,234
Elanco Animal Health, Inc.
6.650%, due 08/28/28[4,7]	1,670,000	1,625,962
Merck & Co., Inc.
2.900%, due 12/10/61	200,000	136,335
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.125%, due 04/30/28[2]	90,000	82,800
5.125%, due 04/30/31[2]	60,000	53,463
Teva Pharmaceutical Finance Netherlands III BV
7.875%, due 09/15/29[7]	743,000	776,063
Viatris, Inc.
4.000%, due 06/22/50	325,000	210,835
		10,957,918
Pipelines: 3.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
7.875%, due 05/15/26[2]	25,000	25,669
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.625%, due 12/15/25[2]	30,000	30,062
Buckeye Partners LP
4.350%, due 10/15/24	949,000	922,365
4.500%, due 03/01/28[2]	45,000	40,894
5.600%, due 10/15/44	125,000	90,063
5.850%, due 11/15/43	35,000	26,934

PACE Strategic Fixed Income Investments
Portfolio of investments – April 30, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Pipelines—(continued)
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.500%, due 06/15/31[2]	105,000	$97,723
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
7.375%, due 02/01/31[2,7]	1,585,000	1,585,000
DCP Midstream Operating LP
(fixed, converts to FRN on 05/21/23),
5.850%, due 05/21/43[2,3]	55,000	54,967
DT Midstream, Inc.
4.125%, due 06/15/29[2]	125,000	110,782
Enbridge, Inc.
2.500%, due 02/14/25	210,000	200,949
Energy Transfer LP
5.250%, due 04/15/29	200,000	200,688
Series B,
(fixed, converts to FRN on 02/15/28),
6.625%, due 02/15/28[3,10]	245,000	187,192
Series A,
(fixed, converts to FRN on 02/15/23),
8.892%, due 05/15/23[3,10]	3,190,000	2,845,030
EnLink Midstream LLC
6.500%, due 09/01/30[2]	1,445,000	1,459,696
EnLink Midstream Partners LP
5.050%, due 04/01/45	40,000	31,743
5.450%, due 06/01/47	25,000	20,875
5.600%, due 04/01/44	5,000	4,155
Enterprise Products Operating LLC
4.200%, due 01/31/50	300,000	251,093
EQM Midstream Partners LP
4.500%, due 01/15/29[2]	30,000	25,495
4.750%, due 01/15/31[2]	40,000	32,783
5.500%, due 07/15/28	60,000	54,691
6.000%, due 07/01/25[2]	15,000	14,737
6.500%, due 07/01/27[2]	55,000	53,626
7.500%, due 06/01/27[2]	20,000	19,928
7.500%, due 06/01/30[2]	20,000	19,413
Genesis Energy LP/Genesis Energy Finance Corp.
6.250%, due 05/15/26	20,000	19,270
6.500%, due 10/01/25	20,000	19,579
7.750%, due 02/01/28	40,000	39,369
8.000%, due 01/15/27	15,000	14,969
8.875%, due 04/15/30	50,000	50,067
Harvest Midstream I LP
7.500%, due 09/01/28[2]	1,650,000	1,614,443

PACE Strategic Fixed Income Investments
Portfolio of investments – April 30, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Pipelines—(continued)
Hess Midstream Operations LP
5.500%, due 10/15/30[2]	1,800,000	$1,675,296
Kinder Morgan, Inc.
5.550%, due 06/01/45	320,000	301,798
7.750%, due 01/15/32	1,400,000	1,628,416
Kinetik Holdings LP
5.875%, due 06/15/30[2]	40,000	38,319
MPLX LP
4.700%, due 04/15/48	378,000	315,933
5.000%, due 03/01/33	200,000	196,514
New Fortress Energy, Inc.
6.500%, due 09/30/26[2]	105,000	96,687
6.750%, due 09/15/25[2]	110,000	104,757
NuStar Logistics LP
5.625%, due 04/28/27	15,000	14,313
5.750%, due 10/01/25	30,000	29,422
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.500%, due 01/15/28[2]	5,000	4,626
6.000%, due 03/01/27[2]	40,000	38,593
6.000%, due 12/31/30[2]	75,000	66,611
6.000%, due 09/01/31[2]	30,000	26,563
7.500%, due 10/01/25[2]	135,000	136,029
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.000%, due 01/15/28	10,000	9,778
6.500%, due 07/15/27	10,000	10,189
6.875%, due 01/15/29	10,000	10,213
Western Midstream Operating LP
4.300%, due 02/01/30[4]	35,000	31,948
5.500%, due 02/01/50[4]	50,000	42,419
		14,942,674
Private Equity : 0.0%†
Carlyle Finance Subsidiary LLC
3.500%, due 09/19/29[2]	200,000	181,551

Real estate: 0.0%†
Realogy Group LLC/Realogy Co-Issuer Corp.
5.250%, due 04/15/30[2]	30,000	21,389
5.750%, due 01/15/29[2]	115,000	85,387
		106,776
Real estate investment trusts: 3.5%
American Tower Corp.
2.400%, due 03/15/25	165,000	157,062
Arbor Realty SR, Inc.
Series QIB,
8.500%, due 10/15/27[2]	2,395,000	2,399,006
Blackstone Mortgage Trust, Inc.
3.750%, due 01/15/27[2,7]	3,450,000	2,882,808

PACE Strategic Fixed Income Investments
Portfolio of investments – April 30, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Real estate investment trusts—(continued)
EPR Properties
3.750%, due 08/15/29	160,000	$127,597
Extra Space Storage LP
5.700%, due 04/01/28	595,000	608,802
Federal Realty OP LP
5.375%, due 05/01/28	1,160,000	1,156,703
HAT Holdings I LLC/HAT Holdings II LLC
3.375%, due 06/15/26[2]	1,900,000	1,686,454
Iron Mountain Information Management Services, Inc.
5.000%, due 07/15/32[2]	25,000	21,900
Iron Mountain, Inc.
4.875%, due 09/15/27[2]	65,000	61,951
4.875%, due 09/15/29[2]	50,000	45,603
5.000%, due 07/15/28[2]	35,000	32,943
5.250%, due 03/15/28[2]	210,000	201,991
5.250%, due 07/15/30[2]	30,000	27,631
5.625%, due 07/15/32[2]	100,000	90,822
MPT Operating Partnership LP/MPT Finance Corp.
3.500%, due 03/15/31	25,000	17,088
4.625%, due 08/01/29	65,000	49,206
5.250%, due 08/01/26[7]	60,000	53,433
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.875%, due 05/15/29[2]	75,000	64,875
5.875%, due 10/01/28[2]	65,000	59,963
Realty Income Corp.
4.850%, due 03/15/30	645,000	641,953
Rexford Industrial Realty LP
5.000%, due 06/15/28	1,105,000	1,097,958
RHP Hotel Properties LP/RHP Finance Corp.
4.750%, due 10/15/27	250,000	235,000
RLJ Lodging Trust LP
3.750%, due 07/01/26[2]	35,000	32,344
4.000%, due 09/15/29[2]	70,000	58,800
SBA Tower Trust
6.599%, due 01/15/28[2]	3,100,000	3,251,237
Scentre Group Trust 1/Scentre Group Trust 2
4.375%, due 05/28/30[2,7]	1,715,000	1,636,584
Service Properties Trust
3.950%, due 01/15/28	65,000	50,887
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
4.750%, due 04/15/28[2]	190,000	151,084

PACE Strategic Fixed Income Investments
Portfolio of investments – April 30, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Real estate investment trusts—(continued)
XHR LP
4.875%, due 06/01/29[2]	55,000	$47,735
		16,949,420
Retail: 0.9%
1011778 BC ULC/New Red Finance, Inc.
4.000%, due 10/15/30[2]	50,000	43,649
Bath & Body Works, Inc.
6.625%, due 10/01/30[2]	90,000	86,397
6.875%, due 11/01/35	20,000	18,101
GYP Holdings III Corp.
4.625%, due 05/01/29[2]	40,000	35,300
Macy's Retail Holdings LLC
4.500%, due 12/15/34[7]	40,000	28,683
5.125%, due 01/15/42	5,000	3,278
5.875%, due 04/01/29[2,7]	20,000	18,321
5.875%, due 03/15/30[2,7]	55,000	48,836
6.125%, due 03/15/32[2]	35,000	30,637
McDonald's Corp.
3.625%, due 09/01/49	130,000	103,142
Nordstrom, Inc.
4.375%, due 04/01/30[7]	1,960,000	1,532,838
Target Corp.
4.500%, due 09/15/32	2,025,000	2,039,434
Walmart, Inc.
3.900%, due 09/09/25	260,000	258,458
Yum! Brands, Inc.
3.625%, due 03/15/31	50,000	44,165
5.375%, due 04/01/32	60,000	58,526
		4,349,765
Savings & loans: 0.0%†
Nationwide Building Society
(fixed, converts to FRN on 02/16/27),
2.972%, due 02/16/28[2,3]	200,000	182,205

Semiconductors: 1.1%
ams-OSRAM AG
7.000%, due 07/31/25[2,7]	1,685,000	1,573,790
Analog Devices, Inc.
2.950%, due 10/01/51	75,000	54,478
Broadcom, Inc.
3.137%, due 11/15/35[2]	862,000	667,326
4.926%, due 05/15/37[2]	268,000	244,628
Intel Corp.
5.700%, due 02/10/53	1,475,000	1,508,665
Micron Technology, Inc.
4.975%, due 02/06/26	200,000	199,018
NXP BV/NXP Funding LLC
4.875%, due 03/01/24	200,000	198,764

PACE Strategic Fixed Income Investments
Portfolio of investments – April 30, 2023 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Semiconductors—(continued)
NXP BV/NXP Funding LLC/NXP USA, Inc.
5.000%, due 01/15/33		415,000	$404,963
QUALCOMM, Inc.
6.000%, due 05/20/53		190,000	216,049
			5,067,681
Shipbuilding: 0.0%†
Huntington Ingalls Industries, Inc.
2.043%, due 08/16/28		200,000	170,873

Software: 0.2%
Central Parent, Inc./CDK Global, Inc.
7.250%, due 06/15/29[2]		55,000	54,458
Consensus Cloud Solutions, Inc.
6.500%, due 10/15/28[2]		45,000	39,375
Oracle Corp.
3.850%, due 04/01/60		200,000	140,309
3.950%, due 03/25/51		215,000	162,327
4.000%, due 11/15/47		345,000	264,991
4.650%, due 05/06/30		100,000	98,031
5.550%, due 02/06/53		210,000	201,754
Rackspace Technology Global, Inc.
3.500%, due 02/15/28[2]		95,000	39,425
			1,000,670
Telecommunications: 1.1%
Altice France SA
5.125%, due 07/15/29[2]		160,000	118,295
5.875%, due 02/01/27[2]	EUR	600,000	571,886
AT&T, Inc.
3.500%, due 09/15/53		225,000	161,376
3.650%, due 06/01/51		115,000	85,741
4.500%, due 03/09/48		441,000	380,524
C&W Senior Financing DAC
6.875%, due 09/15/27[2]		45,000	39,038
Ciena Corp.
4.000%, due 01/31/30[2]		35,000	30,745
CommScope, Inc.
4.750%, due 09/01/29[2]		190,000	153,434
Connect Finco SARL/Connect U.S. Finco LLC
6.750%, due 10/01/26[2]		1,665,000	1,586,833
Frontier Communications Holdings LLC
5.875%, due 10/15/27[2]		120,000	110,458
8.750%, due 05/15/30[2]		40,000	39,564
Level 3 Financing, Inc.
3.750%, due 07/15/29[2]		50,000	28,139
3.875%, due 11/15/29[2]		230,000	167,898
4.625%, due 09/15/27[2]		100,000	61,763
10.500%, due 05/15/30[2]		5,000	4,787

PACE Strategic Fixed Income Investments
Portfolio of investments – April 30, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Telecommunications—(continued)
Motorola Solutions, Inc.
2.300%, due 11/15/30	200,000	$163,967
Oztel Holdings SPC Ltd.
6.625%, due 04/24/28[2]	110,000	114,386
Rogers Communications, Inc.
3.800%, due 03/15/32[2]	114,000	102,650
T-Mobile USA, Inc.
2.550%, due 02/15/31	200,000	170,145
3.400%, due 10/15/52	370,000	267,710
4.500%, due 04/15/50	205,000	179,660
Verizon Communications, Inc.
2.355%, due 03/15/32	510,000	418,679
2.550%, due 03/21/31	200,000	170,278
2.987%, due 10/30/56	210,000	135,782
Vmed O2 UK Financing I PLC
4.750%, due 07/15/31[2]	95,000	80,953
		5,344,691
Transportation: 0.1%
AP Moller - Maersk AS
4.500%, due 06/20/29[2]	200,000	197,833
MV24 Capital BV
6.748%, due 06/01/34[2]	34,260	30,562
		228,395
Trucking & leasing: 0.4%
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.550%, due 05/01/28[2]	735,000	739,893
5.700%, due 02/01/28[2]	980,000	991,565
SMBC Aviation Capital Finance DAC
4.125%, due 07/15/23[2]	200,000	199,150
		1,930,608
Water: 0.0%†
Solaris Midstream Holdings LLC
7.625%, due 04/01/26[2]	60,000	57,600
Total corporate bonds (cost—$272,444,755)		260,315,512

Loan assignments—3.4%
Broadcast: 3.4%
CDK Global, Inc.
2022 USD Term Loan B,
3 mo. USD LIBOR + 4.250%,
9.148%, due 07/06/29[3]	1,496,250	1,493,976
CenturyLink, Inc.
2020 Term Loan A,
1 mo. USD SOFR + 2.000%,
6.922%, due 01/31/25[3]	1,365,595	1,265,456
Jazz Financing Lux S.a.r.l.
USD Term Loan,
1 mo. USD LIBOR + 3.500%,
8.340%, due 05/05/28[3]	1,551,243	1,548,885

PACE Strategic Fixed Income Investments
Portfolio of investments – April 30, 2023 (unaudited)

	Face amount[1]	Value
Loan assignments—(continued)
Broadcast—(continued)
LendingTree, Inc.
Term Loan B,
3 mo. USD LIBOR + 0.000%,
0.000%, due 09/15/28[3,13]	1,610,942	$1,365,274
1 mo. USD SOFR + 5.750%,
10.557%, due 01/29/27[3]	89,442	78,895
1 mo. USD SOFR + 5.750%,
10.557%, due 01/29/27[3]	5,059	4,462
Medline Borrower, LP
USD Term Loan B,
1 mo. USD LIBOR + 3.250%,
8.090%, due 10/23/28[3]	1,621,809	1,572,928
MIP V Waste Holdings, LLC
Term Loan B,
1 mo. USD LIBOR +1.060,
4.310%, due 12/08/28[3]	1,460,000	1,430,800
MPH Acquisition Holdings LLC
2021 Term Loan B,
3 mo. USD LIBOR + 4.250%,
9.203%, due 09/01/28[3]	1,691,414	1,446,514
Polaris Newco LLC
USD Term Loan B,
3 mo. USD LIBOR + 4.000%,
9.159%, due 06/02/28[3,14]	9,950	9,208
Sotera Health Holdings, LLC
2023 Incremental Term Loan B,
6 mo. USD SOFR + 3.750%,
8.816%, due 12/11/26[3]	2,455,000	2,436,588
Starwood Property Trust, Inc.
2022 Term Loan B,
1 mo. USD SOFR + 3.250%,
8.057%, due 11/18/27[3]	1,017,450	981,839
UGI Energy Services, LLC
2023 Term Loan B,
1 mo. USD LIBOR + 3.250%,
8.157%, due 02/22/30[3]	1,547,105	1,533,242
Verscend Holding Corp.
2021 Term Loan B,
1 mo. USD LIBOR + 4.000%,
8.840%, due 08/27/25[3]	1,099,405	1,097,349
Total Broadcast		16,265,416

Oil & gas: 0.0%†
Prairie ECI Acquiror LP
Term Loan B,
1 mo. USD LIBOR + 4.750%,
9.590%, due 03/11/26[3,14]	70,000	68,622
Total Oil & gas		68,622
Total loan assignments (cost—$16,632,067)		16,334,038

PACE Strategic Fixed Income Investments
Portfolio of investments – April 30, 2023 (unaudited)

	Face amount[1]	Value
Non-U.S. government agency obligations: 0.7%
Colombia: 0.0%†
Colombia Government International Bonds
3.000%, due 01/30/30	50,000	$38,259
5.000%, due 06/15/45	40,000	26,770
		65,029
Dominican Republic: 0.0%†
Dominican Republic International Bonds
6.850%, due 01/27/45[2]	110,000	98,780

Egypt: 0.0%†
Egypt Government International Bonds
5.875%, due 02/16/31[2]	30,000	15,962
8.500%, due 01/31/47[2]	155,000	81,598
		97,560
El Salvador: 0.0%†
El Salvador Government International Bonds
9.500%, due 07/15/52[2]	25,000	13,656

Indonesia: 0.1%
Indonesia Government International Bonds
4.625%, due 04/15/43[2]	165,000	156,472

Japan: 0.1%
Japan Bank for International Cooperation
2.875%, due 07/21/27	300,000	286,196
Japan International Cooperation Agency
2.750%, due 04/27/27	300,000	283,667
		569,863
Mexico: 0.1%
Mexico Government International Bonds
3.500%, due 02/12/34	175,000	149,767
4.400%, due 02/12/52	175,000	139,541
		289,308
Mongolia: 0.0%†
Mongolia Government International Bonds
5.125%, due 04/07/26[2]	55,000	50,284

Oman: 0.1%
Oman Government International Bonds
6.250%, due 01/25/31[2]	75,000	77,662
7.000%, due 01/25/51[2]	140,000	139,195
		216,857

PACE Strategic Fixed Income Investments
Portfolio of investments – April 30, 2023 (unaudited)

	Face amount[1]		Value
Non-U.S. government agency obligations—(continued)
Panama: 0.0%†
Panama Government International Bonds
2.252%, due 09/29/32		80,000	$61,740
3.298%, due 01/19/33		100,000	84,487
			146,227
Paraguay: 0.0%†
Paraguay Government International Bonds
4.950%, due 04/28/31[2]		70,000	67,629

Peru: 0.1%
Peruvian Government International Bonds
8.200%, due 08/12/26[8]	PEN	2,000,000	563,690

Qatar: 0.0%†
Qatar Government International Bonds
4.400%, due 04/16/50[2]		60,000	56,243

Romania: 0.1%
Romania Government International Bonds
3.000%, due 02/14/31[8]		104,000	86,794
3.625%, due 03/27/32[2]		50,000	42,713
4.000%, due 02/14/51[2]		60,000	41,299
			170,806
Saudi Arabia: 0.1%
Saudi Government International Bonds
3.250%, due 11/17/51[2]		65,000	46,690
3.750%, due 01/21/55[2]		50,000	38,697
4.875%, due 07/18/33[2]		200,000	205,662
5.000%, due 01/18/53[2]		200,000	189,413
			480,462
South Africa: 0.0%†
Republic of South Africa Government International Bonds
5.650%, due 09/27/47		90,000	65,014
5.750%, due 09/30/49		45,000	32,338
			97,352
Uruguay: 0.0%†
Uruguay Government International Bonds
5.100%, due 06/18/50		50,000	51,213
Total non-U.S. government agency obligations (cost $3,678,683)			3,191,431

Mortgage-backed securities—8.5%
Adjustable Rate Mortgage Trust
Series 2005-5, Class 2A1,
3.968%, due 09/25/35[5]		30,646	25,904

PACE Strategic Fixed Income Investments
Portfolio of investments – April 30, 2023 (unaudited)

	Face amount[1]	Value
Mortgage-backed securities—(continued)
Banc of America Funding Trust
Series 2005-D, Class A1,
3.954%, due 05/25/35[5]	172,836	$160,384
BANK
Series 2021-BN38, Class C,
3.324%, due 12/15/64[5]	51,000	35,128
Series 2019-BN17, Class C,
4.664%, due 04/15/52[5]	72,000	62,051
Bank of America Mortgage Trust
Series 2002-G, Class 1A3,
5.750%, due 07/20/32[5]	75	71
Barclays Commercial Mortgage Trust
Series 2019-C5, Class C,
3.710%, due 11/15/52	59,000	47,572
BBCMS Mortgage Trust
Series 2022-C17, Class XA,
1.326%, due 09/15/55[5]	1,302,377	106,047
Bear Stearns ALT-A Trust
Series 2003-3, Class 1A,
3.044%, due 10/25/33[5]	2,285	2,134
Series 2004-9, Class 2A1,
3.776%, due 09/25/34[5]	78,354	71,214
Series 2006-1, Class 21A2,
3.801%, due 02/25/36[5]	278,338	192,115
Series 2005-7, Class 22A1,
3.956%, due 09/25/35[5]	267,664	164,842
Bear Stearns ARM Trust
Series 2004-7, Class 1A1,
2.625%, due 10/25/34[5]	91,655	73,808
Series 2004-6, Class 2A1,
3.556%, due 09/25/34[5]	201,679	184,532
Series 2003-5, Class 2A1,
3.618%, due 08/25/33[5]	41,163	38,050
Series 2004-3, Class 1A2,
3.832%, due 07/25/34[5]	43,035	37,837
Series 2003-1, Class 6A1,
4.513%, due 04/25/33[5]	3,747	3,667
Benchmark Mortgage Trust
Series 2020-B17, Class C,
3.371%, due 03/15/53[5]	143,000	106,947
Series 2020-B16, Class C,
3.535%, due 02/15/53[5]	118,000	90,075
BPR Trust
Series 2022-OANA, Class D,
1 mo. USD SOFR + 3.695%,
8.585%, due 04/15/37[2,3]	348,000	330,987
BX Commercial Mortgage Trust
Series 2021-VOLT, Class D,
1 mo. USD LIBOR + 1.650%,
6.598%, due 09/15/36[2,3]	385,000	364,277

PACE Strategic Fixed Income Investments
Portfolio of investments – April 30, 2023 (unaudited)

	Face amount[1]	Value
Mortgage-backed securities—(continued)
BX Trust
Series 2019-OC11, Class C,
3.856%, due 12/09/41[2]	121,000	$104,388
Series 2019-OC11, Class D,
4.076%, due 12/09/41[2,5]	231,000	195,605
Series 2022-CLS, Class B,
6.300%, due 10/13/27[2]	2,700,000	2,651,141
Series 2022-GPA, Class B,
1 mo. USD SOFR + 2.664%,
7.554%, due 10/15/39[2,3]	1,340,000	1,329,923
Series 2022-GPA, Class C,
1 mo. USD SOFR + 3.213%,
8.103%, due 10/15/39[2,3]	1,280,000	1,267,166
Chase Mortgage Finance Trust
Series 2007-S6, Class 2A1,
5.500%, due 12/25/22	478,892	208,261
Series 2005-S3, Class A10,
5.500%, due 11/25/35	809,921	614,430
CHL Mortgage Pass-Through Trust
Series 2005-HYB9, Class 5A1,
1 yr. USD LIBOR + 1.750%,
6.537%, due 02/20/36[3]	96,890	87,677
Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class XA,
1.453%, due 02/10/48[5]	2,706,523	44,941
Series 2017-P8, Class C,
4.401%, due 09/15/50[5]	68,000	58,150
Citigroup Mortgage Loan Trust, Inc.
Series 2005-4, Class A,
4.190%, due 08/25/35[5]	83,157	81,550
Series 2005-6, Class A3,
1 yr. CMT + 1.800%,
6.430%, due 09/25/35[3]	822	802
Series 2005-6, Class A2,
1 yr. CMT + 2.150%,
6.780%, due 09/25/35[3]	6,278	6,163
Series 2005-11, Class A1A,
1 yr. CMT + 2.400%,
6.980%, due 05/25/35[3]	21,207	20,384
COMM Mortgage Trust
Series 2014-LC15, Class XA,
1.209%, due 04/10/47[5]	7,315,345	38,210
Series 2014-UBS3, Class XA,
1.209%, due 06/10/47[5]	2,651,244	17,657
Countrywide Alternative Loan Trust
Series 2005-62, Class 2A1,
1 yr. MTA + 1.000%,
4.465%, due 12/25/35[3]	84,907	69,392
Series 2006-14CB, Class A1,
6.000%, due 06/25/36	1,202,712	681,395
Series 2006-41CB, Class 1A9,
6.000%, due 01/25/37	307,822	176,496

PACE Strategic Fixed Income Investments
Portfolio of investments – April 30, 2023 (unaudited)

	Face amount[1]	Value
Mortgage-backed securities—(continued)
Series 2003-J3, Class 2A1,
6.250%, due 12/25/33	8,472	$8,429
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D,
1 mo. USD LIBOR + 1.600%,
6.548%, due 05/15/36[2,3]	99,752	98,181
CSAIL Commercial Mortgage Trust
Series 2018-C14, Class C,
5.065%, due 11/15/51[5]	127,000	106,736
CSMC Trust
Series 2021-JR2, Class A1,
2.215%, due 11/25/61[2,5]	641,506	609,840
DSLA Mortgage Loan Trust
Series 2005-AR4, Class 2A1A,
1 mo. USD LIBOR + 0.520%,
5.471%, due 08/19/45[3]	103,579	86,934
FHLMC Multiclass Certificates
Series 2020-RR04, Class X,
2.126%, due 02/27/29[5]	3,460,000	307,958
FHLMC REMIC
Series 2764, Class LZ,
4.500%, due 03/15/34	232,380	228,128
Series 1534, Class Z,
5.000%, due 06/15/23	187	186
Series 2921, Class PG,
5.000%, due 01/15/35	548,328	553,461
Series 2400, Class FQ,
1 mo. USD LIBOR + 0.500%,
5.448%, due 01/15/32[3]	8,424	8,428
Series 2764, Class ZG,
5.500%, due 03/15/34	171,526	174,912
Series 2983, Class TZ,
6.000%, due 05/15/35	552,813	570,974
Series 3149, Class CZ,
6.000%, due 05/15/36	612,645	638,737
Series 1548, Class Z,
7.000%, due 07/15/23	163	163
FHLMC Structured Agency Credit Risk Debt Notes
Series 2021-DNA7, Class M2,
30 day USD SOFR Average +1.800%,
6.615%, due 11/25/41[2,3]	130,000	124,480
Series 2018-HQA1, Class M2,
1 mo. USD LIBOR + 2.300%,
7.320%, due 09/25/30[3]	544,549	548,501
Series 2022-DNA3, Class M1B,
30 day USD SOFR Average +2.900%,
7.715%, due 04/25/42[2,3]	210,000	209,475

PACE Strategic Fixed Income Investments
Portfolio of investments – April 30, 2023 (unaudited)

	Face amount[1]	Value
Mortgage-backed securities—(continued)
Series 2022-DNA4, Class M1B,
30 day USD SOFR Average +3.350%,
8.165%, due 05/25/42[2,3]	436,000	$442,540
Series 2022-DNA6, Class M1B,
30 day USD SOFR Average +3.700%,
8.515%, due 09/25/42[2,3]	362,000	373,530
Series 2022-DNA2, Class M2,
30 day USD SOFR Average +3.750%,
8.565%, due 02/25/42[2,3]	326,000	319,480
Series 2022-DNA5, Class M1B,
30 day USD SOFR Average +4.500%,
9.315%, due 06/25/42[2,3]	192,000	203,465
Series 2022-HQA1, Class M2,
30 day USD SOFR Average +5.250%,
10.065%, due 03/25/42[2,3]	383,000	386,826
FHLMC Structured Pass-Through Certificates
Series T-54, Class 2A,
6.500%, due 02/25/43	329,786	350,642
Series T-58, Class 2A,
6.500%, due 09/25/43	161,245	165,242
First Horizon Mortgage Pass-Through Trust
Series 2005-AR3, Class 2A1,
3.875%, due 08/25/35[5]	8,118	5,585
FIVE Mortgage Trust
Series 2023-V1, Class C,
6.619%, due 02/10/56[5]	96,000	93,091
FNMA
Series 2004-W8, Class 2A,
6.500%, due 06/25/44	190,720	196,284
FNMA Connecticut Avenue Securities
Series 2022-R01, Class 1M2,
30 day USD SOFR Average +1.900%,
6.715%, due 12/25/41[2,3]	343,000	332,185
Series 2017-C06, Class 1M2,
1 mo. USD LIBOR + 2.650%,
7.670%, due 02/25/30[3]	168,693	170,402
Series 2022-R07, Class 1M1,
30 day USD SOFR Average +2.950%,
7.774%, due 06/25/42[2,3]	163,080	165,827
Series 2017-C06, Class 2M2,
1 mo. USD LIBOR + 2.800%,
7.820%, due 02/25/30[3]	181,501	184,239

PACE Strategic Fixed Income Investments
Portfolio of investments – April 30, 2023 (unaudited)

	Face amount[1]	Value
Mortgage-backed securities—(continued)
Series 2022-R04, Class 1M2,
30 day USD SOFR Average +3.100%,
7.915%, due 03/25/42[2,3]	191,000	$192,910
Series 2022-R01, Class 1B1,
30 day USD SOFR Average +3.150%,
7.965%, due 12/25/41[2,3]	178,000	171,547
Series 2023-R02, Class 1M2,
30 day USD SOFR Average +3.350%,
8.174%, due 01/25/43[2,3]	144,000	144,130
Series 2022-R03, Class 1M2,
30 day USD SOFR Average +3.500%,
8.315%, due 03/25/42[2,3]	475,000	483,612
Series 2023-R01, Class 1M2,
30 day USD SOFR Average +3.750%,
8.574%, due 12/25/42[2,3]	227,000	230,902
Series 2022-R08, Class 1B1,
30 day USD SOFR Average +5.600%,
10.415%, due 07/25/42[2,3]	336,000	346,056
FNMA REMIC
Series 2006-65, Class GD,
6.000%, due 07/25/26	27,558	27,628
Series 2003-64, Class AH,
6.000%, due 07/25/33	677,879	704,257
Series 1999-W4, Class A9,
6.250%, due 02/25/29	68,161	69,428
Series 1993-160, Class ZB,
6.500%, due 09/25/23	147	146
Series 1993-60, Class Z,
7.000%, due 05/25/23	23	23
Series 1993-96, Class PZ,
7.000%, due 06/25/23	124	123
Series 1993-163, Class ZA,
7.000%, due 09/25/23	44	44
GNMA
Series 2018-38, Class WF,
1 mo. USD LIBOR + 0.300%,
2.682%, due 10/20/43[3]	721,723	690,201
Series 2017-182, Class FW,
1 mo. USD LIBOR + 0.350%,
2.703%, due 05/20/47[3]	243,748	227,261
Series 2015-H20, Class FB,
1 mo. USD LIBOR + 0.600%,
4.476%, due 08/20/65[3]	794,749	784,645
GS Mortgage Securities Trust
Series 2019-GC42, Class C,
3.817%, due 09/10/52[5]	122,000	96,174

PACE Strategic Fixed Income Investments
Portfolio of investments – April 30, 2023 (unaudited)

	Face amount[1]	Value
Mortgage-backed securities—(continued)
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1,
4.053%, due 09/25/35[5]	92,617	$86,444
Harborview Mortgage Loan Trust
Series 2005-4, Class 3A1,
3.378%, due 07/19/35[5]	115,430	83,694
Series 2004-11, Class 3A1A,
1 mo. USD LIBOR + 0.700%,
5.651%, due 01/19/35[3]	16,891	14,763
INTOWN Mortgage Trust
Series 2022-STAY, Class A,
1 mo. USD SOFR + 2.489%,
7.379%, due 08/15/39[2,3]	272,000	271,915
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2022-OPO, Class D,
3.565%, due 01/05/39[2,5]	284,000	207,575
JP Morgan Mortgage Trust
Series 2006-A4, Class 2A2,
3.679%, due 06/25/36[5]	144,885	105,728
Series 2005-A8, Class 1A1,
3.911%, due 11/25/35[5]	286,177	236,271
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2017-C33, Class C,
4.558%, due 05/15/50[5]	103,000	89,714
Morgan Stanley Capital I Trust
Series 2017-H1, Class C,
4.281%, due 06/15/50[5]	94,000	82,878
Series 2018-H4, Class C,
5.239%, due 12/15/51[5]	80,000	68,981
MTN Commercial Mortgage Trust
Series 2022-LPFL, Class A,
1 mo. USD SOFR + 1.397%,
6.286%, due 03/15/39[2,3]	2,650,000	2,600,160
NAAC Reperforming Loan REMIC Trust Certificates
Series 2004-R3, Class A1,
6.500%, due 02/25/35[2]	405,628	368,983
OAKST Commercial Mortgage Trust
Series 2023-NLP, Class A,
6.298%, due 03/15/40[2,5]	2,640,000	2,694,336
One Bryant Park Trust
Series 2019-OBP, Class A,
2.516%, due 09/15/54[2]	3,100,000	2,571,408
Onslow Bay Mortgage Loan Trust
Series 2021-NQM4, Class A1,
1.957%, due 10/25/61[2,5]	317,742	264,578
Reperforming Loan REMIC Trust
Series 2003-R4, Class 2A,
4.249%, due 01/25/34[2,5]	385,278	317,272

PACE Strategic Fixed Income Investments
Portfolio of investments – April 30, 2023 (unaudited)

	Face
	amount[1]	Value
Mortgage-backed securities—(continued)
Series 2006-R1, Class AF1,
1 mo. USD LIBOR + 0.340%,
5.360%, due 01/25/36[2,3]	334,880	$307,201
Residential Funding Mortgage Security I
Series 2004-S9, Class 1A23,
5.500%, due 12/25/34	163,387	151,869
SCOTT Trust
Series 2023-SFS, Class A,
5.910%, due 03/15/40[2]	1,125,000	1,145,458
Sequoia Mortgage Trust
Series 2007-3, Class 1A1,
1 mo. USD LIBOR + 0.400%,
5.353%, due 07/20/36[3]	53,261	45,271
SGR Residential Mortgage Trust
Series 2021-2, Class A1,
1.737%, due 12/25/61[2,5]	502,148	409,643
Starwood Mortgage Residential Trust
Series 2021-5, Class A1,
1.920%, due 09/25/66[2,5]	1,044,849	858,580
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-8, Class 3A,
4.965%, due 07/25/34[5]	150,427	141,809
Structured Asset Mortgage Investments II Trust
Series 2006-AR3, Class 11A1,
1 mo. USD LIBOR + 0.420%,
5.440%, due 04/25/36[3]	428,815	372,321
Structured Asset Mortgage Investments Trust
Series 2002-AR3, Class A1,
1 mo. USD LIBOR + 0.660%,
5.611%, due 09/19/32[3]	23,129	22,021
Taubman Centers Commercial Mortgage Trust
Series 2022-DPM, Class B,
1 mo. USD SOFR + 2.932%,
7.822%, due 05/15/37[2,3]	179,000	171,264
Series 2022-DPM, Class C,
1 mo. USD SOFR + 3.777%,
8.667%, due 05/15/37[2,3]	150,000	142,864
Thornburg Mortgage Securities Trust
Series 2007-4, Class 2A1,
3.118%, due 09/25/37[5]	185,765	179,057
Towd Point Mortgage Trust
Series 2022-4, Class A1,
3.750%, due 09/25/62[2]	257,939	242,603
Verus Securitization Trust
Series 2021-6, Class A1,
1.630%, due 10/25/66[2,5]	976,570	815,499

PACE Strategic Fixed Income Investments
Portfolio of investments – April 30, 2023 (unaudited)

	Face amount[1]	Value
Mortgage-backed securities—(continued)
Series 2021-6, Class A3,
1.887%, due 10/25/66[2,5]	251,359	$208,912
Series 2022-4, Class A3,
4.740%, due 04/25/67[2,5]	127,166	120,549
WaMu Mortgage Pass-Through Certificates
Series 2006-AR2, Class 2A1,
3.646%, due 03/25/36[5]	342,577	298,436
Series 2006-AR9, Class 1A,
1 yr. MTA + 1.000%,
4.465%, due 08/25/46[3]	249,344	229,453
Series 2002-AR6, Class A,
1 yr. MTA + 1.400%,
4.865%, due 06/25/42[3]	5,211	4,713
Series 2005-AR13, Class A1A1,
1 mo. USD LIBOR + 0.580%,
5.600%, due 10/25/45[3]	204,729	190,169
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS4, Class C,
4.842%, due 12/15/48[5]	54,000	49,223
WFRBS Commercial Mortgage Trust
Series 2014-C22, Class XA,
0.929%, due 09/15/57[5]	5,357,097	38,610
Series 2014-LC14, Class XA,
1.408%, due 03/15/47[5]	2,409,883	11,010
WMRK Commercial Mortgage Trust
Series 2022-WMRK, Class C,
1 mo. USD SOFR + 4.083%,
8.973%, due 11/15/27[2,3]	3,100,000	3,076,673
Total mortgage-backed securities
(cost—$42,765,877)		40,883,229

Municipal bonds—0.3%
California: 0.0%†
State of California, Build America Bonds, GO Bonds
7.625%, due 03/01/40	35,000	45,631

Illinois: 0.3%
Sales Tax Securitization Corp. Second Lien, Refunding, Revenue Bonds,
Series B,
3.057%, due 01/01/34	1,400,000	1,177,479

Texas: 0.0%†
Texas Natural Gas Securitization Finance Corp., Revenue Bonds
5.102%, due 04/01/35	100,000	104,982
Total municipal bonds
(cost—$1,382,255)		1,328,092

PACE Strategic Fixed Income Investments
Portfolio of investments – April 30, 2023 (unaudited)

	Face
	amount[1]	Value
U.S. government agency obligations: 4.5%
FHLMC
4.000%, due 09/01/52	242,139	$231,259
4.000%, due 10/01/52	218,285	208,477
4.000%, due 01/01/53	294,011	280,800
4.500%, due 08/01/52	260,207	254,332
4.500%, due 10/01/52	475,206	464,309
5.000%, due 05/01/53	250,000	248,394
5.500%, due 04/01/53	223,333	225,089
7.645%, due 05/01/25	302,699	305,040
FHLMC ARM
1 yr. USD LIBOR + 1.815%
4.815%, due 03/01/36[3]	535	523
FNMA
4.000%, due 06/01/52	259,708	248,226
4.500%, due 08/01/52	238,123	232,608
5.000%, due 10/01/52	291,239	289,702
5.000%, due 02/01/52	494,775	492,192
5.000%, due 03/01/53	421,209	418,654
5.188%, due 11/01/34[5]	1,242,290	1,238,430
5.500%, due 01/01/53	244,998	246,958
5.500%, due 02/01/53	244,460	246,388
FNMA ARM
1 yr. CMT + 2.104%,
3.305%, due 05/01/30[3]	16,897	16,408
6 mo. USD LIBOR + 1.538%,
3.663%, due 01/01/36[3]	2,642	2,612
1 yr. USD LIBOR + 1.420%,
3.795%, due 03/01/36[3]	8,171	7,963
1 yr. CMT + 2.229%,
3.842%, due 04/01/27[3]	3,903	3,868
1 yr. USD LIBOR + 1.603%,
3.978%, due 12/01/35[3]	13,218	12,985
1 yr. USD LIBOR + 1.780%,
4.030%, due 11/01/35[3]	3,374	3,337
1 yr. USD LIBOR + 1.942%,
4.192%, due 09/01/35[3]	69	69
1 yr. USD LIBOR + 1.838%,
4.212%, due 03/01/36[3]	14,865	14,666
1 yr. USD LIBOR + 1.912%,
4.287%, due 02/01/36[3]	14,874	14,690
1 yr. USD LIBOR + 1.815%,
4.323%, due 03/01/36[3]	15,744	15,492
1 yr. CMT + 2.405%,
4.655%, due 05/01/27[3]	707	698
FNMA ARM COFI
3.250%, due 11/01/26[5,6,15]	4,840	4,442
GNMA II
5.000%, due 12/20/49	49,761	50,272
GNMA II ARM
1 yr. CMT + 1.500%,
2.625%, due 07/20/25[3]	519	505

PACE Strategic Fixed Income Investments
Portfolio of investments – April 30, 2023 (unaudited)

	Face amount[1]	Value
U.S. government agency obligations—(continued)
1 yr. CMT + 1.500%,
2.625%, due 01/20/26[3]	860	$843
1 yr. CMT + 1.500%,
2.750%, due 11/20/23[3]	88	87
1 yr. CMT + 1.500%,
2.875%, due 05/20/26[3]	2,093	2,044
UMBS TBA
3.500%	2,600,000	2,418,673
4.000%	1,775,000	1,695,997
4.000%	1,100,000	1,051,974
4.500%	5,975,000	5,839,596
4.500%
5.000%	2,350,000	2,335,886
5.500%	2,400,000	2,419,680
5.500%	345,000	347,853
Total U.S. government agency obligations
(cost—$22,039,728)		21,892,021

U.S. Treasury obligations: 16.5%
U.S. Treasury Bonds
1.375% due 08/15/50	400,000	240,641
1.625% due 11/15/50	2,000,000	1,285,391
1.875% due 02/15/51	505,000	345,590
1.875% due 11/15/51	370,000	252,091
2.250% due 08/15/49	100,000	75,293
2.375% due 02/15/42	600,000	484,242
2.750% due 08/15/42	1,860,000	1,590,809
2.875% due 08/15/45	500,000	427,422
2.875% due 05/15/49	200,000	171,367
2.875% due 05/15/52	320,000	273,825
3.000% due 11/15/44	500,000	438,438
3.000% due 05/15/47	155,000	135,104
3.000% due 02/15/49	200,000	175,289
3.000% due 08/15/52	4,260,000	3,742,144
3.125% due 08/15/44	230,000	206,155
3.250% due 05/15/42	11,200,000	10,370,937
3.625% due 02/15/53	15,600,000	15,468,375
3.875% due 02/15/43	300,000	303,188
4.000% due 11/15/42	550,000	566,500
4.000% due 11/15/52	110,000	116,789
4.375% due 02/15/38	230,000	253,180
4.500% due 05/15/38	420,000	468,087
4.500% due 08/15/39	300,000	334,805
U.S. Treasury Inflation Indexed Bonds (TIPS)
0.125% due 02/15/51	115,530	78,917
0.125% due 02/15/52	551,055	375,638
1.000% due 02/15/49	119,532	104,950
1.625% due 10/15/27	4,427,057	4,498,218
U.S. Treasury Inflation Indexed Notes (TIPS)
0.125% due 07/15/31	673,344	616,434
0.125% due 01/15/32	325,521	295,902

PACE Strategic Fixed Income Investments
Portfolio of investments – April 30, 2023 (unaudited)

	Face
	amount[1]	Value
U.S. Treasury obligations—(continued)
0.625% due 01/15/24	773,454	$762,668
0.625% due 07/15/32	2,013,522	1,911,470
U.S. Treasury Notes
0.500% due 08/31/27	7,800,000	6,846,328
0.875% due 06/30/26	1,990,000	1,824,581
1.250% due 03/31/28	1,975,000	1,773,334
1.625% due 05/15/31	1,485,000	1,301,695
2.625% due 07/31/29	9,300,000	8,837,543
3.000% due 07/31/24	10,000,000	9,808,984
4.250% due 12/31/24	2,700,000	2,698,734
Total U.S. Treasury obligations (cost—$79,922,870)		79,461,058

	Number of shares
Common stocks: 0.5%
Mortgage real estate investment: 0.5%
Ellington Financial, Inc.[5,10] (cost—$3,025,000)	121,000	2,655,950

Exchange traded funds: 0.3%
Invesco Senior Loan ETF[7] (cost—$1,676,021)	73,013	1,524,511

Short-term investments—2.6%
Investment companies: 2.2%
State Street Institutional U.S. Government Money Market Fund, 4.756%[16] (cost $10,775,630)	10,775,630	10,775,630

Short-term U.S. Treasury obligations—0.4%
U.S. Treasury Bills
4.921% due 10/05/23[16]	325,000	318,168
4.972% due 10/12/23[16]	1,700,000	1,662,527
Total short-term U.S. Treasury obligations (cost—$1,981,324)		1,980,695
Total Short-term investments (cost—$12,756,954)		12,756,325

Investment of cash collateral from securities loaned—3.9%
Money market funds: 3.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.790%[16] (cost—$18,829,486)	18,829,486	18,829,486

PACE Strategic Fixed Income Investments
Portfolio of investments – April 30, 2023 (unaudited)

	Number of contracts	Notional amount	Value
Swaptions Purchased: 0.0†%
Put interest rate swaptions: 0.0%†
1 Year USD SOFR Interest Rate Swap, strike @ 3.750% expires 09/11/23 (Counterparty: MSCI; pay floating rate); underlying swap terminates 09/13/24	5,900,000	$5,900,000	$40,832
1 Year USD SOFR Interest Rate Swap, strike @ 3.750% expires 09/12/23 (Counterparty: BOA; pay floating rate); underlying swap terminates 09/14/24	3,100,000	3,100,000	21,414
10 Year USD SOFR Interest Rate Swap, strike @ 3.850% expires 03/04/24 (Counterparty: BOA; pay floating rate); underlying swap terminates 03/04/34	200,000	200,000	2,009
10 Year USD SOFR Interest Rate Swap, strike @ 4.200% expires 09/06/23 (Counterparty: GS; pay floating rate); underlying swap terminates 09/08/33	300,000	300,000	458

Total put interest rate swaptions			64,713
Total swaptions purchased (cost—$77,432)			64,713
Total investments (cost—$541,457,038)[17]—109.1%			525,455,435
Liabilities in excess of other assets—(9.1)%			(43,978,188)
Net assets—100.0%			$481,477,247

PACE Strategic Fixed Income Investments
Portfolio of investments – April 30, 2023 (unaudited)

Equity Options written

Notional amount (000)		Number of contracts	Call options	Counterparty	Expiration date	Premiums received	Current Value	Unrealized appreciation (depreciation)
USD	(232)	(2,000)	Call CBOT 10 Year U.S. Treasury Notes, strike @ 116.00	GS	05/26/23	$903	$(1,469)	$(566)

Equity Options written

Notional amount (000)		Number of contracts	Put options	Counterparty	Expiration date	Premiums received	Current Value	Unrealized appreciation (depreciation)
USD	(224)	(2,000)	Put CBOT 10 Year U.S. Treasury Notes, strike @ 112.00	GS	05/26/23	$624	$(219)	$405
Total options written						$1,527	$(1,688)	$(161)

Swaptions written

Notional amount (000)		Number of contracts	Call swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
EUR	300	300,000	10 Year USD Interest Rate Swap, strike @ 2.067%, terminates 06/13/33	GS	Pay	06/09/23	$3,527	$(81)	$3,446
USD	200	200,000	10 Year USD SOFR Interest Rate Swap, strike @ 2.950%, terminates 05/08/33	GS	Pay	05/04/23	1,043	(153)	890
USD	200	200,000	10 Year USD SOFR Interest Rate Swap, strike @ 2.700%, terminates 05/16/33	DB	Pay	05/12/23	1,331	(100)	1,231
USD	100	100,000	Secured Overnight Financing Rate 2.750%, terminates 05/08/23	BNP	Pay	05/08/23	548	(15)	533
Total Call interest rate swaptions							$6,449	$(349)	$6,100

PACE Strategic Fixed Income Investments
Portfolio of investments – April 30, 2023 (unaudited)

Swaptions written

Notional amount (000)		Number of contracts	Put swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
EUR	300	300,000	10 Year EURO Index Interest Rate Swap, strike @ 3.140%, terminates 06/13/33	GS	Pay	06/09/23	$4,136	$(2,281)	$1,855
USD	5,900	5,900,000	1 Year USD SOFR Interest Rate Swap, strike @ 4.715%, terminates 09/13/24	MSCI	Pay	09/11/23	16,520	(11,282)	5,238
USD	5,900	5,900,000	1 Year USD SOFR Interest Rate Swap, strike @ 4.233%, terminates 09/13/24	MSCI	Pay	09/11/23	28,320	(23,421)	4,899
USD	3,100	3,100,000	1 Year USD SOFR Interest Rate Swap, strike @ 4.750%, terminates 09/14/24	BOA	Pay	09/12/23	9,300	(5,568)	3,732
USD	3,100	3,100,000	1 Year USD SOFR Interest Rate Swap, strike @ 4.250%, terminates 09/14/24	BOA	Pay	09/12/23	15,500	(11,994)	3,506
USD	1,700	1,700,000	1 Year USD SOFR Interest Rate Swap, strike @ 5.100%, terminates 03/04/25	BOA	Pay	03/04/24	4,909	(1,503)	3,406
USD	200	200,000	10 Year USD SOFR Interest Rate Swap, strike @ 3.450%, terminates 05/08/33	GS	Pay	05/04/23	1,042	(33)	1,009
USD	200	200,000	10 Year USD SOFR Interest Rate Swap, strike @ 3.200%, terminates 05/16/33	DB	Pay	05/12/23	1,330	(1,209)	121
USD	100	100,000	Secured Overnight Financing Rate 3.250%, terminates 05/08/23	BNP	Pay	05/08/23	547	(266)	281
Total Put interest rate swaptions							$81,604	$(57,557)	$24,047
Total swaptions written							$88,053	$(57,906)	$30,147

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)

U.S. Treasury futures buy contracts
92	USD	U.S. Long Bond Futures	June 2023	$11,560,240	$12,112,375	$552,135
29	USD	U.S. Treasury Note 10 Year Futures	June 2023	3,290,570	3,340,890	50,320

PACE Strategic Fixed Income Investments
Portfolio of investments – April 30, 2023 (unaudited)

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
91	USD	U.S. Treasury Note 2 Year Futures	June 2023	$18,581,921	$18,760,930	$179,009
36	USD	U.S. Treasury Note 5 Year Futures	June 2023	3,861,329	3,950,719	89,390
235	USD	Ultra U.S. Treasury Bond Futures	June 2023	32,157,368	33,230,469	1,073,101
25	USD	Ultra U.S. Treasury Note 10 Year Futures	June 2023	2,932,867	3,036,328	103,461
Total				$72,384,295	$74,431,711	$2,047,416
U.S. Treasury futures sell contracts
36	USD	U.S. Long Bond Futures	June 2023	$(4,666,545)	$(4,739,625)	$(73,080)
8	USD	U.S. Treasury Note 10 Year Futures	June 2023	(919,014)	(921,625)	(2,611)
286	USD	U.S. Treasury Note 5 Year Futures	June 2023	(30,701,821)	(31,386,266)	(684,445)
48	USD	U.S. Treasury Ultra Bond Futures	June 2023	(6,538,864)	(6,787,500)	(248,636)
41	USD	Ultra U.S. Treasury Note 10 Year Futures	June 2023	(4,789,069)	(4,979,578)	(190,509)
Total				$(47,615,313)	$(48,814,594)	$(2,047,417)
Net unrealized appreciation (depreciation)						$848,135

Centrally cleared credit default swap agreements on credit indices—sell protection19

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio[18]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
CDX.NA.HY.S40	USD	3,920	06/20/28	Quarterly	5.000%	$(45,497)	$55,061	$9,564
CDX.EM.S39	USD	950	06/20/28	Quarterly	1.000	56,072	(56,310)	(238)
CDX.NA.IG.S40	USD	5,100	06/20/28	Quarterly	1.000	(40,414)	57,424	17,010
Total						$(29,839)	$56,175	$26,336

Centrally cleared credit default swap agreements on corporate issues—sell protection19

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[18]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
Verizon Communications, Inc.	USD	300	06/20/27	Quarterly	1.000%	$561	$1,428	$1,989
Barclays Bank PLC	EUR	100	12/20/23	Quarterly	1.000	(73)	190	117
Banco do Brasil SA	USD	100	12/20/24	Quarterly	1.000	2,018	(659)	1,359
Verizon Communications, Inc.	USD	200	06/20/28	Quarterly	1.000	273	(52)	221
Total						$2,779	$907	$3,686

PACE Strategic Fixed Income Investments
Portfolio of investments – April 30, 2023 (unaudited)

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the portfolio[18]	Payments received by the portfolio[18]	Value	Unrealized appreciation (depreciation)
BRL	700	01/04/27	At Maturity	BRL-CDI	12.417%	$(2,199)	$(2,199)
EUR	200	03/09/33	Annual	2.547%	6Month EURIBOR	(8,444)	(8,444)
USD	300	06/15/32	Annual	12 Month SOFR	1.750	37,375	(4,860)
USD	1,200	06/21/33	Annual	12 Month SOFR	3	14,220	(7,854)
Total						$40,952	$(23,357)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BB	MYR	2,596,159	USD	582,177	06/21/23	$(1,777)
BNP	EUR	1,267,000	USD	1,401,858	06/02/23	3,337
BNP	IDR	2,937,677,570	USD	198,000	06/21/23	(2,013)
BNP	IDR	66,474,267	USD	4,327	06/28/23	(198)
BNP	MXN	442,230	USD	23,176	06/21/23	(1,174)
BNP	TWD	8,830,761	USD	289,495	06/21/23	658
BNP	USD	978,174	CNH	6,775,417	05/10/23	314
BNP	USD	1,399,402	EUR	1,267,000	05/02/23	(3,294)
BNP	USD	71,892	IDR	1,077,718,594	06/21/23	1,485
BNP	USD	95,000	TWD	2,904,416	06/20/23	(67)
BOA	PEN	4,072,393	USD	1,090,946	05/02/23	(7,830)
BOA	USD	897,676	AUD	1,298,000	05/16/23	(38,287)
BOA	USD	17,254	CLP	14,231,479	06/22/23	259
BOA	USD	1,266,977	GBP	1,013,000	05/02/23	6,111
BOA	USD	1,078,123	PEN	4,072,393	05/02/23	20,653
BOA	USD	502,687	PEN	1,927,957	05/10/23	17,265
CITI	IDR	4,363,402,800	USD	294,000	06/21/23	(3,084)
CITI	PEN	4,072,393	USD	1,084,756	05/02/23	(14,019)
CITI	PEN	1,927,957	USD	513,301	05/10/23	(6,652)
CITI	PEN	989,724	USD	249,426	05/15/23	(17,405)
CITI	PEN	3,618,408	USD	937,491	06/21/23	(35,771)
CITI	PEN	3,140,028	USD	808,161	07/03/23	(35,831)
CITI	PEN	1,471,183	USD	376,618	08/14/23	(17,947)
CITI	TWD	5,165	USD	169	06/21/23	0
CITI	USD	37,173	IDR	557,439,245	06/21/23	781
CITI	USD	732,869	JPY	96,600,000	05/16/23	(22,358)
CITI	USD	1,090,946	PEN	4,072,393	05/02/23	7,830
CITI	USD	263,365	PEN	989,724	05/15/23	3,467
CITI	USD	1,081,444	PEN	4,072,393	06/21/23	20,387
CITI	USD	350,465	THB	12,000,801	05/19/23	1,518
CITI	USD	183,000	TWD	5,594,127	06/20/23	(121)
DB	EUR	1,267,000	USD	1,373,347	05/02/23	(22,761)

PACE Strategic Fixed Income Investments
Portfolio of investments – April 30, 2023 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
GS	USD	277	EUR	252	07/20/23	$1
GS	USD	260,730	IDR	3,900,000,000	07/20/23	4,636
GSI	TWD	6,227,224	USD	204,260	06/20/23	603
HSBC	CNH	6,783,412	USD	1,010,790	05/10/23	31,148
HSBC	GBP	1,665,000	USD	2,058,064	05/02/23	(34,425)
HSBC	USD	396,339	IDR	6,039,412,615	06/21/23	14,857
HSBC	USD	134,173	THB	4,527,735	05/19/23	(1,375)
JPMCB	CNH	45,000	USD	6,549	05/18/23	46
Net unrealized appreciation (depreciation)						$(131,033)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Asset-backed securities	$—	$64,049,069	$2,170,000	$66,219,069
Corporate bonds	—	260,315,512	—	260,315,512
Loan assignment	—	16,334,038	—	16,334,038
Mortgage-backed securities	—	40,883,229	—	40,883,229
Municipal bonds	—	1,328,092	—	1,328,092
Non-U.S. government agency obligations	—	3,191,431	—	3,191,431
U.S. government agency obligations	—	21,887,579	4,442	21,892,021
U.S. Treasury obligations	—	79,461,058	—	79,461,058
Common stocks	2,655,950	—	—	2,655,950
Exchange traded funds	1,524,511	—	—	1,524,511
Short-term investments	—	12,756,325	—	12,756,325
Investment of cash collateral from securities loaned	—	18,829,486	—	18,829,486
Swaptions Purchased	—	64,713	—	64,713
Futures contracts	2,047,417	—	—	2,047,417
Swap agreements	—	165,698	—	165,698
Forward foreign currency contracts	—	34,062	—	34,062
Total	$6,227,878	$519,300,292	$2,174,442	$527,702,612

Liabilities
Options written	$(1,688)	$—	$—	$(1,688)

Swaptions written	—	(57,906)	—	(57,906)

Futures contracts	(1,199,281)	—	—	(1,199,281)
Swap agreements	—	(67,664)	—	(67,664)

PACE Strategic Fixed Income Investments
Portfolio of investments – April 30, 2023 (unaudited)

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Forward foreign currency contracts	$—	$(165,095)	$—	$(165,095)
Total	$(1,200,969)	$(290,665)	$—	$(1,491,634)

At April 30, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
1	In U.S. dollars unless otherwise indicated.
2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $184,963,633, represented 38.4% of the Portfolios net assets at period end.
3	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.
4	Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.
5	Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
6	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.
7	Security, or portion thereof, was on loan at the period end.
8	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
9	Payment–in–kind security for which interest may be paid in cash or additional principal, at the discretion of the issuer.
10	Perpetual investment. Date shown reflects the next call date.
11	Bond interest in default.
12	Zero coupon bond.
13	All or a portion of the loan commitment is unfunded.
14	Position is unsettled. Contract rate was not determined at April 30, 2023 and does not take effect until settlement.
15	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.
16	Rates shown reflect yield at April 30, 2023.
17	Includes $19,981,564 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $18,829,486 and non-cash collateral of $1,546,763.
18	Payments made or received are based on the notional amount.
19	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

PACE Municipal Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face amount	Value
Municipal bonds—98.7%
Alabama: 2.7%
Black Belt Energy Gas District, Revenue Bonds,
Series A-1,
4.000%, due 10/01/49[1]	$2,000,000	$2,003,446
Lower Alabama Gas District Gas, Revenue Bonds,
Series A,
5.000%, due 09/01/31	1,500,000	1,547,379
Lower Alabama Gas District, Gas Project, Revenue Bonds
4.000%, due 12/01/50[1]	2,500,000	2,499,661
		6,050,486
Alaska: 0.7%
City of Anchorage AK Wastewater, Refunding, Revenue Bonds,
Series B,
5.000%, due 05/01/31	1,395,000	1,513,287

Arizona: 2.2%
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC Obligated Group, Revenue Bonds,
Series A,
4.000%, due 11/01/35	2,000,000	1,995,802
Arizona Industrial Development Authority, Revenue Bonds,
Series 2019-2,
3.625%, due 05/20/33	937,824	876,775
City of Phoenix Civic Improvement Corp., City of Phoenix AZ Airport, Revenue Bonds, AMT,
Series B,
5.000%, due 07/01/30	1,000,000	1,093,269
Salt Verde Financial Corp., Revenue Bonds
5.000%, due 12/01/32	1,000,000	1,062,693
		5,028,539
Arkansas: 0.6%
City of Fort Smith AR Water & Sewer, Refunding, Revenue Bonds
5.000%, due 10/01/34	1,320,000	1,438,048

California: 3.0%
California Housing Finance, Revenue Bonds,
Series 2021-1,
3.500%, due 11/20/35	1,453,953	1,376,722
California State, GO Bonds
5.000%, due 10/01/30	1,000,000	1,129,926

PACE Municipal Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face amount	Value
Municipal bonds—(continued)
California—(continued)
California State, Refunding, GO Bonds
5.000%, due 04/01/33	$2,710,000	$3,084,396
State of California, GO Bonds
5.000%, due 04/01/35	1,000,000	1,120,654
		6,711,698
Colorado: 2.4%
Colorado Health Facilities Authority, Refunding, Revenue Bonds,
Series B,
5.000%, due 11/15/49[1]	1,500,000	1,600,641
Colorado Health Facilities Authority, Sisters of Charity of Leavenworth Health System, Inc., Refunding, Revenue Bonds,
Series A,
5.000%, due 01/01/30	1,500,000	1,718,489
Denver City & County Airport, Revenue Bonds, AMT,
Series A,
5.500%, due 11/15/26	1,000,000	1,009,112
University of Colorado, Refunding, Revenue Bonds,
Series A-2,
5.000%, due 06/01/30	1,000,000	1,118,381
		5,446,623
Connecticut: 2.7%
Connecticut State Special Tax, Revenue Bonds,
Series B,
5.000%, due 10/01/30	2,000,000	2,249,046
State of Connecticut Special Tax Revenue, Revenue Bonds
Series A,
4.000%, due 05/01/36	1,000,000	1,048,555
Series A,
4.000%, due 05/01/39	2,650,000	2,680,433
		5,978,034
District of Columbia: 1.9%
District of Columbia, Income Tax Revenue, Revenue Bonds,
Series A,
5.000%, due 07/01/41	1,500,000	1,687,810
Metropolitan Washington Airports Authority, Refunding, Revenue Bonds, AMT,
Series A,
5.000%, due 10/01/28	2,500,000	2,667,771
		4,355,581

PACE Municipal Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face amount	Value
Municipal bonds—(continued)
Florida: 4.3%
Central Florida Expressway Authority Senior Lien, Revenue Bonds, AGM,
Series D,
5.000%, due 07/01/35	$1,500,000	$1,736,758
Citizens Property Insurance Corp., Revenue Bonds,
Series A1,
5.000%, due 06/01/25	3,250,000	3,335,059
County of Polk FL Utility System, Refunding, Revenue Bonds
5.000%, due 10/01/35	625,000	721,941
JEA Electric System, Refunding, Revenue Bonds,
Series 3A,
5.000%, due 10/01/34	1,630,000	1,847,617
Orange County Convention Center/Orlando, Refunding, Revenue Bonds,
Series B,
5.000%, due 10/01/30	1,885,000	2,021,350
		9,662,725
Georgia: 5.2%
City of Atlanta GA Water & Wastewater Revenue, Refunding, Revenue Bonds,
Series A,
5.000%, due 11/01/31	2,465,000	2,721,011
Fulton County Development Authority of Georgia, Piedmont Healthcare, Inc., Refunding, Revenue Bonds,
Series A,
5.000%, due 07/01/27	1,500,000	1,593,469
Fulton County Development Authority of Georgia, WellStar Health System, Revenue Bonds,
Series A,
5.000%, due 04/01/36	1,000,000	1,046,776
Georgia Ports Authority, Revenue Bonds
5.000%, due 07/01/41	1,500,000	1,691,588
Main Street Natural Gas, Inc., Revenue Bonds
Series A,
5.500%, due 09/15/28	1,500,000	1,605,171
Series B,
3.998%, due 04/01/48[1]	1,000,000	1,000,589

PACE Municipal Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face amount	Value
Municipal bonds—(continued)
Georgia—(continued)
Municipal Electric Authority of Georgia, Plant Vogtle Unis 3&4 Project, Revenue Bonds,
Series A,
5.000%, due 01/01/33	$1,000,000	$1,083,050
Savannah Economic Development Authority, International Paper Company, Refunding, Revenue Bonds,
Series B,
1.900%, due 08/01/24	1,000,000	960,314
		11,701,968
Hawaii: 0.5%
Hawaii Airports System, Revenue Bonds, AMT,
Series A,
5.000%, due 07/01/29	1,000,000	1,079,295

Illinois: 8.1%
Chicago O'Hare International Airport Senior Lien, Refunding, Revenue Bonds,
Series B,
5.000%, due 01/01/35	1,000,000	1,047,474
Chicago O'Hare International Airport, Refunding, Revenue Bonds, AMT,
Series A,
5.000%, due 01/01/29	2,500,000	2,552,430
Chicago Waterworks Second Lien, Refunding, Revenue Bonds, AGM,
Series 2017-2,
5.000%, due 11/01/31	1,000,000	1,077,816
Chicago Waterworks Senior Lien, Revenue Bonds,
Series A-1,
5.000%, due 11/01/29	1,920,000	2,007,285
Illinois County of Cook Sales Tax, Refunding, Revenue Bonds
5.000%, due 11/15/35	2,500,000	2,669,208
Illinois Municipal Electric Agency, Refunding, Revenue Bonds,
Series A,
5.000%, due 02/01/32	2,500,000	2,586,563
Illinois Sports Facilities Authority, Refunding, Revenue Bond, BAM
5.000%, due 06/15/28	1,000,000	1,054,419
Regional Transportation Authority, Refunding, Revenue Bonds, AGM
6.000%, due 06/01/25	1,000,000	1,032,941

PACE Municipal Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face amount	Value
Municipal bonds—(continued)
Illinois—(continued)
Regional Transportation Authority, Revenue Bonds
6.500%, due 07/01/30	$1,000,000	$1,198,231
Sales Tax Securitization Corp. Second Lien, Refunding, Revenue Bonds,
Series A,
5.000%, due 01/01/36	1,770,000	1,913,764
University of Illinois, Auxiliary Facilities System, Revenue Bonds,
Series A,
5.000%, due 04/01/30	1,000,000	1,008,212
		18,148,343

Indiana: 5.5%
Indiana Finance Authority First Lien, CWA Authority, Inc., Refunding, Revenue Bonds,
Series S,
4.000%, due 10/01/36	2,020,000	2,064,294
Indiana Finance Authority, Indiana University Health, Inc., Revenue Bonds,
Series B,
2.250%, due 12/01/58[1]	5,250,000	5,154,993
Indiana Finance Authority, Marion County Capital Improvement Board, Refunding, Revenue Bonds,
Series A,
5.250%, due 02/01/35	1,000,000	1,034,284
Richmond Hospital Authority, Reid Hospital & Health Care Services, Inc., Refunding, Revenue Bonds,
Series A,
5.000%, due 01/01/30	2,055,000	2,106,174
Whiting City, BP Products North America, Inc., Revenue Bonds, AMT
5.000%, due 11/01/47[1]	1,840,000	1,868,891
		12,228,636
Iowa: 0.2%
Iowa Tobacco Settlement Authority, Refunding, Revenue Bonds,
Series A-2,
5.000%, due 06/01/33	500,000	551,638

Kentucky: 2.7%
Kentucky Public Energy Authority, Gas Supply, Revenue Bonds,
Series B,
4.000%, due 01/01/49[1]	3,750,000	3,759,144

PACE Municipal Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face amount	Value
Municipal bonds—(continued)
Kentucky—(continued)
Kentucky Public Energy Authority, Revenue Bonds
Series A,
4.000%, due 04/01/48[1]	$1,250,000	$1,251,110
Series A,
4.000%, due 12/01/50[1]	1,000,000	1,002,433
		6,012,687
Louisiana: 2.0%
Jefferson Sales Tax District, Revenue Bonds, AGM,
Series B,
4.000%, due 12/01/32	1,895,000	2,005,104
New Orleans Aviation Board Louis Armstrong New Orleans International Airport, Revenue Bonds, AMT, AGM,
Series B,
5.000%, due 01/01/28	1,500,000	1,533,485
Parish of St John the Baptist LA, Marathon Oil Corp, Refunding, Revenue Bonds,
Series A-2,
2.200%, due 06/01/37[1]	1,000,000	940,446
		4,479,035
Maryland: 0.8%
Maryland State Transportation Authority Passenger Facility Charge Revenue, Baltimore/Washington International, Revenue Bonds, AMT
5.000%, due 06/01/24	1,700,000	1,718,903

Massachusetts: 1.0%
Commonwealth of Massachusetts, GO Bonds,
Series D,
4.000%, due 05/01/34	2,000,000	2,131,749

Michigan: 3.2%
Great Lakes Water Authority Water Supply System Second Lien, Refunding, Revenue Bonds,
Series D,
5.000%, due 07/01/26	1,100,000	1,166,159
Michigan Finance Authority Prerefunded, Revenue Bonds
5.000%, due 08/01/33	50,000	51,061

PACE Municipal Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face amount	Value
Municipal bonds—(continued)
Michigan—(continued)
Michigan Finance Authority Senior Lien, Great Lakes Water Authority Sewage Disposal System Revenue, Revenue Bonds, AGM,
Series C-3,
5.000%, due 07/01/30	$1,500,000	$1,520,901
Michigan State Strategic Fund Improvement Project, State of Michigan Department of Transportation, Revenue Bonds, AMT,
Series P3,
5.000%, due 06/30/32	3,300,000	3,465,511
Saginaw Hospital Finance Authority, Covenant Healthcare System, Refunding, Revenue Bonds,
Series J,
5.000%, due 07/01/28	1,000,000	1,076,806
		7,280,438
Missouri: 1.4%
Missouri State Health & Educational Facilities Authority, Coxhealth, Refunding, Revenue Bonds,
Series A,
5.000%, due 11/15/34	2,000,000	2,069,595
Missouri State Health & Educational Facilities Authority, Saint Luke's Health System, Refunding, Revenue Bonds
5.000%, due 11/15/28	1,000,000	1,056,917
		3,126,512
Nebraska: 0.6%
Nebraska Public Power District, Refunding, Revenue Bonds,
Series A,
5.000%, due 01/01/31	1,300,000	1,433,468

Nevada: 0.2%
City of Reno Reno First Lien, County of Washoe NV Sales Tax Revenue, Refunding, Revenue Bonds,
Series A,
5.000%, due 06/01/33	500,000	542,981

New Jersey: 6.1%
New Jersey Economic Development Authority, Revenue Bonds,
Series RRR,
5.000%, due 03/01/28	1,000,000	1,087,426

PACE Municipal Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face amount	Value
Municipal bonds—(continued)
New Jersey—(continued)
New Jersey Economic Development Authority, State of New Jersey Department of the Treasury, Refunding, Revenue Bonds,
Series XX,
5.000%, due 06/15/26	$1,600,000	$1,673,609
New Jersey Health Care Facilities Financing Authority, Valley Health System, Revenue Bonds
5.000%, due 07/01/33	1,000,000	1,110,878
New Jersey Transportation Trust Fund Authority, Transportation Program Notes, Revenue Bonds,
Series S,
5.000%, due 06/15/30	1,000,000	1,099,770
Tobacco Settlement Financing Corp., Refunding, Revenue Bonds,
Series A,
5.000%, due 06/01/34	8,000,000	8,623,647
		13,595,330
New Mexico: 1.0%
New Mexico Educational Assistance Foundation, Refunding, Revenue Bonds,
Series 1A,
5.000%, due 09/01/28	2,000,000	2,159,170

New York: 6.6%
City Of New York NY, GO Bonds,
Series B, Subseries B-1,
5.250%, due 10/01/41	1,180,000	1,354,787
New York City Refunding, GO Bonds,
Series A-1,
5.000%, due 08/01/32	1,270,000	1,479,035
New York City, GO Bonds,
Series A,
5.000%, due 04/01/32	1,000,000	1,168,470
New York State Dormitory Authority, Personal Income Tax, Refunding, Revenue Bonds,
Series E,
4.000%, due 03/15/42	2,860,000	2,844,252
New York State Urban Development Corp., Revenue Bonds,
Series A,
4.000%, due 03/15/39	2,600,000	2,614,699
New York Transportation Development Corp., JFK International Air Terminal LLC, Revenue Bonds, AMT
5.000%, due 12/01/35	2,000,000	2,160,446

PACE Municipal Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face amount	Value
Municipal bonds—(continued)
New York—(continued)
5.000%, due 12/01/36	$1,000,000	$1,069,078
New York Transportation Development Corp., LaGuardia Gateway Partners LLC, Revenue Bonds, AMT,
Series A,
5.000%, due 07/01/34	1,000,000	1,013,957
TSASC, Inc., Refunding, Revenue Bonds,
Series A,
5.000%, due 06/01/34	1,000,000	1,041,099
		14,745,823
North Carolina: 1.3%
Charlotte NC Airport Revenue, Revenue Bonds,
Series B,
5.000%, due 07/01/36	1,540,000	1,702,208
North Carolina Turnpike Authority Senior Lien, Refunding, Revenue Bonds, AGM
5.000%, due 01/01/26	1,250,000	1,314,065
		3,016,273
Ohio: 0.9%
State of Ohio, Hospital Revenue Bonds,
Series C,
2.750%, due 01/01/52[1,2]	1,980,000	1,949,380

Oklahoma: 0.3%
Oklahoma Municipal Power Authority, Power Supply System, Revenue Bonds, AGM,
Series A,
4.000%, due 01/01/33	650,000	689,375

Oregon: 0.9%
Multnomah County School District No. 1 Portland, GO Bonds
5.000%, due 06/15/29	1,750,000	2,005,790

Pennsylvania: 7.3%
Allegheny County Hospital Development Authority, Allegheny Health Network, Refunding, Revenue Bonds,
Series A,
5.000%, due 04/01/29	3,190,000	3,438,463
Commonwealth Financing Authority, Tobacco Master Settlement Payment, Revenue Bonds
5.000%, due 06/01/31	1,500,000	1,629,562

PACE Municipal Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face amount	Value
Municipal bonds—(continued)
Pennsylvania—(continued)
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges, Revenue Bonds
5.000%, due 06/30/34	$2,200,000	$2,426,730
Pennsylvania Housing Finance Agency, Refunding, Revenue Bonds,
Series 134B,
5.000%, due 10/01/27	1,250,000	1,335,393
Pennsylvania Turnpike Commission, Motor License, Refunding, Revenue Bonds,
Series SPL,
5.000%, due 12/01/33	1,500,000	1,632,382
Philadelphia Airport PA, Refunding, Revenue Bonds, AMT,
Series B,
5.000%, due 07/01/32	1,250,000	1,316,037
Philadelphia School District Prerefunded, Refunding, GO Bonds,
Series F,
5.000%, due 09/01/30	10,000	10,754
Philadelphia School District, GO Bonds
Series A,
4.000%, due 09/01/35	1,500,000	1,522,535
Series A,
5.000%, due 09/01/31	1,000,000	1,100,939
Southeastern Pennsylvania Transportation Authority, Revenue Bonds
5.250%, due 06/01/40	1,750,000	2,008,437
		16,421,232
Rhode Island: 0.6%
Rhode Island Student Loan Authority, Student Loan, Revenue Bonds, AMT,
Series A,
5.000%, due 12/01/30	1,125,000	1,254,341

South Carolina: 0.7%
Piedmont Municipal Power Agency, Refunding, Revenue Bonds,
Series B,
4.000%, due 01/01/34	1,500,000	1,536,678

Tennessee: 4.2%
City of Memphis TN, Electric System, Revenue Bonds,
Series A,
5.000%, due 12/01/31	1,400,000	1,637,936

PACE Municipal Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face amount	Value
Municipal bonds—(continued)
Tennessee—(continued)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Lipscomb University, Refunding, Revenue Bonds,
Series S,
5.000%, due 10/01/35	$1,350,000	$1,372,224
Metropolitan Government of Nashville & Davidson County TN, GO Bonds
4.000%, due 07/01/33	1,500,000	1,578,215
Series C,
4.000%, due 01/01/32	3,000,000	3,284,932
Tennessee Energy Acquisition Corp., Revenue Bonds,
Series A,
5.250%, due 09/01/26	1,500,000	1,538,972
		9,412,279
Texas: 9.4%
Brazos Higher Education Authority, Inc., Student Loan Program, Revenue Bonds, AMT,
Series 1A,
5.000%, due 04/01/30	1,000,000	1,077,773
Central Texas Turnpike System, Refunding, Revenue Bonds,
Series C,
5.000%, due 08/15/31	2,000,000	2,042,143
El Paso Texas, GO Bonds
5.000%, due 08/15/34	2,000,000	2,126,580
Harris County Cultural Education Facilities Finance Corp., Texas Children's Hospital, Refunding, Revenue Bonds,
Series A,
4.000%, due 10/01/35	1,750,000	1,817,277
Harris County-Houston Sports Authority Senior Lien, Refunding, Revenue Bonds,
Series A,
5.000%, due 11/15/29	1,000,000	1,025,026
Houston Airport System, Refunding, Revenue Bonds,
Series B,
5.000%, due 07/01/29	2,000,000	2,220,714
Katy Independent School District, CIB, Refunding, GO Bonds,
Series A,
3.000%, due 02/15/32	2,375,000	2,387,265

PACE Municipal Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face amount	Value
Municipal bonds—(continued)
Texas—(continued)
North Texas Tollway Authority, North Texas Tollway System, Refunding, Revenue Bonds,
Series A,
5.000%, due 01/01/34	$2,775,000	$2,864,266
Plano Independent School District, GO Bonds
5.000%, due 02/15/43	1,000,000	1,114,664
State of Texas, Refunding, GO Bonds,
Series B,
4.000%, due 08/01/31	250,000	256,380
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott and White Health, Refunding, Revenue Bonds,
Series A,
5.000%, due 11/15/32	1,000,000	1,056,206
University of Houston, Refunding, Revenue Bonds,
Series C,
5.000%, due 02/15/29	2,000,000	2,106,405
West Travis County Public Utility Agency, Refunding, Revenue Bonds, BAM
5.000%, due 08/15/30	1,000,000	1,093,563
		21,188,262
Virginia: 0.9%
Hampton Roads Transportation Accountability Commission Senior Lien, Revenue Bonds,
Series A,
5.000%, due 07/01/26	1,000,000	1,069,512
Virginia Small Business Financing Authority, Capital Beltway Express LLC, Revenue Bonds
5.000%, due 12/31/42	1,000,000	1,019,776
		2,089,288
Washington: 4.8%
Energy Northwest, Refunding, Revenue Bonds,
Series A,
5.000%, due 07/01/35	1,250,000	1,471,828
Grant County Public Utility District No. 2 Electric, Refunding, Revenue Bonds,
Series R,
2.000%, due 01/01/44[1]	1,000,000	960,058
Port of Seattle, Intermediate Lien, Revenue Bonds, AMT
5.000%, due 04/01/28	2,500,000	2,693,290

PACE Municipal Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face amount	Value
Municipal bonds—(continued)
Washington—(continued)
Port of Seattle, Revenue Bonds, AMT,
Series C,
5.000%, due 04/01/32	$1,955,000	$1,983,552
State of Washington, GO Bonds,
Series B,
5.000%, due 02/01/43	1,000,000	1,126,472
State of Washington, Refunding, GO Bonds,
Series R-2022-C,
4.000%, due 07/01/36	1,500,000	1,583,926
Washington State Housing Finance Commission, Revenue Bonds,
Series A-1,
3.500%, due 12/20/35	972,161	912,442
		10,731,568
Wisconsin: 1.8%
Public Finance Authority KU, Campus Development Corp. project, University of Kansas, Revenue Bonds
5.000%, due 03/01/34	1,500,000	1,567,148
Public Finance Authority, Duke Energy Progress LLC, Refunding, Revenue Bonds,
Series A-2,
3.700%, due 10/01/46[1]	2,330,000	2,383,975
		3,951,123
Total municipal bonds
(cost—$227,454,244)		221,366,586

	Number of shares	Value
Short-term investments—1.1%
Investment companies: 1.1%
State Street Institutional U.S. Government Money Market Fund, 4.756%[3]
(cost $2,548,665)	$2,548,665	$2,548,665
Total investments
(cost—$230,002,909)—99.8%		223,915,251
Other assets in excess of liabilities—0.2%		366,245
Net assets—100.0%		$224,281,496

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Municipal bonds	$—	$221,366,586	$—	$221,366,586
Short-term investments	—	2,548,665	—	2,548,665
Total	$—	$223,915,251	$—	$223,915,251

PACE Municipal Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

At April 30, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

1	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.
2	Security purchased on a when–issued basis. When–issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.
3	Rates shown reflect yield at April 30, 2023.

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face
	amount		Value
Corporate bonds: 24.1%
Australia: 1.4%
Westpac Banking Corp.
1.079%, due 04/05/27[1]	EUR	2,950,000	$2,965,892

Brazil: 0.2%
Braskem Netherlands Finance BV
4.500%, due 01/31/30[2]	USD	429,000	360,231

Canada: 3.6%
Bank of Montreal
0.125%, due 01/26/27[1]	EUR	3,100,000	3,025,192
Emera U.S. Finance LP
2.639%, due 06/15/31	USD	360,000	292,608
Fortis, Inc.
3.055%, due 10/04/26	USD	926,000	874,087
Nutrien Ltd.
5.900%, due 11/07/24	USD	152,000	153,912
5.950%, due 11/07/25	USD	261,000	268,828
Toronto-Dominion Bank
0.864%, due 03/24/27[1]	EUR	2,950,000	2,952,038
			7,566,665
China: 0.3%
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.500%, due 05/11/31	USD	410,000	337,942
2.650%, due 02/15/32	USD	42,000	34,448
3.400%, due 05/01/30	USD	200,000	179,163
5.000%, due 01/15/33	USD	93,000	90,751
			642,304
Denmark: 0.4%
Danske Bank AS
(fixed, converts to FRN on 09/11/25),
1.621%, due 09/11/26[2,3]	USD	830,000	745,860

Finland: 0.4%
Nordea Bank
Abp 4.750%, due 09/22/25[2]	USD	935,000	929,300

France: 2.0%
BPCE SA
0.500%, due 02/24/27[1]	EUR	100,000	96,612
5.700%, due 10/22/23[2]	USD	1,910,000	1,895,770
(fixed, converts to FRN on 01/18/26),
5.975%, due 01/18/27[2,3]	USD	820,000	826,477
Credit Agricole SA
0.375%, due 04/20/28[1]	EUR	100,000	92,273
(fixed, converts to FRN on 04/22/25),
1.000%, due 04/22/26[1,3]	EUR	200,000	207,341
Societe Generale SA
7.367%, due 01/10/53[2]	USD	200,000	196,132
(fixed, converts to FRN on 01/10/28),
6.446%, due 01/10/29[2,3,4]	USD	540,000	551,172
(fixed, converts to FRN on 06/09/31),
2.889%, due 06/09/32[2,3]	USD	409,000	324,633
			4,190,410
Germany: 0.6%
Commerzbank AG
(fixed, converts to FRN on 12/05/25),
4.000%, due 12/05/30[1,3]	EUR	800,000	832,684
Deutsche Bank AG
(fixed, converts to FRN on 09/18/23),
2.222%, due 09/18/24[3]	USD	240,000	235,094
Volkswagen Leasing GmbH
0.625%, due 07/19/29[1]	EUR	200,000	176,731
			1,244,509
Indonesia: 0.1%
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
5.450%, due 05/21/28[1]	USD	202,000	205,182

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face
	amount		Value
Corporate bonds—(continued)
Ireland: 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.650%, due 10/29/24	USD	288,000	$269,294
2.450%, due 10/29/26	USD	350,000	313,825
4.875%, due 01/16/24	USD	160,000	158,689
6.500%, due 07/15/25	USD	150,000	151,463
Avolon Holdings Funding Ltd.
2.875%, due 02/15/25[2]	USD	385,000	361,287
4.250%, due 04/15/26[2]	USD	1,105,000	1,034,701
Bank of Ireland Group PLC
(fixed, converts to FRN on 09/16/25),
6.253%, due 09/16/26[2,3]	USD	310,000	311,819
			2,601,078
Italy: 0.3%
Enel Finance International NV
5.000%, due 06/15/32[2]	USD	400,000	380,403
Intesa Sanpaolo SpA
7.000%, due 11/21/25[2]	USD	200,000	204,346
			584,749
Mexico: 0.5%
Petroleos Mexicanos
6.500%, due 03/13/27	USD	1,200,000	1,069,680

Netherlands: 0.0%†
Cooperatieve Rabobank UA
(fixed, converts to FRN on 12/01/26),
0.375%, due 12/01/27[1,3]	EUR	100,000	96,900

Spain: 0.9%
Banco Santander SA
5.294%, due 08/18/27	USD	600,000	597,557
(fixed, converts to FRN on 06/30/23),
0.701%, due 06/30/24[3]	USD	1,200,000	1,188,725
			1,786,282
Switzerland: 0.7%
Credit Suisse AG
4.750%, due 08/09/24	USD	1,185,000	1,145,006
Credit Suisse Group AG
(fixed, converts to FRN on 04/01/30),
4.194%, due 04/01/31[2,3]	USD	270,000	238,375
			1,383,381
United Kingdom: 4.2%
Astrazeneca Finance LLC
4.875%, due 03/03/33	USD	335,000	348,053
BAT Capital Corp.
4.540%, due 08/15/47	USD	235,000	175,466
Eversholt Funding PLC
6.359%, due 12/02/25[1]	GBP	301,000	386,207
Gatwick Funding Ltd.
6.125%, due 03/02/26[1]	GBP	100,000	128,465
Heathrow Funding Ltd.
1.125%, due 10/08/30[1]	EUR	300,000	270,056
6.450%, due 12/10/31[1]	GBP	350,000	469,770
6.750%, due 12/03/26[1]	GBP	478,000	626,133

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face amount		Value
Corporate bonds—(continued)
United Kingdom—(continued)
HSBC Holdings PLC
(fixed, converts to FRN on 05/18/23),
3.950%, due 05/18/24[3]	USD	970,000	$969,347
(fixed, converts to FRN on 08/17/23),
0.732%, due 08/17/24[3]	USD	570,000	560,825
(fixed, converts to FRN on 11/22/26),
2.251%, due 11/22/27[3]	USD	610,000	545,461
NatWest Group PLC
(fixed, converts to FRN on 03/22/24),
4.269%, due 03/22/25[3]	USD	380,000	374,293
(fixed, converts to FRN on 11/10/25),
7.472%, due 11/10/26[3]	USD	775,000	810,767
NGG Finance PLC
(fixed, converts to FRN on 09/05/27),
2.125%, due 09/05/82[1,3]	EUR	143,000	132,991
Santander UK Group Holdings PLC
(fixed, converts to FRN on 11/21/25),
6.833%, due 11/21/26[3]	USD	1,784,000	1,815,675
Standard Chartered PLC
(fixed, converts to FRN on 01/09/26),
6.170%, due 01/09/27[2,3]	USD	818,000	826,278
(fixed, converts to FRN on 01/12/27),
2.608%, due 01/12/28[2,3]	USD	343,000	307,156
(fixed, converts to FRN on 09/23/26),
1.200%, due 09/23/31[1,3]	EUR	200,000	188,744
			8,935,687
United States: 7.3%
AbbVie, Inc.
4.050%, due 11/21/39	USD	255,000	225,566
AES Corp.
1.375%, due 01/15/26	USD	460,000	416,967
Alexander Funding Trust
1.841%, due 11/15/23[2]	USD	655,000	636,580
Ameren Illinois Co.
5.900%, due 12/01/52	USD	40,000	45,291
AmerisourceBergen Corp.
2.700%, due 03/15/31	USD	61,000	52,659
2.800%, due 05/15/30	USD	76,000	66,910
Amgen, Inc.
4.200%, due 02/22/52	USD	115,000	97,292
4.663%, due 06/15/51	USD	155,000	140,985
5.650%, due 03/02/53	USD	130,000	134,673
Bank of America Corp.
(fixed, converts to FRN on 02/04/27),
2.551%, due 02/04/28[3]	USD	795,000	725,497
(fixed, converts to FRN on 04/25/28),
5.202%, due 04/25/29[3]	USD	325,000	327,161
(fixed, converts to FRN on 10/20/31),
2.572%, due 10/20/32[3]	USD	179,000	146,987
Bank of New York Mellon Corp.
(fixed, converts to FRN on 04/26/26),
4.947%, due 04/26/27[3]	USD	320,000	322,312
Boeing Co.
5.805%, due 05/01/50	USD	95,000	94,491
BP Capital Markets America, Inc.
4.812%, due 02/13/33	USD	490,000	498,490
Broadcom, Inc.
3.419%, due 04/15/33[2]	USD	460,000	387,155

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face
	amount		Value
Corporate bonds—(continued)
United States—(continued)
Charter Communications Operating LLC / Charter Communications Operating Capital
5.250%, due 04/01/53	USD	290,000	$232,101
Cheniere Energy Partners LP
3.250%, due 01/31/32	USD	385,000	320,737
4.500%, due 10/01/29	USD	440,000	413,968
Citigroup, Inc.
(fixed, converts to FRN on 03/17/32),
3.785%, due 03/17/33[3]	USD	335,000	301,297
Comcast Corp.
5.500%, due 11/15/32	USD	430,000	460,846
Commonwealth Edison Co.
5.300%, due 02/01/53	USD	147,000	153,438
ConocoPhillips Co.
4.025%, due 03/15/62	USD	170,000	144,541
Constellation Energy Generation LLC
5.800%, due 03/01/33	USD	150,000	156,478
6.250%, due 10/01/39	USD	175,000	185,545
Continental Resources, Inc.
2.268%, due 11/15/26[2]	USD	260,000	233,057
CVS Health Corp.
2.700%, due 08/21/40	USD	275,000	196,978
Dell International LLC/EMC Corp.
5.750%, due 02/01/33	USD	43,000	43,573
Diamondback Energy, Inc.
6.250%, due 03/15/33	USD	205,000	218,675
Duke Energy Indiana LLC
5.400%, due 04/01/53	USD	35,000	36,171
Duke Energy Ohio, Inc.
5.650%, due 04/01/53	USD	21,000	22,297
Energy Transfer LP
5.550%, due 02/15/28	USD	402,000	409,873
5.750%, due 02/15/33	USD	495,000	504,706
Entergy Arkansas LLC
5.150%, due 01/15/33	USD	140,000	145,007
Enterprise Products Operating LLC
5.350%, due 01/31/33	USD	310,000	322,786
Exelon Corp.
5.600%, due 03/15/53	USD	130,000	133,822
FirstEnergy Transmission LLC
2.866%, due 09/15/28[2]	USD	210,000	190,375
Ford Motor Credit Co. LLC
4.867%, due 08/03/27	EUR	677,000	723,607
Freeport-McMoRan, Inc.
4.375%, due 08/01/28	USD	185,000	175,490
5.400%, due 11/14/34	USD	430,000	423,968
Gilead Sciences, Inc.
4.600%, due 09/01/35	USD	35,000	34,811
Global Payments, Inc.
5.950%, due 08/15/52	USD	192,000	186,359
Goldman Sachs Group, Inc.
(fixed, converts to FRN on 10/21/26),
1.948%, due 10/21/27[3]	USD	280,000	250,737
HCA, Inc.
3.500%, due 09/01/30	USD	380,000	342,035
5.500%, due 06/15/47	USD	165,000	155,204
Kraft Heinz Foods Co.
4.625%, due 10/01/39	USD	154,000	141,832

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face amount		Value
Corporate bonds—(continued)
United States—(continued)
Medtronic Global Holdings SCA
1.500%, due 07/02/39	EUR	100,000	$77,124
Morgan Stanley
(fixed, converts to FRN on 01/19/33),
5.948%, due 01/19/38[3]	USD	275,000	276,460
(fixed, converts to FRN on 10/21/24),
1.164%, due 10/21/25[3]	USD	560,000	524,229
MPLX LP
5.000%, due 03/01/33	USD	145,000	142,473
5.650%, due 03/01/53	USD	55,000	52,631
Oracle Corp.
5.550%, due 02/06/53	USD	275,000	264,202
Pacific Gas & Electric Co.
6.150%, due 01/15/33	USD	210,000	213,051
6.750%, due 01/15/53	USD	143,000	146,388
Sabine Pass Liquefaction LLC
4.500%, due 05/15/30	USD	590,000	571,301
San Diego Gas & Electric Co.
5.350%, due 04/01/53	USD	170,000	176,142
Series UUU,
3.320%, due 04/15/50	USD	80,000	60,018
Southern California Edison Co.
5.700%, due 03/01/53	USD	90,000	94,208
Southern Co. Gas Capital Corp.
Series 20-A,
1.750%, due 01/15/31	USD	220,000	176,381
Thermo Fisher Scientific, Inc.
4.950%, due 11/21/32	USD	290,000	301,430
T-Mobile USA, Inc.
5.650%, due 01/15/53	USD	175,000	180,508
Union Electric Co.
5.450%, due 03/15/53	USD	90,000	94,724
Vistra Operations Co. LLC
3.700%, due 01/30/27[2]	USD	209,000	195,098
Warnermedia Holdings, Inc.
5.050%, due 03/15/42[2]	USD	355,000	293,621
			15,419,319
Total corporate bonds (cost—$50,785,581)			50,727,429

Mortgage-backed securities: 2.7%
Spain: 0.5%
Bankinter 10 FTA,
Series 10, Class A2,
3 mo. Euribor + 0.160%,
2.806%, due 06/21/43[1,3]	EUR	620,566	678,591
Fondo de Titulizacion de Activos Santander Hipotecario 2,
Series 2, Class A,
3 mo. Euribor + 0.150%,
3.325%, due 01/18/49[1,3]	EUR	404,236	436,353
			1,114,944
United Kingdom: 1.0%
Finsbury Square PLC,
Series 2020-2A, Class A,
Sterling Overnight Index Average + 1.300%,
5.461%, due 06/16/70[2,3]	GBP	128,771	161,894
Gemgarto PLC,
Series 2021-1A, Class A,
Sterling Overnight Index Average + 0.590%,
4.751%, due 12/16/67[2,3]	GBP	326,862	407,208

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face amount		Value
Mortgage-backed securities—(continued)
United Kingdom—(continued)
Lanark Master Issuer PLC,
Series 2020-1A, Class 2A,
Sterling Overnight Index Average + 0.570%,
4.666%, due 12/22/69[2,3]	GBP	338,250	$425,679
Silverstone Master Issuer PLC
Series 2022-1A, Class 1A, Secured Overnight Financing Rate + 0.380%,
5.217%, due 01/21/70[2,3]	USD	250,600	249,747
Series 2022-1A, Class 2A, Sterling Overnight Index Average + 0.290%,
4.490%, due 01/21/70[2,3]	GBP	600,000	750,165
			1,994,693
United States: 1.2%
Angel Oak Mortgage Trust,
Series 2020-1, Class A1,
2.466%, due 12/25/59[2,5]	USD	95,112	89,696
CCUBS Commercial Mortgage Trust,
Series 2017-C1, Class C,
4.579%, due 11/15/50[5]	USD	360,000	306,820
Citigroup Commercial Mortgage Trust,
Series 2015-GC33, Class B,
4.726%, due 09/10/58[5]	USD	470,000	434,345
CSAIL Commercial Mortgage Trust,
Series 2016-C6, Class C,
5.084%, due 01/15/49[5]	USD	320,000	285,532
GS Mortgage Securities Trust,
Series 2017-GS6, Class C,
4.322%, due 05/10/50[5]	USD	350,000	296,053
OBX Trust
Series 2020-EXP1, Class 2A1,
1 mo. USD LIBOR + 0.750%,
5.770%, due 02/25/60[2,3]	USD	96,089	88,597
Series 2023-NQM1, Class A1,
6.120%, due 11/25/62[2,5]	USD	241,829	242,370
Starwood Mortgage Residential Trust,
Series 2020-1, Class A1,
2.275%, due 02/25/50[2,5]	USD	17,730	16,825
UBS Commercial Mortgage Trust,
Series 2018-C11, Class B,
4.713%, due 06/15/51[5]	USD	440,000	394,355
Verus Securitization Trust,
Series 2020-1, Class A1,
2.417%, due 01/25/60[2,5,6]	USD	82,199	77,558
WFRBS Commercial Mortgage Trust,
Series 2013-C13, Class C,
3.910%, due 05/15/45[5]	USD	300,000	298,287
			2,530,438
Total mortgage-backed securities (cost—$6,164,769)			5,640,075

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face amount		Value
Non-U.S. government agency obligations: 35.2%
Australia: 0.6%
Australia Government Bonds
1.250%, due 05/21/32	AUD	1,400,000	$776,591
3.000%, due 03/21/47[1]	AUD	800,000	459,421
			1,236,012
Bermuda: 0.4%
Bermuda Government International Bonds,
4.750%, due 02/15/29[2]		910,000	909,033

Canada: 0.9%
Hydro-Quebec,
6.500%, due 02/15/35	CAD	750,000	693,204
Province of British Columbia Canada,
2.800%, due 06/18/48	CAD	300,000	179,767
Province of Quebec Canada,
5.000%, due 12/01/41	CAD	1,100,000	917,908
			1,790,879
China: 6.5%
China Government Bonds
2.800%, due 11/15/32	CNY	70,000,000	10,101,109
4.290%, due 05/22/29[1]	CNY	17,000,000	2,631,563
4.500%, due 05/22/34[1]	CNY	6,000,000	962,348
			13,695,020
France: 2.4%
Caisse d'Amortissement de la Dette Sociale
0.450%, due 01/19/32[1]	EUR	2,800,000	2,476,242
0.600%, due 11/25/29[1]	EUR	2,700,000	2,552,906
			5,029,148
Germany: 7.9%
Bundesrepublik Deutschland Bundesanleihe,
2.100%, due 11/15/29[1]	EUR	15,200,000	16,545,857

Hungary: 0.3%
Hungary Government International Bonds,
6.125%, due 05/22/28[2]		531,000	550,183

Italy: 1.6%
Italy Buoni Poliennali Del Tesoro,
Series 10Y,
2.500%, due 12/01/24[1]	EUR	3,150,000	3,427,870

Japan: 1.9%
Japan Government Thirty Year Bonds,
1.400%, due 09/20/52	JPY	539,950,000	4,066,042

Mexico: 2.2%
Mexican Bonos,	MXN	89,000,000	4,652,755
7.750%, due 05/29/31

Morocco: 0.2%
Morocco Government International Bonds,
2.375%, due 12/15/27[2]		340,000	300,751

Saudi Arabia: 0.1%
Saudi Government International Bonds,
4.750%, due 01/18/28[2]		290,000	295,130

South Africa: 0.7%
Republic of South Africa Government Bonds,
8.875%, due 02/28/35	ZAR	31,610,000	1,449,510

South Korea: 2.1%
Korea Treasury Bonds,
3.000%, due 09/10/24	KRW	5,964,350,000	4,432,751

Supranationals: 7.2%
Banque Ouest Africaine de Developpement
2.750%, due 01/22/33[2]	EUR	227,000	183,907
4.700%, due 10/22/31[1]		850,000	694,280

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face amount		Value
Non-U.S. government agency obligations—(continued)
Supranationals—(continued)
European Financial Stability Facility,
2.375%, due 06/21/32[1]	EUR	2,400,000	$2,507,969
European Union,
Series NGEU,
1.000%, due 07/06/32[1]	EUR	12,700,000	11,784,042
			15,170,198
United Kingdom: 0.2%
United Kingdom Gilt,
1.250%, due 07/31/51[1]	GBP	700,000	468,524
Total non-U.S. government agency obligations (cost—$73,723,330)			74,019,663

U.S. government agency obligations: 14.8%
United States: 14.8%
FHLMC,
2.500%, due 11/01/51	USD	1,065,969	933,752
FNMA
2.500%, due 12/01/51	USD	802,935	702,658
3.000%, due 08/01/51	USD	2,037,510	1,846,142
3.000%, due 04/01/52	USD	3,697,232	3,322,006
3.500%, due 10/01/51	USD	2,230,062	2,099,668
3.500%, due 04/01/52	USD	4,958,546	4,641,623
3.500%, due 05/01/58	USD	1,403,548	1,326,299
4.000%, due 01/01/50	USD	3,470,870	3,384,338
4.500%, due 08/01/52	USD	3,095,606	3,023,908
5.000%, due 08/01/52	USD	1,182,739	1,175,148
6.000%, due 01/20/53	USD	1,042,553	1,058,316
GNMA II
4.000%, due 10/20/52	USD	2,768,177	2,659,878
4.500%, due 08/20/52	USD	2,542,905	2,493,522
5.000%, due 09/20/52	USD	1,225,339	1,219,337
GNMA TBA,
5.500%	USD	650,000	654,303
UMBS TBA,
5.500%	USD	650,000	655,375
Total U.S. government agency obligations (cost—$32,332,334)			31,196,273

U.S. Treasury obligations: 17.8%
United States: 17.8%
U.S. Treasury Bonds
3.000%, due 08/15/52		2,290,000	2,011,622
3.625%, due 02/15/53		2,600,000	2,578,062
3.875%, due 02/15/43		1,480,000	1,495,725
4.000%, due 11/15/42		310,000	319,300
4.000%, due 11/15/52		65,000	69,012
U.S. Treasury Notes
3.500%, due 02/15/33		10,500,000	10,562,344
3.625%, due 03/31/28		8,680,000	8,726,791
3.625%, due 03/31/30		1,380,000	1,392,722
3.875%, due 03/31/25		8,010,000	7,977,459
4.625%, due 03/15/26		2,290,000	2,344,745
Total U.S. Treasury obligations (cost—$37,275,564)			37,477,782

	Number of shares
Short-term investments: 5.1%
Investment companies: 5.1%
State Street Institutional U.S. Government Money Market Fund, 4.756%[7] (cost $10,813,486)		10,813,486	10,813,486
Investment of cash collateral from securities loaned—0.3%
Money market funds—0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.790%[7] (cost $564,705)		564,705	564,705
Total investments (cost $211,659,769)[8]—100.0%			210,439,413
Liabilities in excess of other assets—(0.0)%†			(63,423)
Net assets—100.0%			$210,375,990

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Futures contracts
Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)

Interest rate futures buy contracts
27	EUR	1 Year Mid-Curve 3 Month Eurodollar Option	June 2023	$3,515,446	$3,509,762	$(5,684)
31	CAD	Canadian Bond 10 Year Futures	June 2023	2,780,527	2,884,806	104,279
48	EUR	EURO Schatz 2 Year Index Futures	June 2023	5,536,443	5,589,280	52,837
41	EUR	German Euro Buxl 30 Year Futures	June 2023	5,947,268	6,302,320	355,052
1	EUR	Mid-Term Euro-OAT Futures	June 2023	138,510	143,236	4,726
44	GBP	United Kingdom Long Gilt Bond Futures	June 2023	5,583,080	5,610,435	27,355
U.S. Treasury futures buy contracts
55	USD	U.S. Treasury Note 2 Year Futures	June 2023	11,342,997	11,339,023	(3,974)
167	USD	U.S. Treasury Note 5 Year Futures	June 2023	18,379,529	18,326,945	(52,584)
24	USD	Ultra U.S. Treasury Bond Futures	June 2023	3,246,683	3,393,750	147,067
20	USD	Ultra U.S. Treasury Note 10 Year Futures	June 2023	2,434,524	2,429,063	(5,461)
Total				$58,905,007	$59,528,620	$623,613
Interest rate futures sell contracts
37	EUR	Euro Bund 10 Year Futures	June 2023	$(5,489,019)	$(5,526,824)	$(37,805)
61	EUR	Italian Government Bond Futures	June 2023	(7,455,543)	(7,719,749)	(264,206)
U.S. Treasury futures sell contracts
84	USD	U.S. Treasury Note 10 Year Futures	June 2023	(9,597,792)	(9,677,062)	(79,270)
Total				$(22,542,354)	$(22,923,635)	$(381,281)
Net unrealized appreciation (depreciation)						$242,332

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BB	AUD	2,141,179	USD	1,427,939	05/02/23	$11,121
BB	USD	391,367	JPY	52,453,342	05/23/23	(5,159)
BNP	CHF	1,016,795	USD	1,146,697	05/02/23	9,152
BNP	CNY	1,687,727	USD	243,392	05/04/23	(211)
BNP	CNY	31,425,631	USD	4,592,356	05/04/23	56,455

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BNP	CZK	24,703,769	USD	1,169,569	05/02/23	$12,676
BNP	DKK	3,725,726	USD	553,415	05/02/23	2,638
BNP	EUR	740,215	CZK	8,795,535	05/02/23	8,201
BNP	EUR	697,264	USD	740,363	05/02/23	(27,953)
BNP	EUR	725,361	USD	798,957	05/23/23	(1,253)
BNP	GBP	3,648,437	USD	4,565,586	05/02/23	(19,589)
BNP	HUF	105,640,433	USD	310,481	05/02/23	(1,556)
BNP	JPY	702,448,354	EUR	4,951,714	05/02/23	300,522
BNP	JPY	80,902,237	USD	625,871	05/02/23	32,071
BNP	MXN	20,441,623	USD	1,057,888	05/02/23	(79,052)
BNP	PLN	8,804,227	USD	2,093,269	05/02/23	(22,064)
BNP	SEK	8,778,059	USD	857,059	05/02/23	1,084
BNP	SGD	270,076	USD	204,000	05/23/23	1,464
BNP	USD	1,117,139	CHF	1,012,287	05/02/23	15,364
BNP	USD	1,149,347	CHF	1,016,795	05/23/23	(9,206)
BNP	USD	4,599,622	CNY	31,425,631	05/23/23	(56,410)
BNP	USD	319,504	CZK	7,111,763	05/02/23	13,544
BNP	USD	1,168,364	CZK	24,703,768	05/23/23	(12,582)
BNP	USD	538,458	DKK	3,725,726	05/02/23	12,318
BNP	USD	554,177	DKK	3,725,726	05/23/23	(2,628)
BNP	USD	2,140,200	EUR	1,980,686	05/02/23	42,318
BNP	USD	263,823	GBP	215,662	05/02/23	7,211
BNP	USD	796,060	GBP	636,118	05/23/23	23,277
BNP	USD	284,473	HUF	105,640,433	05/02/23	27,564
BNP	USD	308,411	HUF	105,640,433	05/23/23	1,624
BNP	USD	396,042	JPY	52,354,429	05/02/23	(11,776)
BNP	USD	301,260	NOK	3,187,922	05/02/23	(2,123)
BNP	USD	341,477	NZD	548,438	05/02/23	(2,323)
BNP	USD	2,008,642	PLN	8,804,227	05/02/23	106,690
BNP	USD	2,090,728	PLN	8,804,227	05/23/23	22,311
BNP	USD	157,989	RON	726,166	05/02/23	4,372
BNP	USD	857,938	SEK	8,778,059	05/23/23	(1,095)
BNP	USD	203,834	SGD	270,076	05/02/23	(1,432)
BNP	USD	3,061,910	THB	105,378,700	05/02/23	24,076
BOA	CNY	39,889,776	USD	5,798,466	05/04/23	40,870
BOA	JPY	23,005,931	USD	174,566	05/02/23	5,709
BOA	JPY	24,771,321	USD	185,928	05/23/23	3,540
BOA	USD	11,070	CAD	15,076	05/02/23	846
BOA	USD	245,901	JPY	32,648,593	05/02/23	(6,270)
CITI	AUD	1,187,543	GBP	643,480	05/02/23	22,897
CITI	AUD	1,564,293	JPY	138,421,035	05/23/23	(16,833)
CITI	AUD	1,469,394	NZD	1,597,745	05/23/23	14,830
CITI	AUD	8,919,258	USD	5,970,395	05/02/23	68,523
CITI	EUR	8,482,632	USD	9,116,431	05/02/23	(230,585)
CITI	EUR	9,713,537	USD	10,758,602	05/23/23	42,751
CITI	GBP	650,156	AUD	1,191,894	05/02/23	(28,408)
CITI	ILS	1,165,259	USD	318,898	05/02/23	(2,167)
CITI	JPY	3,178,347,994	USD	24,030,391	05/02/23	702,210

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
CITI	NOK	3,187,922	USD	309,258	05/02/23	$10,120
CITI	NZD	1,919,478	CAD	1,614,319	05/02/23	4,527
CITI	NZD	2,951,852	USD	1,858,117	05/23/23	32,794
CITI	USD	2,847,471	AUD	4,201,420	05/23/23	(64,926)
CITI	USD	10,746,123	EUR	9,713,537	05/02/23	(42,772)
CITI	USD	319,140	ILS	1,165,259	05/23/23	2,115
CITI	USD	797,749	JPY	103,559,779	05/02/23	(72,535)
CITI	USD	23,190,600	JPY	3,055,727,304	05/23/23	(691,634)
CITI	USD	309,566	NOK	3,187,922	05/23/23	(10,131)
CITI	USD	1,858,291	NZD	2,951,852	05/02/23	(32,865)
CITI	USD	828,342	SEK	8,729,148	05/02/23	22,863
CITI	USD	4,750,060	ZAR	86,066,143	05/02/23	(45,064)
CITI	ZAR	14,503,403	EUR	740,215	05/02/23	22,783
CITI	ZAR	86,066,143	USD	4,740,979	05/23/23	44,507
GS	MXN	3,053,877	USD	167,977	05/23/23	(1,166)
GSI	AUD	1,480,719	CHF	914,209	05/02/23	42,985
GSI	CAD	538,298	EUR	365,174	05/23/23	5,378
GSI	CAD	536,073	JPY	52,572,010	05/23/23	(8,753)
GSI	CAD	1,610,897	USD	1,197,902	05/02/23	8,895
GSI	CHF	904,797	AUD	1,478,494	05/02/23	(33,928)
GSI	EUR	5,005,933	JPY	279,611,908	05/02/23	(416,824)
GSI	MXN	80,432,037	USD	4,258,900	05/02/23	(214,641)
GSI	MXN	57,221,188	USD	3,141,340	05/23/23	(27,931)
GSI	NZD	1,580,812	AUD	1,478,494	05/02/23	745
GSI	RON	726,166	USD	162,626	05/02/23	266
GSI	SEK	8,315,526	CHF	723,039	05/02/23	(1,967)
GSI	USD	3,165,048	AUD	4,746,871	05/02/23	(51,606)
GSI	USD	804,097	EUR	736,532	05/02/23	7,488
GSI	USD	623,544	JPY	81,593,260	05/02/23	(24,673)
GSI	USD	1,061,796	MXN	19,999,266	05/02/23	78,828
GSI	USD	162,522	RON	726,166	05/23/23	(241)
GSI	USD	794,204	THB	27,153,849	05/23/23	2,528
GSI	ZAR	58,189,159	USD	3,125,271	05/02/23	(55,768)
GSI	ZAR	13,373,582	USD	732,499	05/02/23	1,402
HSBC	GBP	356,306	USD	428,943	05/02/23	(18,844)
HSBC	GBP	715,779	USD	886,617	05/23/23	(13,342)
HSBC	MXN	15,069,941	USD	792,529	05/02/23	(45,644)
HSBC	THB	105,378,700	USD	3,098,153	05/02/23	12,167
HSBC	USD	50,817	CAD	69,227	05/23/23	300
HSBC	USD	114,563	EUR	103,535	05/23/23	(344)
HSBC	USD	2,083,514	MXN	38,723,148	05/02/23	70,225
HSBC	USD	3,104,999	THB	105,378,700	05/23/23	(13,041)
MSCI	CAD	530,095	AUD	586,778	05/23/23	(2,805)
MSCI	CAD	48,305	USD	35,374	05/23/23	(294)
MSCI	CHF	727,944	SEK	8,364,437	05/02/23	1,249
MSCI	EUR	4,136,615	USD	4,509,103	05/02/23	(49,034)
MSCI	EUR	201,108	USD	220,004	05/23/23	(1,856)
MSCI	GBP	139,610	USD	173,800	05/23/23	(1,733)

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
MSCI	HUF	58,111,182	USD	169,891	05/23/23	$(655)
MSCI	JPY	44,969,012	USD	339,989	05/02/23	9,929
MSCI	USD	92,237	EUR	86,765	05/02/23	6,017
MSCI	USD	2,294,608	EUR	2,079,216	05/23/23	(843)
MSCI	USD	159,668	GBP	132,433	05/02/23	9,657
MSCI	USD	321,782	ILS	1,165,259	05/02/23	(717)
MSCI	USD	30,027	JPY	3,969,355	05/02/23	(92,566)
RBC	AUD	18,649	USD	12,504	05/02/23	164
RBC	CAD	328,432	USD	239,905	05/02/23	(2,510)
RBC	CAD	5,433,855	USD	4,078,475	05/02/23	67,738
RBC	CAD	49,536	USD	37,094	05/23/23	517
RBC	EUR	177,358	USD	191,682	05/02/23	(3,749)
RBC	GBP	42,797	USD	52,644	05/02/23	(1,141)
RBC	JPY	477,656,445	USD	3,662,190	05/02/23	156,325
RBC	USD	232,522	AUD	350,000	05/02/23	(927)
RBC	USD	4,053,362	CAD	5,536,000	05/02/23	32,770
RBC	USD	4,079,976	CAD	5,433,855	05/23/23	(67,632)
RBC	USD	19,458	EUR	18,208	05/02/23	11,908
RBC	USD	219,860	GBP	176,207	05/23/23	1,687
SCB	JPY	29,908,513	USD	220,883	05/02/23	1,363
SCB	USD	94,276	AUD	141,813	05/02/23	(438)
SCB	USD	677,300	EUR	637,402	05/02/23	28,829
SSC	CAD	45,536	USD	33,290	05/02/23	(320)
SSC	CNY	1,588,209	USD	231,603	05/04/23	2,366
SSC	EUR	174,961	USD	190,737	05/02/23	(2,053)
SSC	GBP	55,024	USD	68,530	05/23/23	(653)
SSC	SGD	270,076	USD	201,065	05/02/23	(1,337)
SSC	USD	8,041	AUD	12,000	05/02/23	(101)
SSC	USD	91,271	CAD	125,531	05/02/23	2,148
SSC	USD	10,886,720	CNY	74,591,343	05/04/23	(120,382)
SSC	USD	130,653	GBP	108,238	05/02/23	5,375
SSC	USD	22,443,958	JPY	2,986,898,093	05/02/23	(520,966)
TD	USD	4,270,160	GBP	3,510,905	05/02/23	142,172
Net unrealized appreciation (depreciation)						$(812,668)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Corporate bonds	—	50,727,429	—	50,727,429

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2023 (unaudited)

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Mortgage-backed securities	—	5,640,075	—	5,640,075
Non-U.S. government agency obligations	—	74,019,663	—	74,019,663
U.S. government agency obligations	—	31,196,273	—	31,196,273
U.S. Treasury obligations	—	37,477,782	—	37,477,782
Short-term investments	—	10,813,486	—	10,813,486
Investment of cash collateral from securities loaned	—	564,705	—	564,705
Futures contracts	691,316	—	—	691,316
Forward foreign currency contracts	—	2,489,359	—	2,489,359
Total	$691,316	$212,928,772	$—	$213,620,088
Liabilities
Futures contracts	$(448,984)	$—	$—	$(448,984)
Forward foreign currency contracts	—	(3,302,027)	—	(3,302,027)
Total	$(448,984)	$(3,302,027)	$—	$(3,751,011)

At April 30, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

† Amount represents less than 0.05% or (0.05)%.

1 Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
2 Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $16,178,569, represented 7.7% of the Portfolios net assets at period end.
3 Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.
4 Security, or portion thereof, was on loan at the period end.
5 Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
6 Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.
7 Rates shown reflect yield at April 30, 2023.
8 Includes $554,424 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $564,705 and non-cash collateral of $0.

PACE High Yield Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face amount[1]		Value
Corporate bonds—95.9%
Advertising: 0.7%
Clear Channel Outdoor Holdings, Inc.
5.125%, due 08/15/27[2]		225,000	$203,234
7.500%, due 06/01/29[2]		125,000	92,499
7.750%, due 04/15/28[2]		200,000	151,759
Lamar Media Corp.
3.750%, due 02/15/28		25,000	22,938
4.000%, due 02/15/30		150,000	134,573
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.250%, due 01/15/29[2]		125,000	107,063
4.625%, due 03/15/30[2]		200,000	168,846
5.000%, due 08/15/27[2]		225,000	207,745
Summer BC Holdco B SARL
5.750%, due 10/31/26[3]	EUR	275,000	263,251
			1,351,908
Aerospace & defense: 1.6%
Bombardier, Inc.
6.000%, due 02/15/28[2]		175,000	165,977
7.125%, due 06/15/26[2]		25,000	24,921
7.500%, due 02/01/29[2]		100,000	98,352
7.875%, due 04/15/27[2]		450,000	448,677
Egmv13793
10.000%, due 04/19/26[4,5]	EUR	91,999	0
Howmet Aerospace, Inc.
5.950%, due 02/01/37		225,000	228,951
Rolls-Royce PLC
1.625%, due 05/09/28[3]	EUR	100,000	91,439
5.750%, due 10/15/27[3]	GBP	150,000	180,418
Spirit AeroSystems, Inc.
4.600%, due 06/15/28		125,000	106,047
7.500%, due 04/15/25[2]		150,000	149,025
9.375%, due 11/30/29[2]		100,000	107,491
TransDigm, Inc.
4.625%, due 01/15/29		225,000	203,625
4.875%, due 05/01/29		125,000	113,594
5.500%, due 11/15/27		700,000	671,777
6.750%, due 08/15/28[2]		225,000	228,497
7.500%, due 03/15/27		150,000	150,749
Triumph Group, Inc.
7.750%, due 08/15/25		75,000	69,760
9.000%, due 03/15/28[2]		100,000	101,372
			3,140,672
Agriculture: 0.5%
Camposol SA
6.000%, due 02/03/27[2]		300,000	163,500
Darling Ingredients, Inc.
5.250%, due 04/15/27[2]		75,000	73,492
6.000%, due 06/15/30[2]		150,000	148,390

PACE High Yield Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Agriculture—(continued)
MHP Lux SA
6.250%, due 09/19/29[3]		500,000	$245,000
Tereos Finance Groupe I SA
7.250%, due 04/15/28[2]	EUR	150,000	164,736
7.250%, due 04/15/28[3]		100,000	109,777
			904,895
Airlines: 1.4%
ABRA Global Finance
11.500%, due 03/02/28[2]		442,665	354,195
Air Canada
3.875%, due 08/15/26[2]		25,000	23,142
Air France-KLM
1.875%, due 01/16/25[3]	EUR	200,000	204,345
3.875%, due 07/01/26[3]		400,000	404,768
Allegiant Travel Co.
7.250%, due 08/15/27[2]		50,000	49,381
American Airlines, Inc.
7.250%, due 02/15/28[2]		100,000	97,263
11.750%, due 07/15/25[2]		250,000	275,015
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500%, due 04/20/26[2]		250,000	245,499
5.750%, due 04/20/29[2]		200,000	190,057
Delta Air Lines, Inc.
7.375%, due 01/15/26		75,000	79,048
Gol Finance SA
8.000%, due 06/30/26[3]		450,000	219,178
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.
5.750%, due 01/20/26[2]		125,000	116,452
Transportes Aereos Portugueses SA
5.625%, due 12/02/24[3]	EUR	200,000	214,370
United Airlines Holdings, Inc.
5.000%, due 02/01/24		16,000	15,852
United Airlines Pass-Through Trust
Series 20-1, Class A,
5.875%, due 10/15/27		35,934	35,927
United Airlines, Inc.
4.375%, due 04/15/26[2]		50,000	47,751
4.625%, due 04/15/29[2]		150,000	135,754
			2,707,997
Apparel: 0.4%
Crocs, Inc.
4.125%, due 08/15/31[2]		175,000	147,775
CT Investment GmbH
5.500%, due 04/15/26[3]	EUR	425,000	413,132
Hanesbrands, Inc.
9.000%, due 02/15/31[2]		75,000	76,774

PACE High Yield Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Apparel—(continued)
Kontoor Brands, Inc.
4.125%, due 11/15/29[2]		75,000	$63,732
			701,413
Auto manufacturers: 2.3%
Allison Transmission, Inc.
4.750%, due 10/01/27[2]		75,000	71,456
Ford Motor Co.
3.250%, due 02/12/32		175,000	135,715
4.750%, due 01/15/43		300,000	225,390
5.291%, due 12/08/46		400,000	323,507
6.100%, due 08/19/32		100,000	95,368
9.625%, due 04/22/30		200,000	232,572
Ford Motor Credit Co. LLC
2.700%, due 08/10/26		200,000	177,401
3.250%, due 09/15/25	EUR	100,000	105,257
3.625%, due 06/17/31		600,000	494,616
3.815%, due 11/02/27		200,000	179,319
4.000%, due 11/13/30		200,000	171,493
4.867%, due 08/03/27	EUR	275,000	293,932
5.113%, due 05/03/29		600,000	559,063
6.800%, due 05/12/28		200,000	200,120
6.860%, due 06/05/26	GBP	375,000	469,561
7.350%, due 11/04/27		200,000	205,660
Jaguar Land Rover Automotive PLC
4.500%, due 01/15/26[3]	EUR	250,000	259,565
5.875%, due 01/15/28[2]		200,000	172,922
Mclaren Finance PLC
7.500%, due 08/01/26[2]		200,000	163,200
Wabash National Corp.
4.500%, due 10/15/28[2]		25,000	21,752
			4,557,869
Auto parts & equipment: 2.2%
Adient Global Holdings Ltd.
3.500%, due 08/15/24[3]	EUR	26,154	28,277
7.000%, due 04/15/28[2]		25,000	25,636
8.250%, due 04/15/31[2]		25,000	25,608
Clarios Global LP
6.750%, due 05/15/25[2]		42,000	42,059
Clarios Global LP/Clarios
U.S. Finance Co.
6.250%, due 05/15/26[2]		25,000	24,877
8.500%, due 05/15/27[2]		25,000	25,146
Dana Financing Luxembourg Sarl
3.000%, due 07/15/29[3]	EUR	275,000	237,115
Dealer Tire LLC/DT Issuer LLC
8.000%, due 02/01/28[2]		75,000	69,562
Dornoch Debt Merger Sub, Inc.
6.625%, due 10/15/29[2]		275,000	203,728

PACE High Yield Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Auto parts & equipment—(continued)
Faurecia SE
2.750%, due 02/15/27[3]	EUR	100,000	$97,685
3.750%, due 06/15/28[3]		200,000	195,036
Goodyear Tire & Rubber Co.
5.000%, due 05/31/26		75,000	72,871
5.000%, due 07/15/29		150,000	132,594
5.250%, due 04/30/31		25,000	21,687
5.250%, due 07/15/31		350,000	301,875
9.500%, due 05/31/25		75,000	76,779
IHO Verwaltungs GmbH
8.750% Cash or 9.500% PIK,
8.750%, due 05/15/28[2,6]	EUR	675,000	754,270
Metalsa S A P I de C.V
3.750%, due 05/04/31[3]		200,000	150,250
Nemak SAB de C.V
2.250%, due 07/20/28[3]	EUR	325,000	272,348
2.250%, due 07/20/28[2]		125,000	104,749
3.625%, due 06/28/31[3]		200,000	148,500
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.
4.375%, due 05/15/26[3]	EUR	225,000	236,771
Standard Profil Automotive GmbH
6.250%, due 04/30/26[3]		225,000	148,757
TI Automotive Finance PLC
3.750%, due 04/15/29[3]		275,000	228,943
ZF Finance GmbH
2.750%, due 05/25/27[3]		400,000	391,795
3.000%, due 09/21/25[3]		100,000	104,422
ZF North America Capital, Inc.
6.875%, due 04/14/28[2]		150,000	154,378
7.125%, due 04/14/30[2]		150,000	154,829
			4,430,547
Banks: 3.1%
Banco de Bogota SA
6.250%, due 05/12/26[3]		500,000	483,219
Banco de Credito Social Cooperativo SA
(fixed, converts to FRN on 03/09/27),
1.750%, due 03/09/28[3,7]	EUR	200,000	175,202
Banco de Sabadell SA
1.125%, due 03/27/25[3]		200,000	204,282
1.750%, due 05/10/24[3]		100,000	106,888
Banco do Brasil SA
3.250%, due 09/30/26[3]		250,000	232,234
Banco Industrial SA
(fixed, converts to FRN on 01/29/26),
4.875%, due 01/29/31[2,7]		150,000	138,497

PACE High Yield Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Banks—(continued)
Bank of America Corp.
Series JJ,
(fixed, converts to FRN on 06/20/24),
5.125%, due 06/20/24[7,8]		75,000	$72,011
Barclays PLC
(fixed, converts to FRN on 06/15/25),
7.125%, due 06/15/25[7,8]	GBP	200,000	223,156
(fixed, converts to FRN on 06/15/24),
8.000%, due 06/15/24[7,8]		200,000	184,480
CaixaBank SA
(fixed, converts to FRN on 06/13/24),
6.750%, due 06/13/24[3,7,8]	EUR	400,000	425,884
Citigroup, Inc.
Series V,
(fixed, converts to FRN on 01/30/25),
4.700%, due 01/30/25[7,8]		200,000	175,319
Series T,
(fixed, converts to FRN on 08/15/26),
6.250%, due 08/15/26[7,8]		125,000	122,596
Commerzbank AG
(fixed, converts to FRN on 12/29/26),
1.375%, due 12/29/31[3,7]	EUR	200,000	183,263
(fixed, converts to FRN on 12/05/25),
4.000%, due 12/05/30[3,7]		100,000	104,086
(fixed, converts to FRN on 12/06/27),
6.500%, due 12/06/32[3,7]		100,000	110,231
Deutsche Bank AG
(fixed, converts to FRN on 06/24/27),
4.000%, due 06/24/32[3,7]		400,000	380,373
(fixed, converts to FRN on 05/19/26),
5.625%, due 05/19/31[3,7]		100,000	104,130
Freedom Mortgage Corp.
6.625%, due 01/15/27[2]		250,000	202,500
7.625%, due 05/01/26[2]		75,000	64,134
Goldman Sachs Group, Inc.
Series R,
(fixed, converts to FRN on 02/10/25),
4.950%, due 02/10/25[7,8]		75,000	70,122

PACE High Yield Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Banks—(continued)
HDFC Bank Ltd.
(fixed, converts to FRN on 02/25/27),
3.700%, due 08/25/26[3,7,8]		200,000	$171,553
Intesa Sanpaolo SpA
2.925%, due 10/14/30[3]	EUR	250,000	224,498
3.928%, due 09/15/26[3]		500,000	542,093
Inversiones Atlantida SA
7.500%, due 05/19/26[2]		200,000	183,225
JPMorgan Chase & Co.
Series HH,
(fixed, converts to FRN on 02/01/25),
4.600%, due 02/01/25[7,8]		75,000	69,562
Series S,
(fixed, converts to FRN on 02/01/24),
6.750%, due 02/01/24[7,8]		125,000	124,850
Turkiye Vakiflar Bankasi TAO
8.125%, due 03/28/242		250,000	248,641
UniCredit SpA
(fixed, converts to FRN on 09/23/24),
2.000%, due 09/23/29[3,7]	EUR	600,000	612,963
(fixed, converts to FRN on 01/15/27),
2.731%, due 01/15/32[3,7]		325,000	306,481
			6,246,473
Beverages: 0.6%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL
5.250%, due 04/27/29[2]		650,000	606,450
Primo Water Holdings, Inc.
3.875%, due 10/31/28[3]	EUR	456,000	438,238
4.375%, due 04/30/29[2]		150,000	132,289
Triton Water Holdings, Inc.
6.250%, due 04/01/29[2]		100,000	84,000
			1,260,977
Biotechnology: 0.0%†
Grifols Escrow Issuer SA
3.875%, due 10/15/28[3]	EUR	100,000	85,122

Building Materials: 1.9%
Builders FirstSource, Inc.
4.250%, due 02/01/32[2]		250,000	219,045
5.000%, due 03/01/30[2]		100,000	93,365
6.375%, due 06/15/32[2]		275,000	273,545

PACE High Yield Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Building Materials—(continued)
Cemex SAB de CV
3.875%, due 07/11/31[2]		200,000	$166,538
(fixed, converts to FRN on 09/08/26),
5.125%, due 06/08/26[2,7,8]		200,000	176,185
5.450%, due 11/19/29[2]		200,000	190,625
5.450%, due 11/19/29[3]		200,000	190,625
Compact Bidco BV
5.750%, due 05/01/26[3]	EUR	225,000	171,070
5.750%, due 05/01/26[2]		200,000	152,062
Griffon Corp.
5.750%, due 03/01/28		250,000	230,641
James Hardie International Finance DAC
3.625%, due 10/01/26[3]	EUR	325,000	340,244
3.625%, due 10/01/26[2]		150,000	157,036
JELD-WEN, Inc.
4.625%, due 12/15/25[2]		50,000	48,250
6.250%, due 05/15/25[2]		75,000	75,522
Knife River Holding Co.
7.750%, due 05/01/31[2]		50,000	50,685
MIWD Holdco II LLC/MIWD Finance Corp.
5.500%, due 02/01/30[2]		75,000	63,000
New Enterprise Stone & Lime Co., Inc.
5.250%, due 07/15/28[2]		125,000	111,875
9.750%, due 07/15/28[2]		100,000	95,500
Oscar AcquisitionCo LLC/Oscar Finance, Inc.
9.500%, due 04/15/30[2]		100,000	87,500
PGT Innovations, Inc.
4.375%, due 10/01/29[2]		125,000	113,325
Smyrna Ready Mix Concrete LLC
6.000%, due 11/01/28[2]		175,000	163,787
Standard Industries, Inc.
4.375%, due 07/15/30[2]		175,000	151,051
5.000%, due 02/15/27[2]		125,000	119,524
Summit Materials LLC/Summit Materials Finance Corp.
5.250%, due 01/15/29[2]		100,000	95,020
6.500%, due 03/15/27[2]		50,000	49,750
Victoria PLC
3.625%, due 08/24/26[3]	EUR	100,000	88,158
West China Cement Ltd.
4.950%, due 07/08/26[3]		200,000	157,358
			3,831,286
Chemicals: 2.6%
ASP Unifrax Holdings, Inc.
7.500%, due 09/30/29[2]		25,000	17,865

PACE High Yield Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Chemicals—(continued)
Avient Corp.
5.750%, due 05/15/25[2]		100,000	$99,927
7.125%, due 08/01/30[2]		125,000	127,751
Braskem Netherlands Finance BV
(fixed, converts to FRN on 01/23/26),
8.500%, due 01/23/81[3,7]		300,000	297,188
Chemours Co.
4.625%, due 11/15/29[2]		75,000	61,770
5.375%, due 05/15/27		25,000	23,234
5.750%, due 11/15/28[2]		75,000	66,659
Consolidated Energy Finance SA
5.000%, due 10/15/28[2]	EUR	450,000	427,178
Cornerstone Chemical Co.
10.250%, due 09/01/27[2]		50,000	44,500
Herens Midco Sarl
5.250%, due 05/15/29[3]	EUR	325,000	238,184
Innophos Holdings, Inc.
9.375%, due 02/15/28[2]		100,000	100,383
Iris Holdings, Inc.
8.750% Cash or 9.500% PIK,
8.750%, due 02/15/26[2,6]		125,000	114,950
Italmatch Chemicals SpA
10.000%, due 02/06/28[2]	EUR	125,000	138,793
Lune Holdings Sarl
5.625%, due 11/15/28[3]		325,000	306,031
Methanex Corp.
5.125%, due 10/15/27		75,000	71,653
Minerals Technologies, Inc.
5.000%, due 07/01/28[2]		100,000	91,250
Monitchem HoldCo 3 SA
8.750%, due 05/01/28[2]	EUR	100,000	110,741
NOVA Chemicals Corp.
4.250%, due 05/15/29[2]		50,000	40,433
5.000%, due 05/01/25[2]		50,000	48,517
5.250%, due 06/01/27[2]		75,000	67,874
OCP SA
3.750%, due 06/23/31[2]		200,000	167,600
6.875%, due 04/25/44[3]		500,000	461,031
Olin Corp.
5.000%, due 02/01/30		75,000	70,022
5.625%, due 08/01/29		150,000	146,250
Olympus Water U.S. Holding Corp.
5.375%, due 10/01/29[3]	EUR	175,000	140,790
6.250%, due 10/01/29[2]		200,000	160,717
Polar US Borrower LLC/Schenectady International Group, Inc.
6.750%, due 05/15/26[2]		125,000	75,938

PACE High Yield Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Chemicals—(continued)
Sasol Financing USA LLC
5.500%, due 03/18/31		300,000	$248,213
5.875%, due 03/27/24		300,000	296,119
SCIH Salt Holdings, Inc.
4.875%, due 05/01/28[2]		150,000	135,064
6.625%, due 05/01/29[2]		175,000	145,899
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.125%, due 04/01/29[2]		240,000	148,800
5.375%, due 09/01/25[2]		200,000	167,624
Tronox, Inc.
4.625%, due 03/15/29[2]		175,000	145,269
WR Grace Holdings LLC
4.875%, due 06/15/27[2]		125,000	118,713
5.625%, due 08/15/29[2]		125,000	107,823
7.375%, due 03/01/31[2]		50,000	50,077
			5,280,830
Coal: 0.1%
Cloud Peak Energy
Resources LLC/Cloud Peak Energy Finance Corp.
3.000%, due 03/15/24[4,5,9]		550,000	5,500
Indika Energy Capital IV Pte Ltd.
8.250%, due 10/22/25[2]		300,000	296,212
Murray Energy Corp.
0.000%, due 04/15/24[2,4,5,10]		1,268,693	0
			301,712
Commercial services: 4.2%
ADT Security Corp.
4.125%, due 08/01/29[2]		100,000	86,875
4.875%, due 07/15/32[2]		150,000	129,750
Adtalem Global Education, Inc.
5.500%, due 03/01/28[2]		131,000	124,450
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.000%, due 06/01/29[2]		200,000	156,796
6.625%, due 07/15/26[2]		300,000	289,185
9.750%, due 07/15/27[2]		275,000	255,814
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl
3.625%, due 06/01/28[2]	EUR	100,000	90,224
4.625%, due 06/01/28[2]		200,000	174,106
4.875%, due 06/01/28[3]	GBP	250,000	253,722
Alta Equipment Group, Inc.
5.625%, due 04/15/26[2]		75,000	69,163
AMN Healthcare, Inc.
4.000%, due 04/15/29[2]		400,000	352,000
4.625%, due 10/01/27[2]		25,000	23,309

PACE High Yield Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Commercial services—(continued)
APi Group DE, Inc.
4.125%, due 07/15/29[2]		175,000	$151,427
APX Group, Inc.
5.750%, due 07/15/29[2]		175,000	156,326
Arena Luxembourg Finance Sarl
1.875%, due 02/01/28[3]	EUR	125,000	108,813
1.875%, due 02/01/28[2]		100,000	87,050
ASGN, Inc.
4.625%, due 05/15/28[2]		250,000	231,030
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.750%, due 04/01/28[2]		50,000	44,875
5.375%, due 03/01/29[2]		250,000	226,779
5.750%, due 07/15/27[2]		25,000	23,687
Carriage Services, Inc.
4.250%, due 05/15/29[2]		75,000	62,164
DP World Salaam
(fixed, converts to FRN on 01/01/26),
6.000%, due 10/01/25[3,7,8]		300,000	299,344
EC Finance PLC
3.000%, due 10/15/26[3]	EUR	125,000	128,815
eHi Car Services Ltd.
7.000%, due 09/21/26[3]		200,000	129,466
HealthEquity, Inc.
4.500%, due 10/01/29[2]		75,000	67,065
Hertz Corp.
3.000%, due 01/15/28[2]		50,000	3,500
4.625%, due 12/01/26[2]		25,000	22,516
5.000%, due 12/01/29[2]		250,000	204,530
Kapla Holding SAS
3.375%, due 12/15/26[3]	EUR	150,000	147,038
La Financiere Atalian SASU
4.000%, due 05/15/24[3]		225,000	178,498
5.125%, due 05/15/25[3]		250,000	182,188
6.625%, due 05/15/25[3]	GBP	100,000	81,726
Loxam SAS
5.750%, due 07/15/27[3]	EUR	225,000	218,142
Matthews International Corp.
5.250%, due 12/01/25[2]		75,000	71,906
Metis Merger Sub LLC
6.500%, due 05/15/29[2]		200,000	169,527
Mundys SpA
1.875%, due 02/12/28[3]	EUR	300,000	275,757
Nassa Topco AS
2.875%, due 04/06/24[3]		100,000	107,435
Neptune Bidco US, Inc.
9.290%, due 04/15/29[2]		275,000	258,844
NESCO Holdings II, Inc.
5.500%, due 04/15/29[2]		125,000	112,944

PACE High Yield Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Commercial services—(continued)
Paysafe Finance PLC/Paysafe Holdings US Corp.
4.000%, due 06/15/29[2]		100,000	$78,158
PECF USS Intermediate Holding III Corp.
8.000%, due 11/15/29[2]		125,000	81,584
Prime Security Services
Borrower LLC/Prime Finance, Inc.
5.250%, due 04/15/24[2,11]		75,000	74,643
6.250%, due 01/15/28[2]		75,000	70,240
PROG Holdings, Inc.
6.000%, due 11/15/29[2]		50,000	45,000
Q-Park Holding I BV
2.000%, due 03/01/27[3]	EUR	175,000	163,908
2.000%, due 03/01/27[2]		100,000	93,662
Rekeep SpA
7.250%, due 02/01/26[3]		275,000	266,224
Sabre Global, Inc.
9.250%, due 04/15/25[2]		75,000	69,187
Service Corp. International
3.375%, due 08/15/30		75,000	63,542
4.000%, due 05/15/31		200,000	176,254
5.125%, due 06/01/29		50,000	48,125
Techem Verwaltungsgesellschaft 675 mbH
2.000%, due 07/15/25[3]	EUR	300,000	312,253
United Rentals North America, Inc.
3.750%, due 01/15/32		50,000	42,873
3.875%, due 02/15/31		125,000	110,021
4.000%, due 07/15/30		175,000	156,621
4.875%, due 01/15/28		50,000	48,040
5.250%, due 01/15/30		75,000	72,541
5.500%, due 05/15/27		25,000	24,840
Verisure Holding AB
3.250%, due 02/15/27[3]	EUR	125,000	120,734
7.125%, due 02/01/28[2]		125,000	137,122
Verscend Escrow Corp.
9.750%, due 08/15/26[2]		125,000	126,154
WASH Multifamily Acquisition, Inc.
5.750%, due 04/15/26[2]		100,000	93,752
Williams Scotsman International, Inc.
4.625%, due 08/15/28[2]		75,000	68,865
6.125%, due 06/15/25[2]		60,000	59,702
			8,360,831
Computers: 0.9%
CA Magnum Holdings
5.375%, due 10/31/26[3]		200,000	175,350
Diebold Nixdorf Dutch Holding BV
9.000%, due 07/15/25[2]	EUR	157,000	77,849

PACE High Yield Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Computers—(continued)
Diebold Nixdorf, Inc.
8.500%, due 10/15/26[2,6]		50,873	$8,657
9.375%, due 07/15/25[2]		103,000	45,281
Exela Intermediate LLC/Exela Finance, Inc.
11.500%, due 07/15/26[2]		182,000	21,820
NCR Corp.
5.000%, due 10/01/28[2]		125,000	109,022
5.125%, due 04/15/29[2]		300,000	259,500
5.250%, due 10/01/30[2]		25,000	21,020
5.750%, due 09/01/27[2]		125,000	122,662
6.125%, due 09/01/29[2]		200,000	196,029
Presidio Holdings, Inc.
4.875%, due 02/01/27[2]		150,000	142,061
8.250%, due 02/01/28[2]		150,000	141,205
Seagate HDD Cayman
4.125%, due 01/15/31		80,000	66,400
9.625%, due 12/01/32[2]		226,125	247,964
Vericast Corp.
11.000%, due 09/15/26[2]		126,250	133,825
			1,768,645
Distribution & wholesale: 0.2%
American Builders & Contractors Supply Co., Inc.
4.000%, due 01/15/28[2]		50,000	45,775
BCPE Empire Holdings, Inc.
7.625%, due 05/01/27[2]		175,000	160,562
KAR Auction Services, Inc.
5.125%, due 06/01/25[2]		28,000	27,761
Li & Fung Ltd.
5.250%, due 11/03/23[3,8]		200,000	104,312
Resideo Funding, Inc.
4.000%, due 09/01/29[2]		50,000	42,349
Ritchie Bros Holdings, Inc.
6.750%, due 03/15/28[2]		50,000	51,750
7.750%, due 03/15/31[2]		50,000	53,125
			485,634
Diversified financial services: 3.8%
4finance SA
10.750%, due 10/26/26	EUR	200,000	195,725
AG Issuer LLC
6.250%, due 03/01/28[2]		150,000	139,400
AG TTMT Escrow Issuer LLC
8.625%, due 09/30/27[2]		25,000	25,701
Agps Bondco PLC
5.000%, due 01/14/29[3]	EUR	200,000	74,929

PACE High Yield Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Diversified financial services—(continued)
Ally Financial, Inc.
Series B,
(fixed, converts to FRN on 05/15/26),
4.700%, due 05/15/26[7,8]		100,000	$73,750
6.700%, due 02/14/33		25,000	22,558
B3 SA—Brasil Bolsa Balca
4.125%, due 09/20/31[3]		200,000	166,600
Coinbase Global, Inc.
3.375%, due 10/01/28[2]		150,000	90,615
3.625%, due 10/01/31[2]		150,000	83,823
Credito Real SAB de CV
0.000%, due 02/01/27[3,10]	EUR	275,000	21,212
Curo Group Holdings Corp.
7.500%, due 08/01/28[2]		100,000	39,382
doValue SpA
3.375%, due 07/31/26[3]	EUR	100,000	98,533
3.375%, due 07/31/26[2]		150,000	147,799
5.000%, due 08/04/25[2]		325,000	345,273
Enact Holdings, Inc.
6.500%, due 08/15/25[2]		250,000	247,575
Garfunkelux Holdco 3 SA
7.750%, due 11/01/25[3]	GBP	225,000	212,167
Global Aircraft Leasing Co. Ltd.
6.500% Cash or 7.250% PIK,
6.500%, due 09/15/24[2,6]		339,557	303,129
International Personal Finance PLC
9.750%, due 11/12/25	EUR	325,000	318,367
Iqera Group SAS
6.500%, due 09/30/24[2]		100,000	106,168
Jane Street Group/JSG Finance, Inc.
4.500%, due 11/15/29[2]		75,000	67,116
Jefferson Capital Holdings LLC
6.000%, due 08/15/26[2]		150,000	128,007
Jerrold Finco PLC
4.875%, due 01/15/26[3]	GBP	100,000	110,027
5.250%, due 01/15/27[3]		175,000	187,430
Macquarie Airfinance Holdings Ltd.
8.375%, due 05/01/28[2]		25,000	25,017
Midcap Financial Issuer Trust
6.500%, due 05/01/28[2]		200,000	180,669
Motion Finco Sarl
7.000%, due 05/15/25[3]	EUR	250,000	278,672
Muthoot Finance Ltd.
4.400%, due 09/02/23[3]		200,000	198,000
Nationstar Mortgage Holdings, Inc.
5.125%, due 12/15/30[2]		75,000	61,433
5.500%, due 08/15/28[2]		100,000	89,250
5.750%, due 11/15/31[2]		50,000	41,587
6.000%, due 01/15/27[2]		75,000	71,063

PACE High Yield Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Diversified financial services—(continued)
Navient Corp.
5.000%, due 03/15/27		231,000	$207,995
5.500%, due 03/15/29		250,000	215,237
Series A,
5.625%, due 08/01/33		150,000	112,428
6.125%, due 03/25/24		225,000	223,015
6.750%, due 06/25/25		125,000	122,908
6.750%, due 06/15/26		200,000	194,777
Newday Bondco PLC
13.250%, due 12/15/26[3]	GBP	103,000	128,151
NFP Corp.
4.875%, due 08/15/28[2]		300,000	273,069
OneMain Finance Corp.
3.875%, due 09/15/28		25,000	20,063
4.000%, due 09/15/30		75,000	56,639
5.375%, due 11/15/29		25,000	21,031
6.625%, due 01/15/28		25,000	23,188
6.875%, due 03/15/25		50,000	48,914
7.125%, due 03/15/26		400,000	389,816
PennyMac Financial Services, Inc.
4.250%, due 02/15/29[2]		175,000	143,810
5.750%, due 09/15/31[2]		75,000	62,633
PRA Group, Inc.
8.375%, due 02/01/28[2]		100,000	99,757
Provident Funding Associates LP/PFG Finance Corp.
6.375%, due 06/15/25[2]		75,000	65,625
Radian Group, Inc.
4.500%, due 10/01/24		50,000	48,250
4.875%, due 03/15/27		25,000	23,775
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.
3.625%, due 03/01/29[2]		75,000	63,414
3.875%, due 03/01/31[2]		50,000	40,380
4.000%, due 10/15/33[2]		275,000	215,187
SLM Corp.
3.125%, due 11/02/26		250,000	218,750
Synchrony Financial
7.250%, due 02/02/33		75,000	69,000
VistaJet Malta Finance PLC/XO Management Holding, Inc.
6.375%, due 02/01/30[2]		75,000	64,885
7.875%, due 05/01/27[2]		125,000	118,750
World Acceptance Corp.
7.000%, due 11/01/26[2]		125,000	101,719
			7,524,143
Electric: 2.4%
AES Andres BV
5.700%, due 05/04/28[2]		400,000	359,075

PACE High Yield Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Electric—(continued)
Calpine Corp.
5.000%, due 02/01/31[2]		25,000	$21,062
5.125%, due 03/15/28[2]		300,000	277,113
Centrais Eletricas Brasileiras SA
3.625%, due 02/04/25[2]		200,000	189,970
Clean Renewable Power Mauritius Pte Ltd.
4.250%, due 03/25/27[2]		186,000	162,959
Clearway Energy Operating LLC
3.750%, due 01/15/32[2]		50,000	41,939
4.750%, due 03/15/28[2]		50,000	47,384
ContourGlobal Power Holdings SA
3.125%, due 01/01/28[2]	EUR	100,000	88,201
3.125%, due 01/01/28[3]		200,000	176,401
Electricite de France SA
(fixed, converts to FRN on 01/22/26),
5.000%, due 01/22/26[3,7,8]		300,000	304,124
(fixed, converts to FRN on 01/29/25),
5.375%, due 01/29/25[3,7,8]		100,000	105,507
Eskom Holdings SOC Ltd.
6.350%, due 08/10/28[3]		400,000	376,594
6.750%, due 08/06/23[3]		210,000	207,677
Instituto Costarricense de Electricidad
6.375%, due 05/15/43[3]		200,000	164,625
6.750%, due 10/07/31[2]		300,000	287,869
Investment Energy Resources Ltd.
6.250%, due 04/26/29[2]		200,000	184,412
Leeward Renewable Energy Operations LLC
4.250%, due 07/01/29[2]		50,000	45,005
Mong Duong Finance Holdings BV
5.125%, due 05/07/29[2]		375,000	324,690
NextEra Energy Operating Partners LP
3.875%, due 10/15/26[2]		125,000	117,031
NRG Energy, Inc.
3.375%, due 02/15/29[2]		50,000	42,340
3.625%, due 02/15/31[2]		25,000	20,237
6.625%, due 01/15/27		46,000	46,130
7.000%, due 03/15/33[2]		100,000	103,752
(fixed, converts to FRN on 03/15/28),
10.250%, due 03/15/28[2,7,8]		100,000	98,108
PG&E Corp.
5.000%, due 07/01/28		175,000	164,669
RRI Energy, Inc.
3.000%, due 06/15/17[4,5]		75,000	0

PACE High Yield Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Electric—(continued)
SMC Global Power Holdings Corp.
(fixed, converts to FRN on 04/25/24),
6.500%, due 04/25/24[3,7,8]		200,000	$177,787
Talen Energy Supply LLC
0.000%, due 05/15/27[2,10]		25,000	26,000
0.000%, due 01/15/28[2,10]		100,000	103,500
8.625%, due 06/01/30[2]		75,000	75,000
TransAlta Corp.
7.750%, due 11/15/29		100,000	105,008
Vistra Corp.
(fixed, converts to FRN on 12/15/26),
7.000%, due 12/15/26[2,7,8]		150,000	134,524
Vistra Operations Co. LLC
5.500%, due 09/01/26[2]		200,000	195,968
			4,774,661
Electrical components & equipment: 0.2%
Belden, Inc.
3.375%, due 07/15/27[3]	EUR	350,000	352,884
Energizer Holdings, Inc.
6.500%, due 12/31/27[2]		50,000	48,774
Senvion Holding GmbH
3.875%, due 10/25/22[3,10]	EUR	400,000	1,102
			402,760
Electronics: 0.5%
Coherent Corp.
5.000%, due 12/15/29[2]		100,000	90,013
Imola Merger Corp.
4.750%, due 05/15/29[2]		600,000	519,571
Likewize Corp.
9.750%, due 10/15/25[2]		75,000	67,051
Sensata Technologies BV
4.000%, due 04/15/29[2]		200,000	180,738
Sensata Technologies, Inc.
3.750%, due 02/15/31[2]		75,000	65,156
TTM Technologies, Inc.
4.000%, due 03/01/29[2]		200,000	171,374
			1,093,903
Energy-Alternate Sources: 0.5%
Azure Power Solar Energy Pvt Ltd.
5.650%, due 12/24/24[2]		300,000	254,681
Continuum Energy Levanter Pte Ltd.
4.500%, due 02/09/27[2]		186,000	166,214
Greenko Power II Ltd.
4.300%, due 12/13/28[2]		238,750	205,325
ReNew Power Pvt Ltd.
5.875%, due 03/05/27[2]		299,000	280,743

PACE High Yield Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Energy-Alternate Sources—(continued)
TerraForm Power Operating LLC
4.750%, due 01/15/30[2]		125,000	$115,936
5.000%, due 01/31/28[2]		50,000	47,875
			1,070,774
Engineering & construction: 1.0%
Aeropuertos Dominicanos Siglo XXI SA
6.750%, due 03/30/29[3]		510,000	500,310
Arcosa, Inc.
4.375%, due 04/15/29[2]		50,000	45,546
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Par
4.050%, due 04/27/26[3]		200,000	171,287
GMR Hyderabad International Airport Ltd.
4.750%, due 02/02/26[2]		300,000	280,650
OHL Operaciones SA
5.100% Cash or 1.500% PIK,
6.600%, due 03/31/26[3,6]	EUR	107,722	100,709
5.100% Cash or 1.500% PIK,
9.750%, due 03/31/26[2,6]		200,054	187,031
Sarens Finance Co., NV
5.750%, due 02/21/27[3]		238,000	208,517
Sitios Latinoamerica SAB de CV
5.375%, due 04/04/32[2]		200,000	181,280
TopBuild Corp.
4.125%, due 02/15/32[2]		75,000	64,449
Weekley Homes LLC/Weekley Finance Corp.
4.875%, due 09/15/28[2]		200,000	173,624
			1,913,403
Entertainment: 3.8%
888 Acquisitions Ltd.
7.558%, due 07/15/27[2]	EUR	175,000	173,935
Affinity Interactive
6.875%, due 12/15/27[2]		150,000	134,923
Allen Media LLC/Allen Media Co-Issuer, Inc.
10.500%, due 02/15/28[2]		150,000	80,308
Allwyn Entertainment Financing UK PLC
7.250%, due 04/30/30[2]	EUR	125,000	138,988
AMC Entertainment Holdings, Inc.
5.875%, due 11/15/26		25,000	10,625
10.000%, due 06/15/26[2]		574,932	388,237
Boyne USA, Inc.
4.750%, due 05/15/29[2]		150,000	135,871

PACE High Yield Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Entertainment—(continued)
Caesars Entertainment, Inc.
4.625%, due 10/15/29[2]		600,000	$526,377
6.250%, due 07/01/25[2]		150,000	150,183
7.000%, due 02/15/30[2]		100,000	100,892
8.125%, due 07/01/27[2]		50,000	51,013
Caesars Resort Collection LLC/CRC Finco, Inc.
5.750%, due 07/01/25[2]		100,000	100,824
CDI Escrow Issuer, Inc.
5.750%, due 04/01/30[2]		225,000	216,951
Cedar Fair LP
5.250%, due 07/15/29		102,000	94,885
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op
6.500%, due 10/01/28		200,000	197,609
Churchill Downs, Inc.
4.750%, due 01/15/28[2]		75,000	71,025
5.500%, due 04/01/27[2]		150,000	146,332
Cinemark USA, Inc.
5.250%, due 07/15/28[2]		325,000	289,824
5.875%, due 03/15/26[2]		100,000	95,547
Cirsa Finance International SARL
4.750%, due 05/22/25[3]	EUR	300,000	321,479
Codere Finance 2 Luxembourg SA
8.000% Cash or 3.000% PIK,
11.000%, due 09/30/26[3,6]		100,556	94,182
8.000% Cash or 3.000% PIK,
11.000%, due 09/30/26[2,6]		61,563	57,661
2.000% Cash or 10.750% PIK,
12.750%, due 11/30/27[3,6]		217,319	70,139
Everi Holdings, Inc.
5.000%, due 07/15/29[2]		50,000	44,563
Golden Entertainment, Inc.
7.625%, due 04/15/26[2]		200,000	202,000
Inter Media and Communication SpA
6.750%, due 02/09/27[3]	EUR	150,000	155,735
6.750%, due 02/09/27[2]		100,000	103,823
International Game Technology PLC
4.125%, due 04/15/26[2]		200,000	192,011
Intralot Capital Luxembourg SA
5.250%, due 09/15/24[3]	EUR	550,000	566,652
Jacobs Entertainment, Inc.
6.750%, due 02/15/29[2]		225,000	195,750
LHMC Finco 2 SARL
7.250% Cash or 8.000% PIK,
7.250%, due 10/02/25[3,6]	EUR	234,000	241,085

PACE High Yield Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Entertainment—(continued)
Live Nation Entertainment, Inc.
3.750%, due 01/15/28[2]		75,000	$67,125
4.750%, due 10/15/27[2]		50,000	46,308
4.875%, due 11/01/24[2]		75,000	74,060
5.625%, due 03/15/26[2]		225,000	218,919
Lottomatica SpA
9.750%, due 09/30/27[2]	EUR	150,000	177,009
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.875%, due 05/01/29[2]		125,000	111,875
Mohegan Tribal Gaming Authority
8.000%, due 02/01/26[2]		150,000	134,250
Motion Bondco DAC
6.625%, due 11/15/27[2]		200,000	181,034
Penn Entertainment, Inc.
4.125%, due 07/01/29[2]		225,000	189,552
Pinewood Finance Co. Ltd.
3.625%, due 11/15/27[3]	GBP	100,000	111,922
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.625%, due 09/01/29[2]		175,000	126,926
5.875%, due 09/01/31[2]		125,000	88,438
Raptor Acquisition Corp./Raptor Co-Issuer LLC
4.875%, due 11/01/26[2]		75,000	70,125
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc.
6.625%, due 03/01/30[2]		50,000	44,362
Scientific Games International, Inc.
7.000%, due 05/15/28[2]		250,000	249,390
7.250%, due 11/15/29[2]		25,000	25,000
8.625%, due 07/01/25[2]		25,000	25,563
SeaWorld Parks & Entertainment, Inc.
5.250%, due 08/15/29[2]		250,000	225,007
Six Flags Entertainment Corp.
5.500%, due 04/15/27[2]		25,000	23,892
WMG Acquisition Corp.
3.000%, due 02/15/31[2]		25,000	20,460
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.125%, due 10/01/29[2]		125,000	115,094
			7,675,740
Environmental control: 0.1%
Clean Harbors, Inc.
6.375%, due 02/01/31[2]		50,000	51,012
Covanta Holding Corp.
5.000%, due 09/01/30		100,000	88,440

PACE High Yield Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Environmental control—(continued)
Madison IAQ LLC
5.875%, due 06/30/29[2]		100,000	$78,281
			217,733
Food: 2.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.250%, due 03/15/26[2]		75,000	70,534
3.500%, due 03/15/29[2]		25,000	22,150
4.625%, due 01/15/27[2]		175,000	169,172
4.875%, due 02/15/30[2]		75,000	69,937
5.875%, due 02/15/28[2]		50,000	49,497
6.500%, due 02/15/28[2]		150,000	151,875
Bellis Acquisition Co. PLC
3.250%, due 02/16/26[3]	GBP	400,000	412,214
C&S Group Enterprises LLC
5.000%, due 12/15/28[2]		100,000	78,945
Casino Guichard Perrachon SA
4.498%, due 03/07/24[3,12]	EUR	100,000	31,955
5.250%, due 04/15/27[3]		100,000	25,729
Grupo KUO SAB De CV
5.750%, due 07/07/27[3]		400,000	366,450
Ingles Markets, Inc.
4.000%, due 06/15/31[2]		175,000	151,130
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.500%, due 01/15/30[2]		100,000	95,475
Lamb Weston Holdings, Inc.
4.125%, due 01/31/30[2]		100,000	91,583
4.375%, due 01/31/32[2]		100,000	91,222
MARB BondCo PLC
3.950%, due 01/29/31[3]		400,000	292,630
Minerva Luxembourg SA
4.375%, due 03/18/31[3]		250,000	196,125
4.375%, due 03/18/31[2]		250,000	196,125
Nathan's Famous, Inc.
6.625%, due 11/01/25[2]		80,000	79,800
NBM US Holdings, Inc.
7.000%, due 05/14/26[3]		200,000	194,060
Performance Food Group, Inc.
4.250%, due 08/01/29[2]		125,000	113,794
5.500%, due 10/15/27[2]		50,000	49,004
Pilgrim's Pride Corp.
6.250%, due 07/01/33		50,000	49,461
Post Holdings, Inc.
4.500%, due 09/15/31[2]		50,000	43,754
5.500%, due 12/15/29[2]		75,000	71,336
5.625%, due 01/15/28[2]		25,000	24,427
Premier Foods Finance PLC
3.500%, due 10/15/26[3]	GBP	250,000	284,340

PACE High Yield Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Food—(continued)
Rallye SA
Series COFP,
5.250%, due 02/28/32[3]	EUR	800,000	$35,261
SEG Holding LLC/SEG Finance Corp.
5.625%, due 10/15/28[2]		250,000	236,875
Sigma Holdco BV
5.750%, due 05/15/26[3]	EUR	525,000	458,344
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.625%, due 03/01/29[2]		175,000	144,594
United Natural Foods, Inc.
6.750%, due 10/15/28[2]		50,000	47,460
US Foods, Inc.
4.750%, due 02/15/29[2]		200,000	186,036
6.250%, due 04/15/25[2]		100,000	100,520
			4,681,814
Food service: 0.2%
Aramark Services, Inc.
5.000%, due 04/01/25[2]		75,000	74,243
5.000%, due 02/01/28[2]		100,000	95,240
6.375%, due 05/01/25[2]		125,000	125,000
TKC Holdings, Inc.
10.500%, due 05/15/29[2]		100,000	67,750
			362,233
Forest products & paper: 0.1%
Appcion Esc
9.000%, due 06/01/25[2,4,5,9]		650,000	6,500
Domtar Corp.
6.750%, due 10/01/28[2]		83,000	71,886
Glatfelter Corp.
4.750%, due 11/15/29[2]		75,000	53,396
Mercer International, Inc.
5.125%, due 02/01/29		150,000	125,260
			257,042
Gas: 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.500%, due 05/20/25		50,000	48,553
5.750%, due 05/20/27		150,000	141,628
EP Infrastructure AS
1.816%, due 03/02/31[3]	EUR	375,000	292,296
2.045%, due 10/09/28[3]		150,000	130,451
			612,928

PACE High Yield Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Hand & machine tools: 0.2%
Regal Rexnord Corp.
6.050%, due 02/15/26[2]		50,000	$50,706
6.050%, due 04/15/28[2]		50,000	50,475
6.300%, due 02/15/30[2]		50,000	50,940
6.400%, due 04/15/33[2]		50,000	50,989
Werner FinCo LP/Werner FinCo, Inc.
8.750%, due 07/15/25[2]		125,000	99,816
			302,926
Healthcare-products: 0.6%
Avantor Funding, Inc.
3.875%, due 11/01/29[2]		150,000	132,130
4.625%, due 07/15/28[2]		275,000	257,228
Marcolin SpA
6.125%, due 11/15/26[3]	EUR	300,000	274,241
Medline Borrower LP
3.875%, due 04/01/29[2]		257,000	224,863
5.250%, due 10/01/29[2]		375,000	324,361
			1,212,823
Healthcare-services: 2.7%
Acadia Healthcare Co., Inc.
5.000%, due 04/15/29[2]		100,000	94,637
5.500%, due 07/01/28[2]		125,000	120,663
AHP Health Partners, Inc.
5.750%, due 07/15/29[2]		75,000	63,750
Air Methods Corp.
8.000%, due 05/15/25[2]		175,000	10,500
Catalent Pharma Solutions, Inc.
2.375%, due 03/01/28[3]	EUR	250,000	230,370
Charles River Laboratories International, Inc.
4.000%, due 03/15/31[2]		82,000	71,443
CHS/Community Health Systems, Inc.
4.750%, due 02/15/31[2]		250,000	201,685
5.250%, due 05/15/30[2]		125,000	104,183
5.625%, due 03/15/27[2]		175,000	161,485
6.000%, due 01/15/29[2]		75,000	66,469
6.125%, due 04/01/30[2]		150,000	106,758
6.875%, due 04/01/28[2]		48,000	35,435
6.875%, due 04/15/29[2]		200,000	147,988
8.000%, due 03/15/26[2]		250,000	247,735
8.000%, due 12/15/27[2]		250,000	247,614
DaVita, Inc.
3.750%, due 02/15/31[2]		175,000	140,923
4.625%, due 06/01/30[2]		325,000	283,097
Encompass Health Corp.
4.750%, due 02/01/30		125,000	115,272
Envision Healthcare Corp.
8.750%, due 10/15/26[2]		200,000	5,000

PACE High Yield Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Healthcare-services—(continued)
HCA, Inc.
5.375%, due 09/01/26		75,000	$75,542
IQVIA, Inc.
2.250%, due 03/15/29[3]	EUR	200,000	183,240
Legacy LifePoint Health LLC
6.750%, due 04/15/25[2]		100,000	96,208
LifePoint Health, Inc.
5.375%, due 01/15/29[2]		100,000	62,686
ModivCare Escrow Issuer, Inc.
5.000%, due 10/01/29[2]		75,000	60,491
Molina Healthcare, Inc.
3.875%, due 11/15/30[2]		125,000	110,267
3.875%, due 05/15/32[2]		150,000	128,547
4.375%, due 06/15/28[2]		150,000	140,582
Pediatrix Medical Group, Inc.
5.375%, due 02/15/30[2]		50,000	45,666
Prime Healthcare Services, Inc.
7.250%, due 11/01/25[2]		150,000	135,413
Rede D'or Finance Sarl
4.500%, due 01/22/30[3]		364,000	305,869
RP Escrow Issuer LLC
5.250%, due 12/15/25[2]		100,000	70,141
Tenet Healthcare Corp.
4.250%, due 06/01/29		50,000	45,873
4.375%, due 01/15/30		150,000	137,827
4.625%, due 09/01/24		150,000	149,062
4.875%, due 01/01/26		125,000	123,107
5.125%, due 11/01/27		175,000	169,798
6.125%, due 10/01/28		525,000	509,359
6.125%, due 06/15/30[2]		300,000	296,734
			5,301,419
Holding companies-divers: 0.3%
Benteler International AG
9.375%, due 05/15/28[2]	EUR	125,000	139,459
KOC Holding AS
6.500%, due 03/11/25[3]		400,000	392,700
			532,159
Home builders: 1.4%
Adams Homes, Inc.
7.500%, due 02/15/25[2]		150,000	141,435
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.625%, due 08/01/29[2]		75,000	62,625
4.625%, due 04/01/30[2]		150,000	124,295
6.625%, due 01/15/28[2]		100,000	94,750
Beazer Homes USA, Inc.
5.875%, due 10/15/27		50,000	46,250
6.750%, due 03/15/25		175,000	173,512
7.250%, due 10/15/29		100,000	95,350

PACE High Yield Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Home builders—(continued)
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
4.875%, due 02/15/30[2]		25,000	$19,500
5.000%, due 06/15/29[2]		125,000	98,511
Century Communities, Inc.
3.875%, due 08/15/29[2]		75,000	65,588
Empire Communities Corp.
7.000%, due 12/15/25[2]		125,000	114,339
Forestar Group, Inc.
3.850%, due 05/15/26[2]		100,000	92,477
5.000%, due 03/01/28[2]		125,000	113,642
Installed Building Products, Inc.
5.750%, due 02/01/28[2]		150,000	141,597
KB Home
4.000%, due 06/15/31		125,000	108,153
6.875%, due 06/15/27		100,000	102,619
7.250%, due 07/15/30		75,000	77,088
LGI Homes, Inc.
4.000%, due 07/15/29[2]		25,000	20,413
Maison Finco PLC
6.000%, due 10/31/27[3]	GBP	245,000	250,326
Mattamy Group Corp.
4.625%, due 03/01/30[2]		125,000	109,303
Meritage Homes Corp.
6.000%, due 06/01/25		190,000	190,950
Shea Homes LP / Shea Homes Funding Corp.
4.750%, due 02/15/28		100,000	91,000
4.750%, due 04/01/29		125,000	111,296
STL Holding Co. LLC
7.500%, due 02/15/26[2]		125,000	110,216
Thor Industries, Inc.
4.000%, due 10/15/29[2]		75,000	61,500
Tri Pointe Homes, Inc.
5.700%, due 06/15/28		75,000	73,594
Winnebago Industries, Inc.
6.250%, due 07/15/28[2]		100,000	96,700
			2,787,029
Home furnishings: 0.1%
Tempur Sealy International, Inc.
4.000%, due 04/15/29[2]		125,000	109,343

Household products: 0.1%
Edgewell Personal Care Co.
4.125%, due 04/01/29[2]		175,000	155,020
5.500%, due 06/01/28[2]		75,000	71,777
			226,797
Household products/wares: 0.4%
Central Garden & Pet Co.
4.125%, due 04/30/31[2]		100,000	84,214

PACE High Yield Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Household products/wares—(continued)
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.
7.000%, due 12/31/27[2]		75,000	$65,920
Spectrum Brands, Inc.
4.000%, due 10/01/26[3]	EUR	200,000	210,288
4.000%, due 10/01/26[2]		325,000	341,718
5.500%, due 07/15/30[2]		50,000	46,058
			748,198
Housewares: 0.4%
Newell Brands, Inc.
4.700%, due 04/01/26[12]		250,000	238,750
5.875%, due 04/01/36[12]		225,000	190,972
6.000%, due 04/01/46[12]		50,000	38,938
6.375%, due 09/15/27		75,000	73,875
6.625%, due 09/15/29		75,000	74,087
Scotts Miracle-Gro Co.
4.000%, due 04/01/31		125,000	101,002
4.375%, due 02/01/32		50,000	40,413
			758,037
Insurance: 0.6%
Acrisure LLC/Acrisure Finance, Inc.
7.000%, due 11/15/25[2]		375,000	358,106
10.125%, due 08/01/26[2]		25,000	25,393
AssuredPartners, Inc.
5.625%, due 01/15/29[2]		25,000	21,644
7.000%, due 08/15/25[2]		50,000	49,500
HUB International Ltd.
5.625%, due 12/01/29[2]		25,000	22,250
MGIC Investment Corp.
5.250%, due 08/15/28		175,000	167,237
NMI Holdings, Inc.
7.375%, due 06/01/25[2]		175,000	177,443
Sagicor Financial Co. Ltd.
5.300%, due 05/13/28[2]		400,000	385,280
			1,206,853
Internet: 1.3%
B2W Digital Lux Sarl
0.000%, due 12/20/30[2,10]		200,000	39,100
Cogent Communications Group, Inc.
7.000%, due 06/15/27[2]		125,000	123,754
Gen Digital, Inc.
6.750%, due 09/30/27[2]		125,000	125,965
7.125%, due 09/30/30[2]		150,000	150,676
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
3.500%, due 03/01/29[2]		50,000	43,314
5.250%, due 12/01/27[2]		200,000	192,097

PACE High Yield Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Internet—(continued)
Iliad SA
1.500%, due 10/14/24[3]	EUR	100,000	$105,099
1.875%, due 02/11/28[3]		100,000	91,871
2.375%, due 06/17/26[3]		400,000	402,745
Match Group Holdings II LLC
4.125%, due 08/01/30[2]		100,000	85,473
5.000%, due 12/15/27[2]		75,000	70,661
MercadoLibre, Inc.
3.125%, due 01/14/31		300,000	232,556
Millennium Escrow Corp.
6.625%, due 08/01/26[2]		100,000	67,638
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.
4.750%, due 04/30/27[2]		50,000	43,375
Uber Technologies, Inc.
6.250%, due 01/15/28[2]		125,000	126,137
7.500%, due 09/15/27[2]		250,000	257,871
8.000%, due 11/01/26[2]		150,000	153,793
United Group BV
3.125%, due 02/15/26[3]	EUR	200,000	191,202
Ziff Davis, Inc.
4.625%, due 10/15/30[2]		69,000	60,626
			2,563,953
Investment companies: 0.6%
Compass Group Diversified Holdings LLC
5.000%, due 01/15/32[2]		75,000	60,882
5.250%, due 04/15/29[2]		125,000	112,512
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.375%, due 02/01/29		125,000	109,776
4.750%, due 09/15/24		275,000	271,296
5.250%, due 05/15/27		400,000	376,946
6.250%, due 05/15/26		300,000	295,188
6.375%, due 12/15/25		25,000	24,787
			1,251,387
Iron & steel: 1.1%
ATI, Inc.
4.875%, due 10/01/29		75,000	69,146
5.125%, due 10/01/31		100,000	89,986
5.875%, due 12/01/27		150,000	146,485
Baffinland Iron Mines Corp./Baffinland Iron Mines LP
8.750%, due 07/15/26[2]		175,000	168,778
Big River Steel LLC/BRS Finance Corp.
6.625%, due 01/31/29[2]		140,000	138,847
Carpenter Technology Corp.
6.375%, due 07/15/28		200,000	198,250

PACE High Yield Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Iron & steel—(continued)
Cleveland-Cliffs, Inc.
4.875%, due 03/01/31[2]		50,000	$43,908
5.875%, due 06/01/27		225,000	220,897
6.750%, due 03/15/26[2]		50,000	50,847
6.750%, due 04/15/30[2]		75,000	72,899
Commercial Metals Co.
4.125%, due 01/15/30		50,000	44,760
4.375%, due 03/15/32		50,000	43,247
CSN Inova Ventures
6.750%, due 01/28/28[3]		250,000	235,672
JSW Steel Ltd.
5.050%, due 04/05/32[2]		200,000	160,850
Mineral Resources Ltd.
8.000%, due 11/01/27[2]		300,000	305,516
8.125%, due 05/01/27[2]		148,000	149,255
8.500%, due 05/01/30[2]		75,000	76,313
TMS International Corp.
6.250%, due 04/15/29[2]		75,000	57,958
			2,273,614
IT services: 0.1%
Carnelian Holdings LP
50.000%, due 06/30/28[4]		15,226	152,255

Leisure time: 3.9%
Carnival Corp.
5.750%, due 03/01/27[2]		1,875,000	1,543,124
6.000%, due 05/01/29[2]		550,000	431,694
6.650%, due 01/15/28		100,000	77,330
7.625%, due 03/01/26[2]		575,000	525,772
7.625%, due 03/01/26[3]	EUR	575,000	564,636
9.875%, due 08/01/27[2]		25,000	25,631
10.500%, due 02/01/26[2]		25,000	26,098
10.500%, due 06/01/30[2]		325,000	308,401
Carnival PLC
1.000%, due 10/28/29	EUR	425,000	236,935
7.875%, due 06/01/27		25,000	24,754
Codere New Holdco SA
7.500%, due 11/30/27[3,4,6]	EUR	125,662	12,808
Deuce Finco PLC
5.500%, due 06/15/27[2]	GBP	125,000	133,508
5.500%, due 06/15/27[3]		250,000	267,015
Life Time, Inc.
5.750%, due 01/15/26[2]		250,000	244,133
8.000%, due 04/15/26[2]		600,000	596,613
Lindblad Expeditions LLC
6.750%, due 02/15/27[2]		50,000	47,001
MajorDrive Holdings IV LLC
6.375%, due 06/01/29[2]		175,000	138,250

PACE High Yield Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Leisure time—(continued)
NCL Corp. Ltd.
3.625%, due 12/15/24[2]		75,000	$70,317
5.875%, due 03/15/26[2]		475,000	409,150
5.875%, due 02/15/27[2]		50,000	47,164
7.750%, due 02/15/29[2]		75,000	63,506
NCL Finance Ltd.
6.125%, due 03/15/28[2]		125,000	100,937
Royal Caribbean Cruises Ltd.
3.700%, due 03/15/28		150,000	121,866
4.250%, due 07/01/26[2]		75,000	67,132
5.375%, due 07/15/27[2]		625,000	554,876
5.500%, due 08/31/26[2]		75,000	68,754
5.500%, due 04/01/28[2]		225,000	198,404
7.250%, due 01/15/30[2]		75,000	75,211
7.500%, due 10/15/27		75,000	70,968
9.250%, due 01/15/29[2]		25,000	26,669
11.625%, due 08/15/27[2]		50,000	53,189
Viking Cruises Ltd.
5.875%, due 09/15/27[2]		325,000	277,953
6.250%, due 05/15/25[2]		75,000	71,210
7.000%, due 02/15/29[2]		75,000	63,375
Viking Ocean Cruises Ship VII, Ltd.
5.625%, due 02/15/29[2]		75,000	63,388
VOC Escrow Ltd.
5.000%, due 02/15/28[2]		150,000	132,750
			7,740,522
Lodging: 1.9%
Boyd Gaming Corp.
4.750%, due 12/01/27		25,000	24,127
4.750%, due 06/15/31[2]		150,000	137,337
Fortune Star BVI Ltd.
3.950%, due 10/02/26[3]	EUR	325,000	215,206
6.850%, due 07/02/24[3]		200,000	174,500
Full House Resorts, Inc.
8.250%, due 02/15/28[2]		200,000	184,181
Hilton Domestic Operating Co., Inc.
3.625%, due 02/15/32[2]		125,000	106,676
3.750%, due 05/01/29[2]		75,000	67,602
4.000%, due 05/01/31[2]		325,000	287,454
4.875%, due 01/15/30		100,000	94,941
5.375%, due 05/01/25[2]		200,000	199,386
5.750%, due 05/01/28[2]		125,000	124,698
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower ESC
4.875%, due 07/01/31[2]		200,000	174,964
5.000%, due 06/01/29[2]		275,000	248,895

PACE High Yield Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Lodging—(continued)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.875%, due 04/01/27		25,000	$24,661
MGM China Holdings Ltd.
5.250%, due 06/18/25[3]		200,000	190,163
MGM Resorts International
4.750%, due 10/15/28		100,000	93,493
5.500%, due 04/15/27		75,000	73,400
6.750%, due 05/01/25		50,000	50,486
Sands China Ltd.
5.625%, due 08/08/25[12]		200,000	195,204
Station Casinos LLC
4.500%, due 02/15/28[2]		25,000	22,986
4.625%, due 12/01/31[2]		50,000	42,814
Travel + Leisure Co.
4.625%, due 03/01/30[2]		75,000	64,688
6.625%, due 07/31/26[2]		100,000	99,798
TVL Finance PLC
3 mo. Euribor + 5.500%,
8.742%, due 04/28/28[2]	EUR	100,000	106,884
10.250%, due 04/28/28[2]	GBP	275,000	335,426
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.250%, due 05/15/27[2]		250,000	240,501
Wynn Macau Ltd.
5.500%, due 10/01/27[3]		200,000	178,250
			3,758,721
Machinery-construction & mining: 0.1%
BWX Technologies, Inc.
4.125%, due 04/15/29[2]		75,000	67,875
Terex Corp.
5.000%, due 05/15/29[2]		150,000	139,517
			207,392
Machinery-diversified: 0.6%
Chart Industries, Inc.
7.500%, due 01/01/30[2]		25,000	25,750
9.500%, due 01/01/31[2]		150,000	158,813
Galapagos SA
5.375% 06/15/2021,
0.000%, due 06/15/21[3,10]	EUR	27,500	152
Husky III Holding Ltd.
13.000% Cash or 13.750% PIK,
13.000%, due 02/15/25[2,6]		125,000	113,750
JPW Industries Holding Corp.
9.000%, due 10/01/24[2]		25,000	22,375
OT Merger Corp.
7.875%, due 10/15/29[2]		50,000	29,500

PACE High Yield Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Machinery-diversified—(continued)
Selecta Group BV
3.500% Cash or 4.500% PIK,
8.000%, due 04/01/26[2,6]	EUR	207,887	$194,742
3.500% Cash or 4.500% PIK,
8.000%, due 04/01/26[3,6]		18,946	17,748
10.000%, due 07/01/26[2,6]		80,675	53,337
9.250% Cash or 10.000% PIK,
10.000%, due 07/01/26[3,6]		281,378	186,030
Titan Acquisition Ltd./Titan Co-Borrower LLC
7.750%, due 04/15/26[2]		200,000	178,000
TK Elevator Midco GmbH
4.375%, due 07/15/27[3]	EUR	300,000	294,621
			1,274,818
Media: 5.7%
Altice Financing SA
2.250%, due 01/15/25[3]		225,000	233,698
3.000%, due 01/15/28[3]		200,000	170,244
4.250%, due 08/15/29[3]		275,000	234,843
5.000%, due 01/15/28[2]		200,000	161,940
AMC Networks, Inc.
4.250%, due 02/15/29		200,000	138,561
4.750%, due 08/01/25		25,000	23,190
Audacy Capital Corp.
6.750%, due 03/31/29[2]		75,000	5,625
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250%, due 02/01/31[2]		300,000	245,703
4.250%, due 01/15/34[2]		400,000	304,696
4.500%, due 05/01/32		250,000	200,144
4.500%, due 06/01/33[2]		550,000	437,807
4.750%, due 03/01/30[2]		250,000	215,099
4.750%, due 02/01/32[2]		750,000	620,611
5.000%, due 02/01/28[2]		200,000	184,919
5.375%, due 06/01/29[2]		50,000	45,856
6.375%, due 09/01/29[2]		250,000	237,590
7.375%, due 03/01/31[2]		125,000	122,495
CSC Holdings LLC
4.500%, due 11/15/31[2]		400,000	280,221
4.625%, due 12/01/30[2]		350,000	170,845
5.000%, due 11/15/31[2]		200,000	95,992
Diamond Sports Group LLC/Diamond Sports Finance Co.
0.000%, due 08/15/26[2]		250,000	16,875
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.
5.875%, due 08/15/27[2]		450,000	394,906

PACE High Yield Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Media—(continued)
DISH DBS Corp.
5.125%, due 06/01/29		200,000	$92,237
5.250%, due 12/01/26[2]		175,000	133,671
5.750%, due 12/01/28[2]		100,000	71,091
5.875%, due 11/15/24		100,000	82,738
7.375%, due 07/01/28		200,000	100,205
DISH Network Corp.
11.750%, due 11/15/27[2]		325,000	307,009
GCI LLC
4.750%, due 10/15/28[2]		150,000	128,250
Gray Escrow II, Inc.
5.375%, due 11/15/31[2]		250,000	160,255
Gray Television, Inc.
4.750%, due 10/15/30[2]		350,000	226,095
iHeartCommunications, Inc.
4.750%, due 01/15/28[2]		50,000	38,918
5.250%, due 08/15/27[2]		150,000	118,474
6.375%, due 05/01/26		55,291	47,430
8.375%, due 05/01/27		75,000	49,491
McGraw-Hill Education, Inc.
8.000%, due 08/01/29[2]		125,000	107,500
Midcontinent Communications/Midcontinent Finance Corp.
5.375%, due 08/15/27[2]		125,000	115,751
News Corp.
3.875%, due 05/15/29[2]		225,000	199,762
5.125%, due 02/15/32[2]		200,000	184,160
Nexstar Media, Inc.
4.750%, due 11/01/28[2]		125,000	109,863
5.625%, due 07/15/27[2]		125,000	117,397
Scripps Escrow II, Inc.
5.375%, due 01/15/31[2]		50,000	34,750
Scripps Escrow, Inc.
5.875%, due 07/15/27[2]		75,000	53,785
Sinclair Television Group, Inc.
4.125%, due 12/01/30[2]		125,000	99,417
5.125%, due 02/15/27[2]		150,000	128,767
Sirius XM Radio, Inc.
3.125%, due 09/01/26[2]		275,000	246,120
3.875%, due 09/01/31[2]		450,000	340,052
4.000%, due 07/15/28[2]		275,000	232,196
5.000%, due 08/01/27[2]		75,000	68,985
5.500%, due 07/01/29[2]		200,000	178,146
Summer BidCo BV
9.000% Cash or 9.750% PIK,
9.000%, due 11/15/25[2,6]	EUR	169,405	155,867
TEGNA, Inc.
4.625%, due 03/15/28		175,000	155,802
5.000%, due 09/15/29		100,000	87,558

PACE High Yield Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Media—(continued)
Telecomunicaciones Digitales SA
4.500%, due 01/30/30[2]		300,000	$246,187
Univision Communications, Inc.
4.500%, due 05/01/29[2]		475,000	409,385
5.125%, due 02/15/25[2]		50,000	49,233
6.625%, due 06/01/27[2]		100,000	96,287
7.375%, due 06/30/30[2]		150,000	143,929
UPC Broadband Finco BV
4.875%, due 07/15/31[2]		400,000	345,176
Videotron Ltd.
3.625%, due 06/15/29[2]		100,000	86,470
Virgin Media Finance PLC
3.750%, due 07/15/30[3]	EUR	400,000	344,586
5.000%, due 07/15/30[2]		200,000	168,536
Virgin Media Secured Finance PLC
4.125%, due 08/15/30[3]	GBP	200,000	195,839
Virgin Media Vendor Financing Notes III DAC
4.875%, due 07/15/28[3]		100,000	102,983
VZ Vendor Financing II BV
2.875%, due 01/15/29[2]	EUR	300,000	259,107
Ziggo Bond Co. BV
6.000%, due 01/15/27[2]		200,000	189,743
			11,351,063
Metal fabricate/hardware: 0.1%
Advanced Drainage Systems, Inc.
5.000%, due 09/30/27[2]		75,000	71,719
Park-Ohio Industries, Inc.
6.625%, due 04/15/27		175,000	139,125
Roller Bearing Co. of America, Inc.
4.375%, due 10/15/29[2]		75,000	68,030
			278,874
Mining: 1.3%
Alcoa Nederland Holding BV
4.125%, due 03/31/29[2]		200,000	181,617
Arconic Corp.
6.000%, due 05/15/25[2]		100,000	99,421
6.125%, due 02/15/28[2]		50,000	49,346
China Hongqiao Group Ltd.
6.250%, due 06/08/24[3]		200,000	194,354
Coeur Mining, Inc.
5.125%, due 02/15/29[2]		100,000	82,470
Compass Minerals International, Inc.
6.750%, due 12/01/27[2]		25,000	23,973
Constellium SE
3.125%, due 07/15/29[2]	EUR	175,000	158,364
First Quantum Minerals Ltd.
6.875%, due 10/15/27[2]		200,000	193,475
7.500%, due 04/01/25[3]		400,000	397,940

PACE High Yield Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Mining—(continued)
FMG Resources August 2006 Pty Ltd.
4.375%, due 04/01/31[2]		275,000	$238,873
5.875%, due 04/15/30[2]		150,000	145,469
6.125%, due 04/15/32[2]		125,000	120,942
IAMGOLD Corp.
5.750%, due 10/15/28[2]		100,000	79,321
Kaiser Aluminum Corp.
4.625%, due 03/01/28[2]		125,000	110,380
Novelis Corp.
3.250%, due 11/15/26[2]		100,000	91,546
3.875%, due 08/15/31[2]		50,000	41,870
4.750%, due 01/30/30[2]		50,000	45,244
Novelis Sheet Ingot GmbH
3.375%, due 04/15/29[3]	EUR	100,000	94,764
Taseko Mines Ltd.
7.000%, due 02/15/26[2]		100,000	92,259
Vedanta Resources Finance II PLC
13.875%, due 01/21/24[2]		200,000	170,250
			2,611,878
Miscellaneous manufacturers: 0.2%
FXI Holdings, Inc.
7.875%, due 11/01/24[2]		100,000	90,832
12.250%, due 11/15/26[2]		244,000	217,721
LSB Industries, Inc.
6.250%, due 10/15/28[2]		25,000	22,002
			330,555
Office & business equipment: 0.1%
CDW LLC/CDW Finance Corp.
3.250%, due 02/15/29		75,000	64,847
4.125%, due 05/01/25		25,000	24,360
Xerox Holdings Corp.
5.000%, due 08/15/25[2]		150,000	142,929
			232,136
Oil & gas: 9.4%
Aethon United BR LP/Aethon United Finance Corp.
8.250%, due 02/15/26[2]		100,000	97,107
Antero Resources Corp.
5.375%, due 03/01/30[2]		25,000	23,423
7.625%, due 02/01/29[2]		49,000	50,162
Apache Corp.
4.750%, due 04/15/43		75,000	58,473
5.100%, due 09/01/40		125,000	107,130
5.350%, due 07/01/49		125,000	96,898
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
8.250%, due 12/31/28[2]		25,000	24,216
9.000%, due 11/01/27[2]		150,000	185,437

PACE High Yield Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Oil & gas—(continued)
Athabasca Oil Corp.
9.750%, due 11/01/26[2]	111,000	$116,272
BAYTEX ENERGY Corp.
8.500%, due 04/30/30[2]	200,000	201,064
Callon Petroleum Co.
6.375%, due 07/01/26	25,000	24,154
7.500%, due 06/15/30[2]	75,000	71,236
8.250%, due 07/15/25	25,000	24,875
Chesapeake Energy Corp.
6.750%, due 04/15/29[2]	175,000	173,237
Chord Energy Corp.
6.375%, due 06/01/26[2]	75,000	74,613
Citgo Holding, Inc.
9.250%, due 08/01/24[2]	175,000	176,265
CITGO Petroleum Corp.
7.000%, due 06/15/25[2]	150,000	149,250
Civitas Resources, Inc.
5.000%, due 10/15/26[2]	175,000	164,500
CNX Resources Corp.
6.000%, due 01/15/29[2]	125,000	115,632
7.250%, due 03/14/27[2]	125,000	123,585
7.375%, due 01/15/31[2]	25,000	24,120
Comstock Resources, Inc.
5.875%, due 01/15/30[2]	100,000	85,847
6.750%, due 03/01/29[2]	100,000	90,538
Crescent Energy Finance LLC
9.250%, due 02/15/28[2]	25,000	24,932
CrownRock LP/CrownRock Finance, Inc.
5.000%, due 05/01/29[2]	25,000	23,618
5.625%, due 10/15/25[2]	50,000	49,359
Ecopetrol SA
5.375%, due 06/26/26	550,000	519,145
5.875%, due 05/28/45	300,000	195,225
8.875%, due 01/13/33	200,000	193,375
Energean Israel Finance Ltd.
4.875%, due 03/30/26[2]	300,000	275,306
5.875%, due 03/30/31[2]	75,000	65,006
Ensign Drilling, Inc.
9.250%, due 04/15/24[2]	100,000	97,496
EQT Corp.
3.125%, due 05/15/26[2]	50,000	46,436
3.900%, due 10/01/27	50,000	47,303
7.000%, due 02/01/30[12]	50,000	52,753
Geopark Ltd.
5.500%, due 01/17/27[2]	500,000	413,687
Global Marine, Inc.
7.000%, due 06/01/28	100,000	80,750

PACE High Yield Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Oil & gas—(continued)
Gulfport Energy Corp.
2.000%, due 10/15/24	50,000	$32
3.000%, due 05/15/25	100,000	63
3.000%, due 01/15/26	175,000	110
8.000%, due 05/17/26[2]	170,052	170,477
Hilcorp Energy I LP/Hilcorp Finance Co.
6.000%, due 04/15/30[2]	100,000	93,198
6.000%, due 02/01/31[2]	175,000	161,284
6.250%, due 11/01/28[2]	75,000	71,831
Ithaca Energy North Sea PLC
9.000%, due 07/15/26[2]	200,000	192,526
KazMunayGas National Co. JSC
3.500%, due 04/14/33[2]	200,000	153,412
4.750%, due 04/19/27[3]	250,000	237,900
Leviathan Bond Ltd.
6.125%, due 06/30/25[2]	75,000	72,413
6.500%, due 06/30/27[2]	300,000	284,119
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.
6.000%, due 08/01/26[2]	175,000	169,750
Matador Resources Co.
5.875%, due 09/15/26	100,000	98,063
6.875%, due 04/15/28[2]	75,000	75,470
MC Brazil Downstream Trading SARL
7.250%, due 06/30/31[3]	193,250	148,175
Medco Laurel Tree Pte Ltd.
6.950%, due 11/12/28[2]	400,000	361,240
Moss Creek Resources Holdings, Inc.
7.500%, due 01/15/26[2]	100,000	93,479
Murphy Oil Corp.
6.375%, due 07/15/28	150,000	149,440
Nabors Industries Ltd.
7.250%, due 01/15/26[2]	50,000	47,129
7.500%, due 01/15/28[2]	100,000	90,998
Nabors Industries, Inc.
5.750%, due 02/01/25	175,000	170,828
Noble Finance II LLC
8.000%, due 04/15/30[2]	50,000	51,201
Northern Oil and Gas, Inc.
8.125%, due 03/01/28[2]	250,000	246,875

PACE High Yield Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Oil & gas—(continued)
Occidental Petroleum Corp.
5.550%, due 03/15/26		50,000	$50,420
5.875%, due 09/01/25		25,000	25,266
6.450%, due 09/15/36		150,000	159,187
6.600%, due 03/15/46		175,000	186,748
7.125%, due 10/15/27		50,000	52,250
7.500%, due 05/01/31		350,000	390,505
7.875%, due 09/15/31		100,000	113,323
8.500%, due 07/15/27		175,000	192,698
8.875%, due 07/15/30		75,000	88,125
Parkland Corp.
4.500%, due 10/01/29[2]		250,000	219,062
4.625%, due 05/01/30[2]		100,000	87,008
5.875%, due 07/15/27[2]		150,000	146,065
PBF Holding Co. LLC/PBF Finance Corp.
6.000%, due 02/15/28		275,000	252,959
7.250%, due 06/15/25		25,000	24,906
PDC Energy, Inc.
5.750%, due 05/15/26		75,000	72,804
Permian Resources Operating LLC
5.375%, due 01/15/26[2]		150,000	142,770
5.875%, due 07/01/29[2]		100,000	94,628
Petrobras Global Finance BV
5.093%, due 01/15/30		250,000	235,359
5.600%, due 01/03/31		170,000	162,541
6.850%, due 06/05/15		200,000	174,162
6.900%, due 03/19/49		325,000	298,655
Petroleos Mexicanos
2.750%, due 04/21/27[3]	EUR	575,000	504,617
3.750%, due 04/16/26[3]		100,000	98,675
4.750%, due 02/26/29[3]		275,000	238,498
5.950%, due 01/28/31		300,000	221,820
6.500%, due 03/13/27		250,000	222,850
6.500%, due 06/02/41		1,250,000	790,625
6.625%, due 06/15/35		477,000	331,358
6.700%, due 02/16/32		700,000	537,687
6.750%, due 09/21/47		479,000	294,824
6.875%, due 10/16/25		700,000	687,662
6.950%, due 01/28/60		250,000	151,437
7.690%, due 01/23/50		950,000	632,937
10.000%, due 02/07/33[2]		100,000	92,700
Precision Drilling Corp.
6.875%, due 01/15/29[2]		100,000	91,750
7.125%, due 01/15/26[2]		100,000	97,126
Range Resources Corp.
8.250%, due 01/15/29		150,000	156,555
Rockcliff Energy II LLC
5.500%, due 10/15/29[2]		25,000	22,608

PACE High Yield Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Oil & gas—(continued)
Sanchez Energy Corp.
6.125%, due 01/15/23[9]	350,000	$1,750
7.750%, due 06/15/21[9]	475,000	2,375
Shelf Drilling Holdings Ltd.
8.250%, due 02/15/25[2]	275,000	249,184
8.875%, due 11/15/24[2]	100,000	99,456
Shelf Drilling North Sea Holdings Ltd.
10.250%, due 10/31/25[2]	50,000	50,088
SM Energy Co.
5.625%, due 06/01/25	50,000	48,845
6.750%, due 09/15/26	100,000	98,500
Southwestern Energy Co.
4.750%, due 02/01/32	75,000	66,132
5.375%, due 02/01/29	50,000	47,139
5.375%, due 03/15/30	100,000	93,064
5.700%, due 01/23/25[12]	34,000	33,930
8.375%, due 09/15/28	50,000	52,351
Sunoco LP/Sunoco Finance Corp.
4.500%, due 04/30/30	175,000	156,182
6.000%, due 04/15/27	150,000	149,179
Talos Production, Inc.
12.000%, due 01/15/26	75,000	79,313
Tap Rock Resources LLC
7.000%, due 10/01/26[2]	50,000	48,041
Teine Energy Ltd.
6.875%, due 04/15/29[2]	125,000	114,170
Transocean Titan Financing Ltd.
8.375%, due 02/01/28[2]	50,000	50,962
Transocean, Inc.
6.800%, due 03/15/38	75,000	51,056
7.250%, due 11/01/25[2]	175,000	166,687
7.500%, due 01/15/26[2]	150,000	138,357
7.500%, due 04/15/31	75,000	57,750
8.000%, due 02/01/27[2]	25,000	22,190
8.750%, due 02/15/30[2]	25,000	25,225
9.350%, due 12/15/41[12]	225,000	173,561
11.500%, due 01/30/27[2]	168,000	171,945
Valaris Ltd.
8.375%, due 04/30/30[2]	100,000	100,043
Vermilion Energy, Inc.
6.875%, due 05/01/30[2]	125,000	115,990
YPF SA
6.950%, due 07/21/27[3]	300,000	216,000
8.500%, due 03/23/25[3]	100,000	90,488
9.000%, due 02/12/26[3]	138,462	131,002
		18,726,563

PACE High Yield Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Oil & gas services: 0.7%
Archrock Partners LP/Archrock Partners Finance Corp.
6.250%, due 04/01/28[2]		175,000	$167,989
6.875%, due 04/01/27[2]		75,000	73,692
Bristow Group, Inc.
6.875%, due 03/01/28[2]		150,000	143,118
CGG SA
7.750%, due 04/01/27[3]	EUR	150,000	143,798
Enerflex Ltd.
9.000%, due 10/15/27[2]		100,000	99,640
Nine Energy Service, Inc.
13.000%, due 02/01/28		150,000	141,750
USA Compression Partners LP/USA Compression Finance Corp.
6.875%, due 04/01/26		100,000	98,920
6.875%, due 09/01/27		75,000	72,989
Weatherford International Ltd.
8.625%, due 04/30/30[2]		400,000	407,448
11.000%, due 12/01/24[2]		9,000	9,269
			1,358,613
Packaging & containers: 1.9%
ARD Finance SA
5.000% Cash or 5.750% PIK,
5.000%, due 06/30/27[3,6]	EUR	375,000	316,314
6.500% Cash or 7.250% PIK,
6.500%, due 06/30/27[2,6]		400,000	327,806
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.000%, due 09/01/29[3]	EUR	200,000	161,428
6.000%, due 06/15/27[2]		200,000	199,011
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.125%, due 08/15/26[3]	EUR	150,000	146,477
5.250%, due 08/15/27[2]		200,000	171,040
Ball Corp.
3.125%, due 09/15/31		125,000	104,107
6.875%, due 03/15/28		125,000	129,980
Berry Global, Inc.
4.875%, due 07/15/26[2]		75,000	73,334
5.625%, due 07/15/27[2]		50,000	49,252
Clydesdale Acquisition Holdings, Inc.
6.625%, due 04/15/29[2]		25,000	24,537
Crown Americas LLC
5.250%, due 04/01/30		25,000	24,318
Crown Americas LLC/Crown Americas Capital Corp. VI
4.750%, due 02/01/26		50,000	49,017
Fiber Bidco Spa
11.000%, due 10/25/27[3]	EUR	125,000	148,343

PACE High Yield Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Packaging & containers—(continued)
Guala Closures SpA
3.250%, due 06/15/28[3]		125,000	$118,633
Intelligent Packaging Holdco Issuer LP
9.000% Cash or 9.7500% PIK,
9.000%, due 01/15/26[2,6]		75,000	56,480
Kleopatra Finco SARL
4.250%, due 03/01/26[3]	EUR	100,000	89,023
Kleopatra Holdings 2 SCA
6.500%, due 09/01/26[3]		250,000	145,730
LABL, Inc.
10.500%, due 07/15/27[2]		50,000	47,504
Mauser Packaging Solutions Holding Co.
9.250%, due 04/15/27[2]		75,000	71,175
OI European Group BV
2.875%, due 02/15/25[3]	EUR	150,000	160,327
3.125%, due 11/15/24[3]		150,000	161,772
4.750%, due 02/15/30[2]		225,000	206,572
Owens-Brockway Glass Container, Inc.
5.375%, due 01/15/25[2]		100,000	98,764
6.375%, due 08/15/25[2]		25,000	25,469
6.625%, due 05/13/27[2]		138,000	138,483
Sealed Air Corp.
4.000%, due 12/01/27[2]		181,000	169,151
5.000%, due 04/15/29[2]		75,000	71,885
6.125%, due 02/01/28[2]		25,000	25,368
Trident TPI Holdings, Inc.
6.625%, due 11/01/25[2]		25,000	25,000
9.250%, due 08/01/24[2]		125,000	127,895
12.750%, due 12/31/28[2]		25,000	25,601
TriMas Corp.
4.125%, due 04/15/29[2]		150,000	133,500
			3,823,296
Pharmaceuticals: 2.5%
Bausch Health Americas, Inc.
8.500%, due 01/31/27[2]		325,000	164,264
9.250%, due 04/01/26[2]		25,000	20,125
Bausch Health Cos., Inc.
5.000%, due 01/30/28[2]		75,000	34,883
5.250%, due 01/30/30[2]		125,000	58,750
5.250%, due 02/15/31[2]		125,000	59,687
6.125%, due 02/01/27[2]		75,000	54,042
7.000%, due 01/15/28[2]		75,000	34,312
7.250%, due 05/30/29[2]		125,000	60,159
9.000%, due 12/15/25[2]		175,000	146,431
BellRing Brands, Inc.
7.000%, due 03/15/30[2]		175,000	179,284

PACE High Yield Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Pharmaceuticals—(continued)
Bormioli Pharma Spa
3 mo. Euribor + 5.500%,
8.795%, due 05/15/28[2]	EUR	150,000	$157,517
Endo Dac/Endo Finance LLC/Endo Finco, Inc.
0.000%, due 07/31/27[2,10]		215,000	12,094
0.000%, due 06/30/28[2,10]		129,000	7,256
Endo Luxembourg Finance Co. I Sarl/Endo U.S., Inc.
0.000%, due 04/01/29[2,10]		125,000	87,586
Grifols SA
1.625%, due 02/15/25[3]	EUR	150,000	156,230
3.200%, due 05/01/25[3]		100,000	101,970
Gruenenthal GmbH
6.750%, due 05/15/30[2]		100,000	110,600
Health & Happiness H&H International Holdings Ltd.
5.625%, due 10/24/24[3]		200,000	171,608
Herbalife Nutrition Ltd./HLF Financing, Inc.
7.875%, due 09/01/25[2]		200,000	191,397
HLF Financing SARL LLC/Herbalife International, Inc.
4.875%, due 06/01/29[2]		25,000	19,138
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
10.000%, due 04/15/25[2]		100,000	83,000
10.000%, due 06/15/29[2]		61,141	31,730
Nidda Healthcare Holding GmbH
7.500%, due 08/21/26[3]	EUR	150,000	160,626
Organon & Co./Organon Foreign Debt Co-Issuer BV
2.875%, due 04/30/28[2]		105,000	99,960
4.125%, due 04/30/28[2]		200,000	184,001
5.125%, due 04/30/31[2]		200,000	178,209
Owens & Minor, Inc.
4.500%, due 03/31/29[2]		125,000	100,254
6.625%, due 04/01/30[2]		100,000	87,000
P&L Development LLC/PLD Finance Corp.
7.750%, due 11/15/25[2]		125,000	100,000
Par Pharmaceutical, Inc.
0.000%, due 04/01/27[2,10]		273,000	193,436
Prestige Brands, Inc.
3.750%, due 04/01/31[2]		25,000	21,189
5.125%, due 01/15/28[2]		100,000	96,987

PACE High Yield Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Pharmaceuticals—(continued)
Teva Pharmaceutical Finance Netherlands II BV
1.875%, due 03/31/27[3]	EUR	100,000	$92,856
4.375%, due 05/09/30		275,000	254,501
4.500%, due 03/01/25		450,000	488,975
7.375%, due 09/15/29		250,000	278,715
Teva Pharmaceutical Finance Netherlands III BV
4.100%, due 10/01/46		200,000	132,185
4.750%, due 05/09/27		200,000	186,162
6.000%, due 04/15/24		485,000	481,229
			5,078,348
Pipelines: 2.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.375%, due 06/15/29[2]		25,000	23,410
5.750%, due 03/01/27[2]		150,000	145,098
7.875%, due 05/15/26[2]		125,000	128,347
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.625%, due 12/15/25[2]		125,000	125,258
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.500%, due 06/15/31[2]		250,000	232,675
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.000%, due 02/01/29[2]		300,000	282,750
7.375%, due 02/01/31[2]		75,000	75,000
Delek Logistics Partners LP/Delek Logistics Finance Corp.
6.750%, due 05/15/25		75,000	73,500
7.125%, due 06/01/28[2]		100,000	91,084
EnLink Midstream LLC
5.375%, due 06/01/29		150,000	144,803
5.625%, due 01/15/28[2]		25,000	24,622
6.500%, due 09/01/30[2]		50,000	50,508
EnLink Midstream Partners LP
4.850%, due 07/15/26		150,000	146,057
5.050%, due 04/01/45		75,000	59,519
5.450%, due 06/01/47		125,000	104,375
5.600%, due 04/01/44		150,000	124,661

PACE High Yield Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Pipelines—(continued)
EQM Midstream Partners LP
4.500%, due 01/15/29[2]	200,000	$169,967
4.750%, due 01/15/31[2]	300,000	245,871
5.500%, due 07/15/28	100,000	91,152
6.500%, due 07/01/27[2]	25,000	24,375
6.500%, due 07/15/48	25,000	18,929
7.500%, due 06/01/27[2]	75,000	74,731
7.500%, due 06/01/30[2]	75,000	72,800
Genesis Energy LP/Genesis Energy Finance Corp.
6.500%, due 10/01/25	25,000	24,473
7.750%, due 02/01/28	25,000	24,606
8.000%, due 01/15/27	50,000	49,896
8.875%, due 04/15/30	50,000	50,067
Harvest Midstream I LP
7.500%, due 09/01/28[2]	200,000	195,690
Hess Midstream Operations LP
5.125%, due 06/15/28[2]	225,000	213,730
5.500%, due 10/15/30[2]	125,000	116,340
Holly Energy Partners LP/Holly Energy Finance Corp.
5.000%, due 02/01/28[2]	150,000	139,843
6.375%, due 04/15/27[2]	125,000	123,120
Howard Midstream Energy Partners LLC
6.750%, due 01/15/27[2]	100,000	93,324
ITT Holdings LLC
6.500%, due 08/01/29[2]	150,000	124,541
Kinetik Holdings LP
5.875%, due 06/15/30[2]	125,000	119,746
Martin Midstream Partners LP/Martin Midstream Finance Corp.
11.500%, due 02/15/28[2]	150,000	146,107
New Fortress Energy, Inc.
6.500%, due 09/30/26[2]	25,000	23,021
NGL Energy Operating LLC/NGL Energy Finance Corp.
7.500%, due 02/01/26[2]	300,000	287,643
NuStar Logistics LP
6.375%, due 10/01/30	25,000	24,075
Plains All American Pipeline LP
Series B,
3 mo. USD LIBOR + 4.110%,
8.974%, due 05/30/23[7,8]	250,000	220,000
Rockies Express Pipeline LLC
4.800%, due 05/15/30[2]	50,000	44,488
4.950%, due 07/15/29[2]	25,000	23,086
6.875%, due 04/15/40[2]	100,000	87,034
7.500%, due 07/15/38[2]	25,000	22,807

PACE High Yield Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Pipelines—(continued)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.000%, due 12/31/30[2]		125,000	$111,019
6.000%, due 09/01/31[2]		100,000	88,543
Transportadora de Gas del Sur SA
6.750%, due 05/02/25[2]		600,000	515,737
Venture Global Calcasieu Pass LLC
3.875%, due 11/01/33[2]		225,000	189,724
Western Midstream Operating LP
4.500%, due 03/01/28		25,000	23,851
4.750%, due 08/15/28		100,000	95,949
5.300%, due 03/01/48		100,000	84,390
5.450%, due 04/01/44		10,000	8,695
5.500%, due 08/15/48		75,000	64,139
			5,865,176
Real estate: 2.2%
ADLER Real Estate AG
2.125%, due 02/06/24[3]	EUR	250,000	258,120
Agile Group Holdings Ltd.
(fixed, converts to FRN on 12/04/23),
8.375%, due 12/04/23[3,7,8]		400,000	118,040
Central Plaza Development Ltd.
(fixed, converts to FRN on 11/14/24),
5.750%, due 11/14/24[3,7,8]		200,000	176,766
China SCE Group Holdings Ltd.
7.375%, due 04/09/24[3]		300,000	167,775
Country Garden Holdings Co. Ltd.
5.125%, due 01/14/27[3]		400,000	182,976
Easy Tactic Ltd.
6.500% Cash or 7.500% PIK,
7.500%, due 07/11/28[6]		321,242	44,572
Emeria SASU
7.750%, due 03/31/28[2]	EUR	300,000	309,496
Greystar Real Estate Partners LLC
5.750%, due 12/01/25[2]		100,000	97,791
Howard Hughes Corp.
4.125%, due 02/01/29[2]		125,000	105,080
4.375%, due 02/01/31[2]		25,000	20,254
5.375%, due 08/01/28[2]		250,000	225,681
Kennedy-Wilson, Inc.
4.750%, due 02/01/30		75,000	58,055
KWG Group Holdings Ltd.
7.400%, due 03/05/24[3]		200,000	51,000
New Metro Global Ltd.
4.800%, due 12/15/24[3]		200,000	148,537
Pakuwon Jati Tbk PT
4.875%, due 04/29/28[3]		200,000	174,662

PACE High Yield Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Real estate—(continued)
Peach Property Finance GmbH
4.375%, due 11/15/25[3]	EUR	350,000	$303,326
PHM Group Holding Oy
4.750%, due 06/18/26[2]		250,000	248,203
Realogy Group LLC/Realogy Co-Issuer Corp.
5.250%, due 04/15/30[2]		125,000	89,120
5.750%, due 01/15/29[2]		75,000	55,688
RKPF Overseas 2019 A Ltd.
6.000%, due 09/04/25[3]		250,000	179,500
Ronshine China Holdings Ltd.
0.000%, due 06/09/23[3,10]		50,000	3,250
Samhallsbyggnadsbolaget i Norden AB
1.000%, due 08/12/27[3]	EUR	125,000	92,629
Signa Development Finance SCS
5.500%, due 07/23/26[3]		300,000	175,351
5.500%, due 07/23/26[2]		200,000	116,901
Sino-Ocean Land Treasure Finance I Ltd.
6.000%, due 07/30/24[3]		200,000	79,725
Theta Capital Pte Ltd.
8.125%, due 01/22/25[3]		200,000	165,850
Vivion Investments Sarl
3.000%, due 08/08/24[3]	EUR	300,000	239,488
3.500%, due 11/01/25[3]		300,000	205,463
Yanlord Land HK Co. Ltd.
5.125%, due 05/20/26[3]		200,000	167,787
6.800%, due 02/27/24[3]		200,000	195,000
			4,456,086
Real estate investment trusts: 2.3%
Blackstone Mortgage Trust, Inc.
3.750%, due 01/15/27[2]		225,000	188,009
Diversified Healthcare Trust
9.750%, due 06/15/25		100,000	95,718
HAT Holdings I LLC/HAT Holdings II LLC
3.375%, due 06/15/26[2]		100,000	88,761
3.750%, due 09/15/30[2]		25,000	19,650
6.000%, due 04/15/25[2]		50,000	48,595
Iron Mountain Information Management Services, Inc.
5.000%, due 07/15/32[2]		375,000	328,498
Iron Mountain UK PLC
3.875%, due 11/15/25[3]	GBP	100,000	119,402
Iron Mountain, Inc.
4.500%, due 02/15/31[2]		225,000	195,634
4.875%, due 09/15/29[2]		75,000	68,405
5.000%, due 07/15/28[2]		50,000	47,061
5.250%, due 07/15/30[2]		200,000	184,205

PACE High Yield Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Real estate investment trusts—(continued)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.250%, due 02/01/27[2]		25,000	$21,313
4.750%, due 06/15/29[2]		50,000	39,563
MPT Operating Partnership LP/MPT Finance Corp.
2.500%, due 03/24/26	GBP	250,000	246,637
3.375%, due 04/24/30		250,000	199,509
3.500%, due 03/15/31		250,000	170,883
4.625%, due 08/01/29		50,000	37,851
5.000%, due 10/15/27		150,000	125,649
5.250%, due 08/01/26		25,000	22,264
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.875%, due 05/15/29[2]		125,000	108,125
5.875%, due 10/01/28[2]		50,000	46,125
7.500%, due 06/01/25[2]		150,000	150,750
RHP Hotel Properties LP/RHP Finance Corp.
4.500%, due 02/15/29[2]		100,000	90,045
RLJ Lodging Trust LP
3.750%, due 07/01/26[2]		200,000	184,824
4.000%, due 09/15/29[2]		200,000	168,000
Service Properties Trust
4.350%, due 10/01/24		150,000	143,175
4.375%, due 02/15/30		50,000	37,194
4.750%, due 10/01/26		125,000	108,036
4.950%, due 02/15/27		50,000	42,364
4.950%, due 10/01/29		75,000	56,815
5.250%, due 02/15/26		150,000	133,192
7.500%, due 09/15/25		25,000	24,485
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
4.750%, due 04/15/28[2]		125,000	99,398
6.500%, due 02/15/29[2]		75,000	45,276
10.500%, due 02/15/28[2]		250,000	239,224
VICI Properties LP/VICI Note Co., Inc.
4.125%, due 08/15/30[2]		125,000	111,446
4.625%, due 06/15/25[2]		125,000	121,421
4.625%, due 12/01/29[2]		200,000	185,762
XHR LP
4.875%, due 06/01/29[2]		75,000	65,093
6.375%, due 08/15/25[2]		125,000	123,258
			4,531,615

PACE High Yield Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Retail: 4.5%
1011778 BC ULC/New Red Finance, Inc.
3.875%, due 01/15/28[2]		25,000	$23,448
4.000%, due 10/15/30[2]		500,000	436,491
4.375%, due 01/15/28[2]		50,000	46,742
Abercrombie & Fitch Management Co.
8.750%, due 07/15/25[2]		125,000	126,871
Alsea SAB de CV
7.750%, due 12/14/26[2]		300,000	296,625
Arcos Dorados Holdings, Inc.
5.875%, due 04/04/27[3]		200,000	194,051
Arko Corp.
5.125%, due 11/15/29[2]		50,000	40,515
Asbury Automotive Group, Inc.
4.500%, due 03/01/28		15,000	13,627
4.625%, due 11/15/29[2]		50,000	44,501
4.750%, due 03/01/30		25,000	22,187
5.000%, due 02/15/32[2]		50,000	43,082
Bath & Body Works, Inc.
6.625%, due 10/01/30[2]		200,000	191,993
6.750%, due 07/01/36		375,000	333,744
BCPE Ulysses Intermediate, Inc.
7.750% Cash or 8.500% PIK,
7.750%, due 04/01/27[2,6]		100,000	80,000
Beacon Roofing Supply, Inc.
4.125%, due 05/15/29[2]		125,000	109,351
4.500%, due 11/15/26[2]		75,000	71,025
Carrols Restaurant Group, Inc.
5.875%, due 07/01/29[2]		75,000	62,080
CEC Entertainment LLC
6.750%, due 05/01/26[2]		50,000	47,530
Douglas GmbH
6.000%, due 04/08/26[3]	EUR	350,000	342,760
eG Global Finance PLC
3.625%, due 02/07/24[3]		100,000	107,986
6.250%, due 10/30/25[3]		225,000	233,052
6.750%, due 02/07/25[2]		200,000	189,500
Evergreen Acqco 1 LP/TVI, Inc.
9.750%, due 04/26/28[2]		50,000	50,062
Ferrellgas LP/Ferrellgas Finance Corp.
5.375%, due 04/01/26[2]		200,000	186,468
5.875%, due 04/01/29[2]		200,000	168,990
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
6.750%, due 01/15/30[2]		225,000	182,270
FirstCash, Inc.
4.625%, due 09/01/28[2]		125,000	114,284
5.625%, due 01/01/30[2]		75,000	69,669
Foodco Bondco SA
6.250%, due 05/15/26[3]	EUR	300,000	134,873

PACE High Yield Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Retail—(continued)
Foundation Building Materials, Inc.
6.000%, due 03/01/29[2]		100,000	$79,891
Gap, Inc.
3.625%, due 10/01/29[2]		75,000	53,104
3.875%, due 10/01/31[2]		50,000	34,929
Grupo Unicomer Co. Ltd.
7.875%, due 04/01/24[3]		600,000	596,362
IRB Holding Corp.
7.000%, due 06/15/25[2]		50,000	50,613
Ken Garff Automotive LLC
4.875%, due 09/15/28[2]		75,000	65,503
Kirk Beauty SUN GmbH
8.250%, due 10/01/26[3,6]	EUR	213,702	166,015
Kohl's Corp.
4.625%, due 05/01/31[12]		25,000	17,049
5.550%, due 07/17/45		25,000	14,564
LBM Acquisition LLC
6.250%, due 01/15/29[2]		150,000	119,457
LCM Investments Holdings II LLC
4.875%, due 05/01/29[2]		200,000	170,501
Lithia Motors, Inc.
3.875%, due 06/01/29[2]		200,000	173,123
4.625%, due 12/15/27[2]		150,000	139,830
LSF9 Atlantis Holdings LLC / Victra Finance Corp.
7.750%, due 02/15/26[2]		25,000	23,439
Macy's Retail Holdings LLC
4.500%, due 12/15/34		50,000	35,854
5.125%, due 01/15/42		150,000	98,339
5.875%, due 04/01/29[2]		150,000	137,404
5.875%, due 03/15/30[2]		25,000	22,198
6.375%, due 03/15/37		75,000	59,680
Marks & Spencer PLC
4.500%, due 07/10/27[3,12]	GBP	125,000	140,916
Maxeda DIY Holding BV
5.875%, due 10/01/26[3]	EUR	200,000	165,351
Michaels Cos., Inc.
7.875%, due 05/01/29[2]		75,000	50,277
Murphy Oil USA, Inc.
4.750%, due 09/15/29		75,000	69,562
5.625%, due 05/01/27		25,000	24,625
Nordstrom, Inc.
4.375%, due 04/01/30		50,000	39,103
Patrick Industries, Inc.
4.750%, due 05/01/29[2]		100,000	87,000
7.500%, due 10/15/27[2]		125,000	122,834
PetSmart, Inc./PetSmart Finance Corp.
4.750%, due 02/15/28[2]		250,000	236,287

PACE High Yield Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Retail—(continued)
Punch Finance PLC
6.125%, due 06/30/26[2]	EUR	125,000	$134,708
6.125%, due 06/30/26[3]		200,000	215,533
QVC, Inc.
4.450%, due 02/15/25		75,000	55,125
4.850%, due 04/01/24		100,000	85,806
Rite Aid Corp.
8.000%, due 11/15/26[2]		153,000	82,777
Sizzling Platter LLC/Sizzling Platter Finance Corp.
8.500%, due 11/28/25[2]		200,000	185,000
Sonic Automotive, Inc.
4.625%, due 11/15/29[2]		75,000	62,915
4.875%, due 11/15/31[2]		125,000	100,937
Specialty Building Products Holdings LLC/SBP Finance Corp.
6.375%, due 09/30/26[2]		75,000	68,062
Staples, Inc.
7.500%, due 04/15/26[2]		275,000	231,918
10.750%, due 04/15/27[2]		250,000	169,234
Stonegate Pub Co. Financing 2019 PLC
8.000%, due 07/13/25[3]	GBP	225,000	255,906
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.000%, due 06/01/31[2]		75,000	65,674
Superior Plus LP/Superior General Partner, Inc.
4.500%, due 03/15/29[2]		125,000	110,711
Victoria's Secret & Co.
4.625%, due 07/15/29[2]		75,000	60,659
Yum! Brands, Inc.
4.750%, due 01/15/30[2]		25,000	24,183
5.375%, due 04/01/32		225,000	219,474
			9,086,209
Savings & loans: 0.0%†
Washington Mutual, Inc.
0.000%, due 09/21/17[4]		500,000	5,813

Semiconductors: 0.1%
Amkor Technology, Inc.
6.625%, due 09/15/27[2]		50,000	50,050
Synaptics, Inc.
4.000%, due 06/15/29[2]		125,000	105,625
			155,675
Software: 1.7%
AthenaHealth Group, Inc.
6.500%, due 02/15/30[2]		250,000	205,335

PACE High Yield Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Software—(continued)
Boxer Parent Co., Inc.
6.500%, due 10/02/25[3]	EUR	100,000	$108,642
6.500%, due 10/02/25[2]		150,000	162,963
7.125%, due 10/02/25[2]		75,000	74,776
9.125%, due 03/01/26[2]		75,000	73,112
Camelot Finance SA
4.500%, due 11/01/26[2]		150,000	142,062
Castle U.S. Holding Corp.
9.500%, due 02/15/28[2]		225,000	143,437
Cloud Software Group Holdings, Inc.
6.500%, due 03/31/29[2]		350,000	315,216
Cloud Software Group, Inc.
9.000%, due 09/30/29[2]		475,000	408,167
Dun & Bradstreet Corp.
5.000%, due 12/15/29[2]		50,000	43,904
Elastic NV
4.125%, due 07/15/29[2]		75,000	64,890
Fair Isaac Corp.
4.000%, due 06/15/28[2]		75,000	69,865
MSCI, Inc.
3.250%, due 08/15/33[2]		50,000	40,625
3.625%, due 09/01/30[2]		50,000	43,134
3.625%, due 11/01/31[2]		150,000	127,521
4.000%, due 11/15/29[2]		225,000	202,732
Open Text Corp.
3.875%, due 02/15/28[2]		100,000	88,611
3.875%, due 12/01/29[2]		150,000	126,066
6.900%, due 12/01/27[2]		50,000	51,643
Open Text Holdings, Inc.
4.125%, due 02/15/30[2]		125,000	106,735
4.125%, due 12/01/31[2]		275,000	227,608
Playtika Holding Corp.
4.250%, due 03/15/29[2]		75,000	63,750
Rocket Software, Inc.
6.500%, due 02/15/29[2]		25,000	20,751
SS&C Technologies, Inc.
5.500%, due 09/30/27[2]		225,000	217,781
Twilio, Inc.
3.875%, due 03/15/3[1]		100,000	83,568
Veritas U.S., Inc./Veritas Bermuda Ltd.
7.500%, due 09/01/25[2]		125,000	94,852
			3,307,746
Telecommunications: 4.9%
Altice France Holding SA
6.000%, due 02/15/28[2]		400,000	246,308
8.000%, due 05/15/27[3]	EUR	475,000	373,017
10.500%, due 05/15/27[2]		400,000	295,392

PACE High Yield Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Telecommunications—(continued)
Altice France SA
3.375%, due 01/15/28[3]	EUR	500,000	$420,100
4.125%, due 01/15/29[3]		250,000	205,614
5.125%, due 07/15/29[2]		375,000	277,255
5.500%, due 10/15/29[2]		200,000	149,716
Ciena Corp.
4.000%, due 01/31/30[2]		100,000	87,842
CommScope Technologies LLC
6.000%, due 06/15/25[2]		236,000	221,831
CommScope, Inc.
4.750%, due 09/01/29[2]		25,000	20,189
6.000%, due 03/01/26[2]		100,000	95,508
7.125%, due 07/01/28[2]		100,000	71,750
8.250%, due 03/01/27[2]		25,000	19,328
Digicel Group Holdings Ltd.
7.000%, due 05/15/23[2,6,8]		48,300	5,071
5.000% Cash or 3.000% PIK,
8.000%, due 04/01/25[2]		111,072	42,506
eircom Finance DAC
3.500%, due 05/15/26[3]	EUR	225,000	233,666
Embarq Corp.
7.995%, due 06/01/36		125,000	53,750
Frontier Communications Holdings LLC
5.000%, due 05/01/28[2]		100,000	87,811
5.875%, due 10/15/27[2]		25,000	23,012
5.875%, due 11/01/29		17,911	13,623
6.000%, due 01/15/30[2]		25,000	19,123
6.750%, due 05/01/29[2]		200,000	160,968
8.625%, due 03/15/31[2]		75,000	73,079
GoTo Group, Inc.
5.500%, due 09/01/27[2]		225,000	126,677
Hughes Satellite Systems Corp.
6.625%, due 08/01/26		150,000	141,673
Iliad Holding SASU
6.500%, due 10/15/26[2]		200,000	192,442
Intelsat Jackson Holdings SA
0.000%, due 10/15/24[2,4,5,9]		525,000	0
Level 3 Financing, Inc.
3.625%, due 01/15/29[2]		75,000	41,946
3.750%, due 07/15/29[2]		200,000	112,556
4.250%, due 07/01/28[2]		300,000	174,884
10.500%, due 05/15/30[2]		146,000	139,766
Liberty Costa Rica Senior Secured Finance
10.875%, due 01/15/31[2]		200,000	189,800
Lorca Telecom Bondco SA
4.000%, due 09/18/27[2]	EUR	225,000	227,625
4.000%, due 09/18/27[3]		125,000	126,458

PACE High Yield Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Telecommunications—(continued)
MTN Mauritius Investments Ltd.
6.500%, due 10/13/26[3]		200,000	$198,912
Network i2i Ltd.
(fixed, converts to FRN on 04/15/25),
5.650%, due 01/15/25[3,7,8]		300,000	287,587
Nokia of America Corp.
6.450%, due 03/15/29		200,000	188,000
PPF Telecom Group BV
3.250%, due 09/29/27[3]	EUR	225,000	228,093
SoftBank Group Corp.
2.125%, due 07/06/24[3]		325,000	340,057
3.125%, due 09/19/25[3]		475,000	476,296
4.500%, due 04/20/25[3]		100,000	105,484
Sprint Capital Corp.
8.750%, due 03/15/32		95,000	116,120
Sprint LLC
7.625%, due 03/01/26		150,000	158,837
Telecom Italia Capital SA
6.000%, due 09/30/34		200,000	170,497
6.375%, due 11/15/33		75,000	67,048
7.200%, due 07/18/36		50,000	45,184
Telecom Italia SpA
1.625%, due 01/18/29[3]	EUR	425,000	360,597
2.375%, due 10/12/27[3]		100,000	94,384
3.625%, due 05/25/26[3]		200,000	209,900
Telecommunications Services of Trinidad & Tobago Ltd.
8.875%, due 10/18/29[3]		400,000	336,600
Telesat Canada/Telesat LLC
4.875%, due 06/01/27[2]		50,000	26,760
5.625%, due 12/06/26[2]		125,000	69,823
6.500%, due 10/15/27[2]		75,000	26,283
TMNL Holding BV
3.750%, due 01/15/29[3]	EUR	375,000	357,429
T-Mobile USA, Inc.
2.625%, due 04/15/26		25,000	23,449
2.875%, due 02/15/31		25,000	21,662
Total Play Telecomunicaciones SA de CV
6.375%, due 09/20/28[3]		200,000	125,000
7.500%, due 11/12/25[2]		200,000	138,060
Vmed O2 UK Financing I PLC
4.250%, due 01/31/31[2]		200,000	165,783
4.750%, due 07/15/31[2]		200,000	170,428

PACE High Yield Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face
	amount[1]		Value
Corporate bonds—(continued)
Telecommunications—(continued)
Vodafone Group PLC
(fixed, converts to FRN on 08/27/26),
2.625%, due 08/27/80[3,7]	EUR	225,000	$222,455
(fixed, converts to FRN on 10/03/28),
4.200%, due 10/03/78[3,7]		125,000	125,685
(fixed, converts to FRN on 04/04/29),
7.000%, due 04/04/79[7]		175,000	179,375
Zayo Group Holdings, Inc.
4.000%, due 03/01/27[2]		150,000	113,574
			9,819,648
Textiles: 0.2%
Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC
5.375%, due 05/01/23[2]	EUR	200,000	213,571
5.375%, due 05/01/23[3]		153,000	163,381
			376,952
Toys/Games/Hobbies: 0.1%
Mattel, Inc.
5.450%, due 11/01/41		25,000	22,225
5.875%, due 12/15/27[2]		100,000	100,123
6.200%, due 10/01/40		25,000	23,561
			145,909
Transportation: 0.5%
Cargo Aircraft Management, Inc.
4.750%, due 02/01/28[2]		125,000	112,154
First Student Bidco, Inc./First Transit Parent, Inc.
4.000%, due 07/31/29[2]		50,000	43,332
Hidrovias International Finance SARL
4.950%, due 02/08/31[2]		200,000	149,163
Rand Parent LLC
8.500%, due 02/15/30[2]		100,000	90,596
Rumo Luxembourg Sarl
5.250%, due 01/10/28[3]		200,000	185,725
Seaspan Corp.
5.500%, due 08/01/29[2]		175,000	139,650
Western Global Airlines LLC
10.375%, due 08/15/25[2]		125,000	16,250
Zenith Finco PLC
6.500%, due 06/30/27[2]	GBP	275,000	256,221
6.500%, due 06/30/27[3]		100,000	93,171
			1,086,262
Trucking & leasing: 0.2%
Fly Leasing Ltd.
7.000%, due 10/15/24[2]		125,000	108,672

PACE High Yield Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face
	amount[1]	Value
Corporate bonds—(continued)
Trucking & leasing—(continued)
Fortress Transportation and Infrastructure Investors LLC
5.500%, due 05/01/28[2]	100,000	$91,658
6.500%, due 10/01/25[2]	153,000	151,093
9.750%, due 08/01/27[2]	125,000	130,179
		481,602
Water: 0.1%
Solaris Midstream Holdings LLC
7.625%, due 04/01/26[2]	175,000	168,000
Total corporate bonds
(cost—$219,060,250)		191,690,210

Loan assignments—0.8%
Broadcast: 0.7%
Allen Media LLC
2021 Term Loan B,
3 mo. USD LIBOR + 5.500%,
10.548%, due 02/10/27[7]	71,860	63,102
Ascent Resources - Utica
2020 Fixed 2nd Lien Term Loan,
3 mo. USD LIBOR + 9.000%,
14.211%, due 11/01/25[7]	253,000	267,864
Athenahealth, Inc.
1 mo. USD SOFR + 3.500%,
3.500%, due 02/15/29[7,13]	10,870	10,171
1 mo. USD SOFR + 3.500%,
8.464%, due 02/15/29[7]	88,480	82,792
Avantor Funding, Inc.
2021 Term Loan B5,
1 mo. USD LIBOR + 2.250%,
7.332%, due 11/08/27[7]	36,104	36,042
Clarios Global LP
2021 USD Term Loan B,
1 mo. USD LIBOR + 3.250%,
8.275%, due 04/30/26[7]	19,802	19,748
Cloud Software Group, Inc.
2022 USD Term Loan A,
3 mo. USD LIBOR + 4.500%,
9.498%, due 09/29/28[7]	75,000	69,937
Consolidated Communications, Inc.
2021 Term Loan B,
1 mo. USD LIBOR + 3.500%,
8.597%, due 10/02/27[7]	150,000	127,446
Diamond Sports Group, LLC
2022 2nd Lien Term Loan,
3 mo. USD SOFR + 3.250%,
8.167%, due 08/24/26[7]	96,772	6,169
DirecTV Financing LLC
Term Loan,
1 mo. USD LIBOR + 5.000%,
10.025%, due 08/02/27[7]	43,250	41,452

PACE High Yield Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face
	amount[1]		Value
Loan assignments—(continued)
Broadcast—(continued)
Endure Digital, Inc.
Term Loan,
1 mo. USD LIBOR + 3.500%,
8.792%, due 02/10/28[7]		73,687	$68,829
Formula One Holdings Limited.
Term Loan B,
1 mo. USD SOFR + 3.250%,
8.482%, due 01/15/30[7]		25,000	25,019
Great Canadian Gaming Corporation
2021 Term Loan,
3 mo. USD LIBOR + 4.000%,
8.947%, due 11/01/26[7]		99,250	98,382
Mulhacen Pte Ltd
6 mo. EUR EURIBOR + 8.000%,
8.000%, due 12/01/26[7,14]		239,400	136,294
6 mo. EUR EURIBOR + 10.000%,
13.375%, due 08/01/26[7,14]	EUR	112,062	100,843
Scientific Games Holdings LP
2022 USD Term Loan B,
3 mo. USD SOFR + 3.500%,
8.421%, due 04/04/29[7]		149,250	146,910
UFC Holdings LLC
2021 Term Loan B,
3 mo. USD LIBOR + 2.750%,
8.050%, due 04/29/26[7]		63,007	62,814
Total Broadcast			1,363,814

Chemicals: 0.0%†
Consolidated Energy Finance SA
Term Loan B,
1 mo. USD LIBOR + 2.500%,
7.525%, due 05/07/25[7,14]		40,468	40,249
Total chemicals			40,249

Insurance: 0.0%†
Hub International Ltd.
2018 Term Loan B,
3 mo. USD LIBOR + 3.000%,
8.020%, due 04/25/25[7]		71,685	71,500
Total insurance			71,500

Media: 0.1%
Altice France S.A.
2023 USD Term Loan B14,
1 mo. USD Term SOFR + 5.500%,
10.486%, due 08/15/28[7]		162,889	152,912
Total media			152,912

PACE High Yield Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face
	amount[1]	Value
Loan assignments—(continued)
Oil & gas: 0.0%†
Parker Drilling Co.
2nd Lien PIK Term Loan,
2.000%, due 03/26/24[7]	27,922	$27,363
Total Oil & gas		27,363
Total loan assignments (cost—$1,882,253)		1,655,838

Non-U.S. government agency obligations: 0.1%
Turkey: 0.1%
Turkiye Ihracat Kredi Bankasi AS
5.375%, due 10/24/23[2]	200,000	197,975

Ukraine: 0.0%†
Ukreximbank Via Biz Finance PLC
9.750%, due 01/22/25[3]	103,000	82,400
Total non-U.S. government agency obligations (cost $303,816)		280,375

PACE High Yield Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Number of shares
Common stocks: 0.6%
Aerospace & defense: 0.0%†
Egmv13794*,4,5	EUR	2,750	$0

Energy equipment & services: 0.0%†
Parker Drilling Co.*		1,153	14,413

Financial services: 0.1%
SPN*,2,4,,		2,777	190,225

Gas utilities: 0.0%†
Ferrellgas Partners LP,Class B,		364	54,782

IT services: 0.1%
Carnelian Point Holdings LP4		140	169,565

Leisure products: 0.0%†
Codere New Topco SA*,4,5	EUR	4,367	0
Teide 10 S.L.*,4,5		5,444,137	29,994
			29,994
Media: 0.0%†
iHeartMedia, Inc., Class A*		1,347	4,674

Metals & mining: 0.0%†
Aleris International, Inc.*,4,5,9		795	15,900
Cloud Peak Energy, Inc.*,4,5		66	0
Petra Diamonds Ltd.*	GBP	54,100	46,233
			62,133
Oil, gas & consumable fuels: 0.2%
Athabasca Oil Corp.*		35,451	87,564
Chaparral Energy, Inc.*,4		2,856	131,376
Summit Midstream Partners LP*		11,021	168,952
			387,892
Paper & forest products: 0.1%
Hardwood Holdings LLC*,4		936	82,836

Pharmaceuticals: 0.0%†
Mallinckrodt PLC*,,		3,666	21,409

Wireless telecommunication services: 0.1%
Intelsat SA*,4		5,072	130,604
Total common stocks (cost—$1,600,587)			1,148,527

Preferred stocks: 0.1%
Machinery: 0.0%†
Selecta Group BV*,4	EUR	21,852	11,497
Selecta Group BV, Class A*,4		43,703	22,995
Total Machinery (cost—$19,205)			34,492

Oil, gas & consumable fuels: 0.1%
Global Partners LP8		3,886	98,355
Gulfport Energy Corp.[4,6,8]		9	49,950
Total Oil, gas & consumable fuels (cost—$104,004)			148,305
Total preferred stocks (cost—$123,209)			182,797

Rights: 0.0%†
Intelsat Jackson Holdings SA expires 12/05/25*,4		1,062	7,699
Total rights (cost—$0)

Warrants: 0.1%
California Resources Corp. expires 10/27/24*		201	1,914
Carlson Travel, Inc. expires 11/19/26*,4		1,052	0
Carlson Travel, Inc. expires 11/19/28*,4		1,108	0
Chalice Mining Ltd. expires 10/01/24*,4		9	4
Chalice Mining Ltd.expires 10/01/25*,4		9	9
Denbury, Inc. expires 09/18/25*		1,376	85,752
Intelsat SA expires 02/17/27*,4		1	1
Total warrants (cost—$382,313)			87,680

PACE High Yield Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Number of shares	Value
Short-term investments—1.1%
Investment companies: 1.1%
State Street Institutional U.S. Government Money Market Fund, 4.756%[15] (cost $2,188,630)	2,188,630	$2,188,630
Total investments (cost—$225,541,058)—98.7%		197,241,756
Other assets in excess of liabilities—1.3%		2,605,495
Net assets—100.0%		$199,847,251

Forward foreign currency contracts
Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
SSC	EUR	36,749,808	USD	40,093,122	05/09/23	$(416,784)
SSC	GBP	4,597,927	USD	5,704,933	05/09/23	(74,392)
SSC	USD	250,000	EUR	227,408	05/09/23	1,296
Net unrealized appreciation (depreciation)						$(489,880)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Corporate bonds	—	191,525,955	164,255	191,690,210
Loan assignments	—	1,655,838	—	1,655,838
Non-U.S. government agency obligations	—	280,375	—	280,375
Preferred stocks	98,355	84,442	—	182,797
Common stocks	$398,027	$535,041	$215,459	$1,148,527
Rights	—	7,699	—	7,699
Warrants	87,666	14	—	87,680
Short-term investments	—	2,188,630	—	2,188,630
Forward foreign currency contracts	—	1,296	—	1,296
Total	$584,048	$196,279,290	$379,714	$197,243,052

Liabilities
Forward foreign currency contracts	$—	$(491,176)	$—	$(491,176)

PACE High Yield Investments

Portfolio of investments – April 30, 2023 (unaudited)

At April 30, 2023, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes

† Amount represents less than 0.05% or (0.05)%.

* Non–income producing security.

1 In U.S. dollars unless otherwise indicated.

2 Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $107,788,069, represented 53.9% of the Portfolios net assets at period end.

3 Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

4 Security fair valued by the Valuation Committee under the direction of the Board of Trustees.

5 Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

6 Payment–in–kind security for which interest may be paid in cash or additional principal, at the discretion of the issuer.

7 Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.

8 Perpetual investment. Date shown reflects the next call date.

9 This security is considered restricted. At period end, the value of restricted security was $36,150, represented 53.9 of the Fund’s net assets.

The table below provides further information.

Restricted security	Acquisition date	Acquisition cost	Acquisition cost as a percentage of net asset	Value at 04/30/23	Value as a percentage of net assets
Aleris International, Inc.	1/10/2017	$13,981	0.0%	$15,900	0.0%
Appcion Esc	6/1/2020	650,000	0.0	6,500	0.0
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.3.000%, due 03/15/24	9/2/2020	482,067	0.0	5,500	0.0
Intelsat Jackson Holdings SA, 0.000%, due 10/15/24	9/5/18-2/11/20	—	—	—	0.0
Sanchez Energy Corp. 6.125%, due 01/15/23	10/30/17-12/1/17	329,036	0.0	1,750	0.0
Sanchez Energy Corp. 7.750%, due 06/15/21	11/3/17-12/1/17	475,000	0.0	2,375	0.0

10 Bond interest in default.

11 Security, or portion thereof, pledged as collateral for investments sold short.

12 Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate  at the period end; the maturity date disclosed is the ultimate maturity date.

13 All or a portion of the loan commitment is unfunded.

14 Position is unsettled. Contract rate was not determined at April 30, 2023 and does not take effect until settlement.

15 Rates shown reflect yield at April 30, 2023.

PACE Large Co Value Equity Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Number of shares	Value
Common stocks: 97.6%
Aerospace & defense: 2.4%
Boeing Co.*	4,400	$909,832
General Dynamics Corp.	82,700	18,056,718
Raytheon Technologies Corp.	7,600	759,240
		19,725,790
Air freight & logistics: 0.9%
FedEx Corp.	31,592	7,196,026

Automobile components: 0.3%
Adient PLC*	7,900	291,826
Aptiv PLC*	5,400	555,444
Goodyear Tire & Rubber Co.*	21,700	231,539
Magna International, Inc.	27,000	1,408,320
		2,487,129
Automobiles: 1.7%
General Motors Co.	55,100	1,820,504
Harley-Davidson, Inc.	327,865	12,163,792
		13,984,296
Banks: 6.1%
Citigroup, Inc.	319,513	15,039,477
Citizens Financial Group, Inc.	39,500	1,222,130
First Citizens BancShares, Inc., Class A	700	705,026
JPMorgan Chase & Co.	96,021	13,273,943
M&T Bank Corp.	119,283	15,005,801
U.S. Bancorp	46,500	1,594,020
Wells Fargo & Co.	70,000	2,782,500
		49,622,897
Broadline retail: 1.3%
Alibaba Group Holding Ltd., ADR*	123,186	10,432,622

Building products: 2.0%
Johnson Controls International PLC	276,513	16,546,538

Capital markets: 6.5%
Ares Management Corp., Class A	211,400	18,516,526
Bank of New York Mellon Corp.	317,754	13,533,143
Charles Schwab Corp.	80,353	4,197,641
Goldman Sachs Group, Inc.	4,900	1,682,856
Morgan Stanley	154,449	13,895,776
State Street Corp.	17,200	1,242,872
		53,068,814
Chemicals: 4.3%
Axalta Coating Systems Ltd.*	520,147	16,421,041
Olin Corp.	17,200	952,880
PPG Industries, Inc.	130,252	18,269,145
		35,643,066
Communications equipment: 2.4%
Cisco Systems, Inc.	339,497	16,041,233
F5, Inc.*	14,300	1,921,348

PACE Large Co Value Equity Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Communications equipment—(continued)
Telefonaktiebolaget LM Ericsson, ADR[1]	249,100	$1,367,559
		19,330,140
Construction & engineering: 0.0%†
Fluor Corp.*	10,500	305,130

Construction materials: 1.7%
HeidelbergCement AG	184,965	13,973,420

Consumer finance: 1.7%
American Express Co.	85,960	13,868,786
Capital One Financial Corp.	3,900	379,470
		14,248,256
Containers & packaging: 0.0%†
International Paper Co.	8,400	278,124

Electric utilities: 2.3%
Exelon Corp.	407,449	17,292,136
PPL Corp.	55,000	1,579,600
		18,871,736
Electronic equipment, instruments & components: 2.1%
Corning, Inc.	502,012	16,676,839
TE Connectivity Ltd.	6,000	734,220
		17,411,059
Energy equipment & services: 0.3%
Baker Hughes Co.	13,100	383,044
Halliburton Co.	19,400	635,350
NOV, Inc.	66,800	1,118,900
Schlumberger NV	7,500	370,125
		2,507,419
Entertainment: 0.1%
Warner Bros Discovery, Inc.	69,300	943,173

Financial services: 3.5%
Berkshire Hathaway, Inc., Class B*	49,960	16,414,358
Corebridge Financial Inc.	23,400	394,524
Equitable Holdings, Inc.	419,229	10,895,762
Fidelity National Information Services, Inc.	16,900	992,368
		28,697,012
Food products: 3.4%
Archer-Daniels-Midland Co.	145,343	11,348,381
Danone SA	244,175	16,140,702
		27,489,083
Health care equipment & supplies: 2.5%
DENTSPLY SIRONA, Inc.	420,986	17,651,943
GE HealthCare Technologies, Inc.*	8,800	715,792
Medtronic PLC	16,300	1,482,485
Zimmer Biomet Holdings, Inc.	3,800	526,072
		20,376,292
Health care providers & services: 4.6%
Centene Corp.*	14,200	978,806

PACE Large Co Value Equity Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Health care providers & services—(continued)
Cigna Group	2,100	$531,909
CVS Health Corp.	19,300	1,414,883
Elevance Health, Inc.	34,352	16,099,065
HCA Healthcare, Inc.	3,200	919,456
Humana, Inc.	1,100	583,539
UnitedHealth Group, Inc.	35,276	17,358,967
		37,886,625
Hotels, restaurants & leisure: 2.5%
Aramark	322,311	11,184,192
Booking Holdings, Inc.*	200	537,262
Expedia Group, Inc.*	94,726	8,900,455
		20,621,909
Industrial conglomerates: 0.2%
General Electric Co.	17,100	1,692,387

Insurance: 5.8%
American International Group, Inc.	227,440	12,063,418
Hartford Financial Services Group, Inc.	16,000	1,135,840
Marsh & McLennan Cos., Inc.	46,154	8,316,489
MetLife, Inc.	223,686	13,718,662
Progressive Corp.	87,210	11,895,444
		47,129,853
Interactive media & services: 4.1%
Alphabet, Inc., Class A*	168,698	18,108,044
Meta Platforms, Inc., Class A*	65,388	15,714,044
		33,822,088
IT services: 0.0%†
Cognizant Technology Solutions Corp., Class A	6,200	370,202

Machinery: 0.4%
CNH Industrial NV	53,900	759,990
Cummins, Inc.	4,300	1,010,672
PACCAR, Inc.	10,400	776,776
Timken Co.	5,000	384,250
		2,931,688
Media: 1.6%
Comcast Corp., Class A	274,736	11,365,828
News Corp., Class A	43,300	762,513
Omnicom Group, Inc.	4,000	362,280
Paramount Global, Class B	25,900	604,247
		13,094,868
Multi-utilities: 2.2%
Sempra Energy	114,314	17,774,684

Oil, gas & consumable fuels: 4.9%
APA Corp.	56,900	2,096,765
Cenovus Energy, Inc.	35,700	599,760
ConocoPhillips	157,546	16,209,908
EOG Resources, Inc.	144,719	17,289,579

PACE Large Co Value Equity Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Oil, gas & consumable fuels—(continued)
Marathon Oil Corp.	45,400	$1,096,864
Murphy Oil Corp.	17,500	642,425
Ovintiv, Inc.	20,100	725,208
Shell PLC, ADR	21,600	1,338,768
		39,999,277
Passenger airlines: 0.7%
Southwest Airlines Co.	202,017	6,119,095

Personal care products: 2.7%
Unilever PLC, ADR[1]	399,137	22,164,078

Pharmaceuticals: 7.5%
Eli Lilly & Co.	49,885	19,747,476
GSK PLC, ADR	9,800	353,094
Merck & Co., Inc.	180,195	20,807,117
Pfizer, Inc.	512,168	19,918,213
Sanofi, ADR	8,200	439,930
		61,265,830
Semiconductors & semiconductor equipment: 4.2%
Lam Research Corp.	15,979	8,374,274
Micron Technology, Inc.	12,800	823,808
NXP Semiconductors NV	80,193	13,130,802
QUALCOMM, Inc.	103,125	12,045,000
		34,373,884
Software: 0.7%
Microsoft Corp.	9,000	2,765,340
Oracle Corp.	14,000	1,326,080
Workday, Inc., Class A	11,000	2,047,540
		6,138,960
Specialized REITs: 2.0%
Gaming and Leisure Properties, Inc.	310,215	16,131,180

Specialty retail: 3.8%
Advance Auto Parts, Inc.	34,934	4,385,265
Home Depot, Inc.	51,014	15,331,747
TJX Cos., Inc.	145,041	11,432,132
		31,149,144
Technology hardware, storage & peripherals: 1.8%
Samsung Electronics Co. Ltd.	298,938	14,629,736

Tobacco: 2.3%
Philip Morris International, Inc.	188,668	18,861,140

Wireless telecommunication services: 0.1%
Vodafone Group PLC, ADR	66,000	788,700
Total common stocks (cost—$782,809,095)		800,083,350

Short term investments: 2.8%
Investment companies: 2.8%
State Street Institutional U.S. Government Money Market Fund, 4.756%[2] (cost—$22,884,680)	22,884,680	22,884,680

Investment of cash collateral from securities loaned: 0.4%
Money market funds: 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.790[2]% (cost $2,861,799)	2,861,799	2,861,799
Total Investments (cost—$808,555,574)[3]—100.8%		825,829,829
Liabilities in excess of other assets—(0.8)%		(6,273,900)
Net Assets—100.0%		$819,555,929

PACE Large Co Value Equity Investments

Portfolio of investments – April 30, 2023 (unaudited)

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	800,083,350	—	—	800,083,350
Short-term investments	—	22,884,680	—	22,884,680
Investment of cash collateral from securities loaned	—	2,861,799	—	2,861,799
Total	$800,083,350	$25,746,479	$—	$825,829,829

At April 30, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

* Non–income producing security.

1 Security, or portion thereof, was on loan at the period end.

2 Rates shown reflect yield at April 30, 2023.

3 Includes $18,907,211 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $2,861,799 and non-cash collateral of $16,397,832.

PACE Large Co Growth Equity Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Number of shares	Value
Common stocks: 97.5%
Air freight & logistics: 0.5%
United Parcel Service, Inc.,Class B	19,738	$3,549,090

Automobiles: 1.1%
Tesla, Inc.*	50,826	8,351,220

Beverages: 0.8%
Coca-Cola Co.	13,464	863,716
Monster Beverage Corp.*	90,210	5,051,760
		5,915,476
Biotechnology: 4.1%
AbbVie, Inc.	54,563	8,245,561
Alnylam Pharmaceuticals, Inc.*	6,900	1,374,480
Amgen, Inc.	3,790	908,615
Exact Sciences Corp.*	61,846	3,962,473
Moderna, Inc.*	6,397	850,097
Regeneron Pharmaceuticals, Inc.*	12,853	10,305,407
Sarepta Therapeutics, Inc.*	13,807	1,695,085
Seagen, Inc.*	13,581	2,716,200
		30,057,918
Broadline retail: 8.7%
Amazon.com, Inc.*	507,706	53,537,598
Etsy, Inc.*	20,246	2,045,453
MercadoLibre, Inc.*	6,033	7,707,097
		63,290,148
Building products: 0.6%
Trane Technologies PLC	21,952	4,078,901

Capital markets: 1.8%
Blackstone, Inc.	41,012	3,663,602
Charles Schwab Corp.	55,644	2,906,843
Morgan Stanley	62,137	5,590,466
MSCI, Inc.	1,959	945,119
		13,106,030
Chemicals: 0.3%
Sherwin-Williams Co.	9,406	2,234,301

Consumer finance: 0.2%
Capital One Financial Corp.	12,678	1,233,569

Consumer staples distribution & retail: 0.3%
Target Corp.	13,223	2,085,928

Electrical equipment: 0.4%
Rockwell Automation, Inc.	10,414	2,951,432

Electronic equipment, instruments & components: 0.6%
Amphenol Corp.,Class A	59,971	4,526,011

Energy equipment & services: 0.4%
Schlumberger NV	53,767	2,653,401

Entertainment: 3.1%
Netflix, Inc.*	67,980	22,428,641

Financial services: 5.5%
Block, Inc.*	25,410	1,544,674
Mastercard, Inc.,Class A	43,280	16,447,699
PayPal Holdings, Inc.*	97,271	7,392,596

PACE Large Co Growth Equity Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Financial services—(continued)
Visa, Inc.,Class A	63,969	$14,887,505
		40,272,474
Food products: 0.4%
Hershey Co.	10,716	2,926,111

Ground transportation: 0.7%
Uber Technologies, Inc.*	171,416	5,322,467

Health care equipment & supplies: 3.5%
Abbott Laboratories	83,430	9,216,512
Align Technology, Inc.*	25,567	8,316,945
Dexcom, Inc.*	22,474	2,726,995
Intuitive Surgical, Inc.*	13,117	3,951,103
Stryker Corp.	4,931	1,477,574
		25,689,129
Health care providers & services: 4.4%
Elevance Health, Inc.	6,276	2,941,247
HCA Healthcare, Inc.	22,648	6,507,450
Humana, Inc.	5,708	3,028,037
McKesson Corp.	16,499	6,009,596
UnitedHealth Group, Inc.	28,148	13,851,349
		32,337,679
Hotels, restaurants & leisure: 3.6%
Airbnb, Inc.,Class A*	104,402	12,493,787
Chipotle Mexican Grill, Inc.*	2,420	5,003,640
Marriott International, Inc.,Class A	34,075	5,770,261
Starbucks Corp.	24,458	2,795,305
		26,062,993
Insurance: 0.2%
Progressive Corp.	11,735	1,600,654

Interactive media & services: 7.6%
Alphabet, Inc.,Class C*	369,727	40,011,856
Match Group, Inc.*	2,115	78,043
Meta Platforms, Inc.,Class A*	63,784	15,328,571
		55,418,470
IT services: 2.4%
Accenture PLC,Class A	30,624	8,583,601
Cognizant Technology Solutions Corp.,Class A	36,233	2,163,473
MongoDB, Inc.*	6,780	1,626,929
Shopify, Inc.,Class A*	79,178	3,836,174
Snowflake, Inc.,Class A*	7,417	1,098,309
		17,308,486
Life sciences tools & services: 2.1%
Illumina, Inc.*	33,385	6,862,620
Thermo Fisher Scientific, Inc.	15,552	8,629,805
		15,492,425
Machinery: 1.0%
Deere & Co.	18,489	6,989,212

PACE Large Co Growth Equity Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Media: 0.6%
Trade Desk, Inc.,Class A*	63,973	$4,116,023

Metals & mining: 1.1%
Freeport-McMoRan, Inc.	179,499	6,804,807
Teck Resources Ltd.,Class B	33,328	1,553,085
		8,357,892
Oil, gas & consumable fuels: 1.8%
Cheniere Energy, Inc.	18,250	2,792,250
ConocoPhillips	41,850	4,305,946
Exxon Mobil Corp.	27,329	3,234,114
TOTAL SE,ADR	38,718	2,475,242
		12,807,552
Personal care products: 0.2%
Estee Lauder Cos., Inc.,Class A	6,629	1,635,507

Pharmaceuticals: 2.2%
AstraZeneca PLC,ADR	41,511	3,039,436
Eli Lilly & Co.	16,459	6,515,460
Zoetis, Inc.	35,653	6,267,084
		15,821,980
Professional services: 0.2%
Equifax, Inc.	6,919	1,441,781

Semiconductors & semiconductor equipment: 5.7%
Advanced Micro Devices, Inc.*	75,665	6,762,181
ASML Holding NV,Registered Shares	6,010	3,827,529
First Solar, Inc.*	18,515	3,380,469
Lam Research Corp.	9,153	4,796,904
Micron Technology, Inc.	26,703	1,718,605
NVIDIA Corp.	68,448	18,993,635
Texas Instruments, Inc.	12,994	2,172,597
		41,651,920
Software: 22.6%
Adobe, Inc.*	50,079	18,907,827
Autodesk, Inc.*	46,331	9,024,815
HubSpot, Inc.*	7,485	3,150,811
Intuit, Inc.	12,678	5,628,398

PACE Large Co Growth Equity Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Software—(continued)
Microsoft Corp.	239,257	$73,514,106
Oracle Corp.	109,298	10,352,707
Salesforce, Inc.*	104,400	20,709,828
ServiceNow, Inc.*	32,609	14,981,227
Synopsys, Inc.*	13,304	4,940,041
Workday, Inc.,Class A*	17,277	3,215,941
		164,425,701
Specialty retail: 2.5%
AutoZone, Inc.*	3,184	8,479,979
Lowe's Cos., Inc.	45,046	9,361,910
		17,841,889
Technology hardware, storage & peripherals: 5.0%
Apple, Inc.	214,536	36,402,469

Textiles, apparel & luxury goods: 1.1%
NIKE, Inc.,Class B	42,764	5,419,054
Tapestry, Inc.	66,069	2,696,276
		8,115,330
Tobacco: 0.2%
Philip Morris International, Inc.	14,478	1,447,366
Total common stocks (cost—$685,624,728)		709,947,576

Short term investments: 2.0%
Investment companies: 2.0%
State Street Institutional U.S. Government Money Market Fund, 4.756%[1] (cost—$14,398,829)	14,398,829	14,398,829
Total Investments (cost—$700,023,557)—99.5%		724,346,405
Other assets in excess of liabilities—0.5%		3,379,209
Net Assets—100.0%		$727,725,614

PACE Large Co Growth Equity Investments

Portfolio of investments – April 30, 2023 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	709,947,576	—	—	709,947,576
Short-term investments	—	14,398,829	—	14,398,829
Total	$709,947,576	$14,398,829	$—	$724,346,405

Portfolio footnotes

* Non–income producing security.
1 Rates shown reflect yield at April 30, 2023.

PACE Small/Medium Co Value Equity Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Number of shares	Value
Common stocks: 94.2%
Aerospace & defense: 0.2%
Northrop Grumman Corp.	1,000	$461,270

Air freight & logistics: 0.3%
FedEx Corp.	3,600	820,008

Automobile components: 1.3%
Gentex Corp.	124,358	3,431,037
Goodyear Tire & Rubber Co.*	41,800	446,006
		3,877,043
Automobiles: 1.1%
Thor Industries, Inc.[1]	42,101	3,326,821

Banks: 12.2%
Ameris Bancorp	64,020	2,144,670
Bank of Hawaii Corp.[1]	43,987	2,130,290
Bank of NT Butterfield & Son Ltd.	119,290	3,069,332
Bank OZK	60,440	2,158,917
Banner Corp.	54,080	2,699,673
Carter Bankshares, Inc.*	171,372	2,202,130
Cathay General Bancorp	60,440	1,926,223
First Bancorp/Southern Pines NC	5,000	153,900
First Busey Corp.	71,870	1,306,597
First Citizens BancShares, Inc., Class A	1,300	1,309,334
First Hawaiian, Inc.	106,960	2,044,006
First Horizon Corp.	194,802	3,418,775
Glacier Bancorp, Inc.	81,910	2,721,869
Hancock Whitney Corp.	53,680	1,960,394
Popular, Inc.	45,730	2,744,257
Regions Financial Corp.	27,900	509,454
Truist Financial Corp.	15,940	519,325
Webster Financial Corp.	104,670	3,904,191
		36,923,337
Beverages: 1.0%
National Beverage Corp.*	64,034	3,182,490

Building products: 2.9%
Armstrong World Industries, Inc.	27,400	1,881,284
Lennox International, Inc.	10,975	3,093,962
Resideo Technologies, Inc.*	82,650	1,471,170
Zurn Elkay Water Solutions Corp.,Class C	106,460	2,294,213
		8,740,629
Capital markets: 1.6%
LPL Financial Holdings, Inc.	16,726	3,493,058
Virtus Investment Partners, Inc.	7,802	1,421,602
		4,914,660
Chemicals: 2.0%
HB Fuller Co.	39,029	2,582,549
Innospec, Inc.	12,966	1,317,734
Scotts Miracle-Gro Co.	34,416	2,299,333
		6,199,616

PACE Small/Medium Co Value Equity Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Commercial services & supplies: 2.1%
KAR Auction Services, Inc.*	166,610	$2,255,899
Stericycle, Inc.*	91,130	4,160,085
		6,415,984
Communications equipment: 0.4%
Comtech Telecommunications Corp.	108,753	1,125,594

Consumer finance: 0.6%
Enova International, Inc.*	39,980	1,755,922

Consumer staples distribution & retail: 1.5%
U.S. Foods Holding Corp.*	122,060	4,687,104

Diversified telecommunication services: 0.8%
Liberty Latin America Ltd.,Class A*	275,960	2,447,765

Electric utilities: 2.6%
IDACORP, Inc.	39,760	4,418,131
Portland General Electric Co.	67,288	3,406,119
		7,824,250
Electrical equipment: 0.8%
EnerSys	30,220	2,507,353

Electronic equipment, instruments & components: 1.9%
CDW Corp.	11,196	1,898,730
Zebra Technologies Corp.,Class A*	12,912	3,719,043
		5,617,773
Energy equipment & services: 2.1%
ChampionX Corp.	90,660	2,455,073
Liberty Energy, Inc.	210,740	2,699,579
Ranger Energy Services, Inc.*	19,930	223,216
TETRA Technologies, Inc.*	302,725	862,766
		6,240,634
Entertainment: 0.3%
Lions Gate Entertainment Corp.,Class B*	84,045	896,760

Financial services: 1.9%
Essent Group Ltd.	40,550	1,722,158
Jack Henry & Associates, Inc.	24,237	3,958,872
		5,681,030
Food products: 2.8%
Conagra Brands, Inc.	8,300	315,068
Lamb Weston Holdings, Inc.	3,400	380,154
Post Holdings, Inc.*	30,990	2,804,285
TreeHouse Foods, Inc.*	85,750	4,566,188
Tyson Foods, Inc.,Class A	4,800	299,952
		8,365,647
Gas utilities: 0.4%
National Fuel Gas Co.	21,800	1,218,620

Ground transportation: 1.3%
Landstar System, Inc.	21,650	3,811,050

Health care equipment & supplies: 2.3%
Envista Holdings Corp.*	85,440	3,288,585

PACE Small/Medium Co Value Equity Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Health care equipment & supplies—(continued)
Integra LifeSciences Holdings Corp.*	67,990	$3,761,207
		7,049,792
Health care providers & services: 4.3%
Acadia Healthcare Co., Inc.*	40,160	2,903,166
AdaptHealth Corp.*,1	141,560	1,681,733
Amedisys, Inc.*	53,890	4,327,367
CorVel Corp.*	11,670	2,357,690
Select Medical Holdings Corp.	45,700	1,393,850
Tenet Healthcare Corp.*	7,300	535,236
		13,199,042
Health care REITs: 2.5%
Healthcare Realty Trust, Inc.	204,780	4,050,548
Physicians Realty Trust[1]	255,280	3,681,138
		7,731,686
Hotels, restaurants & leisure: 4.0%
Boston Pizza Royalties Income Fund	25,100	289,191
Boston Pizza Royalties Income Fund	31,900	365,574
Cheesecake Factory, Inc.[1]	145,379	4,897,818
Despegar.com Corp.*	433,660	2,281,052
Six Flags Entertainment Corp.*	176,140	4,274,918
		12,108,553
Household durables: 0.1%
Taylor Morrison Home Corp.*	6,100	262,849

Household products: 0.9%
WD-40 Co.[1]	14,569	2,773,938

Industrial REITs: 0.4%
Granite Real Estate Investment Trust	19,690	1,228,656

Insurance: 2.5%
Assured Guaranty Ltd.	40,160	2,163,419
CNO Financial Group, Inc.	56,937	1,277,667
W. R. Berkley Corp.	70,836	4,173,657
		7,614,743
Interactive media & services: 0.1%
System1, Inc.*	121,836	350,888

IT services: 1.0%
BigCommerce Holdings, Inc.*	312,744	2,311,178
VeriSign, Inc.*	3,900	865,020
		3,176,198
Leisure products: 0.1%
JAKKS Pacific, Inc.*,1	16,545	370,608

Life sciences tools & services: 0.9%
Syneos Health, Inc.*	67,200	2,638,272

Machinery: 7.6%
Commercial Vehicle Group, Inc.*	34,058	249,645
EnPro Industries, Inc.	17,430	1,643,126
Graco, Inc.	47,800	3,790,062
John Bean Technologies Corp.	19,938	2,167,460
Lincoln Electric Holdings, Inc.	14,010	2,350,878

PACE Small/Medium Co Value Equity Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Machinery—(continued)
Miller Industries, Inc.	65,159	$2,124,184
Oshkosh Corp.	27,283	2,087,695
RBC Bearings, Inc.*	16,634	3,776,084
Terex Corp.	31,970	1,425,542
Toro Co.	33,800	3,523,988
		23,138,664
Marine transportation: 1.1%
Kirby Corp.*	48,545	3,487,473

Metals & mining: 0.6%
ATI, Inc.*	44,980	1,737,128

Office REITs: 1.0%
Corporate Office Properties Trust	127,240	2,912,524

Oil, gas & consumable fuels: 4.5%
Cheniere Energy, Inc.	3,300	504,900
Chesapeake Energy Corp.	2,300	190,164
Comstock Resources, Inc.[1]	176,050	2,024,575
Golar LNG Ltd.*	73,547	1,669,517
Gulfport Energy Corp.*	5,229	473,015
New Fortress Energy, Inc.[1]	33,100	1,002,599
PDC Energy, Inc.	37,770	2,456,939
Viper Energy Partners LP	136,940	4,031,514
W&T Offshore, Inc.*	313,993	1,372,149
		13,725,372
Paper & forest products: 0.6%
Mercer International, Inc.	188,202	1,831,205

Personal care products: 0.8%
BellRing Brands, Inc.*	65,450	2,355,546

Professional services: 3.3%
Broadridge Financial Solutions, Inc.	22,900	3,329,889
KBR, Inc.[1]	31,800	1,804,014
Science Applications International Corp.	6,950	709,108
TransUnion	61,374	4,223,145
		10,066,156
Retail REITs: 0.7%
Retail Opportunity Investments Corp.	171,780	2,238,293

Semiconductors & semiconductor equipment: 0.9%
Teradyne, Inc.	30,346	2,773,017

Software: 3.9%
Adeia, Inc.	6,236	47,643
American Software, Inc.,Class A	104,614	1,249,091
Dolby Laboratories, Inc.,Class A	44,564	3,729,561
New Relic, Inc.*	36,820	2,631,526
Varonis Systems, Inc.*	128,830	2,983,703
Xperi, Inc.*	137,517	1,305,036
		11,946,560
Specialized REITs: 2.2%
Lamar Advertising Co.,Class A	19,806	2,093,098

PACE Small/Medium Co Value Equity Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Specialized REITs—(continued)
PotlatchDeltic Corp.	4,600	$212,658
VICI Properties, Inc.	124,676	4,231,504
		6,537,260
Specialty retail: 2.9%
Leslie's, Inc.*	231,004	2,506,393
National Vision Holdings, Inc.*	112,299	2,362,771
Tilly's, Inc.,Class A*	14,647	109,999
Upbound Group, Inc.	72,185	1,924,452
Valvoline, Inc.	53,530	1,849,462
		8,753,077
Technology hardware, storage & peripherals: 0.3%
Diebold Nixdorf, Inc.*,1	1,215,931	981,135

Textiles, apparel & luxury goods: 2.4%
Capri Holdings Ltd.*	79,530	3,300,495
Samsonite International SA,ADR*,1	259,310	4,090,926
		7,391,421
Trading companies & distributors: 0.2%
United Rentals, Inc.	1,900	686,109
Total common stocks (cost—$272,413,144)		286,107,525

Investment companies: 0.2%
Sprott Physical Uranium Trust (cost—$420,108)	47,350	568,962
Total investment companies (cost—$420,108)		568,962

Short term investments: 5.9%
Investment companies: 5.9%
State Street Institutional U.S. Government Money Market Fund, 4.756%[2] (cost—$17,831,815)	17,831,815	17,831,815

Investment of cash collateral from securities loaned: 0.6%
Money market funds: 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.790%[2] (cost $1,901,260)	1,901,260	1,901,260
Total Investments (cost—$292,566,327)[3]—100.9%		306,409,562
Liabilities in excess of other assets—(0.9)%		(2,865,859)
Net Assets—100.0%		$303,543,703

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$286,107,525	$—	$—	$286,107,525
Investment companies	568,962	—	—	568,962
Short-term investments	—	17,831,815	—	17,831,815
Investment of cash collateral from securities loaned	—	1,901,260	—	1,901,260
Total	$286,676,487	$19,733,075	$—	$306,409,562

At April 30, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes
* Non–income producing security.
1 Security, or portion thereof, was on loan at the period end.
2 Rates shown reflect yield at April 30, 2023.
3 Includes $11,056,246 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $1,901,260 and non-cash collateral of $9,307,691.

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Number of shares	Value
Common stocks: 98.8%
Aerospace & defense: 0.6%
Axon Enterprise, Inc.*	6,913	$1,456,638
Curtiss-Wright Corp.	989	167,962
		1,624,600
Automobile components: 0.8%
American Axle & Manufacturing Holdings, Inc.*	43,873	313,692
Fox Factory Holding Corp.*	2,702	299,571
Stoneridge, Inc.*	8,233	155,027
Visteon Corp.*	9,199	1,291,448
		2,059,738
Banks: 0.3%
Coastal Financial Corp.*	4,152	150,510
Pathward Financial, Inc.	14,403	641,366
		791,876
Beverages: 0.9%
Celsius Holdings, Inc.*	16,331	1,560,754
MGP Ingredients, Inc.[1]	2,233	220,352
Vita Coco Co., Inc.*	26,834	580,956
		2,362,062
Biotechnology: 4.7%
ACADIA Pharmaceuticals, Inc.*	57,469	1,225,814
Aduro Biotech, Inc.*,2,3	9,389	0
Alector, Inc.*	27,198	179,507
Apellis Pharmaceuticals, Inc.*	10,959	914,309
BioCryst Pharmaceuticals, Inc.*,1	50,260	382,479
Catalyst Pharmaceuticals, Inc.*	35,646	567,484
Chimerix, Inc.*	8,196	9,507
CytomX Therapeutics, Inc.*,1	69,908	113,950
Deciphera Pharmaceuticals, Inc.*	5,037	71,576
Enanta Pharmaceuticals, Inc.*	7,657	272,206
Exelixis, Inc.*	67,984	1,244,107
Fate Therapeutics, Inc.*	67,701	410,945
FibroGen, Inc.*	46,436	794,984
Intercept Pharmaceuticals, Inc.*	30,741	532,434
Karuna Therapeutics, Inc.*	862	171,055
Krystal Biotech, Inc.*	3,876	325,584
Natera, Inc.*	5,596	283,829
Organogenesis Holdings, Inc.*	34,735	71,207
Precigen, Inc.*,1	35,475	42,925
PTC Therapeutics, Inc.*	18,455	1,017,609
Rigel Pharmaceuticals, Inc.*	239,199	270,295
Sangamo Therapeutics, Inc.*	2,800	4,116
Sarepta Therapeutics, Inc.*	11,076	1,359,801
Travere Therapeutics, Inc.*	54,934	1,184,926
Ultragenyx Pharmaceutical, Inc.*	23,465	1,024,717
Xenon Pharmaceuticals, Inc.*	3,411	137,395
Y-mAbs Therapeutics, Inc.*	16,600	99,434
		12,712,195

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Broadline retail: 0.9%
Dillard's, Inc.,Class A	2,438	$727,475
Ollie's Bargain Outlet Holdings, Inc.*	28,144	1,836,396
		2,563,871
Building products: 1.2%
AAON, Inc.	3,897	381,906
Apogee Enterprises, Inc.	16,065	683,726
JELD-WEN Holding, Inc.*	22,179	283,448
Tecnoglass, Inc.	45,904	2,012,890
		3,361,970
Capital markets: 2.3%
Avantax, Inc.*	28,000	710,360
FactSet Research Systems, Inc.	3,792	1,561,129
GCM Grosvenor, Inc.,Class A	13,704	110,591
LPL Financial Holdings, Inc.	9,811	2,048,929
MarketAxess Holdings, Inc.	1,781	567,017
Perella Weinberg Partners	24,199	191,172
StoneX Group, Inc.*	7,860	770,830
TPG, Inc.[1]	9,120	264,207
		6,224,235
Chemicals: 0.6%
AdvanSix, Inc.	8,513	320,770
American Vanguard Corp.	13,711	263,937
Chemours Co.	36,996	1,075,473
		1,660,180
Commercial services & supplies: 2.6%
ACV Auctions, Inc.,Class A*	64,247	837,138
CECO Environmental Corp.*	35,877	416,532
Healthcare Services Group, Inc.	96,120	1,500,433
Ritchie Bros Auctioneers, Inc.	73,971	4,230,402
		6,984,505
Communications equipment: 1.6%
Cambium Networks Corp.*	8,500	128,690
CommScope Holding Co., Inc.*	125,302	617,739
DZS, Inc.*	7,176	48,797
Extreme Networks, Inc.*	84,258	1,498,107
Harmonic, Inc.*	79,758	1,123,790
Infinera Corp.*,1	120,778	764,525
Viavi Solutions, Inc.*	12,882	115,422
		4,297,070
Construction & engineering: 3.0%
AECOM	12,217	1,014,622
Dycom Industries, Inc.*	10,793	999,647
Fluor Corp.*	29,745	864,390
MYR Group, Inc.*	11,891	1,521,929
Sterling Infrastructure, Inc.*	14,560	537,555
WillScot Mobile Mini Holdings Corp.*	67,232	3,052,333
		7,990,476

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Consumer finance: 0.8%
Green Dot Corp.,Class A*	24,026	$413,007
LendingTree, Inc.*	19,808	472,025
PRA Group, Inc.*	23,480	851,619
PROG Holdings, Inc.*	17,690	534,769
		2,271,420
Diversified consumer services: 2.0%
Carriage Services, Inc.	6,117	175,619
Chegg, Inc.*	43,878	788,926
Grand Canyon Education, Inc.*	37,137	4,408,162
Universal Technical Institute, Inc.*	10,509	74,194
		5,446,901
Diversified telecommunication services: 0.5%
Bandwidth, Inc.,Class A*	24,224	294,806
Iridium Communications, Inc.	7,969	505,793
Ooma, Inc.*	35,164	432,517
		1,233,116
Electrical equipment: 0.3%
Babcock & Wilcox Enterprises, Inc.*,1	3,200	19,904
Enovix Corp.*,1	9,381	101,502
NEXTracker, Inc.,Class A*	3,069	96,643
Vertiv Holdings Co.	36,644	546,728
Vicor Corp.*	680	29,220
		793,997
Electronic equipment, instruments & components: 2.4%
Arlo Technologies, Inc.*	9,014	58,050
Bel Fuse, Inc.,Class B	27,185	1,104,527
Climb Global Solutions, Inc.	3,126	138,794
Cognex Corp.	50,555	2,410,968
FARO Technologies, Inc.*	11,503	268,595
Itron, Inc.*	15,122	807,515
Napco Security Technologies, Inc.*	56,930	1,764,830
		6,553,279
Energy equipment & services: 0.3%
Patterson-UTI Energy, Inc.	45,804	512,547
ProFrac Holding Corp.,Class A*,1	18,766	210,179
		722,726
Food products: 2.1%
Calavo Growers, Inc.	11,367	363,289
Freshpet, Inc.*	45,754	3,155,654
Lamb Weston Holdings, Inc.	19,935	2,228,932
		5,747,875
Ground transportation: 1.3%
ArcBest Corp.	5,233	493,995
Daseke, Inc.*	22,317	182,553
Landstar System, Inc.	10,321	1,816,806
Lyft, Inc.,Class A*	69,971	717,203
PAM Transportation Services, Inc.*	5,433	121,971

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Ground transportation—(concluded)
Saia, Inc.*	860	$256,082
		3,588,610
Health care equipment & supplies: 6.3%
Alphatec Holdings, Inc.*	102,053	1,473,645
Glaukos Corp.*	28,727	1,364,820
Inogen, Inc.*	5,050	67,215
Inspire Medical Systems, Inc.*	10,903	2,917,970
iRadimed Corp.	15,949	663,957
iRhythm Technologies, Inc.*	2,039	267,925
Merit Medical Systems, Inc.*	4,253	345,726
Neogen Corp.*	55,845	961,651
OrthoPediatrics Corp.*	26,736	1,348,564
Paragon 28, Inc.*	32,002	589,477
Penumbra, Inc.*	3,247	922,538
Pulmonx Corp.*	31,312	367,916
RxSight, Inc.*	23,458	419,898
Semler Scientific, Inc.*	4,069	114,258
Shockwave Medical, Inc.*	982	284,937
Surmodics, Inc.*	1,296	29,860
Tactile Systems Technology, Inc.*	31,131	567,518
Tandem Diabetes Care, Inc.*	7,496	296,692
Tela Bio, Inc.*,1	30,186	283,748
TransMedics Group, Inc.*	17,269	1,365,978
Treace Medical Concepts, Inc.*	65,349	1,600,397
UFP Technologies, Inc.*	5,247	723,246
		16,977,936
Health care providers & services: 7.9%
Alignment Healthcare, Inc.*	8,375	52,679
Amedisys, Inc.*	30,900	2,481,270
AMN Healthcare Services, Inc.*	21,023	1,815,336
Chemed Corp.	5,089	2,805,311
Cross Country Healthcare, Inc.*	13,413	294,818
DaVita, Inc.*	16,580	1,498,169
Ensign Group, Inc.	32,494	3,154,842
Guardant Health, Inc.*	29,158	657,805
Owens & Minor, Inc.*	3,386	52,618
Pennant Group, Inc.*	66,427	921,343
Privia Health Group, Inc.*	119,538	3,302,835
Progyny, Inc.*	61,197	2,034,188
US Physical Therapy, Inc.	20,670	2,200,528
		21,271,742
Health care technology: 1.9%
Certara, Inc.*	78,216	1,890,481
Definitive Healthcare Corp.*	94,732	1,013,632
Evolent Health, Inc.,Class A*	12,103	440,670
Phreesia, Inc.*	59,025	1,867,551
		5,212,334

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Hotels, restaurants & leisure: 3.0%
Bowlero Corp.*	27,418	$401,125
Domino's Pizza, Inc.	2,191	695,577
First Watch Restaurant Group, Inc.*	5,469	87,941
PlayAGS, Inc.*	17,620	93,034
SeaWorld Entertainment, Inc.*	16,956	909,859
Sportradar Holding AG,Class A*,1	14,505	167,823
Texas Roadhouse, Inc.	7,042	778,986
Travel + Leisure Co.	34,416	1,317,100
Wingstop, Inc.	5,333	1,067,187
Wyndham Hotels & Resorts, Inc.	13,547	924,176
Xponential Fitness, Inc.,Class A*	48,988	1,620,523
		8,063,331
Household durables: 1.9%
Cavco Industries, Inc.*	3,700	1,110,814
Skyline Champion Corp.*	21,701	1,609,563
Sonos, Inc.*	61,898	1,308,524
Taylor Morrison Home Corp.*	10,690	460,632
TopBuild Corp.*	1,308	294,928
Tri Pointe Homes, Inc.*	13,920	399,225
		5,183,686
Independent power and renewable electricity producers: 0.5%
Vistra Corp.	62,255	1,485,404

Insurance: 3.0%
Goosehead Insurance, Inc.,Class A*	19,856	1,141,720
Kinsale Capital Group, Inc.	8,779	2,868,187
RenaissanceRe Holdings Ltd.	8,983	1,935,028
RLI Corp.	1,911	265,725
Ryan Specialty Holdings, Inc.*,1	31,132	1,272,053
Skyward Specialty Insurance Group, Inc.*	25,337	541,705
		8,024,418
Interactive media & services: 0.5%
Yelp, Inc.*	45,917	1,373,837

IT services: 5.2%
Brightcove, Inc.*	32,160	133,142
Globant SA*	28,869	4,528,680
GoDaddy, Inc.,Class A*	6,109	462,329
Grid Dynamics Holdings, Inc.*	98,232	1,067,782
International Money Express, Inc.*	91,261	2,352,709
Remitly Global, Inc.*	28,739	482,815
Squarespace, Inc.,Class A*	69,847	2,172,242
Twilio, Inc.,Class A*	5,482	288,408
Unisys Corp.*	37,653	120,866
WEX, Inc.*	9,238	1,638,359
Wix.com Ltd.*	9,943	867,328
		14,114,660
Leisure products: 0.2%
MasterCraft Boat Holdings, Inc.*	14,544	425,703

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Life sciences tools & services: 1.8%
Codexis, Inc.*	93,432	$366,254
Medpace Holdings, Inc.*	19,574	3,917,540
NanoString Technologies, Inc.*	39,349	385,620
Quanterix Corp.*	23,256	293,956
		4,963,370
Machinery: 2.3%
AGCO Corp.	9,112	1,129,341
Energy Recovery, Inc.*	19,987	450,307
Kadant, Inc.	11,729	2,179,600
Kornit Digital Ltd.*	63,490	1,159,328
Proterra, Inc.*,1	7,000	8,190
Proto Labs, Inc.*	9,149	263,217
Symbotic, Inc.*	11,707	310,938
Terex Corp.	751	33,487
Wabash National Corp.	26,957	691,986
		6,226,394
Media: 0.6%
Magnite, Inc.*	15,184	142,730
Perion Network Ltd.*	35,680	1,249,870
Stagwell, Inc.*	31,981	198,922
		1,591,522
Metals & mining: 0.5%
Alpha Metallurgical Resources, Inc.	1,626	238,306
Compass Minerals International, Inc.	17,255	564,756
MP Materials Corp.*	13,189	285,806
Ryerson Holding Corp.	4,753	179,521
		1,268,389
Oil, gas & consumable fuels: 1.1%
Arch Resources, Inc.	7,315	894,259
CVR Energy, Inc.	17,993	473,936
Matador Resources Co.	16,212	794,874
Par Pacific Holdings, Inc.*	38,035	891,160
		3,054,229
Paper & forest products: 0.2%
Sylvamo Corp.	11,312	518,316

Personal care products: 1.1%
BellRing Brands, Inc.*	10,830	389,772
elf Beauty, Inc.*	17,501	1,623,393
Medifast, Inc.	5,933	543,759
USANA Health Sciences, Inc.*	5,144	341,407
		2,898,331
Pharmaceuticals: 0.9%
Aclaris Therapeutics, Inc.*	9,902	88,029
Amneal Pharmaceuticals, Inc.*	124,141	239,592
Harmony Biosciences Holdings, Inc.*	16,109	519,354
Harrow Health, Inc.*	20,816	525,187
Ligand Pharmaceuticals, Inc.*	6,387	487,647
NGM Biopharmaceuticals, Inc.*	48,976	220,882

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Pharmaceuticals—(concluded)
Progenics Pharmaceuticals, Inc.*,2,3	76,855	$0
Revance Therapeutics, Inc.*	8,678	276,221
Theravance Biopharma, Inc.*,1	3,389	36,703
		2,393,615
Professional services: 5.3%
Barrett Business Services, Inc.	3,108	259,860
CBIZ, Inc.*	18,216	959,801
CRA International, Inc.	1,561	164,124
CSG Systems International, Inc.	18,414	970,049
ExlService Holdings, Inc.*	3,893	694,433
Exponent, Inc.	29,009	2,670,278
HireRight Holdings Corp.*	18,073	191,574
IBEX Holdings Ltd.*	10,699	219,008
Insperity, Inc.	14,221	1,741,504
Kforce, Inc.	7,991	472,588
Legalzoom.com, Inc.*	800	7,504
Paycor HCM, Inc.*,1	49,677	1,167,409
Paylocity Holding Corp.*	16,795	3,246,306
TriNet Group, Inc.*	14,706	1,364,423
WNS Holdings Ltd.,ADR*	1,780	160,503
		14,289,364
Real estate management & development: 0.4%
Redfin Corp.*,1	96,244	717,018
RMR Group, Inc.,Class A	3,472	82,460
Zillow Group, Inc.,Class A*	7,682	328,636
		1,128,114
Semiconductors & semiconductor equipment: 2.4%
Ambarella, Inc.*	13,515	837,660
Axcelis Technologies, Inc.*	10,012	1,184,420
Impinj, Inc.*	10,372	916,988
indie Semiconductor, Inc.,Class A*	47,887	362,504
PDF Solutions, Inc.*	5,694	205,269
Power Integrations, Inc.	33,797	2,459,746
SMART Global Holdings, Inc.*	36,558	563,724
		6,530,311
Software: 14.2%
8x8, Inc.*,1	122,957	352,887
Agilysys, Inc.*	7,887	615,501
Alarm.com Holdings, Inc.*	43,601	2,079,332
Arteris, Inc.*	3,126	11,629
Blackline, Inc.*	36,289	2,021,660
Box, Inc.,Class A*	52,074	1,377,878
CCC Intelligent Solutions Holdings, Inc.*,1	146,770	1,273,964
Consensus Cloud Solutions, Inc.*	2,792	104,225
Couchbase, Inc.*,1	7,113	109,256
CS Disco, Inc.*	25,816	151,798
Descartes Systems Group, Inc.*	28,073	2,222,820

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Software—(concluded)
Docebo, Inc.*	9,741	$376,782
DocuSign, Inc.*	8,631	426,717
Domo, Inc.,Class B*	14,331	227,576
DoubleVerify Holdings, Inc.*	53,311	1,568,410
Dropbox, Inc.,Class A*	70,627	1,436,553
Everbridge, Inc.*	26,425	694,449
Five9, Inc.*	19,464	1,262,046
Guidewire Software, Inc.*	13,493	1,028,032
Informatica, Inc.,Class A*	9,312	143,963
Intapp, Inc.*	16,487	664,756
Kaltura, Inc.*,1	24,788	45,858
LivePerson, Inc.*	73,389	339,791
Model N, Inc.*	51,351	1,581,611
New Relic, Inc.*	20,379	1,456,487
Nutanix, Inc.,Class A*	37,188	891,768
OneSpan, Inc.*	10,717	157,969
Pegasystems, Inc.	12,735	580,971
PowerSchool Holdings, Inc.,Class A*	24,973	521,436
Q2 Holdings, Inc.*	12,560	309,227
Qualys, Inc.*	11,327	1,279,271
ShotSpotter, Inc.*	11,824	351,764
Smartsheet, Inc.,Class A*	16,793	686,330
Sprout Social, Inc.,Class A*	3,112	153,297
SPS Commerce, Inc.*	31,247	4,602,683
Telos Corp.*	25,457	43,277
Tenable Holdings, Inc.*	26,464	978,903
Varonis Systems, Inc.*	47,567	1,101,652
Workiva, Inc.*	41,165	3,845,634
Yext, Inc.*	38,761	340,321
Zeta Global Holdings Corp.,Class A*	99,294	964,145
		38,382,629
Specialty retail: 4.9%
Boot Barn Holdings, Inc.*	5,318	385,396
Citi Trends, Inc.*	7,519	129,778
Five Below, Inc.*	27,481	5,423,650
Floor & Decor Holdings, Inc.,Class A*	35,950	3,571,273
Fresh Market, Inc.*,1,2,3	65,045	0
Murphy USA, Inc.	6,882	1,894,133
National Vision Holdings, Inc.*	51,923	1,092,460
Victoria's Secret & Co.*	24,830	769,978
		13,266,668
Technology hardware, storage & peripherals: 0.8%
Avid Technology, Inc.*	44,796	1,321,930
Dell Technologies, Inc.,Class C	17,689	769,295
Diebold Nixdorf, Inc.*,1	23,520	18,978
		2,110,203
Textiles, apparel & luxury goods: 1.5%
Crocs, Inc.*	6,821	843,553

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Number of shares	Value
Common stocks—(concluded)
Textiles, apparel & luxury goods—(concluded)
Deckers Outdoor Corp.*	2,289	$1,097,209
On Holding AG,Class A*	35,194	1,142,046
Wolverine World Wide, Inc.	50,049	837,820
		3,920,628
Trading companies & distributors: 1.2%
Alta Equipment Group, Inc.	3,150	44,541
Applied Industrial Technologies, Inc.	6,188	839,464
Boise Cascade Co.	16,109	1,100,406
FTAI Aviation Ltd.	5,645	160,600
Global Industrial Co.	600	15,990
GMS, Inc.*	2,905	168,664
Herc Holdings, Inc.	9,120	912,183
		3,241,848
Total common stocks (cost—$268,285,355)		266,907,684

Short term investments: 1.9%
Investment companies: 1.9%
State Street Institutional U.S. Government Money Market Fund, 4.756%[4] (cost—$5,143,555)	5,143,555	5,143,555

Investment of cash collateral from securities loaned: 0.4%
Money market funds: 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.790%[4] (cost $1,049,445)	1,049,445	1,049,445
Total Investments (cost—$274,478,355)[5]—101.1%		273,100,684
Liabilities in excess of other assets—(1.1)%		(2,961,107)
Net Assets—100.0%		$270,139,577

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Portfolio’s investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$266,907,684	$—	$0	$266,907,684
Short-term investments	—	5,143,555	—	5,143,555
Investment of cash collateral from securities loaned	—	1,049,445	—	1,049,445
Total	$266,907,684	$6,193,000	$0	$273,100,684

At April 30, 2023, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes

* Non–income producing security.
1 Security, or portion thereof, was on loan at the period end.
2 Security fair valued by the Valuation Committee under the direction of the Board of Trustees.
3 Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.
4 Rates shown reflect yield at April 30, 2023.
5 Includes $4,498,057 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $1,049,445 and non-cash collateral of $3,576,151.

PACE International Equity Investments

Portfolio statistics and industry diversification – (unaudited)1

As a percentage of net assets as of April 30, 2023

Common stocks
Aerospace & defense	2.2%
Air freight & logistics	1.1
Automobile components	1.0
Automobiles	4.6
Banks	11.7
Beverages	1.3
Biotechnology	1.3
Broadline retail	0.7
Building products	1.6
Capital markets	0.8
Chemicals	2.7
Commercial services & supplies	1.4
Communications equipment	0.0	†
Construction & engineering	1.7
Construction materials	0.7
Consumer staples distribution & retail	2.6
Diversified telecommunication services	1.6
Electric utilities	2.8
Electrical equipment	1.3
Electronic equipment, instruments & components	1.6
Energy equipment & services	0.1
Entertainment	0.4
Financial services	0.9
Food products	3.1
Gas utilities	1.4
Ground transportation	0.9
Health care equipment & supplies	2.4
Health care providers & services	0.2
Hotels, restaurants & leisure	1.0
Household durables	2.3
Household products	0.1
Independent power and renewable electricity producers	0.3
Industrial conglomerates	2.9
Industrial REITs	0.0	†
Insurance	5.8
Interactive media & services	0.3
IT services	1.8
Leisure products	0.0	†
Life sciences tools & services	0.2
Machinery	2.7
Marine transportation	0.3
Media	1.7
Metals & mining	2.5
Multi-utilities	0.1
Oil, gas & consumable fuels	4.2
Passenger airlines	0.3
Personal care products	0.9
Pharmaceuticals	10.3
Professional services	2.3

PACE International Equity Investments

Portfolio statistics and industry diversification – (unaudited)

Real estate management & development	0.3%
Retail REITs	0.0 †
Semiconductors & semiconductor equipment	4.9
Software	2.7
Specialty retail	2.3
Technology hardware, storage & peripherals	1.0
Textiles, apparel & luxury goods	4.3
Tobacco	1.5
Trading companies & distributors	1.9
Transportation infrastructure	0.1
Wireless telecommunication services	0.4
Total common stocks	111.5
Preferred stocks
Automobiles	0.2
Short-term investments	0.7
Investment of cash collateral from securities loaned	6.4
Total investments before investments sold short	118.8
Investments sold short
Common stocks
Aerospace & defense	(0.1)
Automobile components	(0.3)
Automobiles	(0.0)
Banks	(0.4)
Broadline retail	(0.2)
Capital markets	(0.4)
Chemicals	(0.9)
Commercial services & supplies	(0.2)
Consumer staples distribution & retail	(0.4)
Distributors	(0.1)
Diversified REITs	(0.2)
Diversified telecommunication services	(0.4)
Electric utilities	(0.3)
Entertainment	(0.2)
Financial services	(1.4)
Food products	(0.1)
Ground transportation	(0.5)
Health care equipment & supplies	(0.5)
Health care providers & services	(0.1)
Household durables	(0.2)
Industrial conglomerates	(0.3)
Industrial REITs	(0.2)
Insurance	(0.3)
Leisure products	(0.3)
Machinery	(2.1)
Media	(0.1)
Metals & mining	(0.2)
Office REITs	(0.2)
Paper & forest products	(0.7)
Personal care products	(0.7)
Real estate management & development	(0.5)
Retail REITs	(0.4)
Specialty retail	(0.3)
Trading companies & distributors	(0.1)
Total common stocks	(13.3)

PACE International Equity Investments

Portfolio statistics and industry diversification – (unaudited)

Preferred stocks
Automobiles	(0.0)†
Life sciences tools & services	(0.1)
Total preferred stocks	(0.1)
Total investments sold short	(13.4)
Liabilities in excess of other assets	(5.4)
Net assets	100.0%

†	Amount represents less than 0.05% or (0.05)%.
[1]	The portfolio is actively managed and its composition will vary over time.

PACE International Equity Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Number of shares	Value
Common stocks—111.5%
Australia—5.1%
Aurizon Holdings Ltd.[1]	2,606,012	$5,897,441
BHP Group Ltd.[2]	89,006	2,614,950
BlueScope Steel Ltd.	166,574	2,190,111
Brambles Ltd.	3,862	36,416
Cochlear Ltd.[2]	9,327	1,522,182
Coles Group Ltd.	85,224	1,026,347
Computershare Ltd.	229,740	3,405,224
Endeavour Group Ltd.[1]	88,511	397,675
Fortescue Metals Group Ltd.[2]	8,617	119,397
Glencore PLC[2]	147,674	870,414
Lendlease Corp. Ltd.[2]	81,598	402,251
Lottery Corp. Ltd.	68,295	227,762
Medibank Pvt Ltd.	1,180,908	2,781,808
Newcrest Mining Ltd.[2]	32,396	619,942
Northern Star Resources Ltd.[2]	520,334	4,634,345
QBE Insurance Group Ltd.	201,175	2,040,691
Rio Tinto PLC[2]	873	55,395
South32 Ltd.[2]	368,068	1,032,654
Telstra Group Ltd.[2]	364,875	1,055,083
Wesfarmers Ltd.	875	30,090
WiseTech Global Ltd.	73,643	3,340,899
Woodside Energy Group Ltd.	14,170	315,793
Woolworths Group Ltd.[2]	127,383	3,272,955
		37,889,825
Austria—0.2%
OMV AG	35,948	1,696,940

Canada—1.6%
Constellation Software, Inc.[1]	3,079	6,026,464
Fairfax Financial Holdings Ltd.[1]	8,145	5,691,911
		11,718,375
China—1.4%
Alibaba Group Holding Ltd., ADR*	19,236	1,629,097
BeiGene Ltd., ADR*	6,779	1,728,374
BOC Hong Kong Holdings Ltd.	509,500	1,603,211
Prosus NV*	48,430	3,621,885
Sinopharm Group Co. Ltd., Class H	105,417	372,669
SITC International Holdings Co. Ltd.	238,000	438,425
Wuxi Biologics Cayman, Inc.*,3	199,183	1,178,658
		10,572,319
Denmark—4.4%
AP Moller—Maersk AS, Class B2	899	1,620,712
Carlsberg AS, Class B	12,540	2,071,617
Coloplast AS, Class B	23,191	3,335,774
DSV AS2	7,736	1,452,966
Genmab AS*	14,374	5,907,269
Novo Nordisk AS, Class B	65,359	10,865,952
Novo Nordisk AS, ADR	38,716	6,469,056
Pandora AS	14,324	1,321,759
		33,045,105

PACE International Equity Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Finland—0.7%
Nordea Bank Abp	463,855	$5,148,290

France—9.8%
Aeroports de Paris*	241	38,267
Air Liquide SA2	4,611	829,095
Airbus SE2	37,544	5,259,750
AXA SA1,2	53,493	1,742,973
Bouygues SA1	146,582	5,362,423
Bureau Veritas SA	5,897	169,855
Capgemini SE2	3,454	627,603
Cie de Saint-Gobain[2]	77,614	4,483,110
Dassault Aviation SA	15,191	2,967,819
Dassault Systemes SE2	79,922	3,229,383
Engie SA1	58,390	933,959
Hermes International[2]	2,336	5,062,621
Ipsen SA	2,997	363,264
Kering SA2	20,551	13,127,397
Legrand SA	790	74,602
L'Oreal SA2	10,535	5,023,588
LVMH Moet Hennessy Louis Vuitton SE2	9,208	8,837,427
Publicis Groupe SA2	42,536	3,474,037
Safran SA	33,080	5,137,385
SEB SA	4,402	503,489
Teleperformance	1,586	315,969
Thales SA2	4,591	700,141
TotalEnergies SE2	45,080	2,878,093
Vinci SA2	16,623	2,055,155
		73,197,405
Germany—6.7%
Allianz SE, Registered Shares[2]	41,176	10,319,828
BASF SE2	48,705	2,514,349
Continental AG	61,527	4,299,662
Deutsche Lufthansa AG, Registered Shares*	35,476	380,356
Deutsche Post AG, Registered Shares[2]	74,315	3,563,754
E.ON SE	23,783	314,609
Evonik Industries AG	300,093	6,534,091
Fresenius Medical Care AG & Co. KGaA	32,849	1,594,086
GEA Group AG	10,108	473,811
Hannover Rueck SE	4,012	855,872
HeidelbergCement AG	67,668	5,112,067
HelloFresh SE*	2,721	72,648
Infineon Technologies AG	60,495	2,193,430
Mercedes-Benz Group AG2	67,116	5,219,754

PACE International Equity Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Germany—(continued)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares*	7,157	$2,685,286
Puma SE	739	43,125
Rational AG	1,140	822,789
Siemens Energy AG*	105,740	2,584,302
Vonovia SE2	14,055	303,936
		49,887,755
Hong Kong—2.3%
Futu Holdings Ltd., ADR*,1	4,624	204,704
Hang Lung Properties Ltd.[2]	125,000	228,036
Hong Kong & China Gas Co. Ltd.	103,000	91,326
Hong Kong Exchanges & Clearing Ltd.[2]	121,959	5,033,946
Jardine Matheson Holdings Ltd.	119,900	5,779,180
New World Development Co. Ltd.[2]	39,000	103,591
Swire Pacific Ltd., Class A2	170,500	1,348,856
Swire Properties Ltd.[2]	40,400	108,339
WH Group Ltd.[3]	7,250,189	4,027,036
		16,925,014
India—1.1%
HDFC Bank Ltd., ADR	73,830	5,153,334
Tata Consultancy Services Ltd.	83,639	3,290,166
		8,443,500
Indonesia—0.6%
Bank Rakyat Indonesia Persero Tbk. PT	12,331,528	4,287,034

Israel—1.1%
Bank Hapoalim BM	300,196	2,575,319
Bank Leumi Le-Israel BM	275,556	2,175,174
Israel Discount Bank Ltd., Class A	259,509	1,284,037
Mizrahi Tefahot Bank Ltd.	35,916	1,173,432
Wix.com Ltd.*	13,485	1,176,296
		8,384,258
Italy—5.1%
Assicurazioni Generali SpA	152,646	3,175,629
Coca-Cola HBC AG*	69,297	2,111,038
Enel SpA	1,563,781	10,681,689
Eni SpA	278,385	4,216,621
Ferrari NV	15,451	4,295,524
Intesa Sanpaolo SpA	406,966	1,069,296
Moncler SpA	41,248	3,052,502
Prysmian SpA	841	34,353
Snam SpA	1,404,870	7,802,055
UniCredit SpA	76,865	1,519,475
		37,958,182

PACE International Equity Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Japan—26.7%
Advantest Corp.[1]	45,800	$3,543,117
AGC, Inc.	36,200	1,341,774
Ajinomoto Co., Inc.[1]	10,900	390,814
ANA Holdings, Inc.*,1	75,100	1,630,212
Astellas Pharma, Inc.	67,700	1,017,649
BayCurrent Consulting, Inc.	43,900	1,516,015
Chugai Pharmaceutical Co. Ltd.	10,000	257,184
Daifuku Co. Ltd.	23,100	422,173
Dai-ichi Life Holdings, Inc.	51,700	954,161
Daiwa Securities Group, Inc.[2]	2,300	10,618
FANUC Corp.	88,010	2,964,350
Fast Retailing Co. Ltd.[2]	10,800	2,537,400
Fuji Electric Co. Ltd.	53,900	2,156,079
FUJIFILM Holdings Corp.	115,500	5,985,027
Fujitsu Ltd.	58,600	7,767,742
GMO Payment Gateway, Inc.[1,2]	16,900	1,313,597
Hakuhodo DY Holdings, Inc.[1]	110,900	1,298,290
Hitachi Ltd.	77,100	4,235,704
Honda Motor Co. Ltd.[2]	500,500	13,180,623
Hoya Corp.[2]	11,900	1,241,139
Ibiden Co. Ltd.[1]	9,500	370,949
Inpex Corp.	30,300	327,586
Isuzu Motors Ltd.	239,600	2,797,927
ITOCHU Corp.[2]	36,200	1,193,515
Japan Post Bank Co. Ltd.[1]	193,700	1,542,548
Japan Post Holdings Co. Ltd.	149,400	1,225,947
Japan Tobacco, Inc.	173,500	3,722,905
JFE Holdings, Inc.	12,600	148,154
Kajima Corp.	36,000	474,293
Kao Corp.	41,700	1,684,895
KDDI Corp.[2]	36,000	1,122,449
Keyence Corp.[2]	9,281	4,162,128
Kyocera Corp.	94,800	4,947,872
Marubeni Corp.	182,600	2,573,247
Mazda Motor Corp.	276,700	2,465,513
MINEBEA MITSUMI, Inc.[1]	94,200	1,728,504
Mitsubishi Corp.[2]	68,900	2,537,636
Mitsubishi Electric Corp.	431,800	5,321,239
Mitsubishi UFJ Financial Group, Inc.	287,200	1,797,885
Mitsui & Co. Ltd.[2]	40,600	1,260,211
Mitsui Chemicals, Inc.[1]	34,500	864,747
Mizuho Financial Group, Inc.	85,400	1,231,686
MS&AD Insurance Group Holdings, Inc.	15,200	495,901
Nidec Corp.[2]	7,300	359,200
Nihon M&A Center Holdings, Inc.[1]	102,800	779,422
Nintendo Co. Ltd.[2]	25,900	1,087,555
NIPPON EXPRESS HOLDINGS, Inc.	34,000	1,986,422
Nippon Steel Corp.[2]	127,500	2,707,310

PACE International Equity Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Japan—(continued)
Nippon Telegraph & Telephone Corp.	141,100	$4,296,847
Nisshin Seifun Group, Inc.	41,000	496,231
Nitto Denko Corp.	27,000	1,735,990
Obayashi Corp.	120,500	1,001,182
Ono Pharmaceutical Co. Ltd.	29,900	602,192
Oriental Land Co. Ltd.[2]	14,700	517,783
Otsuka Corp.	13,800	499,857
Recruit Holdings Co. Ltd.[2]	205,208	5,759,590
Ricoh Co. Ltd.	156,800	1,290,123
Secom Co. Ltd.	95,100	6,071,267
Sekisui Chemical Co. Ltd.	427,600	6,057,235
Sekisui House Ltd.	24,600	503,754
SG Holdings Co. Ltd.	31,700	454,635
Shimadzu Corp.[2]	91,800	2,850,116
Shimano, Inc.	900	138,853
Shin-Etsu Chemical Co. Ltd.[2]	86,500	2,452,563
Shionogi & Co. Ltd.	77,700	3,463,409
SoftBank Corp.[2]	137,200	1,542,235
SoftBank Group Corp.[2]	23,700	886,108
Sony Group Corp.	101,300	9,539,278
Square Enix Holdings Co. Ltd.	100	4,903
Subaru Corp.	24,100	388,267
SUMCO Corp.	157,200	2,151,844
Sumitomo Corp.	285,000	5,076,847
Sumitomo Metal Mining Co. Ltd.	64,400	2,367,644
Sumitomo Mitsui Financial Group, Inc.	80,600	3,282,685
Suzuki Motor Corp.	102,180	3,524,121
Taisei Corp.[1]	70,400	2,384,645
Takeda Pharmaceutical Co. Ltd.	257,500	8,527,579
Tobu Railway Co. Ltd.	5,200	132,247
Tokio Marine Holdings, Inc.	256,400	5,118,779
Tokyo Electron Ltd.	3,900	443,543
Tokyo Gas Co. Ltd.	166,800	3,416,924
Tosoh Corp.	106,700	1,418,281
Toyota Industries Corp.	90,400	5,208,558
Yakult Honsha Co. Ltd.	600	45,051
Z Holdings Corp.[1]	785,100	2,135,550
		200,468,030
Luxembourg—0.1%
ArcelorMittal SA	19,845	562,206

Macau—0.0%†
Sands China Ltd.*	94,800	336,344

Netherlands—7.6%
Adyen NV*,1,3	3,219	5,150,270
ASM International NV	6,083	2,198,873
ASML Holding NV1,2	15,447	9,761,576
ASML Holding NV, Registered Shares	8,041	5,120,991
Heineken NV1,2	48,855	5,601,360
Koninklijke Ahold Delhaize NV1,2	73,043	2,512,777
Koninklijke Philips NV	440,723	9,268,789
Shell PLC[2]	481,470	14,836,747
Wolters Kluwer NV	21,415	2,835,203
		57,286,586

PACE International Equity Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
New Zealand—0.1%
Auckland International Airport Ltd.*	94,592	$517,102
Fisher & Paykel Healthcare Corp. Ltd., Class C	12,334	211,125
		728,227
Norway—0.6%
DNB Bank ASA[1]	182,224	3,200,917
Gjensidige Forsikring ASA[1]	29,160	507,021
Salmar ASA	18,208	807,285
		4,515,223
Portugal—0.9%
EDP - Energias de Portugal SA1	828,594	4,565,141
Jeronimo Martins SGPS SA1	101,295	2,556,029
		7,121,170
Singapore—4.1%
CapitaLand Ascendas REIT	7,600	16,290
DBS Group Holdings Ltd.	320,874	7,892,296
Genting Singapore Ltd.	2,700,400	2,286,845
Grab Holdings Ltd., Class A*,1	280,023	814,867
Jardine Cycle & Carriage, Ltd.	26,800	680,469
Mapletree Pan Asia Commercial Trust	100,600	132,691
Oversea-Chinese Banking Corp. Ltd.	273,200	2,575,678
Sea Ltd., ADR*	24,796	1,888,711
Singapore Telecommunications Ltd.	1,748,600	3,341,649
STMicroelectronics NV	17,195	730,698
United Overseas Bank Ltd.	507,498	10,733,011
		31,093,205
South Africa—0.1%
Anglo American PLC	13,666	419,923

Spain—2.4%
ACS Actividades de Construccion y Servicios SA	28,607	983,488
Amadeus IT Group SA*,2	5,928	416,354
Banco Bilbao Vizcaya Argentaria SA1	89,269	654,131
Banco Santander SA1	2,488,715	8,738,391
Grifols SA*,1	95,809	983,931
Iberdrola SA	27,459	356,428
Industria de Diseno Textil SA1	170,722	5,861,777
		17,994,500
Sweden—3.2%
Alfa Laval AB	39,824	1,458,200
Assa Abloy AB, Class B1	207,439	4,933,606
Atlas Copco AB, Class A	476,776	6,885,439

PACE International Equity Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Sweden—(continued)
Epiroc AB, Class A	2,118	$42,339
Essity AB, Class B2	19,596	593,705
H & M Hennes & Mauritz AB, Class B1	100,045	1,462,181
Nibe Industrier AB, Class B	101,173	1,129,620
Skandinaviska Enskilda Banken AB, Class A1	212,668	2,415,963
Skanska AB, Class B1	26,493	432,463
Swedbank AB, Class A1	17,066	296,220
Swedish Orphan Biovitrum AB*	33,745	820,669
Telefonaktiebolaget LM Ericsson, Class B1,2	9,164	50,373
Telia Co. AB	1,349,944	3,759,553
		24,280,331
Switzerland—4.4%
ABB Ltd., Registered Shares[2]	1,349	48,476
Alcon, Inc.[2]	43,765	3,173,740
Barry Callebaut AG, Registered Shares	607	1,292,978
Novartis AG, Registered Shares	162,484	16,565,606
Partners Group Holding AG2	1,037	1,001,441
Sika AG, Registered Shares[2]	14,588	4,005,029
Temenos AG, Registered Shares[1]	60,809	5,080,512
Zurich Insurance Group AG2	3,421	1,652,613
		32,820,395
Taiwan—0.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	142,000	2,318,744
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	43,843	3,695,965
		6,014,709
United Kingdom—13.1%
Abrdn PLC[2]	76,363	204,127
Ashtead Group PLC	25,659	1,475,943
Associated British Foods PLC	248,432	6,106,964
AstraZeneca PLC	40,994	6,051,448
BAE Systems PLC	98,923	1,260,620
BP PLC	1,100,812	7,393,134
British American Tobacco PLC[2]	10,796	397,132
CK Hutchison Holdings Ltd.	1,320,000	8,828,419
CNH Industrial NV	4,010	56,315
Compass Group PLC[2]	91,115	2,401,250
DCC PLC	20,063	1,246,589
HSBC Holdings PLC	793,494	5,722,070
Imperial Brands PLC	307,242	7,597,039
InterContinental Hotels Group PLC	18,266	1,253,387
J Sainsbury PLC	13,619	47,308
JD Sports Fashion PLC	742,466	1,502,748
Kingfisher PLC[1]	1,786,735	5,782,110
Legal & General Group PLC	778,202	2,289,511
Lloyds Banking Group PLC	18,528,552	11,223,738
M&G PLC[2]	90,916	234,345
NatWest Group PLC	157,434	518,381
RELX PLC[2]	46,979	1,562,221
Rolls-Royce Holdings PLC*	302,054	577,571
Smiths Group PLC	4,157	87,821
Spirax-Sarco Engineering PLC	2,505	349,131
SSE PLC[1]	256,173	5,915,749
Tesco PLC[2]	3,078,638	10,875,982
Unilever PLC[2]	4,896	272,980
WPP PLC	619,285	7,216,274
		98,450,307

PACE International Equity Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—7.3%
Aptiv PLC*	26,714	$2,747,802
Atlassian Corp., Class A*	17,434	2,574,304
Brookfield Renewable Corp., Class A	72,302	2,415,610
CSL Ltd.[2]	3,030	602,648
Experian PLC[2]	21,786	769,366
GSK PLC	559,928	10,140,168
Nestle SA, Registered Shares[2]	76,816	9,841,661
Roche Holding AG2	15,548	4,876,525
Sanofi[2]	89,117	9,819,806
SolarEdge Technologies, Inc.*	11,882	3,393,856
Stellantis NV1	136,453	2,255,364
Swiss Re AG2	5,374	539,414
Tenaris SA	48,175	692,747
Waste Connections, Inc.	31,365	4,364,440
		55,033,711
Total common stocks (cost—$736,705,388)		836,278,869

Preferred stocks—0.2%
Germany—0.2%
Volkswagen AG2 (cost $2,609,386)	9,645	1,314,450

Short-term investments: 0.7%
Investment companies: 0.7%
State Street Institutional U.S. Government Money Market Fund, 4.756%[4] (cost $5,611,194)	5,611,194	5,611,194

Investment of cash collateral from securities loaned—6.4%
Money market funds—6.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.790%[4] (cost $47,731,475)	47,731,475	47,731,475
Total investments before investments sold short (cost—$792,657,443)[5]—118.8%		890,935,988

PACE International Equity Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Number of shares	Value
Investments sold short: (13.4)%
Common stocks—(13.3)%
Australia—(0.4)%
ASX Ltd.	(21,954)	$(994,661)
Commonwealth Bank of Australia	(4,266)	(280,475)
Mineral Resources Ltd.	(11,921)	(581,197)
Origin Energy Ltd.	(41,457)	(228,784)
Ramsay Health Care Ltd.	(19,653)	(840,994)
Reece Ltd.	(23,334)	(281,473)
Santos Ltd.	(21,718)	(101,601)
		(3,309,185)
Austria—(0.1)%
Mondi PLC	(39,760)	(632,100)
voestalpine AG	(7,437)	(257,154)
		(889,254)
Belgium—(0.4)%
D'ieteren Group	(4,771)	(896,347)
Groupe Bruxelles Lambert NV	(17,680)	(1,583,854)
Sofina SA	(3,169)	(725,622)
		(3,205,823)
Denmark—(0.1)%
Demant AS	(10,634)	(454,946)

Finland—(0.3)%
UPM-Kymmene Oyj	(67,205)	(2,140,138)

France—(1.1)%
BioMerieux	(19,776)	(2,067,983)
Covivio SA	(12,103)	(686,819)
Credit Agricole SA	(27,602)	(337,116)
Orange SA	(3,269)	(42,563)
Remy Cointreau SA	(26)	(4,494)
Renault SA	(16,167)	(599,099)
Societe Generale SA	(38,918)	(944,515)
Unibail-Rodamco-Westfield	(57,025)	(3,050,053)
Veolia Environnement SA	(2,538)	(80,235)
		(7,812,877)
Germany—(0.3)%
Aroundtown SA	(95,718)	(129,783)
Commerzbank AG	(42,635)	(472,849)
Deutsche Telekom AG, Registered Shares	(38,846)	(936,561)
LEG Immobilien SE	(12,630)	(784,640)
		(2,323,833)
Hong Kong—(0.7)%
CK Infrastructure Holdings Ltd.	(55,500)	(315,339)
CLP Holdings Ltd.	(23,000)	(171,116)
Henderson Land Development Co. Ltd.	(24,000)	(85,303)
HKT Trust & HKT Ltd.	(28,000)	(36,741)
Hongkong Land Holdings Ltd.	(21,600)	(95,688)
MTR Corp. Ltd.	(104,500)	(521,192)
Power Assets Holdings Ltd.	(220,000)	(1,255,597)
Prudential PLC	(127,535)	(1,941,788)
Sino Land Co. Ltd.	(376,851)	(506,971)
Sun Hung Kai Properties Ltd.	(15,000)	(208,290)
		(5,138,025)

PACE International Equity Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
Ireland—(0.1)%
Kerry Group PLC, Class A	(9,511)	$(1,000,228)

Italy—(0.3)%
FinecoBank Banca Fineco SpA	(41,266)	(624,317)
Telecom Italia SpA	(4,258,137)	(1,252,307)
		(1,876,624)
Japan—(5.8)%
Asahi Kasei Corp.	(12,100)	(85,054)
Azbil Corp.	(4,100)	(113,902)
CyberAgent, Inc.	(63,400)	(549,564)
Dai Nippon Printing Co. Ltd.	(52,500)	(1,502,808)
Daiwa House REIT Investment Corp.	(263)	(558,835)
Denso Corp.	(33,600)	(2,010,155)
Eisai Co. Ltd.	(2,600)	(149,479)
FANUC Corp.	(22,000)	(741,003)
GLP J-Reit	(472)	(538,706)
Hitachi Ltd.	(25,200)	(1,384,433)
Hulic Co. Ltd.	(7,900)	(67,667)
Japan Exchange Group, Inc.	(72,700)	(1,173,648)
JSR Corp.	(60,800)	(1,401,240)
Kansai Electric Power Co., Inc.	(26,700)	(288,077)
Keisei Electric Railway Co. Ltd.	(55,600)	(1,956,784)
Kintetsu Group Holdings Co. Ltd.	(32,200)	(1,084,796)
Kobe Bussan Co. Ltd.	(70,300)	(1,963,312)
Konami Group Corp.	(18,900)	(928,041)
Kose Corp.	(17,000)	(1,972,696)
Kubota Corp.	(287,800)	(4,326,136)
Kurita Water Industries Ltd.	(49,300)	(2,051,679)
Kyowa Kirin Co. Ltd.	(3,300)	(73,148)
Makita Corp.	(40,300)	(1,129,920)
Mitsubishi Estate Co. Ltd.	(27,600)	(338,708)
Mitsubishi HC Capital, Inc.	(61,800)	(319,331)
Mitsui Fudosan Co. Ltd.	(20,000)	(395,024)
Nippon Building Fund, Inc.	(100)	(418,364)
Nippon Paint Holdings Co. Ltd.	(89,700)	(805,190)
Nippon Prologis REIT, Inc.	(334)	(758,729)
Nippon Sanso Holdings Corp.	(39,300)	(703,820)
Nitori Holdings Co. Ltd.	(20,600)	(2,625,557)
Odakyu Electric Railway Co. Ltd.	(13,000)	(181,100)
Pan Pacific International Holdings Corp.	(35,300)	(656,539)
Rakuten Group, Inc.	(137,900)	(683,199)

PACE International Equity Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
Japan—(continued)
Resona Holdings, Inc.	(19,500)	$(96,566)
SBI Holdings, Inc.	(3,900)	(75,770)
Shiseido Co. Ltd.	(50,500)	(2,520,830)
Sumitomo Chemical Co. Ltd.	(99,100)	(333,134)
Sumitomo Realty & Development Co. Ltd.	(11,300)	(262,087)
T&D Holdings, Inc.	(26,500)	(321,707)
TOTO Ltd.	(1,000)	(34,093)
Yamaha Corp.	(60,400)	(2,362,890)
Yaskawa Electric Corp.	(85,500)	(3,457,778)
		(43,401,499)
Netherlands—(0.4)%
Aegon NV	(30,007)	(136,326)
Argenx SE	(876)	(336,588)
EXOR NV	(19,873)	(1,630,968)
OCI NV	(44,816)	(1,179,754)
		(3,283,636)
New Zealand—(0.1)%
Mercury NZ Ltd.	(218,948)	(858,420)

Norway—(0.0)%†
Orkla ASA	(25,293)	(181,799)

Singapore—(0.3)%
Keppel Corp. Ltd.	(87,100)	(402,748)
Sembcorp Marine Ltd.	(1,662,306)	(154,477)
Singapore Technologies Engineering Ltd.	(178,800)	(485,072)
UOL Group Ltd.	(195,100)	(1,013,260)
		(2,055,557)
Spain—(0.0)%†
ACS Actividades de Construccion y Servicios SA	(0)	(0)
Naturgy Energy Group SA	(813)	(25,352)
		(25,352)
Sweden—(2.1)%
Boliden AB	(30,844)	(1,101,416)
Electrolux AB, Class B	(45,210)	(681,343)
Embracer Group AB	(69,059)	(359,671)
EQT AB	(40,503)	(868,115)
Getinge AB, Class B	(18,476)	(468,248)
Hexagon AB, Class B	(25,386)	(289,258)
Husqvarna AB, Class B	(41,344)	(355,988)
Industrivarden AB, Class C	(29,119)	(829,980)
Investor AB, Class B	(196,006)	(4,201,064)
Kinnevik AB, Class B	(85,066)	(1,392,321)
L E Lundbergforetagen AB, Class B	(6,174)	(295,544)
Sagax AB, Class B	(5,267)	(128,914)
SKF AB, Class B	(113,224)	(2,045,861)
Svenska Cellulosa AB SCA, Class B	(174,059)	(2,383,858)
		(15,401,581)

PACE International Equity Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
Switzerland—(0.3)%
Adecco Group AG, Registered Shares	(3,481)	$(118,896)
Bachem Holding AG, Class B	(1,132)	(122,970)
Clariant AG, Registered Shares	(7,789)	(129,490)
DSM-Firmenich AG	(9,786)	(1,280,613)
Logitech International SA, Registered Shares	(2,830)	(166,282)
Swiss Prime Site AG, Registered Shares	(6,664)	(602,768)
		(2,421,019)
United Kingdom—(0.5)%
Berkeley Group Holdings PLC	(6,607)	(369,250)
BT Group PLC	(333,472)	(665,726)
Croda International PLC	(3,827)	(335,709)
Johnson Matthey PLC	(26,275)	(648,370)
Land Securities Group PLC	(111,825)	(947,494)
Ocado Group PLC	(115,625)	(734,115)
Persimmon PLC	(17,303)	(285,736)
Phoenix Group Holdings PLC	(7,760)	(57,715)
		(4,044,115)
Total common stocks (cost—$(98,057,434))		(99,823,911)

Preferred stocks: (0.1)%
Porsche Automobil Holding SE	(3,653)	(203,194)
Sartorius AG	(1,548)	(599,739)
Total preferred stocks (cost—$(744,677))		(802,933)
Total investments sold short (proceeds—$(98,802,111))		(100,626,844)
Liabilities in excess of other assets—(5.4)%		(40,193,667)
Net assets—100.0%		$750,115,477

PACE International Equity Investments

Portfolio of investments – April 30, 2023 (unaudited)

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Assets

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$829,070,907	$7,207,962	$—	$836,278,869
Preferred stocks	1,314,450	—	—	1,314,450
Short-term investments	—	5,611,194	—	5,611,194
Investment of cash collateral from securities loaned	—	47,731,475	—	47,731,475
Total	$830,385,357	$60,550,631	$—	$890,935,988
Liabilities
Investments sold short
Common stocks	$(99,487,323)	$(336,588)	$—	(99,823,911)
Preferred stocks	(802,933)	—	—	(802,933)
Total	$(100,290,256)	$(336,588)	$—	$(100,626,844)

At April 30, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

* Non–income producing security.

1 Security, or portion thereof, was on loan at the period end.

2 Security, or portion thereof, pledged as collateral for investments sold short.

3 Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $10,355,964, represented 1.4% of the Portfolios net assets at period end.

4 Rates shown reflect yield at April 30, 2023.

5 Includes $55,342,935 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $47,731,475 and non-cash collateral of $10,962,125.

PACE International Emerging Markets Equity Investments

Portfolio statistics and industry diversification – (unaudited)1

As a percentage of net assets as of April 30, 2023

Common stocks
Automobile components	0.9%
Automobiles	1.6
Banks	17.5
Beverages	1.1
Biotechnology	0.4
Broadline retail	7.8
Capital markets	1.5
Chemicals	1.5
Construction materials	0.4
Consumer finance	0.7
Consumer staples distribution & retail	3.4
Electrical equipment	2.7
Electronic equipment, instruments & components	1.5
Financial services	0.8
Food products	2.1
Gas utilities	0.6
Ground transportation	1.0
Health care providers & services	0.7
Hotels, restaurants & leisure	4.0
Household durables	2.1
Independent power and renewable electricity producers	0.5
Insurance	2.4
Interactive media & services	7.3
IT services	1.5
Machinery	2.4
Metals & mining	5.9
Oil, gas & consumable fuels	3.8
Passenger airlines	1.2
Pharmaceuticals	0.6
Real estate management & development	2.0
Semiconductors & semiconductor equipment	11.1
Software	0.7
Specialty retail	0.9
Technology hardware, storage & peripherals	4.0
Textiles, apparel & luxury goods	0.8
Transportation infrastructure	1.3
Wireless telecommunication services	0.3
Total common stocks	99.0
Short-term investments	0.9
Investment of cash collateral from securities loaned	2.4
Total investments	102.3
Liabilities in excess of other assets	(2.3)
Net assets	100.0%

1	The portfolio is actively managed and its composition will vary over time.

PACE International Emerging Markets Equity Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Number of shares	Value
Common stocks: 99.0%
Brazil: 11.0%
B3 SA - Brasil Bolsa Balcao	1,547,000	$3,622,631
Banco Bradesco SA, ADR[1]	932,748	2,611,695
Banco Bradesco SA	705,620	1,757,047
Banco BTG Pactual SA	392,400	1,842,497
Banco do Brasil SA	384,500	3,303,996
Locaweb Servicos de Internet SA*,2	1,078,500	1,137,357
MercadoLibre, Inc.*	5,538	7,074,740
Petroleo Brasileiro SA, ADR	332,808	3,534,421
Raia Drogasil SA	298,200	1,571,173
Rumo SA	867,472	3,426,200
TOTVS SA	439,800	2,262,574
Vale SA, ADR	156,886	2,260,727
WEG SA	523,600	4,316,619
		38,721,677
Burkina Faso: 0.3%
Endeavour Mining PLC	35,934	925,105

Canada: 1.0%
Ivanhoe Mines Ltd., Class A*,1	416,647	3,613,391

China: 32.5%
Airtac International Group	69,000	2,491,339
Akeso, Inc., Class B*,1,2	143,929	785,686
Alibaba Group Holding Ltd.*	1,220,339	12,755,832
Alibaba Group Holding Ltd., ADR*	18,833	1,594,967
ANTA Sports Products Ltd.	217,400	2,680,925
Baidu, Inc., ADR*	57,108	6,887,796
Baidu, Inc., Class A*	110,780	1,632,843
Bank of China Ltd., Class A	2,365,900	1,253,262
China Merchants Bank Co. Ltd., Class H	497,500	2,386,205
China Merchants Port Holdings Co. Ltd.	1,516,413	2,244,778
China Overseas Land & Investment Ltd.	959,000	2,423,874
China Resources Power Holdings Co. Ltd.	812,000	1,762,687
China Tourism Group Duty Free Corp. Ltd., Class A	134,219	3,118,642
Contemporary Amperex Technology Co. Ltd., Class A	49,320	1,643,359
Country Garden Services Holdings Co. Ltd.[1]	1,543,152	2,406,245
Dongfeng Motor Group Co. Ltd., Class H	1,876,000	893,828
Foshan Haitian Flavouring & Food Co. Ltd., Class A*	217,129	2,212,596
Geely Automobile Holdings Ltd.	1,088,727	1,338,431
Gree Electric Appliances, Inc. of Zhuhai, Class A	972,300	5,520,955
Hello Group, Inc., ADR[1]	107,448	898,265

PACE International Emerging Markets Equity Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
China—(concluded)
Industrial & Commercial Bank of China Ltd., Class A	3,559,400	$2,424,925
JD.com, Inc., Class A	101,416	1,755,802
Kuaishou Technology*,2	490,207	3,203,661
Kunlun Energy Co. Ltd.	2,248,000	2,079,135
Kweichow Moutai Co. Ltd., Class A	14,900	3,786,228
Lenovo Group Ltd.	1,636,000	1,671,504
Li Auto, Inc., ADR*,1	23,660	556,010
Li Auto, Inc., Class A*	130,051	1,515,120
Lizhong Sitong Light Alloys Group Co. Ltd., Class A	198,947	664,478
Meituan, Class B*,2	133,207	2,256,984
Midea Group Co. Ltd., Class A	215,700	1,767,767
Ningbo Huaxiang Electronic Co. Ltd., Class A	796,700	1,507,569
PDD Holdings, Inc., ADR*	28,077	1,913,448
PICC Property & Casualty Co. Ltd., Class H	2,262,000	2,728,929
QuakeSafe Technologies Co. Ltd., Class A	124,698	625,092
Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	1,247,200	2,581,457
Shenzhen Inovance Technology Co. Ltd., Class A	199,100	1,775,985
Shenzhen Kangtai Biological Products Co. Ltd., Class A	135,400	592,358
Silergy Corp.	69,000	1,078,458
Skshu Paint Co. Ltd., Class A*	53,938	797,992
Suzhou Maxwell Technologies Co. Ltd., Class A*	47,999	1,904,316
Tencent Holdings Ltd.	279,111	12,245,874
Trip.com Group Ltd., ADR*	84,758	3,009,757
Weibo Corp., ADR*	60,656	1,062,087
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	299,023	1,650,880
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	56,951	2,235,312
Zijin Mining Group Co. Ltd., Class H	376,000	633,241
		114,956,884
Czech Republic: 0.3%
Komercni Banka A.S.	33,484	1,079,621

Ghana: 0.2%
Kosmos Energy Ltd.*	133,260	852,864

Greece: 0.2%
Eurobank Ergasias Services and Holdings SA, Class A*	407,480	574,723

Hong Kong: 1.8%
AIA Group Ltd.	137,000	1,482,633
Melco Resorts & Entertainment, Ltd., ADR*	188,717	2,574,100

PACE International Emerging Markets Equity Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Hong Kong—(concluded)
WH Group Ltd.[2]	4,030,683	$2,238,797
		6,295,530
Hungary: 0.7%
OTP Bank Nyrt	83,600	2,543,423

India: 9.7%
Asian Paints Ltd.	32,049	1,136,628
Bajaj Finance Ltd.	31,272	2,399,808
Britannia Industries Ltd.	35,502	1,975,410
Havells India Ltd.	80,568	1,211,135
HDFC Bank Ltd.	198,095	4,085,049
Housing Development Finance Corp. Ltd.	81,931	2,778,814
ICICI Bank Ltd.	146,939	1,647,663
Infosys Ltd.	126,077	1,929,988
InterGlobe Aviation Ltd.*,2	174,103	4,299,482
Maruti Suzuki India Ltd.	13,395	1,405,942
Reliance Industries Ltd.	197,466	5,840,522
State Bank of India	192,254	1,358,573
State Bank of India, GDR	27,902	1,964,301
UPL Ltd.	265,538	2,402,087
		34,435,402
Indonesia: 3.3%
Bank Central Asia Tbk. PT	10,967,900	6,766,155
Bank Mandiri Persero Tbk. PT	2,362,192	833,289
Bank Rakyat Indonesia Persero Tbk. PT	11,376,114	3,954,886
		11,554,330
Macau: 1.9%
Galaxy Entertainment Group Ltd.*	355,000	2,509,985
Sands China Ltd.*	1,240,585	4,401,507
		6,911,492
Mexico: 2.9%
Cemex SAB de CV, ADR*	131,946	791,676
Grupo Aeroportuario del Pacifico SAB de CV, Class B	136,546	2,429,417
Grupo Financiero Banorte SAB de CV, Class O	142,000	1,227,963
Wal-Mart de Mexico SAB de CV	1,423,700	5,740,093
		10,189,149
Peru: 0.7%
Credicorp Ltd.	17,566	2,379,842

Philippines: 0.1%
Ayala Land, Inc.	886,000	426,323

Poland: 1.5%
Powszechna Kasa Oszczednosci Bank Polski SA	350,358	2,699,594
Powszechny Zaklad Ubezpieczen SA	275,616	2,536,242
		5,235,836

PACE International Emerging Markets Equity Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Russia: 0.0%†
Alrosa PJSC*,3,4	215,380	$0
Rosneft Oil Co. PJSC[3,4]	126,429	0
		0
Saudi Arabia: 1.5%
Saudi Arabian Oil Co.[2]	374,534	3,603,415
Saudi Basic Industries Corp.	39,217	968,172
Saudi National Bank	47,983	628,047
		5,199,634
South Africa: 4.0%
Absa Group Ltd.[1]	173,086	1,680,853
Capitec Bank Holdings Ltd.[1]	32,416	2,822,713
Clicks Group Ltd.	138,387	2,022,489
Gold Fields Ltd., ADR	224,767	3,497,374
MTN Group Ltd.	163,866	1,149,503
Naspers Ltd., Class N	15,933	2,840,547
		14,013,479
South Korea: 9.7%
DB Insurance Co. Ltd.	30,701	1,926,841
Doosan Fuel Cell Co. Ltd.*	26,645	595,252
Hana Financial Group, Inc.	56,754	1,778,863
Hyundai Mobis Co. Ltd.	10,738	1,745,005
KB Financial Group, Inc.	48,457	1,792,156
POSCO Holdings, Inc.	13,474	3,795,351
Samsung Electronics Co. Ltd.	232,056	11,356,596
Samsung SDI Co. Ltd.	4,110	2,121,944
SK Hynix, Inc.	126,260	8,443,119
WONIK IPS Co. Ltd.	33,489	761,910
		34,317,037
Taiwan: 9.9%
Alchip Technologies Ltd.	12,000	462,552
ASPEED Technology, Inc.	10,000	850,614
Catcher Technology Co. Ltd.	188,000	1,106,872
E. Sun Financial Holding Co. Ltd.	2,117,268	1,718,333
eMemory Technology, Inc.	19,000	1,127,917
FLEXium Interconnect, Inc.*	359,000	1,103,537
Globalwafers Co. Ltd.	57,000	891,827
MediaTek, Inc.	233,469	5,050,236
Taiwan Semiconductor Manufacturing Co. Ltd.	464,475	7,584,499
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	152,381	12,845,718
Unimicron Technology Corp.	237,000	1,117,834
Zhen Ding Technology Holding Ltd.	312,000	1,131,593
		34,991,532
Thailand: 3.0%
Bangkok Bank PCL	175,400	806,437
Bangkok Bank PCL, NVDR	242,100	1,113,103

PACE International Emerging Markets Equity Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Number of shares	Value
Common stocks—(concluded)
Thailand—(concluded)
Bangkok Dusit Medical Services PCL, Class F	2,680,500	$2,296,058
CP ALL PCL*	1,283,200	2,433,185
Kasikornbank PCL	598,300	2,190,131
SCB X PCL	584,500	1,771,601
		10,610,515
United Arab Emirates: 0.3%
Aldar Properties PJSC	673,362	990,157

United States: 0.9%
Globant SA*	14,520	2,277,753
JBS SA	217,700	781,272
		3,059,025
Vietnam: 0.5%
Hoa Phat Group JSC	1,342,335	1,238,718
Vincom Retail JSC*	560,620	661,914
		1,900,632
Zambia: 1.1%
First Quantum Minerals Ltd.[1]	166,706	4,050,604
Total common stocks (cost—$360,779,147)		349,828,207

Short-term investments: 0.9%
Investment companies: 0.9%
State Street Institutional U.S. Government Money Market Fund, 4.756%[5] (cost $3,093,092)	3,093,092	3,093,092

Investment of cash collateral from securities loaned: 2.4%
Money market funds: 2.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.790%[5] (cost $8,732,764)	8,732,764	8,732,764
Total investments (cost $372,605,003)[6]—102.3%		361,654,063
Liabilities in excess of other assets—(2.3)%		(8,275,807)
Net assets—100.0%		$353,378,256

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$344,628,573	$5,199,634	$0	$349,828,207
Short-term investments	—	3,093,092	—	3,093,092
Investment of cash collateral from securities loaned	—	8,732,764	—	8,732,764
Total	$344,628,573	$17,025,490	$0	$361,654,063

At April 30, 2023, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes
* Non–income producing security.
1 Security, or portion thereof, was on loan at the period end.
2 Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $17,525,382, represented 5.0% of the Portfolios net assets at period end.
3 Security fair valued by the Valuation Committee under the direction of the Board of Trustees.
4 Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.
5 Rates shown reflect yield at April 30, 2023.
6 Includes $15,728,322 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $8,732,764 and non-cash collateral of $7,905,657.

PACE Global Real Estate Securities Investments

Portfolio statistics and industry diversification – (unaudited)1

As a percentage of net assets as of April 30, 2023

Common stocks
Capital markets	1.7%
Diversified REITs	0.7
Diversified telecommunication services	3.2
Health care providers & services	2.1
Health care REITs	0.7
Hotel & resort REITs	0.1
Industrial REITs	18.1
Office REITs	2.6
Real estate management & development	17.9
Residential REITs	14.8
Retail REITs	16.4
Specialized REITs	21.1
Total common stocks	99.4
Short-term investments	1.1
Investment of cash collateral from securities loaned	3.5
Total investments	104.0
Liabilities in excess of other assets	(4.0)
Net assets	100.0%

1	The portfolio is actively managed and its composition will vary over time.

PACE Global Real Estate Securities Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Number of shares	Value
Common stocks—99.4%
Australia—6.2%
Goodman Group[1]	165,733	$2,117,641
National Storage REIT	860,840	1,424,045
Region RE Ltd.	381,451	620,919
Rural Funds Group	95,054	123,593
		4,286,198
Belgium—1.8%
Shurgard Self Storage Ltd.	24,661	1,275,138

Canada—4.7%
Brookfield Asset Management Ltd., Class A1	13,831	463,671
Brookfield Corp.[1]	19,994	648,733
Canadian Apartment Properties REIT	13,660	500,384
Granite REIT	25,765	1,602,361
		3,215,149
China—1.2%
ESR Group Ltd.[2]	536,600	835,356

Germany—1.7%
LEG Immobilien SE	5,552	344,919
Vonovia SE	39,902	862,872
		1,207,791
Hong Kong—2.4%
Sino Land Co. Ltd.	552,000	742,596
Swire Properties Ltd.	242,800	651,104
Wharf Real Estate Investment Co. Ltd.	47,000	270,038
		1,663,738
Japan—6.1%
Heiwa Real Estate Co. Ltd.	15,600	444,258
Japan Logistics Fund, Inc.	419	993,336
Japan Metropolitan Fund Invest	466	340,321
Katitas Co. Ltd.	73,700	1,432,402
Nomura Real Estate Holdings, Inc.	19,400	480,568
Star Asia Investment Corp.	1,240	506,940
		4,197,825
Mexico—1.6%
Corp Inmobiliaria Vesta SAB de CV1	357,820	1,130,209

Singapore—4.0%
CapitaLand Ascott Trust	38,336	31,028
Capitaland India Trust[1]	412,400	336,880
Capitaland Investment Ltd.	672,400	1,874,567
Parkway Life REIT	168,900	491,124
		2,733,599
Spain—1.8%
Cellnex Telecom SA*,2	28,923	1,216,488

United Kingdom—9.9%
Big Yellow Group PLC	90,188	1,387,328
Grainger PLC	530,928	1,725,493
Segro PLC	125,840	1,320,232
Shaftesbury Capital PLC[1]	980,385	1,451,413

PACE Global Real Estate Securities Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Number of shares	Value
Common stocks—(concluded)
United Kingdom—(concluded)
UNITE Group PLC	78,612	$947,450
		6,831,916
United Republic Of Tanzania—1.4%
Helios Towers PLC*,1	727,450	953,535

United States—56.6%
Alexandria Real Estate Equities, Inc.	11,871	1,474,141
American Homes 4 Rent, Class A	37,268	1,239,534
American Tower Corp.	1,835	375,056
AvalonBay Communities, Inc.	9,937	1,792,337
Brixmor Property Group, Inc.	73,660	1,571,168
Douglas Emmett, Inc.	24,188	311,541
Encompass Health Corp.	23,050	1,478,658
Equinix, Inc.	5,438	3,937,547
Equity LifeStyle Properties, Inc.	30,939	2,131,697
Essex Property Trust, Inc.	7,790	1,711,697
Extra Space Storage, Inc.	15,003	2,281,056
Farmland Partners, Inc.[1]	27,251	284,500
Lamar Advertising Co., Class A	1,749	184,834
National Retail Properties, Inc.	36,420	1,584,270
Phillips Edison & Co., Inc.	50,021	1,577,662
Prologis, Inc.	51,918	6,502,730
Rayonier, Inc.	50,486	1,583,241
SBA Communications Corp.	5,144	1,342,018
Simon Property Group, Inc.	26,275	2,977,483
Sun Communities, Inc.	13,336	1,852,770
Urban Edge Properties	77,746	1,140,534
Weyerhaeuser Co.	55,763	1,667,871
		39,002,345
Total common stocks (cost—$77,129,495)		68,549,287

Short-term investments: 1.1%
Investment companies: 1.1%
State Street Institutional U.S. Government Money Market Fund, 4.756%[3] (cost $757,931)	757,931	757,931

PACE Global Real Estate Securities Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Number of shares	Value
Investment of cash collateral from securities loaned—3.5%
Money market funds—3.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.790%[3] (cost $2,401,724)	2,401,724	$2,401,724
Total investments (cost $80,289,150)[4]—104.0%		71,708,942
Liabilities in excess of other assets—(4.0)%		(2,742,907)
Net assets—100.0%		$68,966,035

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$68,549,287	$—	$—	$68,549,287
Short-term investments	—	757,931	—	757,931
Investment of cash collateral from securities loaned	—	2,401,724	—	2,401,724
Total	$68,549,287	$3,159,655	$—	$71,708,942

At April 30, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

* Non–income producing security.
1 Security, or portion thereof, was on loan at the period end.
2 Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $2,051,844, represented 3.0% of the Portfolios net assets at period end.
3 Rates shown reflect yield at April 30, 2023.
4 Includes $3,524,577 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $2,401,724 and non-cash collateral of $1,252,434.

PACE Alternative Strategies Investments

Portfolio statistics and industry diversification – (unaudited)1

As a percentage of net assets as of April 30, 2023

Common stocks
Aerospace & defense	1.4%
Air freight & logistics	0.3
Automobile components	0.1
Automobiles	0.5
Banks	0.8
Beverages	0.3
Biotechnology	1.2
Broadline retail	0.2
Building products	0.3
Capital markets	1.4
Chemicals	0.8
Commercial services & supplies	1.9
Communications equipment	0.0	†
Construction & engineering	1.6
Construction materials	0.1
Consumer finance	0.3
Consumer staples distribution & retail	0.6
Containers & packaging	0.0	†
Distributors	0.0	†
Diversified consumer services	0.0	†
Diversified REITs	0.1
Diversified telecommunication services	0.1
Electric utilities	1.8
Electrical equipment	0.7
Electronic equipment, instruments & components	0.2
Energy equipment & services	0.3
Entertainment	0.3
Financial services	1.1
Food products	1.4
Gas utilities	0.2
Ground transportation	1.0
Health care equipment & supplies	0.1
Health care providers & services	0.6
Health care technology	0.0	†
Hotel & resort REITs	0.2
Hotels, restaurants & leisure	0.7
Household durables	0.5
Household products	0.3
Independent power and renewable electricity producers	1.0
Industrial conglomerates	0.4
Insurance	1.0
Interactive media & services	0.5
IT services	0.9
Leisure products	0.1
Life sciences tools & services	0.3
Machinery	1.0
Marine transportation	0.2
Media	0.2
Metals & mining	1.2

PACE Alternative Strategies Investments

Portfolio statistics and industry diversification – (unaudited)1

Multi-utilities	0.3%
Office REITs	0.0 †
Oil, gas & consumable fuels	3.1
Paper & forest products	0.1
Passenger airlines	0.2
Personal care products	0.0 †
Pharmaceuticals	0.8
Professional services	0.6
Real estate management & development	0.3
Residential REITs	1.0
Retail REITs	0.7
Semiconductors & semiconductor equipment	0.9
Software	2.0
Specialized REITs	0.3
Specialty retail	1.2
Technology hardware, storage & peripherals	0.9
Textiles, apparel & luxury goods	0.4
Trading companies & distributors	1.2
Wireless telecommunication services	0.7
Total common stocks	42.9

Preferred stocks
Automobiles	0.0 †

Investment companies	7.2

Corporate bonds
Airlines	0.5
Chemicals	0.0 †
Computers	0.5
Electric	0.5
Energy-Alternate Sources	0.6
Entertainment	1.3
Iron & steel	1.9
Leisure time	2.9
Media	3.7
Oil & gas	1.1
Pharmaceuticals	0.5
Retail	1.1
Total corporate bonds	14.6

Short-term investments	31.3

Equity and foreign exchange options purchased
Call options	0.6
Put options	0.1
Total equity and foreign exchange options purchased	0.7
Total investments before investments sold short	96.7

Investments sold short
Common stocks
Aerospace & defense	(0.6)
Air freight & logistics	(0.3)
Automobile components	(0.3)
Automobiles	(0.4)
Banks	(1.8)

PACE Alternative Strategies Investments

Portfolio statistics and industry diversification – (unaudited)1

Beverages	(0.2)%
Biotechnology	(0.3)
Broadline retail	(0.3)
Building products	(0.0)†
Capital markets	(0.5)
Chemicals	(0.2)
Commercial services & supplies	(0.0)†
Construction & engineering	(0.2)
Consumer finance	(0.3)
Consumer staples distribution & retail	(0.1)
Containers & packaging	(0.2)
Distributors	(0.2)
Diversified telecommunication services	(0.4)
Electric utilities	(0.1)
Electrical equipment	(0.3)
Electronic equipment, instruments & components	(0.1)
Energy equipment & services	(1.0)
Entertainment	(4.5)
Financial services	(0.2)
Food products	(0.2)
Gas utilities	(0.0)†
Ground transportation	(0.7)
Health care equipment & supplies	(0.1)
Health care providers & services	(0.1)
Health care REITs	(0.1)
Hotels, restaurants & leisure	(3.7)
Household durables	(0.2)
Independent power and renewable electricity producers	(0.5)
Industrial conglomerates	(0.0)†
Industrial REITs	(0.1)
Insurance	(0.3)
Interactive media & services	(0.1)
Leisure products	(0.3)
Machinery	(1.4)
Metals & mining	(2.1)
Oil, gas & consumable fuels	(2.0)
Paper & forest products	(0.1)
Passenger airlines	(0.3)
Personal care products	(0.3)
Pharmaceuticals	(0.3)
Real estate management & development	(0.1)
Residential REITs	(0.1)
Retail REITs	(0.2)
Semiconductors & semiconductor equipment	(0.5)
Software	(0.6)
Specialized REITs	(0.3)
Specialty retail	(0.8)
Technology hardware, storage & peripherals	(0.2)
Textiles, apparel & luxury goods	(0.3)
Trading companies & distributors	(0.0)†

PACE Alternative Strategies Investments

Portfolio statistics and industry diversification – (unaudited)1

Water utilities	(0.1)%
Total common stocks	(28.6)

Corporate bonds
Retail	(0.0)†

Investment companies	(3.6)
Total investments sold short	(32.2)

Other assets in excess of liabilities	35.5
Net assets	100.0%

† Amount represents less than 0.05% or (0.05)%.

1 The portfolio is actively managed and its composition will vary over time.

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Number of shares	Value
Common stocks—42.9%
Australia—0.3%
BHP Group Ltd.	13,219	$388,367
Pilbara Minerals Ltd.	103,687	290,905
Rio Tinto Ltd.	3,759	279,203
		958,475
Austria—0.1%
Andritz AG	1,666	108,035
voestalpine AG	1,626	56,223
Wienerberger AG	3,817	114,823
		279,081
Belgium—0.4%
Elia Group SA	752	103,081
Solvay SA	10,704	1,283,858
		1,386,939
Bermuda—0.1%
Seadrill Ltd.*	7,664	278,816

Brazil—0.2%
MercadoLibre, Inc.*,1	219	279,770
Wheaton Precious Metals Corp.	6,010	296,774
Yara International ASA	1,264	50,859
		627,403
Canada—10.4%
Absolute Software Corp.	66,270	515,581
Advantage Energy Ltd.*,1	168,990	950,440
Agnico Eagle Mines Ltd.[1]	5,540	314,284
ARC Resources Ltd.	59,600	740,354
Black Diamond Group Ltd.	188,380	952,432
Boardwalk Real Estate Investment Trust[1]	4,630	198,206
Bombardier, Inc., Class B*,1	10,640	459,573
Brookfield Infrastructure Corp., Class A	647	27,562
Brookfield Infrastructure Partners LP1	7,540	262,176
CAE, Inc.*,1	39,204	882,874
Cameco Corp.[1]	14,310	393,382
Canadian Apartment Properties REIT[1]	71,430	2,616,578
Canadian Natural Resources Ltd.	5,010	305,293
Canadian Natural Resources Ltd.[1]	960	58,531
Canadian Pacific Kansas City Ltd.	38,000	2,995,920
Canfor Corp.*,1	25,430	382,149
CES Energy Solutions Corp.	59,970	119,068
Colliers International Group, Inc.[1]	2,635	280,628
Constellation Software, Inc.	100	195,728
Crescent Point Energy Corp.[1]	53,660	396,851
Docebo, Inc.*,1	11,640	451,905
DREAM Unlimited Corp., Class A1	14,270	237,930
Element Fleet Management Corp.	13,170	172,250
Emera, Inc.[1]	5,280	224,668
Enerplus Corp.[1]	13,230	197,921

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Canada—(continued)
Exchange Income Corp.[1]	8,720	$336,031
Fairfax Financial Holdings Ltd.[1]	1,800	1,257,881
GFL Environmental, Inc.[1]	37,240	1,351,812
H&R REIT[1]	27,770	240,837
Heroux-Devtek, Inc.*	19,590	186,234
InterRent REIT[1]	58,530	559,877
Kinaxis, Inc.*,1	2,120	291,137
Loblaw Cos. Ltd.[1]	6,640	624,523
Osisko Gold Royalties Ltd.[1]	41,490	674,627
Parkit Enterprise, Inc.*	547,010	331,069
Payfare, Inc.*	64,910	320,035
Quebecor, Inc., Class B1	26,340	679,861
Ritchie Bros Auctioneers, Inc.	100	5,722
Ritchie Bros Auctioneers, Inc.[1]	48,296	2,762,048
Rogers Communications, Inc., Class B1	49,903	2,464,709
Royal Bank of Canada[1]	8,130	807,390
Rubellite Energy, Inc.*	63,760	104,474
Russel Metals, Inc.[1]	13,990	356,242
Saputo, Inc.[1]	72,820	1,885,467
Shopify, Inc., Class A*,1	8,560	414,732
SNC-Lavalin Group, Inc.[1]	16,970	390,792
Stantec, Inc.[1]	20,380	1,223,819
StorageVault Canada, Inc.[1]	72,800	311,113
Suncor Energy, Inc.[1]	15,670	490,624
Tamarack Valley Energy Ltd.[1]	202,040	557,722
TC Energy Corp.[1]	31,810	1,321,387
TECSYS, Inc.	13,990	264,136
TransAlta Corp.[1]	17,042	152,015
		34,698,600
China—0.1%
GDS Holdings Ltd., ADR*	7,330	113,835
XPeng, Inc., ADR*	13,242	125,799
		239,634
Denmark—0.5%
AP Moller—Maersk AS, Class B	29	52,281
AP Moller—Maersk AS, Class A	228	406,150
Novo Nordisk AS, Class B	7,792	1,295,422
		1,753,853
Finland—0.0%†
Kesko Oyj, Class B	6,687	139,300

France—0.7%
Bollore SE	53,780	362,673
Cie de Saint-Gobain	1,992	115,061
Renault SA*	2,056	76,189
Rexel SA*	2,466	57,063
Sartorius Stedim Biotech	3,473	928,023
Technip Energies NV	2,520	55,897

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
France—(concluded)
Thales SA	3,326	$507,225
TotalEnergies SE	1,730	110,450
		2,212,581
Germany—0.3%
Aurubis AG	596	55,691
Bayerische Motoren Werke AG	990	110,659
Daimler Truck Holding AG*	846	27,910
Deutsche Lufthansa AG, Registered Shares*	21,984	235,701
Deutsche Post AG, Registered Shares	2,364	113,365
HeidelbergCement AG	1,479	111,733
Mercedes-Benz Group AG	1,442	112,148
thyssenkrupp AG	11,257	80,676
Wacker Chemie AG	706	108,873
		956,756
Hong Kong—0.6%
Link REIT	171,800	1,120,580
Swire Pacific Ltd., Class A	33,500	265,025
WH Group Ltd.[2]	1,334,000	740,955
		2,126,560
Italy—0.3%
Assicurazioni Generali SpA	2,705	56,275
Eni SpA	3,675	55,664
Saras SpA*	167,744	216,906
UniCredit SpA	26,898	531,722
		860,567
Japan—2.1%
Allegro MicroSystems, Inc.*	656	23,465
BayCurrent Consulting, Inc.	21,400	739,014
Chubu Electric Power Co., Inc.	145,200	1,618,840
FANUC Corp.	4,967	167,298
Hitachi Ltd.	2,993	164,429
Kansai Electric Power Co., Inc.	140,000	1,510,514
Mazda Motor Corp.	102,000	908,863
Mitsubishi Heavy Industries Ltd.	18,000	677,353
Nippon Shinyaku Co. Ltd.	7,000	318,544
Otsuka Holdings Co. Ltd.	6,300	212,751
Taisei Corp.	3,500	118,555
Tokyo Gas Co. Ltd.	5,200	106,523
Tosoh Corp.	2,700	35,889
ZOZO, Inc.	15,100	316,530
		6,918,568
Luxembourg—0.0%†
ArcelorMittal SA	1,901	53,855

Netherlands—0.1%
ASML Holding NV	403	254,672

Norway—0.1%
Mowi ASA	19,015	362,384

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Norway—(concluded)
Norsk Hydro ASA	14,706	$107,939
		470,323
Panama—0.0%†
Copa Holdings SA, Class A	372	33,599

Portugal—0.2%
Jeronimo Martins SGPS SA	20,268	511,433

Singapore—0.1%
Genting Singapore Ltd.	98,500	83,415
Kulicke & Soffa Industries, Inc.	583	27,786
STMicroelectronics NV	2,247	95,461
		206,662
Spain—0.3%
ACS Actividades de Construccion y Servicios SA	17,393	597,959
Naturgy Energy Group SA	11,654	363,416
Repsol SA	3,590	52,790
		1,014,165
Sweden—0.2%
Industrivarden AB, Class C	18,706	533,178
SSAB AB, Class B	16,127	108,697
Volvo AB, Class B	4,095	84,176
Volvo AB, Class A	4,549	96,258
		822,309
Switzerland—0.4%
EMS-Chemie Holding AG, Registered Shares	406	332,258
Kuehne & Nagel International AG, Registered Shares	377	111,305
Partners Group Holding AG	812	784,157
		1,227,720
Thailand—0.0%†
Fabrinet*	280	26,586

United Kingdom—0.9%
BAE Systems PLC	40,499	516,097
Barratt Developments PLC	18,689	117,437
Berkeley Group Holdings PLC	1,552	86,738
BP PLC	16,541	111,090
Centrica PLC	39,676	57,093
CK Hutchison Holdings Ltd.	38,500	257,495
Coca-Cola Europacific Partners PLC[1]	12,764	822,895
Hargreaves Lansdown PLC	29,921	301,954
Howden Joinery Group Plc	3,279	28,212
ITV PLC	53,897	54,716
J Sainsbury PLC	15,858	55,085
M&G PLC	11,265	29,037
Rentokil Initial PLC	5,280	209,299
Taylor Wimpey PLC	73,863	119,005

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United Kingdom—(concluded)
TORM PLC, Class A	11,250	$350,913
		3,117,066
United States—24.5%
AbbVie, Inc.[1]	869	131,323
Accenture PLC, Class A1	1,839	515,453
Acuity Brands, Inc.	176	27,699
Addus HomeCare Corp.*	264	21,579
Adobe, Inc.*,1	2,563	967,686
AECOM[1]	3,962	329,044
AES Corp.	58,496	1,384,015
AGCO Corp.	129	15,988
Akamai Technologies, Inc.*	367	30,083
Albemarle Corp.[1]	2,844	527,448
Allison Transmission Holdings, Inc.	725	35,373
Alphabet, Inc., Class C*,1	2,691	291,220
Alphabet, Inc., Class A*,1	7,361	790,130
Amazon.com, Inc.*	3,157	332,906
Amdocs Ltd.	308	28,105
American Eagle Outfitters, Inc.	19,229	257,476
American Express Co.	153	24,685
American International Group, Inc.[1]	1,931	102,420
American Vanguard Corp.	434	8,355
AMERISAFE, Inc.	564	31,387
AMETEK, Inc.	209	28,827
AMN Healthcare Services, Inc.*	336	29,014
Amphastar Pharmaceuticals, Inc.*	251	8,978
Amphenol Corp., Class A	371	27,999
ANSYS, Inc.*	90	28,253
APA Corp.	704	25,942
Apple, Inc.[1]	9,288	1,575,988
ArcBest Corp.	308	29,075
Arcturus Therapeutics Holdings, Inc.*,1	3,224	85,823
Arhaus, Inc.*,1	15,376	123,316
Arista Networks, Inc.*	179	28,669
Array Technologies, Inc.*	37,197	760,679
Arthur J. Gallagher & Co.	147	30,585
AssetMark Financial Holdings, Inc.*	925	28,379
ATI, Inc.*,1	13,270	512,487
AutoNation, Inc.*	249	32,793
AutoZone, Inc.*,1	754	2,008,136
Axcelis Technologies, Inc.*,1	1,555	183,956
Axon Enterprise, Inc.*,1	840	176,996
Axos Financial, Inc.*	767	31,194
Badger Meter, Inc.	232	30,701
Balchem Corp.	227	29,828
BancFirst Corp.	227	18,135
Bandwidth, Inc., Class A*,1	17,225	209,628
Bio-Techne Corp.	374	29,875

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Boise Cascade Co.	454	$31,013
Booking Holdings, Inc.*,1	179	480,849
Booz Allen Hamilton Holding Corp.	5,330	510,188
BorgWarner, Inc.	684	32,921
Boyd Gaming Corp.	505	35,047
Brady Corp., Class A	551	28,118
Bread Financial Holdings, Inc.	2,122	58,567
Bristol-Myers Squibb Co.[1]	182	12,152
Broadcom, Inc.[1]	234	146,601
Brookfield Renewable Corp., Class A	10,300	344,157
BRP, Inc.[1]	4,010	299,828
Brunswick Corp.	400	33,916
Builders FirstSource, Inc.*	361	34,212
C.H. Robinson Worldwide, Inc.	298	30,059
CACI International, Inc., Class A*	32	10,026
Cactus, Inc., Class A	686	27,769
Cal-Maine Foods, Inc.[1]	7,986	379,335
Capital One Financial Corp.	10,407	1,012,601
Catalyst Pharmaceuticals, Inc.*,1	15,870	252,650
Caterpillar, Inc.[1]	2,011	440,007
Cathay General Bancorp	558	17,783
Cavco Industries, Inc.*	97	29,121
CBIZ, Inc.*	575	30,297
Centene Corp.*,1	3,697	254,834
Century Communities, Inc.	459	30,909
Chemed Corp.	52	28,665
Chipotle Mexican Grill, Inc.*	17	35,150
Cigna Group[1]	2,975	753,538
Cintas Corp.	64	29,169
Cirrus Logic, Inc.*	642	55,077
Cisco Systems, Inc.	166	7,844
Civitas Resources, Inc.	414	28,587
Clearway Energy, Inc., Class A1	8,351	242,012
Cleveland-Cliffs, Inc.*	452	6,952
Clorox Co.[1]	1,355	224,415
Cognex Corp.	599	28,566
Comfort Systems USA, Inc.	213	31,841
Commercial Metals Co.	606	28,294
Conagra Brands, Inc.[1]	33,812	1,283,504
Consolidated Edison, Inc.[1]	1,750	172,322
Constellation Energy Corp.	12,104	936,850
Contra Abiomed, Inc.	42	43
Copart, Inc.*	382	30,197
Core & Main, Inc., Class A*	808	21,056
CorVel Corp.*	148	29,900
CoStar Group, Inc.*	418	32,165
CRA International, Inc.	270	28,388
Crane Holdings Co.	356	16,860
Cullen/Frost Bankers, Inc.*,1	1,060	116,865

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Curtiss-Wright Corp.	112	$19,021
CVS Health Corp.[1]	3,487	255,632
D.R. Horton, Inc.	451	49,529
Dave & Buster's Entertainment, Inc.*	2,353	83,437
Deckers Outdoor Corp.*	62	29,719
Dell Technologies, Inc., Class C	195	8,481
Denbury, Inc.*	3,583	334,581
Diamondback Energy, Inc.	173	24,601
Dick's Sporting Goods, Inc.	231	33,497
Dillard's, Inc., Class A	62	18,500
Diodes, Inc.*	337	26,859
Dolby Laboratories, Inc., Class A	344	28,789
Dominion Energy, Inc.	11,061	632,026
Domo, Inc., Class B*	4,478	71,111
Donaldson Co., Inc.	454	28,852
DoubleVerify Holdings, Inc.*	966	28,420
Dow, Inc.	592	32,205
Dropbox, Inc., Class A*,1	28,021	569,947
Dummy Cusip Common Stock*	—	0
Dycom Industries, Inc.*	7,209	667,698
Eagle Bulk Shipping, Inc.	422	18,872
Eagle Materials, Inc.	228	33,792
Eagle Pharmaceuticals, Inc.*,1	9,930	278,834
East West Bancorp, Inc.	530	27,396
Edison International	9,256	681,242
elf Beauty, Inc.*	337	31,260
EMCOR Group, Inc.	182	31,122
Encore Wire Corp.[1]	666	104,116
EngageSmart, Inc.*	1,612	27,678
Enovix Corp.*	6,499	70,319
EPAM Systems, Inc.*	102	28,809
Erie Indemnity Co., Class A	126	27,384
Essent Group Ltd.	717	30,451
Ethan Allen Interiors, Inc.	1,075	30,025
Everbridge, Inc.*	25,586	672,400
Evercore, Inc., Class A	9,234	1,053,322
ExlService Holdings, Inc.*	178	31,752
Expeditors International of Washington, Inc.	566	64,433
Exponent, Inc.	296	27,247
Exxon Mobil Corp.	285	33,727
F5, Inc.*	207	27,813
Fair Isaac Corp.*,1	77	56,052
Fastenal Co.	542	29,181
Federated Hermes, Inc.	707	29,263
FedEx Corp.[1]	2,640	601,339
Fidelity National Information Services, Inc.	17,425	1,023,196
First Bancorp/Southern Pines NC	539	16,590

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
First Citizens BancShares, Inc., Class A1	410	$412,944
First Hawaiian, Inc.	448	8,561
First Solar, Inc.*,1	3,737	682,301
FirstCash Holdings, Inc.	302	31,115
Five Below, Inc.*,1	2,310	455,902
Fluence Energy, Inc.*	17,329	312,962
Forward Air Corp.	269	28,382
Fox Corp., Class A	725	24,114
Fox Factory Holding Corp.*	250	27,718
Franklin Electric Co., Inc.	320	28,630
Freeport-McMoRan, Inc.	401	15,202
FTI Consulting, Inc.*	145	26,173
Full House Resorts, Inc.*	17,815	125,418
Garmin Ltd.	295	28,960
General Electric Co.	9,934	983,168
General Motors Co.[1]	5,135	169,660
Genpact Ltd.	643	28,646
Gentex Corp.	1,067	29,439
Gibraltar Industries, Inc.*	598	29,924
Gilead Sciences, Inc.[1]	14,500	1,192,045
Globus Medical, Inc., Class A*	511	29,710
Goldman Sachs Group, Inc.	3,044	1,045,431
Graco, Inc.	411	32,588
Grand Canyon Education, Inc.*	252	29,912
Green Brick Partners, Inc.*	827	30,822
Hackett Group, Inc.	1,562	28,991
Halozyme Therapeutics, Inc.*,1	5,275	169,486
Harmony Biosciences Holdings, Inc.*,1	15,174	489,210
Hartford Financial Services Group, Inc.[1]	1,288	91,435
Haverty Furniture Cos., Inc.	926	27,910
HCA Healthcare, Inc.	60	17,240
HEICO Corp.	171	28,837
HEICO Corp., Class A	214	28,725
Herc Holdings, Inc.	2,650	265,053
Heritage-Crystal Clean, Inc.*	823	28,772
Hess Corp.	57	8,268
HF Sinclair Corp.[1]	16,205	714,803
Holley, Inc.*,1	30,344	73,129
Hormel Foods Corp.	725	29,319
Howmet Aerospace, Inc.[1]	3,980	176,274
Hubbell, Inc.[1]	1,587	427,411
Hudson Pacific Properties, Inc.	28,384	157,815
Humana, Inc.[1]	1,060	562,319
IDEX Corp.	132	27,234
IDEXX Laboratories, Inc.*,1	613	301,694
Incyte Corp.*,1	5,125	381,351

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Ingles Markets, Inc., Class A	103	$9,480
Innospec, Inc.	277	28,152
Installed Building Products, Inc.	254	31,565
Insteel Industries, Inc.	1,048	28,851
Inter Parfums, Inc.	67	10,170
International Bancshares Corp.	442	18,860
IPG Photonics Corp.*	251	28,860
Jabil, Inc.	397	31,026
Jack Henry & Associates, Inc.	189	30,871
Janus Henderson Group PLC	934	24,237
John B Sanfilippo & Son, Inc.	289	30,042
JPMorgan Chase & Co.[1]	2,370	327,629
Kadant, Inc.	147	27,317
KB Home	478	20,946
KBR, Inc.	4,956	281,154
Keysight Technologies, Inc.*	189	27,337
Kimberly-Clark Corp.[1]	5,429	786,608
Kimco Realty Corp.	70,139	1,345,967
Kiniksa Pharmaceuticals Ltd., Class A*,1	19,256	207,002
Kinsale Capital Group, Inc.	93	30,384
KKR & Co., Inc.	875	46,436
Knight-Swift Transportation Holdings, Inc.	593	33,398
Lakeland Financial Corp.	149	7,550
Lam Research Corp.	16	8,385
Lancaster Colony Corp.	143	29,904
Landstar System, Inc.	345	60,730
Las Vegas Sands Corp.*,1	10,888	695,199
Lattice Semiconductor Corp.*,1	1,799	143,380
La-Z-Boy, Inc.	342	9,826
LCI Industries	176	19,881
LeMaitre Vascular, Inc.	543	29,322
Lennar Corp., Class A	584	65,881
Lennar Corp., Class B	683	66,811
Lennox International, Inc.	1,897	534,783
Lindsay Corp.	149	17,990
Lithia Motors, Inc.	869	191,953
Littelfuse, Inc.	113	27,373
Livent Corp.*	1,340	29,279
LKQ Corp.	515	29,731
Lockheed Martin Corp.[1]	1,476	685,528
Lululemon Athletica, Inc.*,1	1,946	739,344
LyondellBasell Industries NV, Class A	346	32,735
M/I Homes, Inc.*	463	31,317
Manhattan Associates, Inc.*	188	31,148
Marathon Petroleum Corp.[1]	5,871	716,262
MarketAxess Holdings, Inc.	83	26,425
Marten Transport Ltd.	1,403	28,327

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
MasTec, Inc.*	9,609	$853,375
Mastercard, Inc., Class A1	2,689	1,021,901
MaxLinear, Inc.*	565	13,633
MDC Holdings, Inc.	753	30,850
Medifast, Inc.	301	27,587
Medpace Holdings, Inc.*	155	31,022
Merit Medical Systems, Inc.*	381	30,971
Meritage Homes Corp.	243	31,116
MetLife, Inc.[1]	11,448	702,106
MGIC Investment Corp.	2,139	31,807
Microchip Technology, Inc.[1]	5,558	405,678
Micron Technology, Inc.	8,391	540,045
Microsoft Corp.[1]	4,799	1,474,541
Monarch Casino & Resort, Inc.	396	27,467
MongoDB, Inc.*	2,099	503,676
Monolithic Power Systems, Inc.	61	28,180
MSC Industrial Direct Co., Inc., Class A	615	55,799
Mueller Industries, Inc.	413	29,674
MYR Group, Inc.*	237	30,334
National Beverage Corp.*	553	27,484
NetApp, Inc.[1]	9,505	597,769
Netflix, Inc.*,1	906	298,917
New Fortress Energy, Inc.	3,000	90,870
New Relic, Inc.*	10,756	768,731
New York Times Co., Class A	740	29,415
NextEra Energy Partners LP	11,148	641,121
NextEra Energy, Inc.	6,274	480,777
NextGen Healthcare, Inc.*	1,652	27,654
NEXTracker, Inc., Class A*	4,025	126,747
NMI Holdings, Inc., Class A*	1,302	30,467
Nordson Corp.	134	28,986
NRG Energy, Inc.[1]	164	5,604
Nucor Corp.	412	61,050
NV5 Global, Inc.*	294	27,851
NVR, Inc.*	113	659,920
Old Dominion Freight Line, Inc.	84	26,913
Old Republic International Corp.	661	16,703
Ollie's Bargain Outlet Holdings, Inc.*,1	1,100	71,775
ON Semiconductor Corp.*	106	7,628
Onto Innovation, Inc.*	347	28,100
Owens Corning	336	35,888
PACCAR, Inc.[1]	11,783	880,072
Packaging Corp. of America	564	76,287
Park Hotels & Resorts, Inc.	57,152	688,682
Paychex, Inc.	262	28,783
PC Connection, Inc.	452	18,202
PDC Energy, Inc.	123	8,001
Penske Automotive Group, Inc.	235	32,566

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Perdoceo Education Corp.*,1	3,317	$43,055
Perficient, Inc.*	429	27,851
PetMed Express, Inc.	1,844	28,342
PG&E Corp.*	28,104	480,859
Phillips 66[1]	9,157	906,543
Photronics, Inc.*	1,861	26,910
Pinterest, Inc., Class A*	29,136	670,128
Powell Industries, Inc.	479	19,189
Power Integrations, Inc.	366	26,637
Preferred Bank	546	26,252
PriceSmart, Inc.	401	29,546
Prudential Financial, Inc.[1]	9,886	860,082
Public Storage[1]	3,539	1,043,403
PulteGroup, Inc.	892	59,898
Qorvo, Inc.*	99	9,116
Qualys, Inc.*	230	25,976
Quanta Services, Inc.	5,903	1,001,385
Radian Group, Inc.	415	10,072
Raytheon Technologies Corp.[1]	10,590	1,057,941
Reliance Steel & Aluminum Co.	247	61,207
Resources Connection, Inc.	1,805	26,335
Revolve Group, Inc.*	1,215	25,090
REX American Resources Corp.*	994	28,120
Robert Half International, Inc.	385	28,105
Robinhood Markets, Inc., Class A*	71,619	633,828
Roche Holding AG	798	269,973
Rollins, Inc.[1]	15,030	635,017
Ryder System, Inc.	190	15,040
Saia, Inc.*	105	31,266
Schneider National, Inc., Class B	2,329	60,950
Seagate Technology Holdings PLC	6,045	355,265
SEI Investments Co.	506	29,808
Semtech Corp.*	312	6,081
Shutterstock, Inc.	410	27,470
SIGA Technologies Inc.[1]	15,700	91,531
Simpson Manufacturing Co., Inc.	267	33,583
Simulations Plus, Inc.	665	27,764
SiteOne Landscape Supply, Inc.*	139	20,536
Skyworks Solutions, Inc.	339	35,900
Snap-on, Inc.	118	30,610
SPS Commerce, Inc.*	192	28,282
STAAR Surgical Co.*	442	31,148
Steel Dynamics, Inc.[1]	4,829	501,975
Stellantis NV	6,234	103,039
Steven Madden Ltd.	818	28,663
Stifel Financial Corp.	7,800	467,766
Stride, Inc.*	747	32,091
Stryker Corp.[1]	47	14,084
Sunnova Energy International, Inc.*	21,556	387,146

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Sunrun, Inc.*	12,047	$253,469
Super Micro Computer, Inc.*	281	29,626
Synopsys, Inc.*	77	28,592
T. Rowe Price Group, Inc.	260	29,206
Take-Two Interactive Software, Inc.*	3,077	382,440
Tapestry, Inc.	792	32,322
Taylor Morrison Home Corp.*	765	32,964
Teradyne, Inc.	286	26,135
Tetra Tech, Inc.	203	28,089
Texas Pacific Land Corp.[1]	167	246,768
Thermon Group Holdings, Inc.*	1,238	25,726
Titan Machinery, Inc.*,1	5,174	162,205
Toll Brothers, Inc.	1,032	65,955
TopBuild Corp.*	304	68,546
Towne Bank	1,113	26,367
Tradeweb Markets, Inc., Class A	396	27,882
Trane Technologies PLC	111	20,625
Transocean Ltd.*	54,066	318,989
Trex Co., Inc.*	176	9,620
Tri Pointe Homes, Inc.*	1,127	32,322
Twilio, Inc., Class A*	3,089	162,512
Uber Technologies, Inc.*,1	5,890	182,884
UFP Industries, Inc.	366	28,738
Ulta Beauty, Inc.*	54	29,777
United Natural Foods, Inc.*	13,268	361,818
United Parcel Service, Inc., Class B1	623	112,022
United Rentals, Inc.[1]	7,747	2,797,519
United States Steel Corp.	955	21,850
United Therapeutics Corp.*,1	2,028	466,704
Univar Solutions, Inc.*	937	33,264
Universal Display Corp.	199	26,559
Unum Group	210	8,862
USANA Health Sciences, Inc.*	453	30,066
Vail Resorts, Inc.	3,525	847,833
Valaris Ltd.*	2,619	157,140
Valero Energy Corp.[1]	6,350	728,154
Valvoline, Inc.[1]	12,940	447,077
Veeva Systems, Inc., Class A*	160	28,653
VeriSign, Inc.*,1	4,598	1,019,836
Veritiv Corp.	231	26,535
Vertex Pharmaceuticals, Inc.*,1	2,202	750,287
VF Corp.	14,996	352,556
Victory Capital Holdings, Inc., Class A	969	29,593
Vir Biotechnology, Inc.*,1	2,895	72,809
Visa, Inc., Class A1	2,229	518,755
Vitesse Energy, Inc.	1,683	30,967
Vontier Corp.	12,931	350,818
W. R. Berkley Corp.	475	27,987

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Number of shares	Value
Common stocks—(concluded)
United States—(concluded)
Wabash National Corp.[1]	12,833	$329,423
Walgreens Boots Alliance, Inc.[1]	3,822	134,725
Watsco, Inc.	91	31,521
Watts Water Technologies, Inc., Class A	180	29,111
Weis Markets, Inc.	339	27,964
Wells Fargo & Co.[1]	5,310	211,072
West Pharmaceutical Services, Inc.	81	29,260
Westamerica Bancorp	436	17,662
Western Digital Corp.*	15,508	534,096
Westlake Corp.	284	32,314
Winnebago Industries, Inc.	502	29,186
WW Grainger, Inc.	43	29,910
		81,248,980
Total common stocks (cost—$141,358,337)		142,424,503

Preferred stocks: 0.0%†
Germany: 0.0%†
Bayerische Motoren Werke AG (cost—$93,888)	1,222	129,603

Investment companies: 7.2%
AlphaSimplex Managed Futures Strategy Fund, Class Y	839,958	8,004,804
AQR Style Premia Alternative Fund, Class I	1,044,548	8,011,682
Carillon Reams Unconstrained Bond Fund, Class I	640,115	7,847,808
Total investment companies (cost—$26,210,721)		23,864,294

	Face amount
Corporate bonds: 14.6%
Canada: 0.5%
Chorus Aviation, Inc.
6.000%, due 06/30/26[1,2]	CAD	2,430,000	1,683,253

United States: 14.1%
Amyris, Inc.
1.500%, due 11/15/26		$525,000	122,359
Bloomin' Brands, Inc.
5.000%, due 05/01/25		1,500,000	3,295,800
Carnival Corp.
5.750%, due 10/01/24		2,000,000	2,355,900
Cinemark Holdings, Inc.
4.500%, due 08/15/25		3,000,000	4,146,810
Herbalife Nutrition Ltd.
4.250%, due 06/15/28[2]		1,500,000	1,693,260

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Face amount	Value
Corporate bonds—(concluded)
United States—(concluded)
Liberty Media Corp.
0.500%, due 12/01/50[2]	$1,500,000	$1,442,268
NextEra Energy Partners LP
0.000%, due 11/15/25[2,3]	2,000,000	1,824,686
Parsons Corp.
0.250%, due 08/15/25	1,500,000	1,631,415
Patrick Industries, Inc.
1.750%, due 12/01/28	450,000	405,056
Royal Caribbean Cruises Ltd.
6.000%, due 08/15/25[2]	4,750,000	7,256,385
Southern Co.
3.875%, due 12/15/25[2]	1,500,000	1,538,160
Transocean, Inc.
4.625%, due 09/30/29[2]	2,000,000	3,742,480
United States Steel Corp.
5.000%, due 11/01/26	3,500,000	6,326,950
World Wrestling Entertainment, Inc.
3.375%, due 12/15/23	2,500,000	10,785,025
		46,566,554
Total corporate bonds (cost—$42,179,821)		48,249,807

Number of shares
Short term investments: 31.3%
Investment companies: 31.3%
State Street Institutional U.S. Government Money Market Fund, 4.756%[4] (cost—$103,944,063)	103,944,063	103,944,063

	Number of contracts	Notional amount
Equity and foreign exchange options purchased: 0.7%
Call options: 0.6%
Call Eurex Dow Jones EURO STOXX 50 Dividend Futures, strike @ 130 expires 12/24/23 (Counterparty: JPMCB)	2	$30,290	280,107
Call S&P 500 Index, strike @ 4,100 expires 05/23/23 (Counterparty: JPMCB)	0	61,500	162,675
Call CBOE Volatility Index, strike @ $30 expires 5/23/23 (Counterparty: JPMCB)	18	53,760	37,632

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Number of contracts	Notional amount	Value
Equity and foreign exchange options purchased—(continued)
Call options—(continued)
Call CBOE Volatility Index, strike @ $34 expires 7/23/23 (Counterparty: JPMCB)	18	$60,928	$238,336
Call CBOE Volatility Index, strike @ $32 expires 6/23/23 (Counterparty: JPMCB)	18	57,344	166,656
Call STOXX Europe 600 Basic Resources Index, strike @ 620 expires 06/23/23 (Counterparty: JPMCB)	0	27,280	14,061
Call FTSE 100 Index, strike @ 7,800 expires 05/23/23 (Counterparty: JPMCB)	1	436,800	69,674
Call S&P 500 Index, strike @ $4,100 expires 06/24/23 (Counterparty: JPMCB)	0	69,700	251,396
Call EURO STOXX 50, strike @ 4,450 expires 06/23/23 (Counterparty: Eurex Deutschland)	3	1,521,900	125,114
Call FTSE 100 Index, strike @ 7,600 expires 06/23/23 (Counterparty: JPMCB)	0	250,800	132,920
Call EURO STOXX 50, strike @ 4,450 expires 07/23/23 (Counterparty: Eurex Deutschland)	2	760,950	123,795
Call S&P 500 Index, strike @ $4,200 expires 07/23/23 (Counterparty: Options Clearing Corp.)	0	63,000	175,875
Call iShares 20+ Year Treasury Bond ETF, strike @ $120 expires 07/23/23 (Counterparty: Options Clearing Corp.)	1	9,720	3,888

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Number of contracts	Notional amount	Value
Equity and foreign exchange options purchased—(continued)
Call options—(concluded)
Call iShares 20+ Year Treasury Bond ETF, strike @ $115 expires 07/23/23 (Counterparty: Options Clearing Corp.)	1	$6,095	$5,671
Call S&P 500 Index, strike @ $4,125 expires 06/23/23 (Counterparty: Options Clearing Corp.)	0	61,875	222,450
Total			2,010,250

Put options: 0.1%
Put Cinemark Holdings, Inc., strike @ 5 expires 01/19/24 (Counterparty: MSCI)	14	7,125	7,125
Put Herbalife Nutrition Ltd., strike @ 7.5 expires 01/19/24 (Counterparty: MSCI)	9	6,937	46,250
Put Transocean Ltd., strike @ 1.5 expires 01/19/24 (Counterparty: MSCI)	27	3,977	2,651
Put Guess?, Inc., strike @ $12 expires 06/23/23 (Counterparty: MSCI)	3	3,600	1,500
Put EURO STOXX 50, strike @ 3,100 expires 06/24/23 (Counterparty: JPMCB)	0	68,200	17,866
Put EURO STOXX 50, strike @ 3,200 expires 06/24/23 (Counterparty: JPMCB)	1	304,000	84,477
Put Amyris, Inc., strike @ $1 expires 06/23/23 (Counterparty: MSCI)	5	500	15,500
Put S&P 500 Index, strike @ $4,000 expires 06/23/23 (Counterparty: Options Clearing Corp.)	0	24,000	22,440

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Number of contracts	Notional amount	Value
Equity and foreign exchange options purchased—(concluded)
Put options—(concluded)
Put Carnival Corp., strike @ 5 expires 01/19/24 (Counterparty: MSCI)	24	$12,000	$79,200
Put Royal Caribbean Cruises Ltd.,strike @ $30 expires 01/19/24 (Counterparty: MSCI)	6	16,500	52,250
Put Live Nation Entertainment, Inc., strike @ $45 expires 01/19/24 (Counterparty: MSCI)	4	15,750	4,725
Put S&P 500 Index, strike @ $4,165 expires 06/23/23 (Counterparty: Options Clearing Corp.)	0	20,825	37,650
Put Invesco QQQ Trust, strike @ 295 expires 06/23/23 (Counterparty: Options Clearing Corp.)	0	4,130	3,192
Put Industrial Select Sector SPDR, strike @ 94 expires 06/23/23 (Counterparty: Options Clearing Corp.)	0	4,042	3,182
SPDR S&P 500 ETF Trust, strike @ 385 expires 09/23/23 (Counterparty: Options Clearing Corp.)	0	17,325	35,415
Put United States Steel Corp., strike @ 15 expires 01/19/24 (Counterparty: Options Clearing Corp.)	1	1,125	5,700
Total			419,123
Total equity and foreign exchange options purchased (cost—$2,933,870)			2,429,373
Total Investments before Investments Sold Short (cost—$316,720,700)—96.7%			321,041,643

	Number of shares	Value
Investments sold short: (32.2%)
Common stocks: (28.6%)
Australia: (0.1)%
BrainChip Holdings Ltd.	(1,008,229)	$(270,194)
Leo Lithium Ltd.	(62,314)	(21,647)
Worley Ltd.	(20,572)	(204,732)
		(496,573)
Canada: (6.0)%
ARC Resources Ltd.	(49,060)	(609,425)
Athabasca Oil Corp.	(122,140)	(301,102)
Automotive Properties Real Estate Investment Trust	(3,350)	(28,410)
Bank of Nova Scotia	(11,530)	(575,543)
BCE, Inc.	(3,330)	(160,054)
Birchcliff Energy Ltd.	(168,680)	(1,022,152)
Boston Pizza Royalties Income Fund	(11,550)	(133,074)
Cameco Corp.	(20,400)	(560,874)
Canadian National Railway Co.	(10,120)	(1,206,318)
Canadian Tire Corp. Ltd.	(3,660)	(479,797)
Capital Power Corp.	(6,950)	(226,528)
Cargojet, Inc.	(3,140)	(236,163)
Cascades, Inc.	(29,940)	(243,966)
CCL Industries, Inc.	(9,360)	(440,141)
Chartwell Retirement Residences	(36,800)	(240,652)
Denison Mines Corp.	(22,300)	(24,524)
Descartes Systems Group, Inc.	(11,320)	(897,011)
Dye & Durham Ltd.	(23,790)	(253,203)
Enbridge, Inc.	(18,550)	(737,564)
EQB, Inc.	(7,000)	(310,514)
Equinox Gold Corp.	(60,990)	(302,958)
Fiera Capital Corp.	(49,150)	(269,539)
Filo Mining Corp.	(6,800)	(113,128)
goeasy Ltd.	(3,580)	(245,185)
Granite Real Estate Investment Trust	(3,960)	(246,278)
IGM Financial, Inc.	(6,850)	(210,225)
Imperial Oil Ltd.	(11,840)	(603,514)
Interfor Corp.	(6,340)	(99,486)
iShares Core S&P/TSX Capped Composite Index ETF	(131,630)	(3,192,502)
Leon's Furniture Ltd.	(12,670)	(180,953)
Lithium Americas Corp.	(373)	(7,453)
Maple Leaf Foods, Inc.	(27,520)	(563,867)
Minto Apartment Real Estate Investment Trust[2]	(11,710)	(122,472)
MTY Food Group, Inc.	(6,040)	(262,223)
Mullen Group Ltd.	(38,610)	(427,749)
NexGen Energy Ltd.	(121,300)	(471,824)
NFI Group, Inc.	(12,790)	(74,672)
North West Co., Inc.	(6,830)	(200,335)
NorthWest Healthcare Properties REIT	(81,990)	(493,205)
RioCan Real Estate Investment Trust	(20,260)	(313,728)

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
Canada—(concluded)
Sleep Country Canada Holdings, Inc.[2]	(7,920)	$(137,432)
SmartCentres Real Estate Investment Trust	(15,990)	(308,978)
Superior Plus Corp.	(18,430)	(136,710)
TELUS Corp.	(53,840)	(1,141,296)
TransAlta Renewables, Inc.	(49,260)	(459,932)
Whitecap Resources, Inc.	(71,330)	(562,280)
		(19,834,939)
Chile: (0.0)%†
Lundin Mining Corp.	(18,820)	(143,770)

Denmark: (0.0)%†
Vestas Wind Systems AS	(2,514)	(69,297)

France: (0.1)%
Airbus SE	(1,914)	(268,143)

Germany: (0.3)%
adidas AG	(4,032)	(708,370)
Mercer International, Inc.	(21,202)	(206,296)
		(914,666)
Hong Kong: (0.1)%
Prudential PLC	(25,817)	(393,078)

Japan: (0.5)%
Eisai Co. Ltd.	(12,700)	(730,149)
euglena Co. Ltd.	(6,700)	(43,619)
JSR Corp.	(12,700)	(292,693)
Kagome Co. Ltd.	(4,900)	(118,683)
Makita Corp.	(11,500)	(322,434)
		(1,507,578)
Jordan: (0.0)%†
Hikma Pharmaceuticals PLC	(935)	(21,633)

Netherlands: (0.3)%
Aegon NV	(162,556)	(738,514)
Argenx SE	(897)	(344,657)
		(1,083,171)
South Korea: (0.2)%
Delivery Hero SE2	(18,855)	(750,649)

Spain: (0.1)%
Ferrovial SA	(10,278)	(321,979)

Sweden: (0.1)%
Electrolux AB	(4,639)	(69,913)
Investment AB Latour	(4,406)	(95,166)
Kinnevik AB	(2,813)	(46,042)
PowerCell Sweden AB	(18,803)	(159,077)
		(370,198)
Switzerland: (0.0)%†
IWG PLC	(4,351)	(9,279)

Turkey: (0.1)%
Eldorado Gold Corp.	(21,940)	(242,419)

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
United Kingdom: (0.1)%
Capricorn Energy PLC	(48,676)	$(134,215)
ITM Power PLC	(8,128)	(7,986)
Petrofac Ltd.	(27,608)	(24,790)
		(166,991)
United States: (20.6)%
Albemarle Corp.	(195)	(36,165)
Alcoa Corp.	(17,421)	(647,016)
Alnylam Pharmaceuticals, Inc.	(2,733)	(544,414)
Altair Engineering, Inc.	(1,492)	(103,023)
American Airlines Group, Inc.	(40,610)	(553,920)
American Water Works Co., Inc.	(1,642)	(243,426)
Amyris, Inc.	(26,870)	(21,969)
Bank OZK	(5,350)	(191,102)
Bloomin' Brands, Inc.	(130,589)	(3,234,690)
Boeing Co.	(3,403)	(703,672)
BorgWarner, Inc.	(5,220)	(251,239)
Caesars Entertainment, Inc.	(8,948)	(405,255)
Carnival Corp.	(141,269)	(1,301,087)
Cassava Sciences, Inc.	(6,994)	(162,401)
Caterpillar, Inc.	(1,429)	(312,665)
Cathay General Bancorp	(6,860)	(218,628)
CBRE Group, Inc.	(3,769)	(288,932)
Cinemark Holdings, Inc.	(167,225)	(2,822,758)
Coinbase Global, Inc.	(2,520)	(135,551)
Crocs, Inc.	(2,066)	(255,502)
CSX Corp.	(9,170)	(280,969)
CVB Financial Corp.	(13,980)	(209,281)
Deere & Co.	(260)	(98,285)
Deluxe Corp.	(7,270)	(110,140)
Dick's Sporting Goods, Inc.	(3,325)	(482,158)
Dime Community Bancshares, Inc.	(8,200)	(168,920)
Discover Financial Services	(3,030)	(313,514)
DoorDash, Inc.	(4,934)	(301,911)
Dynatrace, Inc.	(8,007)	(338,536)
Energy Fuels, Inc.	(60,900)	(346,112)
Entegris, Inc.	(2,788)	(208,877)
Etsy, Inc.	(3,349)	(338,349)
Expeditors International of Washington, Inc.	(2,150)	(244,756)
First Bancorp/Southern Pines NC	(5,350)	(164,673)
Ford Motor Co.	(8,985)	(106,742)
Franklin Resources, Inc.	(6,940)	(186,547)
Gentex Corp.	(7,617)	(210,153)
German American Bancorp, Inc.	(4,443)	(129,158)
Gevo, Inc.	(160,305)	(185,954)
Graco, Inc.	(3,190)	(252,935)
Hawaiian Holdings, Inc.	(22,670)	(188,841)
Helen of Troy Ltd.	(3,890)	(390,323)

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
United States—(continued)
Herbalife Nutrition Ltd.	(70,680)	$(1,050,305)
Hilton Grand Vacations, Inc.	(6,005)	(257,014)
Home Depot, Inc.	(3,698)	(1,111,397)
HP, Inc.	(6,011)	(178,587)
Illinois Tool Works, Inc.	(1,770)	(428,234)
Invitation Homes, Inc.	(5,910)	(197,217)
Iron Mountain, Inc.	(7,210)	(398,280)
JELD-WEN Holding, Inc.	(8,180)	(104,540)
Joby Aviation, Inc.	(63,922)	(276,782)
Kennametal, Inc.	(20,150)	(523,094)
Kinetik Holdings, Inc.	(2,973)	(91,568)
Lear Corp.	(1,949)	(248,809)
Light & Wonder, Inc.	(1,591)	(95,921)
Live Nation Entertainment, Inc.	(6,326)	(428,776)
Livent Corp.	(147)	(3,212)
Lucid Group, Inc.	(59,160)	(469,730)
Microchip Technology, Inc.	(2,291)	(167,220)
Micron Technology, Inc.	(11,335)	(729,521)
Middleby Corp.	(5,020)	(707,218)
Netflix, Inc.	(1,291)	(425,940)
NextDecade Corp.	(44,430)	(276,799)
NextEra Energy Partners LP	(11,451)	(658,547)
Nordstrom, Inc.	(9,510)	(147,025)
Novocure Ltd.	(4,307)	(283,831)
NuScale Power Corp.	(14,064)	(124,748)
Occidental Petroleum Corp.	(7,062)	(434,525)
Old Dominion Freight Line, Inc.	(799)	(255,992)
ON Semiconductor Corp.	(2,335)	(168,027)
OneMain Holdings, Inc.	(4,760)	(182,641)
Oshkosh Corp.	(8,440)	(645,829)
Overstock.com, Inc.	(13,184)	(268,426)
PACCAR, Inc.	(3,300)	(246,477)
Papa John's International, Inc.	(2,287)	(171,045)
Parsons Corp.	(23,405)	(1,018,117)
Patrick Industries, Inc.	(2,607)	(178,918)
PepsiCo, Inc.	(2,800)	(534,492)
Piedmont Lithium, Inc.	(74)	(4,255)
Plug Power, Inc.	(67,330)	(607,990)
Polaris, Inc.	(6,600)	(717,090)
Pool Corp.	(1,660)	(583,191)
Public Storage	(484)	(142,698)
Rayonier Advanced Materials, Inc.	(25,200)	(137,088)
REC Silicon ASA	(1,786)	(2,680)
Red Rock Resorts, Inc.	(6,575)	(320,860)
Rivian Automotive, Inc.	(9,036)	(115,841)
ROBLOX Corp.	(2,579)	(91,812)
Royal Caribbean Cruises Ltd.	(78,683)	(5,148,229)
SEI Investments Co.	(6,570)	(387,039)

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Number of shares	Value
Investments sold short—(continued)
Common stocks—(concluded)
United States—(concluded)
ServisFirst Bancshares, Inc.	(8,170)	$(412,585)
Sherwin-Williams Co.	(520)	(123,521)
Shoals Technologies Group, Inc.	(5,777)	(120,682)
Signet Jewelers Ltd.	(3,970)	(292,113)
Smartsheet, Inc.	(3,778)	(154,407)
Snap, Inc.	(43,657)	(380,252)
Southern Co.	(5,345)	(393,125)
Stanley Black & Decker, Inc.	(6,875)	(593,587)
Synchrony Financial	(9,790)	(288,903)
T. Rowe Price Group, Inc.	(4,660)	(523,458)
Target Corp.	(1,700)	(268,175)
Tellurian, Inc.	(150,897)	(214,274)
Terex Corp.	(9,494)	(423,337)
Tesla, Inc.	(4,231)	(695,196)
Toast, Inc.	(37,076)	(674,783)
Transocean Ltd.	(540,635)	(3,189,746)
Union Pacific Corp.	(1,400)	(273,980)
United Parcel Service, Inc.	(3,400)	(611,354)
United Rentals, Inc.	(212)	(76,555)
United States Steel Corp.	(233,122)	(5,333,831)
Urban Outfitters, Inc.	(5,010)	(135,571)
Vishay Intertechnology, Inc.	(7,749)	(164,976)
Vistra Corp.	(6,163)	(147,049)
Walt Disney Co.	(3,288)	(337,020)
Webster Financial Corp.	(6,600)	(246,180)
Western Digital Corp.	(17,702)	(609,657)
Westinghouse Air Brake Technologies Corp.	(1,060)	(103,530)
Weyerhaeuser Co.	(16,130)	(482,448)
Whirlpool Corp.	(1,240)	(173,092)
Wolfspeed, Inc.	(10,857)	(505,393)
World Wrestling Entertainment, Inc.	(100,351)	(10,754,617)
YETI Holdings, Inc.	(3,126)	(123,321)
		(68,264,844)
Total common stocks (proceeds—$(89,557,438))		(94,859,207)

Face amount
Corporate bonds: (0.0%)†
United States: (0.0)%†
Patrick Industries, Inc.
4.750%, due 05/01/29[1] (proceeds—$(98,319))	$(100,000)	(87,000)

Number of shares
Investment companies: (3.6%)
ARK Innovation ETF	(2,744)	(98,565)

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2023 (unaudited)

	Number of shares	Value
Investment companies—(continued)
BMO S&P 500 Index ETF	(15,920)	$(726,408)
Consumer Staples Select Sector SPDR Fund	(1,463)	(113,295)
Industrial Select Sector SPDR Fund	(15,659)	(1,565,900)
Invesco QQQ Trust ETF	(2,360)	(761,242)
Invesco Solar ETF	(4,842)	(348,576)
iShares Russell 2000 ETF	(13,709)	(2,401,817)
iShares U.S. Real Estate ETF	(2,680)	(229,622)
SPDR Bloomberg High Yield Bond ETF	(22,212)	(2,054,388)
SPDR Dow Jones Industrial Average ETF Trust	(3,460)	(1,179,964)
SPDR S&P 500 ETF Trust	(5,808)	(2,415,721)
SPDR S&P Oil & Gas Exploration & Production ETF	(383)	(48,683)
Total investment companies (proceeds—$(12,002,159))		(11,944,181)
Total investments sold short (cost—$(101,657,916))		(106,890,388)
Other assets in excess of liabilities—35.5%		117,829,557
Net Assets—100.0%		$331,980,812

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Equity Options written

Notional amount		Number of contracts	Call options	Counterparty	Expiration date	Premiums received	Current Value	Unrealized appreciation (depreciation)
EUR	1,539,000	342	Call EURO STOXX 50, strike @ 4,500.00	Eurex Deutschland	06/23/23	$115,474	$(73,486)	$41,988
EUR	778,050	171	Call EURO STOXX 50, strike @ 4,550.00	Eurex Deutschland	07/23/23	79,980	(61,992)	17,988
EUR	32,620	233	Call Eurex Dow Jones EURO STOXX 50 Dividend Futures, strike @ 140.00	Eurex Deutschland	12/24/23	84,397	(123,236)	(38,839)
GBP	442,400	56	Call FTSE 100 Index, strike @ 7,900.00	JPMCB	05/23/23	39,491	(31,670)	7,821
GBP	257,400	33	Call FTSE 100 Index, strike @ 7,800.00	JPMCB	06/23/23	27,238	(69,467)	(42,229)
USD	63,000	15	Call S&P 500 Index, strike @ 4,200.00	JPMCB	05/23/23	116,449	(59,550)	56,899
USD	57,344	1,792	Call CBOE Volatility Index, strike @ 32.00	JPMCB	05/23/23	154,650	(32,256)	122,394
USD	60,928	1,792	Call CBOE Volatility Index, strike @ 34.00	JPMCB	06/23/23	192,282	(148,736)	43,546
USD	71,400	17	Call S&P 500 Index, strike @ 4,200.00	JPMCB	06/23/23	81,690	(134,453)	(52,763)
USD	24,000	6	Call S&P 500 Index, strike @ 4,000.00	JPMCB	06/23/23	84,788	(134,580)	(49,792)
USD	20,825	5	Call S&P 500 Index, strike @ 4,165.00	Options Clearing Corp.	06/23/23	51,992	(48,900)	3,092

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2023 (unaudited)

Equity options written—(concluded)

Notional amount		Number of contracts	Call options	Counterparty	Expiration date	Premiums received	Current Value	Unrealized appreciation (depreciation)
USD	63,000	15	Call S&P 500 Index, strike @ 4,200.00	Options Clearing Corp.	06/23/23	$91,024	$(136,320)	$(45,296)
USD	64,512	1,792	Call CBOE Volatility Index, strike @ 36.00	JPMCB	07/23/23	213,786	(209,664)	4,122
USD	64,500	15	Call S&P 500 Index, strike @ 4,300.00	Options Clearing Corp.	07/23/23	110,150	(95,190)	14,960
Total						$1,443,391	$(1,359,500)	$83,891

Notional amount		Number of contracts	Put options	Counterparty	Expiration date	Premiums received	Current Value	Unrealized appreciation (depreciation)
EUR	27,280	44	Put STOXX Europe 600 Basic Resources Index, strike @ 620.00	JPMCB	06/23/23	$177,985	$(313,204)	$(135,219)
EUR	243,675	57	Put EURO STOXX 50, strike @ 4,275.00	Eurex Deutschland	06/23/23	56,130	(51,126)	5,004
EUR	242,250	57	Put EURO STOXX 50, strike @ 4,250.00	Eurex Deutschland	07/23/23	70,335	(80,144)	(9,809)
EUR	6,555	69	Put Eurex Dow Jones EURO STOXX 50 Dividend Futures, strike @ 95.00	JPMCB	12/24/23	31,094	(14,522)	16,572
EUR	31,200	312	Put Eurex Dow Jones EURO STOXX 50 Dividend Futures, strike @ 100.00	JPMCB	12/24/23	106,368	(79,072)	27,296
EUR	25,630	233	Put Eurex Dow Jones EURO STOXX 50 Dividend Futures, strike @ 110.00	Eurex Deutschland	12/24/23	103,602	(84,725)	18,877
GBP	105,000	14	Put FTSE 100 Index, strike @ 7,500.00	JPMCB	05/23/23	31,367	(2,727)	28,640
GBP	95,550	13	Put FTSE 100 Index, strike @ 7,350.00	JPMCB	06/23/23	27,338	(5,392)	21,946
USD	19,750	5	Put S&P 500 Index, strike @ 3,950.00	JPMCB	05/23/23	57,426	(4,455)	52,971
USD	23,400	6	Put S&P 500 Index, strike @ 3,900.00	JPMCB	06/23/23	64,292	(15,084)	49,208
USD	3,655	43	Put Industrial Select Sector SPDR, strike @ 85.00	Options Clearing Corp.	06/23/23	4,770	(645)	4,125
USD	3,710	14	Invesco QQQ Trust ETF, strike @ 265.00	Options Clearing Corp.	06/23/23	4,851	(826)	4,025
USD	20,125	5	Put S&P 500 Index, strike @ 4,025.00	Options Clearing Corp.	06/23/23	39,291	(28,400)	10,891
USD	20,000	5	Put S&P 500 Index, strike @ 4,000.00	Options Clearing Corp.	07/23/23	41,402	(32,250)	9,152
USD	17,577	279	Put Utilities Select Sector SPDR Fund, strike @ 63.00	Options Clearing Corp.	09/23/23	58,385	(30,690)	27,695
Total						$874,636	$(743,262)	$131,374
Total equity options written						$2,318,027	$(2,102,762)	$215,265

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2023 (unaudited)

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
Index futures buy contracts
6	USD	CBOE Volatility Index Futures	June 2023	$152,802	$127,809	$(24,995)
14	EUR	EURO STOXX 50 Index Futures	December 2024	194,849	207,488	12,639
285	EUR	EURO STOXX Bank Index Futures	June 2023	1,566,845	1,592,976	26,132
5	HKD	Hang Seng China Enerprises Index Futures	June 2023	210,468	212,526	2,058
18	USD	MSCI Brazil Index Futures	June 2023	849,310	862,315	13,006
16	USD	U.S. MSCI Emerging Markets Index Futures	June 2023	777,076	787,360	10,283
Total				$3,751,350	$3,790,474	$39,123
Index futures sell contracts
66	USD	E-mini Russell 2000 Index Futures	June 2023	$(5,888,652)	$(5,856,840)	$31,812
140	EUR	EURO STOXX 50 Index Futures	June 2023	(6,312,079)	(6,664,294)	(352,215)
27	GBP	FTSE 100 Index Futures	June 2023	(2,550,047)	(2,667,924)	(117,877)
24	USD	MSCI World Index Futures	June 2023	(1,978,570)	(2,108,160)	(129,590)
5	USD	S&P 500 E-Mini Index Futures	June 2023	(985,915)	(209,425)	(61,210)
6	USD	SGX CNX Nifty Index Futures	May 2023	(214,245)	(217,548)	(3,303)
Interest rate futures sell contracts
387	EUR	German EURO Schatz Futures	June 2023	(44,616,190)	(45,063,569)	(447,379)
Total				$(62,545,698)	$(62,787,760)	$(1,079,762)
Net unrealized appreciation (depreciation)						$(1,040,639)

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2023 (unaudited)

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the portfolio[5]	Payments received by the portfolio[5]	Value	Unrealized appreciation (depreciation)
EUR	38,913	06/21/25	Annual	3.232%	12 Month EUR ESTR	$(49,513)	$(49,513)
GBP	34,966	06/21/25	Annual	12 Month GBP SONIA	4.440%	(19,117)	(19,117)
GBP	34,847	06/21/25	Annual	12 Month GBP SONIA	4.392	(58,269)	(58,269)
JPY	1,222,820	09/21/32	Annual	0.421	12 Month JPY TONA	56,354	56,354
JPY	1,222,820	09/21/32	Annual	0.000	12 Month JPY TONA	(1,992)	(1,992)
JPY	1,195,671	06/21/33	Annual	0.621	12 Month JPY TONA	(48,127)	(48,127)
Total						$(120,664)	$(120,664)

OTC Total return swap agreements

Counterparty	Notional amount (000)	Maturity Date	Payment frequency	Payment made by the Portfolio[5]	Payments received by the Portfolio[5]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
JPMCB	USD 16	07/11/24	Monthly	5.120%	Activision Blizzard, Inc.	$—	$(125,006)	$(125,006)
JPMCB	USD 47	07/11/24	Monthly	5.120	PNM Resources, Inc.	—	(36,366)	(36,366)
JPMCB	USD 32	07/11/24	Monthly	5.120	First Horizon Corp	—	(2,574)	(2,574)
JPMCB	USD 12	07/11/24	Monthly	5.120	VMware, Inc.	—	27,612	27,612
JPMCB	USD 63	07/11/24	Monthly	5.120	Spirit Airlines, Inc.	—	(12,727)	(12,727)
JPMCB	GBP 72	07/11/24	Monthly	4.479	EMIS Group PLC	—	128,978	128,978
JPMCB	USD 21	07/11/24	Monthly	5.120	Black Knight, Inc.	—	(56,962)	(56,962)
JPMCB	USD 1	07/11/24	Monthly	Broadcom, Inc.	4.480%	—	3,599	3,599
JPMCB	USD 1	07/11/24	Monthly	Intercontinental Exchange, Inc.	4.520	—	(2,973)	(2,973)
JPMCB	USD 33	07/15/24	Monthly	5.120	Euronav NV	—	11,511	11,511
JPMCB	USD 21	07/15/24	Monthly	Frontline PLC	1.446	—	(635)	(635)
JPMCB	USD 10	08/09/24	Monthly	5.120	iRobot Corp.	—	(25,514)	(25,514)
JPMCB	USD 9	09/30/24	Monthly	Provident Financial Services , Inc.	4.520	—	6,324	6,324
JPMCB	USD 11	09/30/24	Monthly	5.120	Lakeland Bancorp, Inc.	—	(5,611)	(5,611)
JPMCB	USD 110	10/18/24	Monthly	5.120	Albertsons Cos., Inc.	—	(1,748)	(1,748)

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2023 (unaudited)

Counterparty	Notional amount (000)		Maturity Date	Payment frequency	Payment made by the Portfolio[5]	Payments received by the Portfolio[5]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
JPMCB	DKK	22	12/16/24	Monthly	3.433	Chr. Hansen Holding A/S	$—	$21,285	$21,285
JPMCB	DKK	31	12/16/24	Monthly	Novozymes A/S	2.405	—	(25,112)	(25,112)
JPMCB	USD	19	12/16/24	Monthly	5.120	Horizon Therapeutics PLC	—	52,752	52,752
JPMCB	USD	39	12/23/24	Monthly	5.120	Aerojet Rocketdyne Holdings, Inc.	—	392	392
JPMCB	USD	23	01/27/25	Monthly	Xylem , Inc./NY	4.520	—	(61,095)	(61,095)
JPMCB	USD	49	01/27/25	Monthly	5.120	Evoqua Water Technologies Corp.	—	66,488	66,488
JPMCB	USD	39	02/10/25	Monthly	5.120	Oak Street Health, Inc.	—	5,921	5,921
JPMCB	USD	55	02/13/25	Monthly	5.120	NuVasive, Inc.	—	45,342	45,342
JPMCB	USD	40	02/13/25	Monthly	Globus Medical, Inc., Class A	4.520	—	(29,765)	(29,765)
JPMCB	USD	14	02/21/25	Monthly	5.120	Travel Centers of America, Inc.	—	(11,185)	(11,185)
JPMCB	EUR	4	02/24/25	Monthly	2.985	RWE AG	—	8,188	8,188
JPMCB	EUR	23	02/24/25	Monthly	2.985	E.ON SE	—	5,547	5,547
JPMCB	EUR	7	02/24/25	Monthly	2.985	Repsol SA	—	(2,514)	(2,514)
JPMCB	EUR	40	02/24/25	Monthly	2.985	Engie SA	—	(30,579)	(30,579)
JPMCB	EUR	48	02/24/25	Monthly	2.985	Siemens Energy AG	—	34,582	34,582
JPMCB	CAD	6	03/03/25	Monthly	5.358	Uni-Select, Inc.	—	37	37
JPMCB	GBP	12	03/06/25	Monthly	4.179	SSE PLC	—	1,791	1,791
JPMCB	EUR	1	03/06/25	Monthly	STOXX Europe 600 Industrial Goods & Services Index	2.985	—	(2,280)	(2,280)
JPMCB	GBP	25	03/06/25	Monthly	4.179	National Grid PLC	—	8,254	8,254
JPMCB	EUR	1	03/06/25	Monthly	Eurex STOXX 600 Utilities Index	2.985	—	(11,996)	(11,996)
JPMCB	USD	1	03/06/25	Monthly	Utility Index	4.830	—	4,060	4,060
JPMCB	USD	2	03/07/25	Monthly	4.830	SK Innovation Co. Ltd.	—	(44,577)	(44,577)
JPMCB	USD	23	03/07/25	Monthly	4.830	Sinoma Science & Technology Co. Ltd.	—	(14,763)	(14,763)
JPMCB	USD	21	03/07/25	Monthly	4.830	Midea Group Co. Ltd., Class A	—	2,725	2,725
JPMCB	USD	84	03/07/25	Monthly	4.830	China Jushi Co. Ltd.	—	(13,897)	(13,897)
JPMCB	USD	8	03/17/25	Monthly	5.120	Seagen, Inc.	—	(40,600)	(40,600)
JPMCB	USD	11	04/07/25	Monthly	5.120	Heska Corp.	—	(1,776)	(1,776)
JPMCB	USD	—	04/14/25	Monthly	5.120	National Instruments Corp.	—	145	145

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2023 (unaudited)

Counterparty	Notional amount (000)		Maturity Date	Payment frequency	Payment made by the Portfolio[5]	Payments received by the Portfolio[5]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
JPMCB	USD	10	04/14/25	Monthly	Extra Space Storage, Inc.	4.520	$—	$84,586	$84,586
JPMCB	USD	11	04/14/25	Monthly	5.120	Life Storage, Inc.	—	(81,894)	(81,894)
JPMCB	USD	73	04/21/25	Monthly	5.120	BELLUS Health, Inc.	—	4,679	4,679
JPMCB	USD	7	04/21/25	Monthly	5.120	Promoetheus Biosciences, Inc.	—	4,162	4,162
MSCI	USD	3	10/24/23	Monthly	1 Month USD LIBOR	MSCBL3ES Index	—	77,316	77,316
MSCI	USD	3	10/26/23	Monthly	1 Month USD LIBOR	GS FX Intraday	—	(805)	(805)
MSCI	USD	2	11/21/23	Monthly	0.000	MSESLRLS Index	—	(204)	(204)
MSCI	USD	9	12/19/23	Monthly	1 Month USD LIBOR	5 Month USD LIBOR	—	(8,439)	(8,439)
							$—	$(45,321)	$(45,321)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BB	BRL	203,000	USD	38,302	05/16/23	$(2,289)
BB	CNY	266,000	USD	39,396	05/09/23	988
BB	COP	192,776,000	USD	39,753	05/23/23	(1,084)
BB	GBP	33,000	USD	39,741	05/09/23	(1,738)
BB	INR	3,207,000	USD	39,276	05/02/23	88
BB	INR	6,440,000	USD	78,040	06/02/23	(542)
BB	MYR	167,000	USD	39,331	05/03/23	1,891
BB	MYR	174,000	USD	39,232	05/23/23	170
BB	NZD	117,000	USD	72,734	06/30/23	400
BB	PEN	151,000	USD	38,836	05/16/23	(1,871)
BB	PHP	2,138,000	USD	38,515	05/02/23	(88)
BB	THB	2,498,000	USD	73,653	06/30/23	80
BB	TWD	2,350,000	USD	78,954	05/09/23	2,462
BB	TWD	2,386,000	USD	79,196	05/23/23	1,410
BB	USD	36,571	BRL	195,000	06/16/23	2,193
BB	USD	39,438	CAD	53,000	05/23/23	(606)
BB	USD	38,793	CLP	31,334,000	05/23/23	(83)
BB	USD	38,760	COP	188,053,000	05/16/23	1,144
BB	USD	71,066	COP	346,968,000	06/23/23	1,948
BB	USD	38,967	GBP	32,000	05/16/23	1,261
BB	USD	39,770	GBP	33,000	06/09/23	1,736
BB	USD	38,244	HUF	14,009,000	05/16/23	2,960
BB	USD	38,867	INR	3,207,000	05/02/23	321
BB	USD	38,850	INR	3,232,000	05/09/23	632
BB	USD	39,010	INR	3,248,000	05/16/23	654
BB	USD	38,931	INR	3,246,000	05/23/23	696

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2023 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BB	USD	72,429	INR	5,987,000	06/30/23	$522
BB	USD	40,434	MYR	177,000	06/09/23	(653)
BB	USD	38,954	PHP	2,138,000	05/02/23	(352)
BB	USD	38,976	PHP	2,156,000	05/08/23	(56)
BB	USD	40,462	THB	1,376,000	06/02/23	(98)
BB	ZAR	1,438,000	USD	78,468	06/02/23	70
BNP	AUD	56,000	USD	39,011	05/09/23	1,946
BNP	BRL	200,000	USD	37,937	05/02/23	(2,160)
BNP	BRL	201,000	USD	38,495	05/09/23	(1,753)
BNP	BRL	203,000	USD	38,312	05/23/23	(2,222)
BNP	BRL	203,000	USD	38,789	06/02/23	(1,663)
BNP	BRL	379,000	USD	73,933	06/30/23	(1,233)
BNP	CAD	106,000	USD	77,574	06/01/23	(710)
BNP	CHF	72,000	USD	78,580	05/09/23	(2,024)
BNP	CLP	31,246,000	USD	38,756	05/16/23	119
BNP	CLP	31,334,000	USD	37,936	05/23/23	(774)
BNP	CLP	32,448,000	USD	40,233	06/02/23	200
BNP	CLP	31,500,000	USD	38,596	06/09/23	(232)
BNP	COP	183,806,000	USD	38,794	05/09/23	(275)
BNP	COP	188,053,000	USD	39,269	05/16/23	(635)
BNP	COP	185,615,000	USD	39,445	06/02/23	220
BNP	COP	177,662,000	USD	38,717	06/16/23	1,280
BNP	COP	346,968,000	USD	76,545	06/23/23	3,532
BNP	CZK	1,606,000	USD	71,987	06/23/23	(3,045)
BNP	IDR	573,013,000	USD	38,424	06/16/23	(594)
BNP	INR	3,207,000	USD	38,607	05/02/23	(581)
BNP	INR	3,234,000	USD	39,215	06/09/23	(234)
BNP	INR	3,071,000	USD	37,272	06/16/23	(175)
BNP	INR	5,955,000	USD	72,334	06/26/23	(242)
BNP	INR	5,987,000	USD	72,870	06/30/23	(82)
BNP	KRW	48,334,000	USD	39,198	05/02/23	3,084
BNP	KRW	49,358,000	USD	39,350	05/09/23	2,461
BNP	KRW	49,794,000	USD	39,390	05/16/23	2,159
BNP	KRW	50,947,000	USD	39,311	05/23/23	1,203
BNP	KRW	51,519,000	USD	39,091	06/05/23	525
BNP	KRW	51,502,000	USD	39,693	06/09/23	1,130
BNP	KRW	48,775,000	USD	37,454	06/16/23	918
BNP	KRW	94,626,000	USD	73,154	06/30/23	2,214
BNP	NOK	403,000	USD	38,708	06/02/23	837
BNP	NOK	826,000	USD	80,614	06/09/23	2,966
BNP	PHP	2,138,000	USD	38,527	05/02/23	(76)
BNP	SEK	405,000	USD	39,064	06/02/23	(489)
BNP	SEK	764,000	USD	73,442	07/13/23	(1,329)
BNP	SEK	760,000	USD	74,392	07/27/23	(33)
BNP	SGD	106,000	USD	78,780	06/05/23	(752)
BNP	SGD	99,000	USD	74,384	07/27/23	(48)
BNP	TWD	2,382,000	USD	78,178	06/02/23	436
BNP	TWD	2,420,000	USD	79,854	06/09/23	810

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2023 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BNP	TWD	2,278,000	USD	75,292	06/16/23	$826
BNP	TWD	2,197,000	USD	72,982	06/26/23	1,081
BNP	TWD	4,480,000	USD	148,250	07/07/23	1,450
BNP	TWD	4,442,000	USD	147,210	07/13/23	1,556
BNP	TWD	2,270,000	USD	75,158	07/20/23	664
BNP	TWD	2,274,000	USD	74,670	07/27/23	(15)
BNP	USD	37,316	AUD	56,000	05/16/23	(240)
BNP	USD	38,437	BRL	200,000	05/02/23	1,661
BNP	USD	38,705	BRL	203,000	05/16/23	1,886
BNP	USD	38,575	BRL	203,000	05/23/23	1,958
BNP	USD	38,252	BRL	203,000	06/02/23	2,200
BNP	USD	38,839	BRL	204,000	06/09/23	1,761
BNP	USD	70,720	BRL	377,000	06/23/23	4,136
BNP	USD	72,058	BRL	379,000	06/30/23	3,108
BNP	USD	39,013	CAD	52,000	05/15/23	(1,246)
BNP	USD	73,919	CAD	99,000	07/05/23	(755)
BNP	USD	37,083	CLP	30,003,000	06/16/23	(133)
BNP	USD	71,785	CLP	59,505,000	06/23/23	1,432
BNP	USD	72,584	CLP	58,703,000	06/30/23	(418)
BNP	USD	72,724	CLP	59,514,000	07/06/23	381
BNP	USD	38,517	CNY	266,000	05/09/23	(109)
BNP	USD	37,782	COP	183,806,000	05/09/23	1,287
BNP	USD	38,406	COP	192,776,000	05/23/23	2,431
BNP	USD	38,155	COP	185,615,000	06/02/23	1,070
BNP	USD	39,012	COP	186,115,000	06/09/23	259
BNP	USD	36,848	COP	177,662,000	06/16/23	588
BNP	USD	72,162	COP	341,502,000	06/30/23	(397)
BNP	USD	71,982	COP	332,118,000	07/13/23	(2,386)
BNP	USD	72,411	COP	330,026,000	07/21/23	(3,382)
BNP	USD	74,741	GBP	60,000	07/20/23	779
BNP	USD	72,721	IDR	1,084,915,000	07/13/23	1,110
BNP	USD	38,691	INR	3,220,000	06/02/23	1,200
BNP	USD	73,330	INR	6,058,000	07/06/23	463
BNP	USD	72,489	INR	5,983,000	07/13/23	363
BNP	USD	74,017	INR	6,102,000	07/20/23	257
BNP	USD	73,813	INR	6,074,000	07/27/23	92
BNP	USD	36,616	KRW	48,334,000	05/02/23	(502)
BNP	USD	37,981	KRW	49,358,000	05/09/23	(1,092)
BNP	USD	38,173	KRW	49,794,000	05/16/23	(943)
BNP	USD	39,779	KRW	51,519,000	06/05/23	(1,212)
BNP	USD	37,024	KRW	48,775,000	06/16/23	(488)
BNP	USD	73,085	NOK	760,000	06/30/23	(1,568)
BNP	USD	73,886	NOK	756,000	07/11/23	(2,709)
BNP	USD	39,302	NZD	62,000	05/16/23	(962)
BNP	USD	38,515	PHP	2,138,000	05/02/23	88
BNP	USD	39,157	PHP	2,159,000	05/22/23	(195)
BNP	USD	39,318	SEK	405,000	05/23/23	215
BNP	USD	40,223	SEK	414,000	06/09/23	223

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2023 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BNP	USD	37,922	SEK	395,000	06/16/23	$683
BNP	USD	37,862	SGD	51,000	05/02/23	359
BNP	USD	72,803	SGD	97,000	06/30/23	48
BNP	USD	38,423	TWD	1,175,000	05/02/23	(404)
BNP	USD	38,623	TWD	1,175,000	05/09/23	(752)
BNP	USD	39,065	TWD	1,186,000	05/16/23	(862)
BNP	USD	39,468	TWD	1,193,000	05/23/23	(575)
BNP	USD	39,922	TWD	1,210,000	06/09/23	(800)
BNP	USD	37,619	TWD	1,139,000	06/16/23	(772)
BNP	USD	72,520	TWD	2,197,000	06/26/23	(1,238)
BNP	USD	72,441	TWD	2,213,000	06/30/23	34
BOA	CHF	72,000	USD	78,414	05/02/23	(2,138)
BOA	CHF	36,000	USD	39,325	05/23/23	(1,042)
BOA	CHF	67,000	USD	73,053	06/23/23	(2,344)
BOA	CHF	67,000	USD	74,228	07/06/23	(1,280)
BOA	CHF	66,000	USD	73,714	07/13/23	(721)
BOA	CLP	31,402,000	USD	39,176	05/09/23	310
BOA	CLP	59,505,000	USD	74,168	06/23/23	951
BOA	CLP	58,703,000	USD	71,502	06/30/23	(664)
BOA	CNY	264,000	USD	39,257	05/04/23	1,152
BOA	COP	186,115,000	USD	40,050	06/09/23	779
BOA	COP	341,502,000	USD	75,483	06/30/23	3,718
BOA	DKK	183,300	USD	27,137	07/20/23	(102)
BOA	GBP	42,200	USD	52,670	07/20/23	(445)
BOA	NOK	404,000	USD	38,783	05/09/23	863
BOA	NOK	402,000	USD	38,110	05/23/23	351
BOA	NOK	2,352,760	USD	229,019	07/20/23	7,419
BOA	SEK	395,000	USD	37,463	06/16/23	(1,142)
BOA	SEK	2,062,315	USD	202,165	07/20/23	269
BOA	USD	74,526	CAD	101,000	07/26/23	146
BOA	USD	39,122	CHF	36,000	05/23/23	1,245
BOA	USD	40,873	CHF	37,000	06/09/23	696
BOA	USD	37,864	CHF	34,000	06/16/23	366
BOA	USD	38,461	CLP	32,448,000	06/02/23	1,571
BOA	USD	39,145	CLP	31,500,000	06/09/23	(317)
BOA	USD	73,981	CLP	59,539,000	07/20/23	(991)
BOA	USD	73,167	CLP	60,271,000	07/27/23	648
BOA	USD	72,443	COP	338,798,000	07/10/23	(1,397)
BOA	USD	73,020	COP	332,273,000	07/27/23	(3,619)
BOA	USD	39,488	GBP	32,000	05/02/23	728
BOA	USD	39,793	GBP	33,000	05/09/23	1,686
BOA	USD	39,122	NOK	403,000	06/02/23	(1,251)
BOA	USD	39,707	NOK	413,000	06/09/23	(1,766)
BOA	USD	72,433	NOK	763,000	06/23/23	(658)
BOA	USD	29,047	NOK	306,200	07/20/23	(207)
BOA	USD	39,295	NZD	62,000	05/09/23	(955)
BOA	USD	39,801	PEN	151,000	05/16/23	906
BOA	USD	73,074	PEN	277,000	07/10/23	1,350

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2023 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BOA	USD	72,666	PEN	276,000	07/13/23	$1,476
BOA	USD	74,047	PEN	281,000	07/20/23	1,408
BOA	USD	73,625	PEN	278,000	07/27/23	994
BOA	USD	2,113	SEK	21,700	07/20/23	23
BOA	USD	39,468	TWD	1,193,000	05/23/23	(575)
CITI	AUD	57,000	USD	39,354	05/23/23	1,604
CITI	CHF	34,000	USD	37,717	06/16/23	(513)
CITI	CHF	66,000	USD	75,198	07/27/23	655
CITI	CLP	30,003,000	USD	36,705	06/16/23	(245)
CITI	GBP	24,100	USD	30,038	07/20/23	(296)
CITI	SGD	52,000	USD	38,955	05/23/23	(41)
CITI	THB	2,572,000	USD	75,082	06/16/23	(564)
CITI	USD	39,796	CHF	36,000	05/16/23	1,078
CITI	USD	76,113	CHF	67,000	06/30/23	(654)
CITI	USD	72,760	CLP	59,680,000	07/13/23	475
CITI	USD	38,692	THB	1,329,000	05/16/23	552
GS	USD	8,700	NOK	92,382	05/02/23	(31)
GSI	CAD	53,000	USD	39,006	05/01/23	(113)
GSI	EUR	37,400	USD	41,215	07/20/23	(176)
GSI	JPY	9,776,000	USD	74,588	07/06/23	2,124
GSI	NZD	61,000	USD	37,468	05/02/23	(254)
GSI	NZD	117,000	USD	73,713	07/06/23	1,381
GSI	SEK	405,000	USD	39,388	05/23/23	(145)
GSI	THB	2,581,000	USD	78,812	05/02/23	3,227
GSI	THB	2,658,000	USD	79,110	05/16/23	1,174
GSI	THB	4,946,000	USD	145,530	06/23/23	(40)
GSI	USD	39,026	CAD	53,000	06/01/23	232
GSI	USD	17,963	EUR	16,300	07/20/23	77
GSI	USD	39,861	THB	1,358,000	05/23/23	(32)
HSBC	CZK	1,584,000	USD	74,077	07/20/23	160
HSBC	CZK	3,158,000	USD	147,764	07/27/23	442
HSBC	GBP	920,208	USD	1,153,322	07/20/23	(4,906)
HSBC	INR	3,232,000	USD	39,309	05/09/23	(173)
HSBC	INR	3,248,000	USD	39,177	05/16/23	(488)
HSBC	INR	3,246,000	USD	39,094	05/23/23	(533)
HSBC	JPY	5,156,000	USD	39,620	05/09/23	1,736
HSBC	KRW	94,085,000	USD	72,405	06/23/23	1,899
HSBC	PHP	2,156,000	USD	39,075	05/08/23	155
HSBC	PHP	2,159,000	USD	39,712	05/22/23	750
HSBC	PHP	4,175,000	USD	73,891	07/19/23	(1,352)
HSBC	SGD	51,000	USD	38,783	05/02/23	562
HSBC	SGD	52,000	USD	39,310	05/09/23	334
HSBC	SGD	106,000	USD	78,998	06/09/23	(546)
HSBC	SGD	96,000	USD	72,017	06/23/23	(63)
HSBC	SGD	97,000	USD	73,227	06/30/23	377
HSBC	SGD	98,000	USD	74,128	07/06/23	509
HSBC	SGD	97,000	USD	73,118	07/13/23	230
HSBC	SGD	99,000	USD	74,585	07/20/23	174

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2023 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
HSBC	TWD	2,350,000	USD	79,120	05/02/23	$2,678
HSBC	TWD	2,372,000	USD	79,634	05/16/23	2,366
HSBC	USD	38,380	BRL	201,000	05/09/23	1,868
HSBC	USD	75,192	CZK	1,606,000	06/23/23	(160)
HSBC	USD	74,904	CZK	1,599,000	06/30/23	(222)
HSBC	USD	39,259	INR	3,234,000	06/09/23	190
HSBC	USD	36,968	INR	3,071,000	06/16/23	478
HSBC	USD	71,563	INR	5,955,000	06/26/23	1,013
HSBC	USD	39,141	KRW	50,947,000	05/23/23	(1,033)
HSBC	USD	71,070	KRW	94,626,000	06/30/23	(130)
HSBC	USD	72,778	MXN	1,333,000	07/27/23	98
HSBC	USD	27,301	NOK	288,600	07/20/23	(119)
HSBC	USD	38,987	PLN	175,000	05/16/23	6,062
HSBC	USD	38,709	SGD	52,000	05/09/23	267
HSBC	USD	38,957	SGD	52,000	05/23/23	39
HSBC	USD	39,973	SGD	53,000	06/05/23	(414)
HSBC	USD	40,052	SGD	53,000	06/09/23	(560)
HSBC	USD	37,650	SGD	50,000	06/16/23	(119)
HSBC	USD	72,244	SGD	96,000	06/23/23	(164)
HSBC	USD	38,299	TWD	1,175,000	05/02/23	(78)
HSBC	USD	39,227	ZAR	723,000	06/09/23	165
HSBC	ZAR	1,381,000	USD	75,112	05/09/23	(342)
JPMCB	CAD	106,000	USD	77,638	05/23/23	(632)
JPMCB	CHF	36,000	USD	38,755	06/02/23	(1,658)
JPMCB	EUR	2,459,489	USD	2,734,570	07/20/23	12,629
JPMCB	JPY	9,976,000	USD	75,417	07/20/23	1,313
JPMCB	SEK	414,000	USD	39,715	06/09/23	(732)
JPMCB	SEK	766,000	USD	74,711	07/20/23	(278)
JPMCB	SGD	52,000	USD	39,292	05/16/23	307
JPMCB	THB	2,631,000	USD	78,976	05/09/23	1,883
JPMCB	THB	2,716,000	USD	79,074	05/23/23	(616)
JPMCB	THB	2,752,000	USD	78,468	06/02/23	(2,358)
JPMCB	THB	2,734,000	USD	79,804	06/09/23	(550)
JPMCB	THB	5,036,000	USD	148,482	07/07/23	56
JPMCB	THB	2,494,000	USD	73,543	07/17/23	(35)
JPMCB	THB	2,549,000	USD	74,919	07/20/23	(304)
JPMCB	THB	2,548,000	USD	74,851	07/27/23	(393)
JPMCB	USD	38,772	AUD	58,000	06/02/23	(343)
JPMCB	USD	38,626	CHF	36,000	05/02/23	3,298
JPMCB	USD	38,114	CNY	264,000	05/04/23	(9)
JPMCB	USD	1,848	DKK	12,400	07/20/23	(5)
JPMCB	USD	73,524	GBP	59,000	07/13/23	730
JPMCB	USD	73,669	GBP	59,000	07/27/23	599
JPMCB	USD	235,943	GBP	189,727	07/31/23	2,897
JPMCB	USD	71,783	JPY	9,539,000	06/30/23	(1,140)
JPMCB	USD	39,287	NOK	402,000	05/23/23	(1,528)
JPMCB	USD	73,150	NOK	765,000	07/13/23	(1,119)
JPMCB	USD	38,827	PLN	170,000	05/02/23	4,036

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2023 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
JPMCB	USD	38,867	PLN	173,000	05/09/23	$5,374
JPMCB	USD	39,213	SEK	405,000	06/02/23	340
JPMCB	USD	36,686	THB	1,290,000	05/02/23	2,184
JPMCB	USD	38,309	THB	1,316,000	05/09/23	504
JPMCB	USD	40,197	THB	1,367,000	06/09/23	(40)
JPMCB	USD	37,810	THB	1,286,000	06/16/23	24
JPMCB	USD	72,510	THB	2,473,000	06/23/23	550
JPMCB	USD	73,193	THB	2,498,000	06/30/23	380
MSCI	AUD	56,000	USD	39,365	05/02/23	2,310
MSCI	AUD	56,000	USD	39,120	05/16/23	2,043
MSCI	AUD	58,000	USD	39,090	06/02/23	661
MSCI	BRL	204,000	USD	39,827	06/09/23	(773)
MSCI	BRL	195,000	USD	38,137	06/16/23	(626)
MSCI	BRL	377,000	USD	75,654	06/23/23	798
MSCI	CAD	51,000	USD	37,835	06/15/23	159
MSCI	CHF	72,000	USD	79,274	05/16/23	(1,394)
MSCI	CHF	67,000	USD	73,746	06/30/23	(1,713)
MSCI	CHF	67,000	USD	75,484	07/20/23	(133)
MSCI	CNY	5,306,267	USD	775,148	06/15/23	6,446
MSCI	CZK	829,000	USD	37,168	06/16/23	(1,575)
MSCI	CZK	1,599,000	USD	72,626	06/30/23	(2,056)
MSCI	CZK	1,577,000	USD	73,236	07/07/23	(396)
MSCI	CZK	1,566,000	USD	72,597	07/13/23	(503)
MSCI	GBP	33,000	USD	41,345	06/09/23	(160)
MSCI	HUF	14,057,000	USD	38,508	05/02/23	(3,013)
MSCI	HUF	14,009,000	USD	37,358	05/16/23	(3,847)
MSCI	JPY	9,539,000	USD	73,833	06/30/23	3,190
MSCI	JPY	9,698,000	USD	73,836	07/13/23	1,873
MSCI	KRW	601,466,348	USD	460,142	05/10/23	10,599
MSCI	MYR	168,000	USD	39,234	05/09/23	1,555
MSCI	MYR	171,000	USD	39,483	05/16/23	1,113
MSCI	MYR	175,000	USD	39,161	06/02/23	(152)
MSCI	MYR	177,000	USD	39,750	06/09/23	(31)
MSCI	NOK	763,000	USD	73,253	06/23/23	1,478
MSCI	NOK	760,000	USD	72,172	06/30/23	655
MSCI	NZD	62,000	USD	38,482	05/09/23	142
MSCI	NZD	62,000	USD	38,535	05/16/23	196
MSCI	NZD	116,000	USD	71,724	06/23/23	4
MSCI	NZD	117,000	USD	72,763	07/13/23	435
MSCI	NZD	120,000	USD	74,526	07/20/23	347
MSCI	NZD	120,000	USD	73,890	07/27/23	(286)
MSCI	PLN	340,000	USD	76,152	05/02/23	(5,536)
MSCI	PLN	346,000	USD	78,358	05/09/23	(4,750)
MSCI	PLN	350,000	USD	79,670	05/16/23	(4,364)
MSCI	PLN	173,000	USD	39,837	06/02/23	(1,660)
MSCI	PLN	174,000	USD	40,527	06/09/23	(1,193)
MSCI	TWD	4,426,000	USD	147,795	06/30/23	2,880
MSCI	USD	37,702	AUD	56,000	05/02/23	(647)

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2023 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
MSCI	USD	37,539	AUD	56,000	05/09/23	$(473)
MSCI	USD	39,427	CAD	53,000	05/01/23	(309)
MSCI	USD	72,739	CAD	98,000	07/12/23	(304)
MSCI	USD	39,508	CHF	36,000	06/02/23	905
MSCI	USD	75,268	CHF	67,000	06/23/23	129
MSCI	USD	2,147	CHF	1,900	07/20/23	(3)
MSCI	USD	38,693	CLP	31,402,000	05/09/23	172
MSCI	USD	39,012	CLP	31,246,000	05/16/23	(376)
MSCI	USD	143,390	CNY	979,896	06/15/23	(2,981)
MSCI	USD	38,477	CZK	829,000	06/16/23	265
MSCI	USD	14,870	EUR	13,400	07/20/23	(317)
MSCI	USD	38,001	HUF	14,057,000	05/02/23	3,520
MSCI	USD	37,159	IDR	573,013,000	06/16/23	1,859
MSCI	USD	38,319	JPY	5,156,000	05/09/23	(435)
MSCI	USD	98,552	KRW	128,123,808	05/10/23	(2,791)
MSCI	USD	35,952	KRW	48,184,200	05/10/23	61
MSCI	USD	72,312	MXN	1,327,000	07/10/23	479
MSCI	USD	71,449	MXN	1,322,000	07/13/23	1,025
MSCI	USD	73,055	MXN	1,339,000	07/20/23	251
MSCI	USD	37,329	MYR	167,000	05/03/23	111
MSCI	USD	37,682	MYR	168,000	05/09/23	(3)
MSCI	USD	38,362	MYR	171,000	05/16/23	7
MSCI	USD	39,048	MYR	174,000	05/23/23	13
MSCI	USD	40,009	MYR	175,000	06/02/23	(697)
MSCI	USD	39,286	NOK	404,000	05/09/23	(1,365)
MSCI	USD	74,685	NOK	777,000	07/20/23	(1,502)
MSCI	USD	74,442	NOK	783,000	07/27/23	(1,340)
MSCI	USD	39,209	NZD	61,000	05/02/23	(1,487)
MSCI	USD	72,054	NZD	116,000	06/23/23	(334)
MSCI	USD	72,056	NZD	117,000	06/30/23	279
MSCI	USD	38,670	PLN	173,000	06/02/23	2,827
MSCI	USD	39,341	PLN	174,000	06/09/23	2,379
MSCI	USD	39,638	TWD	1,191,000	06/02/23	(1,534)
MSCI	USD	38,737	ZAR	682,000	05/02/23	(2,908)
MSCI	USD	38,880	ZAR	690,000	05/09/23	(2,363)
MSCI	USD	38,999	ZAR	701,000	05/16/23	(1,444)
MSCI	USD	38,932	ZAR	714,000	05/23/23	60
MSCI	USD	38,671	ZAR	719,000	06/02/23	1,056
MSCI	ZAR	1,364,000	USD	73,546	05/02/23	(1,020)
MSCI	ZAR	1,402,000	USD	76,308	05/16/23	(246)
MSCI	ZAR	1,429,000	USD	76,411	05/23/23	(1,567)
MSCI	ZAR	723,000	USD	40,450	06/09/23	1,058
SG	AUD	597,500	USD	406,304	07/20/23	9,619
SG	CAD	104,000	USD	75,794	05/15/23	(988)
SG	CHF	37,000	USD	40,119	06/09/23	(1,450)
SG	CHF	99,900	USD	113,698	07/20/23	950
SG	GBP	32,000	USD	38,708	05/02/23	(1,508)
SG	GBP	32,000	USD	38,997	05/16/23	(1,231)

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2023 (unaudited)

Forward foreign currency contracts—(concluded)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
SG	PHP	4,117,000	USD	73,956	07/26/23	$(229)
SG	SGD	50,000	USD	37,233	06/16/23	(298)
SG	USD	38,137	AUD	57,000	05/23/23	(387)
SG	USD	37,191	CAD	51,000	06/15/23	485
SG	USD	38,905	CHF	36,000	05/09/23	2,794
SG	USD	39,337	KRW	51,502,000	06/09/23	(774)
SG	USD	71,743	KRW	94,085,000	06/23/23	(1,238)
SG	USD	38,672	SGD	52,000	05/16/23	314
Net unrealized appreciation (depreciation)						$80,561

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$142,424,460	$43	$—	$142,424,503
Preferred stocks	129,603	—	—	129,603
Investment companies	23,864,294	—	—	23,864,294
Corporate bonds	—	48,249,807	—	48,249,807
Equity and foreign exchange options purchased	2,429,373	—	—	2,429,373
Short-term investments	—	103,944,063	—	103,944,063
Futures contracts	95,930	—	—	95,930
Swap agreements	—	662,630	—	662,630
Forward foreign currency contracts	—	252,107	—	252,107
Total	$168,943,660	$153,108,650	$—	$322,052,310
Liabilities
Investments sold short
Common stocks	$(94,859,207)	$—	—	$(94,859,207)
Corporate bonds	—	(87,000)	—	(87,000)
Investment companies	(11,944,181)	—	—	(11,944,181)
Equity options written	(2,102,762)	—	—	(2,102,762)
Futures contracts	(1,136,569)	—	—	(1,136,569)
Swap agreements	—	(828,615)	—	(828,615)
Forward foreign currency contracts	—	(171,546)	—	(171,546)
Total	$(110,042,719)	$(1,087,161)	$—	$(111,129,880)

At April 30, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non–income producing security.
†	Amount represents less than 0.05% or (0.05)%.
1	Security, or portion thereof, pledged as collateral for investments sold short, written options, futures and/or swap agreements.
2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $18,823,894, represented 5.7% of the Portfolios net assets at period end.
3	Zero coupon bond.
4	Rates shown reflect yield at April 30, 2023.
5	Payments made or received are based on the notional amount.

PACE Select Advisors Trust

Glossary of terms used in the Portfolio of investments

April 30, 2023 (unaudited)

Portfolio acronyms:

ABS	Asset-backed Security	IO	Interest Only
ADR	American Depositary Receipt	JSC	Joint Stock Company
AGM	Assured Guaranty Municipal	LIBOR	London Interbank Offered Rate
AID	Anticipation Certificates of Indebtedness	MGIC	Mortgage Guaranty Insurance Corporation
AMBAC	American Municipal Bond Assurance Corporation	MTA	Monthly Treasury Average Index
AMT	Alternative Minimum Tax	NVDR	Non-Voting Depository Receipt
ARM	Adjustable Rate Mortgage	OAT	Obligation Assimilables du Trésor (French Government Bonds)
BAM	Build Americal Mutual	OBFR	Overnight Bank Funding Rate
BBSW	Bank Bill Swap Rate	OTC	Over The Counter
BOBL	Bundesobligationen	PJSC	Private Joint Stock Company
CDO	Collateralized Debt Obligation	PO	Principal Only
CJSC	Closed Joint Stock Company	PSF	Permanent School Fund
CLO	Collateralized Loan Obligation	RASC	Retirement Administration Service Center
CMT	Constant Maturity Treasury Index	RBA IOCR	RBA Interbank Overnight Cash Rate
COFI	Cost of Funds Index	REIT	Real Estate Investment Trust
COP	Certificate of Participation	REMIC	Real Estate Mortgage Investment Conduit
CPI	Consumer Price Index	RPI	Retail Price Index
DAC	Designated Activity Company	SBA	Small Business Administration
DIP	Debtor-in-possession	SIFMA	Municipal Swap Index Yield
ETF	Exchange Traded Fund	SOFR	Secured Overnight Financing Rate
EURIBOR	Euro Interbank Offered Rate	SONIA	Sterling Overnight Index Average
FHA	Federal Housing Administration	SPDR	Standard and Poor's Depository Receipts
FHLB	Federal Home Loan Bank	STRIP	Separate Trading of Registered Interest and Principal of Securities
FHLMC	Federal Home Loan Mortgage Corporation	TBA	To-Be-Announced Security
FNMA	Federal National Mortgage Association	TIPS	Treasury inflation protected securities
FRN	Floating Rate Note	UMBS	Uniform Mortgage-Backed Securities
GDR	Global Depositary Receipt	VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of period end and reset periodically.
GMAC	General Motors Acceptance Corporation
GNMA	Government National Mortgage Association
GO	General Obligation
GSAMP	Goldman Sachs Asset Mortgage Passthrough
GTD	Guaranteed

Currency type abbreviations:

ARS	Argentine Peso	JPY	Japanese Yen
AUD	Australian Dollar	KRW	South Korean Won
BRL	Brazilian Real	MXN	Mexican Peso
CAD	Canadian Dollar	MYR	Malaysian Ringgit
CHF	Swiss Franc	NOK	Norwegian Krone
CLP	Chilean Peso	NZD	New Zealand Dollar
CNH	Chinese Yuan Renminbi Offshore	PEN	Peruvian Sol
CNY	Chinese Yuan Renminbi	PHP	Philippine Peso
COP	Colombian Peso	PLN	Polish Zloty
CZK	Czech Koruna	RON	Romanian Leu
DKK	Danish Krone	RUB	Russian Ruble
EUR	Euro	SEK	Swedish Krona
GBP	Great Britain Pound	SGD	Singapore Dollar
HKD	Hong Kong Dollar	THB	Thai Baht
HUF	Hungarian Forint	TRY	Turkish Lira
IDR	Indonesian Rupiah	TWD	Taiwan Dollar
ILS	Israeli Shekel	USD	United States Dollar
INR	Indian Rupee	ZAR	South African Rand

Counterparty acronyms:

ANZ	Australia and New Zealand Banking Group	JPMCB	JPMorgan Chase Bank
BB	Barclays Bank PLC	MSCI	Morgan Stanley & Co. International PLC
BNP	BNP Paribas	NAT	National Westminster
BOA	Bank of America	RBC	Royal Bank of Canada
CIBC	Canadian Imperial Bank of Commerce	RBS	Royal Bank of Scotland PLC
CITI	Citibank NA	SCB	Standard Chartered Bank
CSI	Credit Suisse International	SG	Societe Generale
DB	Deutsche Bank AG	SSC	State Street Bank and Trust Co.
GS	Goldman Sachs	TD	Toronto-Dominion Bank
GSI	Goldman Sachs International	WBC	Westpac Banking Corp.
HSBC	HSBC Bank PLC

See accompanying notes to financial statements.

PACE Select Advisors Trust

Valuation of investments

Each Portfolio generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. A Portfolio calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Portfolios do not price their shares, on most national holidays and Good Friday. To the extent that a Portfolio’s assets are traded in other markets on days when the NYSE is not open, the value of a Portfolio’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, a Portfolio’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which a Portfolio calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

Each Portfolio calculates its net asset value based on the current market value, where available, for its portfolio investments. The Portfolios normally obtain market values for their investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/ or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings.

Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Board. Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Portfolios invest are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in a Portfolio’s net asset value. However, if any of the Portfolios determine that such developments are so significant that they will materially affect the value of the Portfolio’s investments, the Portfolio may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

Certain Portfolios may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at “fair value,” that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Portfolios’ use of the practical expedient within ASC Topic 820, Fair value measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Portfolios’ custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

OTC swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board. Centrally cleared swaps are valued using prices from the counterparty clearing houses.

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act, and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing services. UBS AM has the Equities, Fixed Income, and Multi-Asset Valuation Committee (the “VC”) to assist with its designated responsibilities as valuation designee with respect to the Portfolios’ portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances, securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Portfolio’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of each Portfolio’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Portfolio’s own assumptions in determining the fair value of investments. A fair value hierarchy table has been included near the end of each Portfolio’s portfolio of investments.

For more information regarding the Portfolios’ other significant accounting policies, please refer to the Portfolio’s Semi annual report to shareholders dated January 31, 2023.